UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05426

AIM Investment Funds

(Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Glenn Brightman 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	April 30, 2024

Invesco Balanced-Risk Allocation Fund

Nasdaq:

A: ABRZX ∎ C: ABRCX ∎ R: ABRRX ∎ Y: ABRYX ∎ R5: ABRIX ∎ R6: ALLFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
17	Consolidated Financial Statements
20	Consolidated Financial Highlights
21	Notes to Consolidated Financial Statements
30	Fund Expenses
31	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.24%
Class C Shares	10.72
Class R Shares	11.12
Class Y Shares	11.35
Class R5 Shares	11.27
Class R6 Shares	11.31
MSCI All Country World Index▼ (Broad Market Index)*	19.77
S&P 500 Index▼ (Broad Market Index)*	20.98
Custom Invesco Balanced-Risk Allocation Style Index∎ (Style-Specific Index)	13.97
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

*Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500 Index to the MSCI All Country World Index to reflect that the MSCI All Country World Index can be considered more broadly representative of the overall applicable securities market.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Custom Invesco Balanced-Risk Allocation Style Index is composed of 60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index. Effective December 1, 2009, the fixed income component of the Custom Balanced-Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Bloomberg U.S. Aggregate Bond Index. The MSCI World Index is considered representative of stocks of developed countries. The index return is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg U.S. Aggregate Bond Index is considered representative of the US investment-grade, fixed-rate bond market. The JP Morgan GBI Global (Traded) Index is considered representative of fixed-rate debt of developed government bond markets.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Balanced-Risk Allocation Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (6/2/09)	5.15%
10 Years	2.91
5 Years	1.83
1 Year	0.30

Class C Shares
Inception (6/2/09)	5.12%
10 Years	2.87
5 Years	2.20
1 Year	4.20

Class R Shares
Inception (6/2/09)	5.28%
10 Years	3.22
5 Years	2.73
1 Year	5.72

Class Y Shares
Inception (6/2/09)	5.82%
10 Years	3.74
5 Years	3.25
1 Year	6.35

Class R5 Shares
Inception (6/2/09)	5.84%
10 Years	3.78
5 Years	3.26
1 Year	6.29

Class R6 Shares
Inception (9/24/12)	3.79%
10 Years	3.85
5 Years	3.32
1 Year	6.34

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements.

Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Balanced-Risk Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–27.51%
U.S. Treasury Floating Rate Notes–27.51%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(a)	5.36%	07/31/2024	$134,000	$134,004,036

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%)(a)	5.52%	01/31/2025	15,500	15,518,362

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.57%	01/31/2026	102,100	102,332,765

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	5.47%	04/30/2026	100,300	100,278,347

Total U.S. Treasury Securities (Cost $351,900,873)				352,133,510

		Expiration Date
Commodity-Linked Securities–5.59%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index)(b)(c)		07/08/2024	12,000	13,147,552

Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada), Series 2(b)(c)		06/07/2024	13,200	16,419,837

Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		06/07/2024	12,300	12,719,210

RBC Capital Markets LLC, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index) (Canada)(b)(c)		06/07/2024	22,700	29,296,270

Total Commodity-Linked Securities (Cost $60,200,000)				71,582,869

			Shares
Money Market Funds–58.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)			186,961,124	186,961,124

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)			25,885,958	25,893,724

Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.40%(d)(e)			116,942,390	116,942,390

Invesco Treasury Obligations Portfolio, Institutional Class, 5.17%(d)(e)			375,500,000	375,500,000

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)			41,411,570	41,411,570

Total Money Market Funds (Cost $746,706,471)				746,708,808

Options Purchased–0.47%
(Cost $15,877,898)(f)				6,049,993

TOTAL INVESTMENTS IN SECURITIES–91.90% (Cost $1,174,685,242)				1,176,475,180

OTHER ASSETS LESS LIABILITIES–8.10%				103,651,997

NET ASSETS–100.00%				$1,280,127,177

Investment Abbreviations:

EMTN – European Medium-Term Notes

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $71,582,869, which represented 5.59% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$211,036,608	$123,570,209	$(147,645,693)	$ -	$ -	$186,961,124	$ 5,368,246
Invesco Liquid Assets Portfolio, Institutional Class	32,374,098	88,264,434	(94,746,923)	(3,553)	5,668	25,893,724	856,745
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	113,019,570	204,988,169	(201,065,349)	-	-	116,942,390	3,231,484
Invesco Treasury Obligations Portfolio, Institutional Class	375,500,000	-	-	-	-	375,500,000	9,697,461
Invesco Treasury Portfolio, Institutional Class	51,783,553	141,223,096	(151,595,079)	-	-	41,411,570	1,326,535
Total	$783,713,829	$558,045,908	$(595,053,044)	$(3,553)	$5,668	$746,708,808	$20,480,471

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
	Type of	Expiration	Number of	Exercise		Notional
Description	Contract	Date	Contracts	Price		Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	05/17/2024	85	EUR	4,200.00	EUR	3,570,000	$ 1,088
EURO STOXX 50 Index	Put	06/21/2024	85	EUR	4,250.00	EUR	3,612,500	6,713
EURO STOXX 50 Index	Put	07/19/2024	85	EUR	4,300.00	EUR	3,655,000	14,877
EURO STOXX 50 Index	Put	10/18/2024	85	EUR	4,100.00	EUR	3,485,000	27,758
EURO STOXX 50 Index	Put	11/15/2024	85	EUR	4,000.00	EUR	3,400,000	30,207
EURO STOXX 50 Index	Put	12/20/2024	85	EUR	4,350.00	EUR	3,697,500	68,306
EURO STOXX 50 Index	Put	01/17/2025	85	EUR	4,400.00	EUR	3,740,000	80,824
EURO STOXX 50 Index	Put	03/21/2025	85	EUR	4,800.00	EUR	4,080,000	184,780
EURO STOXX 50 Index	Put	02/21/2025	85	EUR	4,600.00	EUR	3,910,000	126,725
EURO STOXX 50 Index	Put	04/17/2025	85	EUR	5,000.00	EUR	4,250,000	265,423
EURO STOXX 50 Index	Put	08/16/2024	85	EUR	4,400.00	EUR	3,740,000	29,663
EURO STOXX 50 Index	Put	09/20/2024	85	EUR	4,200.00	EUR	3,570,000	26,669
FTSE 100 Index	Put	05/17/2024	50	GBP	7,800.00	GBP	3,900,000	6,248
FTSE 100 Index	Put	06/21/2024	50	GBP	7,575.00	GBP	3,787,500	11,558
FTSE 100 Index	Put	07/19/2024	50	GBP	7,575.00	GBP	3,787,500	19,993
FTSE 100 Index	Put	09/20/2024	50	GBP	7,500.00	GBP	3,750,000	39,986
FTSE 100 Index	Put	10/18/2024	50	GBP	7,500.00	GBP	3,750,000	48,420
FTSE 100 Index	Put	11/15/2024	50	GBP	7,275.00	GBP	3,637,500	41,235
FTSE 100 Index	Put	12/20/2024	50	GBP	7,450.00	GBP	3,725,000	66,851
FTSE 100 Index	Put	01/17/2025	50	GBP	7,625.00	GBP	3,812,500	91,530
FTSE 100 Index	Put	03/21/2025	50	GBP	7,625.00	GBP	3,812,500	110,898
FTSE 100 Index	Put	02/21/2025	50	GBP	7,550.00	GBP	3,775,000	94,029
FTSE 100 Index	Put	04/17/2025	50	GBP	7,850.00	GBP	3,925,000	158,068
FTSE 100 Index	Put	08/16/2024	50	GBP	7,500.00	GBP	3,750,000	24,991
MSCI Emerging Markets Index	Put	05/17/2024	70	USD	960.00	USD	6,720,000	5,075
MSCI Emerging Markets Index	Put	06/21/2024	70	USD	960.00	USD	6,720,000	24,850
MSCI Emerging Markets Index	Put	07/19/2024	70	USD	1,000.00	USD	7,000,000	93,800

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased–(continued)

	Type of	Expiration	Number of	Exercise		Notional
Description	Contract	Date	Contracts	Price		Value*		Value

MSCI Emerging Markets Index	Put	10/18/2024	70	USD	950.00	USD	6,650,000	$ 94,850

MSCI Emerging Markets Index	Put	11/15/2024	70	USD	920.00	USD	6,440,000	88,900

MSCI Emerging Markets Index	Put	12/20/2024	70	USD	990.00	USD	6,930,000	201,950

MSCI Emerging Markets Index	Put	01/17/2025	70	USD	1,020.00	USD	7,140,000	281,400

MSCI Emerging Markets Index	Put	03/21/2025	70	USD	1,030.00	USD	7,210,000	372,750

MSCI Emerging Markets Index	Put	02/21/2025	70	USD	980.00	USD	6,860,000	219,450

MSCI Emerging Markets Index	Put	04/17/2025	70	USD	1,050.00	USD	7,350,000	451,850

MSCI Emerging Markets Index	Put	08/16/2024	70	USD	1,050.00	USD	7,350,000	252,700

MSCI Emerging Markets Index	Put	09/20/2024	70	USD	990.00	USD	6,930,000	131,600

Nikkei 225 Index	Put	06/14/2024	22	JPY	28,250.00	JPY	621,500,000	1,255

Nikkei 225 Index	Put	09/13/2024	23	JPY	32,250.00	JPY	741,750,000	40,833

Nikkei 225 Index	Put	09/13/2024	23	JPY	31,250.00	JPY	718,750,000	30,625

Nikkei 225 Index	Put	09/13/2024	23	JPY	32,000.00	JPY	736,000,000	37,916

Nikkei 225 Index	Put	12/13/2024	23	JPY	30,250.00	JPY	695,750,000	53,229

Nikkei 225 Index	Put	12/13/2024	23	JPY	31,750.00	JPY	730,250,000	75,833

Nikkei 225 Index	Put	12/13/2024	23	JPY	32,000.00	JPY	736,000,000	80,208

Nikkei 225 Index	Put	03/14/2025	23	JPY	32,000.00	JPY	736,000,000	118,854

Nikkei 225 Index	Put	03/14/2025	23	JPY	34,500.00	JPY	793,500,000	194,687

Nikkei 225 Index	Put	03/14/2025	23	JPY	38,500.00	JPY	885,500,000	415,623

Nikkei 225 Index	Put	06/13/2025	23	JPY	38,250.00	JPY	879,750,000	467,394

Nikkei 225 Index	Put	06/14/2024	22	JPY	27,000.00	JPY	594,000,000	976

S&P 500 Index	Put	05/17/2024	6	USD	4,200.00	USD	2,520,000	675

S&P 500 Index	Put	06/21/2024	6	USD	4,275.00	USD	2,565,000	3,360

S&P 500 Index	Put	07/19/2024	6	USD	4,525.00	USD	2,715,000	12,600

S&P 500 Index	Put	08/16/2024	6	USD	4,650.00	USD	2,790,000	25,500

S&P 500 Index	Put	09/20/2024	6	USD	4,600.00	USD	2,760,000	30,630

S&P 500 Index	Put	10/18/2024	6	USD	4,375.00	USD	2,625,000	24,090

S&P 500 Index	Put	11/15/2024	6	USD	4,275.00	USD	2,565,000	25,620

S&P 500 Index	Put	12/20/2024	6	USD	4,650.00	USD	2,790,000	56,730

S&P 500 Index	Put	01/17/2025	6	USD	4,800.00	USD	2,880,000	78,690

S&P 500 Index	Put	02/21/2025	6	USD	4,925.00	USD	2,955,000	104,430

S&P 500 Index	Put	03/21/2025	6	USD	5,225.00	USD	3,135,000	169,500

S&P 500 Index	Put	04/17/2025	6	USD	5,350.00	USD	3,210,000	204,720
Total Index Options Purchased								$6,049,993

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Brent Crude	338	June-2024	$28,936,180	$1,546,914	$1,546,914

Gasoline Reformulated Blendstock Oxygenate Blending	314	May-2024	35,491,546	(712,620)	(712,620)

Low Sulphur Gas Oil	110	May-2024	8,514,000	(677,282)	(677,282)

New York Harbor Ultra-Low Sulfur Diesel	323	October-2024	34,765,588	(1,178,155)	(1,178,155)

WTI Crude	188	September-2024	14,891,480	(81,762)	(81,762)

Subtotal				(1,102,905)	(1,102,905)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)–(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini Russell 2000 Index	1,130	June-2024	$112,186,400	$(6,747,073)	$(6,747,073)

EURO STOXX 50 Index	345	June-2024	18,029,980	(4,805)	(4,805)

FTSE 100 Index	210	June-2024	21,408,356	499,706	499,706

MSCI Emerging Markets Index	2,595	June-2024	135,199,500	(1,158,727)	(1,158,727)

Nikkei 225 Index	168	June-2024	40,978,727	(1,503,050)	(1,503,050)

Subtotal				(8,913,949)	(8,913,949)

Interest Rate Risk

Australia 10 Year Bonds	2,425	June-2024	176,775,825	(5,913,202)	(5,913,202)

Canada 10 Year Bonds	1,195	June-2024	101,553,082	(2,737,762)	(2,737,762)

Euro-Bund	838	June-2024	116,332,373	(2,335,543)	(2,335,543)

Japan 10 Year Bonds	189	June-2024	173,163,618	(1,186,261)	(1,186,261)

Long Gilt	1,307	June-2024	156,424,262	(3,536,491)	(3,536,491)

U.S. Treasury Long Bonds	543	June-2024	61,800,187	(2,210,989)	(2,210,989)

Subtotal				(17,920,248)	(17,920,248)

Subtotal-Long Futures Contracts				(27,937,102)	(27,937,102)

Short Futures Contracts

Equity Risk

E-Mini S&P 500 Index	7	June-2024	(1,773,450)	78,811	78,811

Total Futures Contracts				$(27,858,291)	$(27,858,291)

(a)	Futures contracts collateralized by $78,495,002 cash held with Merrill Lynch International, the futures commission merchant.

		Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19%	Monthly	750	February-2025	USD	823,930	$–	$29,841	$29,841

Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Silver Index	0.00	Monthly	60,500	October-2024	USD	8,051,342	–	525,455	525,455

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	24,500	February-2025	USD	2,767,413	–	167,778	167,778

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	48,200	February-2025	USD	10,198,802	–	426,570	426,570

Cargill, Inc.	Receive	Cargill Coffee Front Index	0.20	Monthly	26,200	July-2024	USD	5,458,612	–	200,448	200,448

Cargill, Inc.	Receive	Cargill Live Cattle Index	0.21	Monthly	42,000	November-2024	USD	4,096,783	–	76,469	76,469

Cargill, Inc.	Receive	Cargill Wheat Index	0.22	Monthly	91,000	December-2024	USD	4,241,251	–	167,950	167,950

Goldman Sachs International	Receive	S&P GSCI Wheat Excess Return A48 Strategy	0.20	Monthly	120,000	March-2025	USD	1,394,493	–	55,146	55,146

Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.15	Monthly	125,000	February-2025	USD	15,689,875	–	22,975	22,975

Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	33,000	February-2025	USD	1,812,262	–	21,199	21,199

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Balanced-Risk Allocation Fund

		Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17%	Monthly	39,000	February-2025	USD	15,047,075	$–	$185,991	$185,991

Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	124,000	February-2025	USD	5,759,391	–	0	0

Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	27,000	June-2024	USD	1,857,730	–	0	0

Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	79,000	February-2025	USD	7,400,167	–	0	0

Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	106,000	February-2025	USD	14,144,523	–	0	0

Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.18	Monthly	328,000	December-2024	USD	8,063,158	–	0	0

Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.20	Monthly	78,000	February-2025	USD	12,665,695	–	0	0

Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	73,000	February-2025	USD	8,908,263	–	0	0

Subtotal – Appreciation									–	1,879,822	1,879,822

Commodity Risk

Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	25,400	February-2025	USD	8,977,764	–	(68,956)	(68,956)

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	39,500	February-2025	USD	4,539,660	–	(347,031)	(347,031)

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	57,000	February-2025	USD	9,316,023	–	(445,655)	(445,655)

Cargill, Inc.	Receive	Cargill Lean Hog Index	0.21	Monthly	15,000	March-2025	USD	939,878	–	(18,648)	(18,648)

Cargill, Inc.	Receive	Cargill Soybean Oil Index	0.24	Monthly	58,500	February-2025	USD	9,751,535	–	(1,094,915)	(1,094,915)

Cargill, Inc.	Receive	Cargill Sugar Index	0.20	Monthly	32,900	February-2025	USD	16,077,955	(43,986)	(1,251,168)	(1,207,182)

Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	23,400	February-2025	USD	10,072,536	–	(263,393)	(263,393)

Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	76,500	February-2025	USD	9,751,960	–	(898,232)	(898,232)

J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	74,000	February-2025	USD	30,024,391	–	(77,648)	(77,648)

J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	93,000	October-2024	USD	14,517,887	–	(269,161)	(269,161)

Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	165,000	July-2024	USD	17,979,416	–	(264)	(264)

Subtotal – Depreciation									(43,986)	(4,735,071)	(4,691,085)

Total – Total Return Swap Agreements									$(43,986)	$(2,855,249)	$(2,811,263)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Balanced-Risk Allocation Fund

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,040,076.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.335%	Monthly	7,400	September-2024	EUR	24,874,360	$–	$315,892	$315,892

BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.320%	Monthly	300	September-2024	EUR	1,905,563	–	24,375	24,375

BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.285%	Monthly	475,000	July-2024	JPY	1,726,378,000	–	54,362	54,362

BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.288%	Monthly	378,458	August-2024	JPY	1,375,498,031	–	43,313	43,313

Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	850	May-2024	GBP	4,695,145	–	117,616	117,616

Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.310%	Monthly	250	May-2024	GBP	1,380,925	–	34,593	34,593

Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.355%	Monthly	250	August-2024	GBP	1,380,925	–	34,593	34,593

Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.315%	Monthly	59	May-2024	GBP	410,741	–	9,025	9,025

Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.325%	Monthly	450	August-2024	GBP	3,132,774	–	68,836	68,836

Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.325%	Monthly	1,370	June-2024	GBP	10,558,097	–	64,333	64,333

Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.575%	Monthly	400	June-2024	EUR	1,344,560	–	17,075	17,075

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Citibank, N.A.	Receive	MSCI EMU Momentum Index	1mo. EURIBOR - 0.525%	Monthly	4,200	June-2024	EUR	26,677,888	$–	$341,253	$341,253

Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.200%	Monthly	70,000	August-2024	JPY	254,413,600	–	8,011	8,011

Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.260%	Monthly	1,141,542	June-2024	JPY	4,148,911,568	–	130,646	130,646

Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.280%	Monthly	75,000	June-2024	JPY	272,586,000	–	8,584	8,584

Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.090%	Monthly	70,000	August-2024	JPY	252,012,600	–	23,235	23,235

Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.300%	Monthly	120,000	June-2024	JPY	436,137,600	–	13,734	13,734

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.415%	Monthly	2,950	June-2024	USD	20,432,143	–	127,794	127,794

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.240%	Monthly	3,280	May-2024	GBP	18,117,736	–	453,859	453,859

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.350%	Monthly	420	May-2024	GBP	2,319,954	–	58,116	58,116

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.310%	Monthly	3,141	May-2024	GBP	21,866,762	–	480,479	480,479

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.350%	Monthly	280	May-2024	GBP	1,949,282	–	42,832	42,832

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.330%	Monthly	983	October-2024	GBP	7,426,614	–	232,359	232,359

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.330%	Monthly	327	October-2024	GBP	2,470,501	$–	$77,295	$77,295

J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.610%	Monthly	400	July-2024	EUR	1,344,560	–	17,075	17,075

Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.325%	Monthly	990	July-2024	GBP	7,629,574	–	46,489	46,489

Subtotal – Appreciation									–	2,845,774	2,845,774

Equity Risk

Barclays Bank PLC	Receive	MSCI Japan Quality Index	TONAR - 0.200%	Monthly	11,519	August-2024	JPY	43,608,515	–	(9,737)	(9,737)

BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	BNPXAVUC + 0.010%	Monthly	70,000	February-2025	USD	15,748,390	–	(21,695)	(21,695)

BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR - 0.320%	Monthly	5,800	July-2024	EUR	27,547,332	–	(711,035)	(711,035)

BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.170%	Monthly	1,607,469	July-2024	JPY	6,085,540,066	–	(1,358,830)	(1,358,830)

BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.185%	Monthly	491,012	August-2024	JPY	1,858,868,319	–	(415,063)	(415,063)

Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	CIEQVRU5 + 0.000%	Monthly	93,000	February-2025	USD	15,913,230	–	(8,370)	(8,370)

Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.180%	Monthly	60,000	August-2024	JPY	231,851,400	–	(80,545)	(80,545)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.420%	Monthly	2,300	June-2024	USD	21,191,326	–	(228,321)	(228,321)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)-(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.630%	Monthly	1,680	October-2024	USD 20,948,306	$–	$(311,959)	$(311,959)

Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	MSVCDRPS + 0.000%	Monthly	92,000	February-2025	USD 15,959,240	–	(4,600)	(4,600)

Subtotal – Depreciation								–	(3,150,155)	(3,150,155)

Total – Total Return Swap Agreements								$–	$(304,381)	$(304,381)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,040,076.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components

Reference Entity	Underlying Components	Percentage

S&P GSCI Aluminum Dynamic Roll Index
	Long Futures Contracts

	Aluminum	100.00%

Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index
	Long Futures Contracts

	Gold	100.00%

Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts

	Silver	100.00%

RBC Enhanced Copper 2x Index
	Long Futures Contracts

	Copper	100.00%

Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts

	Soybean Meal	100.00%

Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts

	Silver	100.00%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts

	Copper	100.00%

Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts

	Soybean Meal	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Balanced-Risk Allocation Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

Cargill Coffee Front Index
	Long Futures Contracts

	Coffee	100.00%

Cargill Live Cattle Index
	Long Futures Contracts

	Live Cattle	100.00%

Cargill Wheat Index
	Long Futures Contracts

	Wheat	100.00%

S&P GSCI Wheat Excess Return A48 Strategy
	Long Futures Contracts

	Wheat	100.00%

Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts

	Aluminum	100.00%

	Long Futures Contracts

	Aluminum	100.00%

Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts

	Soymeal	100.00%

MLCISCE Excess Return Index
	Long Futures Contracts

	Corn	100.00%

MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts

	Gas	100.00%

MLCX6CTE Excess Return Index
	Long Futures Contracts

	Cotton	100.00%

RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts

	Cotton	100.00%

RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts

	Copper	100.00%

RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts

	Sugar	100.00%

RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts

	Soybean	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Balanced-Risk Allocation Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts

	Soybean	100.00%

Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts

	Bean Oil	100.00%

Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts

	Cotton	100.00%

Cargill Lean Hog Index
	Long Futures Contracts

	Lean Hog	100.00%

Cargill Soybean Oil Index
	Long Futures Contracts

	Soybean Oil	100.00%

Cargill Sugar Index
	Long Futures Contracts

	Sugar	100.00%

Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts

	Soybean	100.00%

S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts

	Soybean Oil	100.00%

J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts

	Gas Oil	100.00%

S&P GSCI Gold Index Excess Return
	Long Futures Contracts

	Gold	100.00%

S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts

	Aluminum	100.00%

Abbreviations:

EMU	–European Economic and Monetary Union
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
GBP	–British Pound Sterling
JPY	–Japanese Yen
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
TONAR	–Tokyo Overnight Average Rate
USD	–U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Balanced-Risk Allocation Fund

Target Risk Contribution and Notional Asset Weights as of April 30, 2024

By asset class

Asset Class	Target Risk Contribution*	Notional Asset Weights**

Equities and Options	46.11%	61.77%

Fixed Income	16.67	48.88

Commodities	37.22	29.33

Total	100.00	139.98

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $427,978,771)	$429,766,372

Investments in affiliated money market funds, at value (Cost $746,706,471)	746,708,808

Other investments:
Swaps receivable - OTC	17,089,445

Unrealized appreciation on swap agreements - OTC	4,725,596

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	78,495,002

Cash collateral – OTC Derivatives	6,040,076

Foreign currencies, at value (Cost $31,114,945)	31,023,081

Receivable for:
Investments sold	63,699

Fund shares sold	265,781

Dividends	3,357,157

Interest	91,119

Investment for trustee deferred compensation and retirement plans	468,542

Other assets	42,551

Total assets	1,318,137,229

Liabilities:

Other investments:
Variation margin payable – futures contracts	6,288,669

Premiums received on swap agreements – OTC	43,986

Swaps payable – OTC	20,577,141

Unrealized depreciation on swap agreements – OTC	7,841,240

Payable for:
Fund shares reacquired	1,899,462

Accrued fees to affiliates	739,556

Accrued other operating expenses	116,587

Trustee deferred compensation and retirement plans	502,254

Collateral due to broker - OTC Derivatives	1,157

Total liabilities	38,010,052

Net assets applicable to shares outstanding	$1,280,127,177

Net assets consist of:
Shares of beneficial interest	$1,417,490,026

Distributable earnings (loss)	(137,362,849)

$1,280,127,177

Net Assets:
Class A	$696,511,862

Class C	$58,405,638

Class R	$17,416,108

Class Y	$473,114,323

Class R5	$9,842,764

Class R6	$24,836,482

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	79,382,667

Class C	7,189,581

Class R	2,042,181

Class Y	52,483,429

Class R5	1,090,987

Class R6	2,743,613

Class A:
Net asset value per share	$8.77

Maximum offering price per share
(Net asset value of $8.77 ÷ 94.50%)	$9.28

Class C:
Net asset value and offering price per share	$8.12

Class R:
Net asset value and offering price per share	$8.53

Class Y:
Net asset value and offering price per share	$9.01

Class R5:
Net asset value and offering price per share	$9.02

Class R6:
Net asset value and offering price per share	$9.05

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Interest	$11,420,221

Dividends from affiliated money market funds	20,480,471

Total investment income	31,900,692

Expenses:

Advisory fees	6,092,808

Administrative services fees	98,293

Custodian fees	53,108

Distribution fees:
Class A	891,532

Class C	312,634

Class R	43,181

Transfer agent fees – A, C, R and Y	892,006

Transfer agent fees – R5	4,529

Transfer agent fees – R6	5,224

Trustees’ and officers’ fees and benefits	14,708

Registration and filing fees	46,421

Reports to shareholders	203,707

Professional services fees	51,774

Other	14,984

Total expenses	8,724,909

Less: Fees waived and/or expense offset arrangement(s)	(362,308)

Net expenses	8,362,601

Net investment income	23,538,091

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(9,029,758)

Affiliated investment securities	5,668

Foreign currencies	23,591

Futures contracts	55,338,037

Swap agreements	46,324,088

92,661,626

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	10,399,672

Affiliated investment securities	(3,553)

Foreign currencies	(84,441)

Futures contracts	7,021,542

Swap agreements	10,270,264

27,603,484

Net realized and unrealized gain	120,265,110

Net increase in net assets resulting from operations	$143,803,201

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:
Net investment income	$23,538,091	$48,840,423

Net realized gain (loss)	92,661,626	(36,219,898)

Change in net unrealized appreciation (depreciation)	27,603,484	(32,839,624)

Net increase (decrease) in net assets resulting from operations	143,803,201	(20,219,099)

Distributions to shareholders from distributable earnings:
Class A	(15,953,580)	–

Class C	(929,968)	–

Class R	(339,762)	–

Class Y	(12,574,677)	–

Class R5	(226,914)	–

Class R6	(634,393)	–

Total distributions from distributable earnings	(30,659,294)	–

Share transactions–net:
Class A	(70,014,946)	(133,323,229)

Class C	(11,095,108)	(34,846,125)

Class R	(509,673)	627,422

Class Y	(96,543,170)	(260,849,730)

Class R5	(1,333,011)	(2,415,232)

Class R6	(3,950,286)	(11,141,843)

Net increase (decrease) in net assets resulting from share transactions	(183,446,194)	(441,948,737)

Net increase (decrease) in net assets	(70,302,287)	(462,167,836)

Net assets:
Beginning of period	1,350,429,464	1,812,597,300

End of period	$1,280,127,177	$1,350,429,464

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Balanced-Risk Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$8.07	$0.15	$0.74	$0.89	$(0.19)	$–	$(0.19)	$8.77	11.11%	$696,512	1.32	%(d)	1.37	%(d)	3.43	%(d)	47%
Year ended 10/31/23	8.24	0.25	(0.42)	(0.17)	–	–	–	8.07	(2.06)	706,256	1.29		1.34		2.95		17
Year ended 10/31/22	12.09	(0.04)	(1.29)	(1.33)	(1.43)	(1.09)	(2.52)	8.24	(13.99)	852,412	1.31		1.35		(0.47)		92
Year ended 10/31/21	10.12	(0.15)	2.25	2.10	(0.13)	–	(0.13)	12.09	20.91	1,093,094	1.31		1.33		(1.26)		16
Year ended 10/31/20	11.33	(0.05)	0.01	(0.04)	(0.67)	(0.50)	(1.17)	10.12	(0.55)	831,513	1.24		1.30		(0.53)		81
Year ended 10/31/19	10.21	0.10	1.02	1.12	–	–	–	11.33	10.97	968,345	1.24		1.29		0.95		11
Class C
Six months ended 04/30/24	7.44	0.11	0.68	0.79	(0.11)	–	(0.11)	8.12	10.72	58,406	2.07	(d)	2.12	(d)	2.68	(d)	47
Year ended 10/31/23	7.66	0.17	(0.39)	(0.22)	–	–	–	7.44	(2.87)	63,864	2.04		2.09		2.20		17
Year ended 10/31/22	11.36	(0.11)	(1.19)	(1.30)	(1.31)	(1.09)	(2.40)	7.66	(14.57)	100,109	2.06		2.10		(1.22)		92
Year ended 10/31/21	9.50	(0.22)	2.12	1.90	(0.04)	–	(0.04)	11.36	20.04	167,794	2.06		2.08		(2.01)		16
Year ended 10/31/20	10.69	(0.12)	0.00	(0.12)	(0.57)	(0.50)	(1.07)	9.50	(1.36)	349,294	1.99		2.05		(1.28)		81
Year ended 10/31/19	9.70	0.02	0.97	0.99	–	–	–	10.69	10.21	527,251	1.99		2.04		0.20		11
Class R
Six months ended 04/30/24	7.83	0.13	0.73	0.86	(0.16)	–	(0.16)	8.53	11.12	17,416	1.57	(d)	1.62	(d)	3.18	(d)	47
Year ended 10/31/23	8.02	0.22	(0.41)	(0.19)	–	–	–	7.83	(2.37)	16,480	1.54		1.59		2.70		17
Year ended 10/31/22	11.82	(0.07)	(1.25)	(1.32)	(1.39)	(1.09)	(2.48)	8.02	(14.21)	16,270	1.56		1.60		(0.72)		92
Year ended 10/31/21	9.90	(0.17)	2.19	2.02	(0.10)	–	(0.10)	11.82	20.52	17,666	1.56		1.58		(1.51)		16
Year ended 10/31/20	11.10	(0.08)	0.02	(0.06)	(0.64)	(0.50)	(1.14)	9.90	(0.77)	15,202	1.49		1.55		(0.78)		81
Year ended 10/31/19	10.02	0.07	1.01	1.08	–	–	–	11.10	10.78	18,343	1.49		1.54		0.70		11
Class Y
Six months ended 04/30/24	8.30	0.16	0.76	0.92	(0.21)	–	(0.21)	9.01	11.22	473,114	1.07	(d)	1.12	(d)	3.68	(d)	47
Year ended 10/31/23	8.46	0.28	(0.44)	(0.16)	–	–	–	8.30	(1.89)	526,412	1.04		1.09		3.20		17
Year ended 10/31/22	12.34	(0.02)	(1.31)	(1.33)	(1.46)	(1.09)	(2.55)	8.46	(13.66)	792,547	1.06		1.10		(0.22)		92
Year ended 10/31/21	10.33	(0.12)	2.29	2.17	(0.16)	–	(0.16)	12.34	21.18	1,062,698	1.06		1.08		(1.01)		16
Year ended 10/31/20	11.55	(0.03)	0.01	(0.02)	(0.70)	(0.50)	(1.20)	10.33	(0.34)	1,000,148	0.99		1.05		(0.28)		81
Year ended 10/31/19	10.37	0.13	1.05	1.18	–	–	–	11.55	11.38	1,431,442	0.99		1.04		1.20		11
Class R5
Six months ended 04/30/24	8.31	0.16	0.77	0.93	(0.22)	–	(0.22)	9.02	11.27	9,843	1.02	(d)	1.07	(d)	3.73	(d)	47
Year ended 10/31/23	8.46	0.28	(0.43)	(0.15)	–	–	–	8.31	(1.77)	10,334	0.99		1.04		3.25		17
Year ended 10/31/22	12.35	(0.02)	(1.31)	(1.33)	(1.47)	(1.09)	(2.56)	8.46	(13.72)	12,874	1.04		1.08		(0.20)		92
Year ended 10/31/21	10.34	(0.12)	2.30	2.18	(0.17)	–	(0.17)	12.35	21.22	16,750	1.02		1.04		(0.97)		16
Year ended 10/31/20	11.56	(0.03)	0.02	(0.01)	(0.71)	(0.50)	(1.21)	10.34	(0.26)	15,707	0.94		1.00		(0.23)		81
Year ended 10/31/19	10.38	0.14	1.04	1.18	–	–	–	11.56	11.37	45,497	0.92		0.97		1.27		11
Class R6
Six months ended 04/30/24	8.34	0.17	0.76	0.93	(0.22)	–	(0.22)	9.05	11.31	24,836	0.96	(d)	1.01	(d)	3.79	(d)	47
Year ended 10/31/23	8.49	0.29	(0.44)	(0.15)	–	–	–	8.34	(1.77)	27,084	0.93		0.98		3.31		17
Year ended 10/31/22	12.38	(0.01)	(1.32)	(1.33)	(1.47)	(1.09)	(2.56)	8.49	(13.62)	38,385	0.97		1.01		(0.13)		92
Year ended 10/31/21	10.37	(0.11)	2.30	2.19	(0.18)	–	(0.18)	12.38	21.26	49,008	0.95		0.97		(0.90)		16
Year ended 10/31/20	11.59	(0.02)	0.02	0.00	(0.72)	(0.50)	(1.22)	10.37	(0.21)	159,353	0.86		0.92		(0.15)		81
Year ended 10/31/19	10.40	0.15	1.04	1.19	–	–	–	11.59	11.44	255,753	0.87		0.92		1.32		11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

21	Invesco Balanced-Risk Allocation Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed

22	Invesco Balanced-Risk Allocation Fund

(i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value

23	Invesco Balanced-Risk Allocation Fund

(“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

O.

LIBOR Transition Risk – The Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.

The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.

While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Fund’s performance or NAV.

P.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Q.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a

24	Invesco Balanced-Risk Allocation Fund

multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.950%

Next $250 million	0.925%

Next $500 million	0.900%

Next $1.5 billion	0.875%

Next $2.5 billion	0.850%

Next $2.5 billion	0.825%

Next $2.5 billion	0.800%

Over $10 billion	0.775%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.91%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $346,763.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $28,465 in front-end sales commissions from the sale of Class A shares and $205 and $1,694 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

25	Invesco Balanced-Risk Allocation Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$–	$352,133,510	$–	$352,133,510

Commodity-Linked Securities	–	71,582,869	–	71,582,869

Money Market Funds	746,708,808	–	–	746,708,808

Options Purchased	6,049,993	–	–	6,049,993

Total Investments in Securities	752,758,801	423,716,379	–	1,176,475,180

Other Investments - Assets*

Futures Contracts	2,125,431	–	–	2,125,431

Swap Agreements	–	4,725,596	–	4,725,596

	2,125,431	4,725,596	–	6,851,027

Other Investments - Liabilities*

Futures Contracts	(29,983,722)	–	–	(29,983,722)

Swap Agreements	–	(7,841,240)	–	(7,841,240)

	(29,983,722)	(7,841,240)	–	(37,824,962)

Total Other Investments	(27,858,291)	(3,115,644)	–	(30,973,935)

Total Investments	$724,900,510	$420,600,735	$–	$1,145,501,245

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

 For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

	Value
Derivative Assets	Commodity Risk	Equity Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$1,546,914	$578,517	$2,125,431

Unrealized appreciation on swap agreements – OTC	1,879,822	2,845,774	4,725,596

Options purchased, at value – Exchange-Traded(b)	–	6,049,993	6,049,993

Total Derivative Assets	3,426,736	9,474,284	12,901,020

Derivatives not subject to master netting agreements	(1,546,914)	(6,628,510)	(8,175,424)

Total Derivative Assets subject to master netting agreements	$1,879,822	$2,845,774	$4,725,596

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(2,649,819)	$(9,413,655)	$(17,920,248)	$(29,983,722)

Unrealized depreciation on swap agreements – OTC	(4,691,085)	(3,150,155)	–	(7,841,240)

Total Derivative Liabilities	(7,340,904)	(12,563,810)	(17,920,248)	(37,824,962)

Derivatives not subject to master netting agreements	2,649,819	9,413,655	17,920,248	29,983,722

Total Derivative Liabilities subject to master netting agreements	$(4,691,085)	$(3,150,155)	$–	$(7,841,240)

26	Invesco Balanced-Risk Allocation Fund

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)

Fund

Barclays Bank PLC	$ 14	$ (9,737)	$(9,723)	$–	$–	$(9,723)

BNP Paribas S.A.	441,693	(2,587,843)	(2,146,150)	–	2,146,150	–

Citibank, N.A.	860,041	(192,209)	667,832	–	(550,000)	117,832

Goldman Sachs International	15,953,342	(15,939,350)	13,992	–	–	13,992

J.P. Morgan Chase Bank, N.A.	1,489,809	(792,915)	696,894	(696,894)	–	–

Macquarie Bank Ltd.	22,975	(392)	22,583	–	–	22,583

Merrill Lynch International	46,489	(22,689)	23,800	–	–	23,800

Morgan Stanley and Co. International PLC	–	(4,600)	(4,600)	–	–	(4,600)

Subtotal - Fund	18,814,363	(19,549,735)	(735,372)	(696,894)	1,596,150	163,884

Subsidiary

Barclays Bank PLC	29,841	(69,784)	(39,943)	–	–	(39,943)

Canadian Imperial Bank of Commerce	1,119,803	(795,994)	323,809	–	(323,809)	–

Cargill, Inc.	444,867	(2,326,329)	(1,881,462)	–	820,000	(1,061,462)

Goldman Sachs International	55,146	(1,164,263)	(1,109,117)	–	640,000	(469,117)

J.P. Morgan Chase Bank, N.A.	–	(349,014)	(349,014)	–	–	(349,014)

Macquarie Bank Ltd.	207,190	(508)	206,682	–	(206,682)	–

Merrill Lynch International	44,769	(823,103)	(778,334)	–	778,334	–

Morgan Stanley and Co. International PLC	–	(2,510)	(2,510)	–	–	(2,510)

Royal Bank of Canada	1,099,062	(3,337,141)	(2,238,079)	–	1,210,000	(1,028,079)

Subtotal - Subsidiary	3,000,678	(8,868,646)	(5,867,968)	–	2,917,843	(2,950,125)

Total	$21,815,041	$(28,418,381)	$(6,603,340)	$(696,894)	$4,513,993	$(2,786,241)

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$10,581,801	$28,197,500	$16,558,736	$55,338,037

Options purchased(a)	-	(9,035,403)	-	(9,035,403)

Swap agreements	(2,490,083)	48,814,171	-	46,324,088

27	Invesco Balanced-Risk Allocation Fund

	Location of Gain (Loss) on
	Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	$(4,700,593)	$10,471,661	$1,250,474	$7,021,542

Options purchased(a)	-	(8,295,072)	-	(8,295,072)

Swap agreements	(3,851,918)	14,122,182	-	10,270,264

Total	$(460,793)	$84,275,039	$17,809,210	$101,623,456

(a)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

 The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Index Options Purchased	Swap Agreements

Average notional value	$1,465,879,892	$278,361,253	$719,800,466

Average contracts	–	2,840	–

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $15,545.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$108,913,959	$143,498,621	$252,412,580

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $8,929,751 and $2,674,755, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$18,648,143

Aggregate unrealized (depreciation) of investments	(19,122,159)

Net unrealized appreciation (depreciation) of investments	$(474,016)

Cost of investments for tax purposes is $1,145,931,275.

28	Invesco Balanced-Risk Allocation Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	1,519,804	$13,110,679	3,995,391	$33,583,122

Class C	392,844	3,143,586	1,077,277	8,363,967

Class R	164,256	1,372,902	511,999	4,183,153

Class Y	4,967,174	43,799,884	7,383,616	63,713,825

Class R5	87,767	772,912	64,616	557,952

Class R6	4,649,932	42,556,926	1,085,780	9,334,383

Issued as reinvestment of dividends:
Class A	1,722,928	14,524,286	-	-

Class C	108,380	848,611	-	-

Class R	41,152	337,442	-	-

Class Y	1,154,088	9,982,861	-	-

Class R5	24,698	213,888	-	-

Class R6	64,073	556,157	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	790,981	6,837,923	2,620,062	21,971,585

Class C	(853,964)	(6,837,923)	(2,831,170)	(21,971,585)

Reacquired:
Class A	(12,175,827)	(104,487,834)	(22,506,936)	(188,877,936)

Class C	(1,041,149)	(8,249,382)	(2,736,395)	(21,238,507)

Class R	(266,700)	(2,220,017)	(436,374)	(3,555,731)

Class Y	(17,077,396)	(150,325,915)	(37,680,656)	(324,563,555)

Class R5	(265,363)	(2,319,811)	(342,247)	(2,973,184)

Class R6	(5,218,819)	(47,063,369)	(2,360,155)	(20,476,226)

Net increase (decrease) in share activity	(21,211,141)	$(183,446,194)	(52,155,192)	$(441,948,737)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29	Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

 In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,112.40	$6.93	$1,018.30	$6.62	1.32%
Class C	1,000.00	1,107.20	10.85	1,014.57	10.37	2.07
Class R	1,000.00	1,111.20	8.24	1,017.06	7.87	1.57
Class Y	1,000.00	1,113.50	5.62	1,019.54	5.37	1.07
Class R5	1,000.00	1,112.70	5.36	1,019.79	5.12	1.02
Class R6	1,000.00	1,113.10	5.04	1,020.09	4.82	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

30	Invesco Balanced-Risk Allocation Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld

(1)* Beth Ann Brown	2,249,378,619.33	41,629,442.71
Carol Deckbar	2,246,234,264.52	44,773,797.52
Cynthia Hostetler	2,239,884,066.77	51,123,995.27
Dr. Eli Jones	2,247,948,469.91	43,059,592.13
Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
James Liddy	2,247,297,130.55	43,710,931.50
Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
Joel W. Motley	2,243,008,410.57	47,999,651.47
Teresa M. Ressel	2,248,731,273.34	42,276,788.70
Douglas Sharp	2,248,447,243.22	42,560,818.83
Robert C. Troccoli	2,246,647,253.82	44,360,808.22
Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

31	Invesco Balanced-Risk Allocation Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	IBRA-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Balanced-Risk Commodity Strategy Fund

Nasdaq:

A: BRCAX ∎ C: BRCCX ∎ R: BRCRX ∎ Y: BRCYX ∎ R5: BRCNX ∎ R6: IBRFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Consolidated Schedule of Investments

11	Consolidated Financial Statements

14	Consolidated Financial Highlights

15	Notes to Consolidated Financial Statements

23	Fund Expenses

24	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.63%
Class C Shares	3.20
Class R Shares	3.38
Class Y Shares	3.70
Class R5 Shares	3.68
Class R6 Shares	3.67
MSCI All Country World Index▼ (Broad Market Index)*	19.77
Bloomberg Global Aggregate Index▼ (Broad Market Index)*	4.43
Bloomberg Commodity Index▼ (Broad Market*/Style-Specific Index)	-0.18
Source(s): ▼RIMES Technologies Corp.

*Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Commodity Index to the MSCI All Country World Index and the Bloomberg Global Aggregate Index to reflect that the MSCI All Country World Index and the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities markets.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Bloomberg Global Aggregate Index is an unmanaged index considered representative of global investment-grade, fixed-income markets.
The Bloomberg Commodity Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.

 The Fund is not managed to track the performance of any particular index, including the index (es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Balanced-Risk Commodity Strategy Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (11/30/10)	-0.82%
10 Years	-0.14
5 Years	5.91
1 Year	1.08

Class C Shares
Inception (11/30/10)	-0.84%
10 Years	-0.17
5 Years	6.33
1 Year	4.98

Class R Shares
Inception (11/30/10)	-0.62%
10 Years	0.18
5 Years	6.87
1 Year	6.63

Class Y Shares
Inception (11/30/10)	-0.14%
10 Years	0.67
5 Years	7.38
1 Year	7.09

Class R5 Shares
Inception (11/30/10)	-0.10%
10 Years	0.73
5 Years	7.37
1 Year	7.04

Class R6 Shares
Inception (9/24/12)	-0.95%
10 Years	0.76
5 Years	7.40
1 Year	7.18

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Balanced-Risk Commodity Strategy Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Schedule of Investments

April 30, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–21.07%
U.S. Treasury Floating Rate Notes–21.07%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(a)	5.36%	07/31/2024	$59,200	$59,201,783

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.57%	01/31/2026	48,600	48,710,797

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	5.47%	04/30/2026	50,500	50,489,098

Total U.S. Treasury Securities (Cost $158,299,973)				158,401,678

		Expiration
		Date
Commodity-Linked Securities–13.20%
Bank of Montreal (Canada), 1 month SOFR (linked to the Bloomberg Gold Subindex, multiplied by 2)(b)(c)		06/03/2025	32,000	39,795,486

Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Gold Nearby Total Return Index, multiplied by 2.5)(b)(c)		02/03/2025	14,500	17,868,211

Royal Bank of Canada (Canada), (linked to RBC Enhanced Copper 2x Index, multiplied by 2)(b)(c)		09/03/2024	15,500	20,229,807

Societe Generale S.A. (France), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2)(b)(c)		02/28/2025	20,700	21,324,373

Total Commodity-Linked Securities (Cost $82,700,000)				99,217,877

			Shares
Money Market Funds–64.60%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)			117,576,283	117,576,283

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)			82,995,126	83,020,024

Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.52%(d)(e)			150,539,467	150,539,467

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)			134,372,894	134,372,894

Total Money Market Funds (Cost $485,474,716)				485,508,668

TOTAL INVESTMENTS IN SECURITIES–98.87% (Cost $726,474,689)				743,128,223

OTHER ASSETS LESS LIABILITIES–1.13%				8,488,618

NET ASSETS–100.00%				$751,616,841

Investment Abbreviations:

SOFR – Secured Overnight Financing Rate

Notes to Consolidated Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $99,217,877, which represented 13.20% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$116,900,583	$65,578,880	$(64,903,181)	$-	$-	$117,576,283	$2,795,340
Invesco Liquid Assets Portfolio, Institutional Class	82,535,610	46,842,057	(46,359,414)	(3,995)	5,767	83,020,024	2,020,680
Invesco Liquidity Funds PLC, Invesco US Dollar
Liquidity Portfolio, Agency Class	171,052,283	209,529,137	(230,041,953)	-	-	150,539,467	4,279,018
Invesco Treasury Portfolio, Institutional Class	133,600,667	74,947,291	(74,175,064)	-	-	134,372,894	3,170,139
Total	$504,089,143	$396,897,365	$(415,479,612)	$(3,995)	$5,767	$485,508,668	$12,265,177

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Coffee ’C’	308	July-2024	$25,023,075	$2,296,024	$2,296,024

Corn	192	July-2024	4,288,800	(274,521)	(274,521)

Cotton No. 2	355	December-2024	13,637,325	(946,245)	(946,245)

Lean Hogs	44	December-2024	1,358,720	(23,512)	(23,512)

Soybean	630	July-2024	36,634,500	(5,544,806)	(5,544,806)

Wheat	186	July-2024	5,610,225	87,292	87,292

Total Futures Contracts				$(4,405,768)	$(4,405,768)

(a)	Futures contracts collateralized by $9,085,000 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47%	Monthly	45,200	April–2025	USD	5,339,797	$–	$50,832	$ 50,832

J.P. Morgan Chase Bank, N.A.	Pay	S&P GSCI Gold Index Excess Return	0.80	Monthly	43,800	December–2024	USD	6,837,732	–	126,766	126,766

Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	1,185,500	February–2025	USD	65,154,013	–	761,565	761,565

Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	Monthly	12,700	July–2024	USD	3,451,704	–	42,504	42,504

Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.01	Monthly	46,600	March–2025	USD	11,189,886	–	0	0

Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	41,200	January–2025	USD	38,712,987	–	0	0

Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	134,000	June–2024	USD	9,219,843	–	0	0

Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	72,000	September–2024	USD	35,031,420	–	0	0

Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.32	Monthly	52,900	June–2024	USD	26,419,979	–	0	0

Subtotal – Appreciation									–	981,667	981,667

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17%	Monthly	4,700	March–2025	USD	2,697,414	$–	$(4,575)	$ (4,575)

Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	6,800	February–2025	USD	2,404,005	–	(18,461)	(18,461)

Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.17	Monthly	58,000	April–2025	USD	25,547,190	–	(882,748)	(882,748)

BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	29,400	August–2024	USD	17,992,218	–	(412,526)	(412,526)

Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.41	Monthly	108,200	June–2024	USD	33,969,920	–	(2,636,293)	(2,636,293)

Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index	0.20	Monthly	126,000	February–2025	USD	14,576,688	–	(317,394)	(317,394)

Goldman Sachs International	Receive	S&P GSCI Cotton Excess Return Index	0.35	Monthly	296,000	June–2024	USD	18,012,207	–	(1,088,839)	(1,088,839)

Goldman Sachs International	Receive	S&P GSCI Sugar Excess Return Index	0.30	Monthly	10,400	June–2024	USD	3,213,944	–	(249,422)	(249,422)

J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	143,000	February–2025	USD	58,069,812	–	(150,050)	(150,050)

Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	79,500	February–2025	USD	9,013,527	–	(32,913)	(32,913)

Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A Excess Return Index	0.12	Monthly	42,800	November–2024	USD	7,871,365	–	(216,546)	(216,546)

Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	132,000	February–2025	USD	34,284,334	–	(1,214,651)	(1,214,651)

Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	78,200	February–2025	USD	14,417,327	–	(1,292,114)	(1,292,114)

Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2SM0 Index	0.03	Monthly	6,650	February–2025	USD	3,280,757	–	(147,089)	(147,089)

Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15	Monthly	22,500	September–2024	USD	22,149,738	–	(719,431)	(719,431)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30%	Monthly	123,000	December–2024	USD	26,125,778	$–	$(1,118,131)	$(1,118,131)

UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	442,000	December–2024	USD	54,363,171	–	(2,880,558)	(2,880,558)

Subtotal – Depreciation									–	(13,381,741)	(13,381,741)

Total – Total Return Swap Agreements									$–	$(12,400,074)	$(12,400,074)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $11,120,705.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage

Bloomberg Gold Subindex

	Long Futures Contracts

	Gold	100.00%

Barclays Gold Nearby Total Return Index

	Long Futures Contracts

	Gold	100.00%

RBC Enhanced Copper 2x Index

	Long Futures Contracts

	Copper	100.00%

Societe Generale Soybean Meal Index

	Long Futures Contracts

	Soybean Meal	100.00%

Barclays Live Cattle Roll Yield Excess Return Index

	Long Futures Contracts

	Live Cattle	100.00%

S&P GSCI Gold Index Excess Return

	Long Futures Contracts

	Gold	100.00%

Macquarie Aluminum Dynamic Selection Index

	Long Futures Contracts

	Aluminium	100.00%

Modified Macquarie Single Commodity Sugar type A Excess Return Index

	Long Futures Contracts

	Sugar	100.00%

Merrill Lynch Gold Excess Return Index

	Long Futures Contracts

	Gold	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage

MLCX Dynamic Enhanced Copper Excess Return Index

	Long Futures Contracts

	Copper	100.00%

MLCX Natural Gas Annual Excess Return Index

	Long Futures Contracts

	Natural Gas	100.00%

MLCX1XBE Excess Return Index

	Long Futures Contracts

	Gasoline Unleaded	100.00%

RBC Enhanced Brent Crude Oil 01 Excess Return Index

	Long Futures Contracts

	Brent Crude	100.00%

Barclays Brent Crude Roll Yield Index

	Long Futures Contracts

	Brent Crude	100.00%

Barclays Soybeans Seasonal Index Excess Return

	Long Futures Contracts

	Soybean	100.00%

Barclays WTI Crude Roll Yield Excess Return Index

	Long Futures Contracts

	WTI Crude	100.00%

BNP Paribas Commodity Daily Dynamic Curve CO Index

	Long Futures Contracts

	Brent Crude	100.00%

Single Commodity Index Excess Return

	Long Futures Contracts

	Sugar	100.00%

Citi Commodities Curve Beta Enhanced Extended Cotton (Daily Rebalancing) Excess Return Index

	Long Futures Contracts

	Cotton	100.00%

S&P GSCI Cotton Excess Return Index

	Long Futures Contracts

	Cotton	100.00%

S&P GSCI Sugar Excess Return Index

	Long Futures Contracts

	Sugar	100.00%

J.P. Morgan Contag Beta Gas Oil Excess Return Index

	Long Futures Contracts

	Gas Oil	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage

Macquarie Single Commodity Nickel type A Excess Return Index

	Long Futures Contracts

	Nickel	100.00%

Macquarie Single Commodity Zinc type A Excess Return Index

	Long Futures Contracts

	Zinc	100.00%

Macquarie Single Commodity Silver type A Excess Return Index

	Long Futures Contracts

	Silver	100.00%

Morgan Stanley MSCY2KW0 Index

	Long Futures Contracts

	Kansas Wheat	100.00%

Morgan Stanley MSCY2SM0 Index

	Long Futures Contracts

	Soybean Oil	100.00%

Morgan Stanley MSCY2XBD0 Index

	Long Futures Contracts

	Gasoline RBOB	100.00%

Morgan Stanley Soybean Oil Dynamic Roll Index

	Long Futures Contracts

	Soybean Oil	100.00%

UBS Modified Roll Select Heating Oil Strategy

	Long Futures Contracts

	Heating Oil	100.00%

Target Risk Contribution and Notional Asset Weights

By asset class

Asset Class	Target Risk Contribution*	Notional Asset Weights**
Agriculture	23.29%	29.49%
Energy	55.51	33.22
Industrial Metals	13.02	15.09
Precious Metals	8.18	16.40
Total	100.00	94.20

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 240,999,973)	$257,619,555

Investments in affiliated money market funds, at value (Cost $ 485,474,716)	485,508,668

Other investments:
Swaps receivable – OTC	4,367,523

Unrealized appreciation on swap agreements – OTC	981,667

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	9,085,000

Cash collateral – OTC Derivatives	11,120,705

Receivable for:
Fund shares sold	381,421

Dividends	2,027,897

Interest	24,019

Investment for trustee deferred compensation and retirement plans	62,650

Other assets	63,840

Total assets	771,242,945

Liabilities:
Other investments:
Variation margin payable – futures contracts	2,176,943

Swaps payable – OTC	471,993

Unrealized depreciation on swap agreements–OTC	13,381,741

Payable for:
Fund shares reacquired	802,800

Accrued fees to affiliates	437,963

Accrued other operating expenses	117,335

Trustee deferred compensation and retirement plans	105,374

Collateral due to broker – OTC Derivatives	2,131,955

Total liabilities	19,626,104

Net assets applicable to shares outstanding	$751,616,841

Net assets consist of:
Shares of beneficial interest	$715,730,793

Distributable earnings	35,886,048

$751,616,841

Net Assets:
Class A	$68,441,081

Class C	$18,079,274

Class R	$10,218,851

Class Y	$327,047,370

Class R5	$149,677,078

Class R6	$178,153,187

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,191,231

Class C	2,988,700

Class R	1,567,630

Class Y	46,992,041

Class R5	21,380,899

Class R6	25,386,900

Class A:
Net asset value per share	$6.72

Maximum offering price per share (Net asset value of $6.72 ÷ 94.50%)	$7.11

Class C:
Net asset value and offering price per share	$6.05

Class R:
Net asset value and offering price per share	$6.52

Class Y:
Net asset value and offering price per share	$6.96

Class R5:
Net asset value and offering price per share	$7.00

Class R6:
Net asset value and offering price per share	$7.02

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Interest	$5,857,373

Dividends from affiliated money market funds	12,265,177

Total investment income	18,122,550

Expenses:
Advisory fees	3,835,177

Administrative services fees	56,385

Custodian fees	36,591

Distribution fees:
Class A	86,066

Class C	95,241

Class R	21,983

Transfer agent fees – A, C, R and Y	550,244

Transfer agent fees – R5	70,771

Transfer agent fees – R6	27,776

Trustees’ and officers’ fees and benefits	12,811

Registration and filing fees	46,664

Reports to shareholders	185,188

Professional services fees	48,165

Other	11,146

Total expenses	5,084,208

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(819,929)

Net expenses	4,264,279

Net investment income	13,858,271

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	12,494,899

Affiliated investment securities	5,767

Futures contracts	1,752,010

Swap agreements	7,034,450

21,287,126

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,914,822

Affiliated investment securities	(3,995)

Futures contracts	(4,721,645)

Swap agreements	(7,401,295)

(10,212,113)

Net realized and unrealized gain	11,075,013

Net increase in net assets resulting from operations	$24,933,284

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:
Net investment income	$13,858,271	$30,058,341

Net realized gain (loss)	21,287,126	(27,329,839)

Change in net unrealized appreciation (depreciation)	(10,212,113)	17,944,651

Net increase in net assets resulting from operations	24,933,284	20,673,153

Distributions to shareholders from distributable earnings:
Class A	(2,541,305)	(8,230,326)

Class C	(768,253)	(2,429,389)

Class R	(280,924)	(1,057,391)

Class Y	(11,636,026)	(46,238,655)

Class R5	(4,841,656)	(14,029,824)

Class R6	(6,956,747)	(22,438,033)

Total distributions from distributable earnings	(27,024,911)	(94,423,618)

Share transactions–net:
Class A	(6,260,807)	(5,013,334)

Class C	(3,270,061)	(2,522,465)

Class R	1,308,779	(1,988,162)

Class Y	(24,827,900)	(124,915,377)

Class R5	6,979,580	(1,844,359)

Class R6	(28,266,260)	(161,002,328)

Net increase (decrease) in net assets resulting from share transactions	(54,336,669)	(297,286,025)

Net increase (decrease) in net assets	(56,428,296)	(371,036,490)

Net assets:
Beginning of period	808,045,137	1,179,081,627

End of period	$751,616,841	$808,045,137

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$6.73	$ 0.11	$0.12	$ 0.23	$(0.21)	$(0.03)	$(0.24)	$6.72	3.63%	$ 68,441	1.34	%(d)	1.64	%(d)	3.50	%(d)	61%
Year ended 10/31/23	7.28	0.21	(0.09)	0.12	(0.67)	–	(0.67)	6.73	1.91	75,011	1.32		1.57		3.10		17
Year ended 10/31/22	8.01	(0.03)	0.47	0.44	(1.17)	–	(1.17)	7.28	6.63	86,968	1.31		1.56		(0.41)		106
Year ended 10/31/21	5.81	(0.10)	2.30	2.20	–	–	–	8.01	37.87	45,976	1.33		1.67		(1.29)		14
Year ended 10/31/20	6.22	(0.03)	(0.32)	(0.35)	(0.06)	–	(0.06)	5.81	(5.75)	17,291	1.31		1.73		(0.51)		186
Year ended 10/31/19	6.50	0.05	(0.32)	(0.27)	(0.01)	(0.00)	(0.01)	6.22	(4.15)	24,633	1.31	(e)	1.58	(e)	0.79	(e)	9
Class C
Six months ended 04/30/24	6.10	0.08	0.10	0.18	(0.20)	(0.03)	(0.23)	6.05	3.20	18,079	2.09	(d)	2.39	(d)	2.75	(d)	61
Year ended 10/31/23	6.65	0.14	(0.07)	0.07	(0.62)	–	(0.62)	6.10	1.22	21,628	2.07		2.32		2.35		17
Year ended 10/31/22	7.44	(0.08)	0.42	0.34	(1.13)	–	(1.13)	6.65	5.69	26,355	2.06		2.31		(1.16)		106
Year ended 10/31/21	5.43	(0.14)	2.15	2.01	–	–	–	7.44	37.02	17,125	2.08		2.42		(2.04)		14
Year ended 10/31/20	5.87	(0.07)	(0.32)	(0.39)	(0.05)	–	(0.05)	5.43	(6.63)	4,393	2.06		2.48		(1.26)		186
Year ended 10/31/19	6.16	0.00	(0.29)	(0.29)	–	(0.00)	(0.00)	5.87	(4.66)	6,083	2.06	(e)	2.33	(e)	0.04	(e)	9
Class R
Six months ended 04/30/24	6.55	0.10	0.11	0.21	(0.21)	(0.03)	(0.24)	6.52	3.38	10,219	1.59	(d)	1.89	(d)	3.25	(d)	61
Year ended 10/31/23	7.09	0.19	(0.07)	0.12	(0.66)	–	(0.66)	6.55	1.85	8,830	1.57		1.82		2.85		17
Year ended 10/31/22	7.85	(0.05)	0.45	0.40	(1.16)	–	(1.16)	7.09	6.17	11,779	1.56		1.81		(0.66)		106
Year ended 10/31/21	5.70	(0.11)	2.26	2.15	–	–	–	7.85	37.72	2,932	1.58		1.92		(1.54)		14
Year ended 10/31/20	6.12	(0.04)	(0.33)	(0.37)	(0.05)	–	(0.05)	5.70	(6.03)	1,603	1.56		1.98		(0.76)		186
Year ended 10/31/19	6.40	0.03	(0.30)	(0.27)	(0.01)	(0.00)	(0.01)	6.12	(4.25)	1,404	1.56	(e)	1.83	(e)	0.54	(e)	9
Class Y
Six months ended 04/30/24	6.96	0.13	0.11	0.24	(0.21)	(0.03)	(0.24)	6.96	3.70	327,047	1.09	(d)	1.39	(d)	3.75	(d)	61
Year ended 10/31/23	7.50	0.23	(0.08)	0.15	(0.69)	–	(0.69)	6.96	2.25	352,801	1.07		1.32		3.35		17
Year ended 10/31/22	8.22	(0.01)	0.47	0.46	(1.18)	–	(1.18)	7.50	6.80	515,659	1.06		1.31		(0.16)		106
Year ended 10/31/21	5.94	(0.08)	2.36	2.28	–	–	–	8.22	38.38	896,762	1.08		1.42		(1.04)		14
Year ended 10/31/20	6.36	(0.01)	(0.35)	(0.36)	(0.06)	–	(0.06)	5.94	(5.74)	316,851	1.06		1.48		(0.26)		186
Year ended 10/31/19	6.63	0.07	(0.33)	(0.26)	(0.01)	(0.00)	(0.01)	6.36	(3.84)	726,446	1.06	(e)	1.33	(e)	1.04	(e)	9
Class R5
Six months ended 04/30/24	7.00	0.13	0.11	0.24	(0.21)	(0.03)	(0.24)	7.00	3.68	149,677	1.09	(d)	1.23	(d)	3.75	(d)	61
Year ended 10/31/23	7.54	0.23	(0.08)	0.15	(0.69)	–	(0.69)	7.00	2.23	142,191	1.07		1.20		3.35		17
Year ended 10/31/22	8.26	(0.01)	0.47	0.46	(1.18)	–	(1.18)	7.54	6.76	154,845	1.06		1.17		(0.16)		106
Year ended 10/31/21	5.97	(0.08)	2.37	2.29	–	–	–	8.26	38.36	156,985	1.08		1.17		(1.04)		14
Year ended 10/31/20	6.38	(0.02)	(0.33)	(0.35)	(0.06)	–	(0.06)	5.97	(5.57)	148,151	1.06		1.28		(0.26)		186
Year ended 10/31/19	6.65	0.07	(0.32)	(0.25)	(0.02)	(0.00)	(0.02)	6.38	(3.79)	140,393	1.06	(e)	1.17	(e)	1.04	(e)	9
Class R6
Six months ended 04/30/24	7.02	0.13	0.11	0.24	(0.21)	(0.03)	(0.24)	7.02	3.67	178,153	1.09	(d)	1.16	(d)	3.75	(d)	61
Year ended 10/31/23	7.56	0.24	(0.09)	0.15	(0.69)	–	(0.69)	7.02	2.27	207,584	1.07		1.12		3.35		17
Year ended 10/31/22	8.28	(0.01)	0.47	0.46	(1.18)	–	(1.18)	7.56	6.77	383,476	1.04		1.10		(0.14)		106
Year ended 10/31/21	5.98	(0.08)	2.38	2.30	–	–	–	8.28	38.46	472,776	1.04		1.08		(1.00)		14
Year ended 10/31/20	6.40	(0.02)	(0.34)	(0.36)	(0.06)	–	(0.06)	5.98	(5.71)	116,491	1.06		1.19		(0.26)		186
Year ended 10/31/19	6.67	0.07	(0.32)	(0.25)	(0.02)	(0.00)	(0.02)	6.40	(3.72)	119,820	1.01	(e)	1.08	(e)	1.09	(e)	9

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.11%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

15	Invesco Balanced-Risk Commodity Strategy Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed

16	Invesco Balanced-Risk Commodity Strategy Fund

(i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Consolidated Statement of Assets and Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

K.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market“ on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

17	Invesco Balanced-Risk Commodity Strategy Fund

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	1.050%

Next $250 million	1.025%

Next $500 million	1.000%

Next $1.5 billion	0.975%

Next $2.5 billion	0.950%

Next $2.5 billion	0.925%

Next $2.5 billion	0.900%

Over $10 billion	0.875%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 1.02%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2025, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $167,976 and reimbursed class level expenses of $89,615, $24,701, $11,579, $423,599, $71,674 and $27,645 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

18	Invesco Balanced-Risk Commodity Strategy Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $7,299 in front-end sales commissions from the sale of Class A shares and $1,567 and $885 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$–	$158,401,678	$–	$158,401,678

Commodity-Linked Securities	–	99,217,877	–	99,217,877

Money Market Funds	485,508,668	–	–	485,508,668

Total Investments in Securities	485,508,668	257,619,555	–	743,128,223

Other Investments – Assets*

Futures Contracts	2,383,316	–	–	2,383,316

Swap Agreements	–	981,667	–	981,667

	2,383,316	981,667	–	3,364,983

Other Investments – Liabilities*

Futures Contracts	(6,789,084)	–	–	(6,789,084)

Swap Agreements	–	(13,381,741)	–	(13,381,741)

	(6,789,084)	(13,381,741)	–	(20,170,825)

Total Other Investments	(4,405,768)	(12,400,074)	–	(16,805,842)

Total Investments	$481,102,900	$245,219,481	$–	$726,322,381

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

Value
Commodity
Derivative Assets	Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$2,383,316

Unrealized appreciation on swap agreements – OTC	981,667

Total Derivative Assets	3,364,983

Derivatives not subject to master netting agreements	(2,383,316)

Total Derivative Assets subject to master netting agreements	$981,667

19	Invesco Balanced-Risk Commodity Strategy Fund

Value
Commodity
Derivative Liabilities	Risk

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(6,789,084)

Unrealized depreciation on swap agreements – OTC	(13,381,741)

Total Derivative Liabilities	(20,170,825)

Derivatives not subject to master netting agreements	6,789,084

Total Derivative Liabilities subject to master netting agreements	$(13,381,741)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged

	Swap	Swap	Net Value of			Net
Counterparty	Agreements	Agreements	Derivatives	Non-Cash	Cash	Amount

Barclays Bank PLC	$50,832	$(910,699)	$(859,867)	$–	$310,000	$(549,867)

BNP Paribas S.A.	–	(415,275)	(415,275)	–	70,000	(345,275)

Cargill, Inc.	–	(2,645,190)	(2,645,190)	–	2,645,190	–

Citibank, N.A.	–	(318,528)	(318,528)	–	190,000	(128,528)

Goldman Sachs International	–	(1,342,905)	(1,342,905)	–	1,080,000	(262,905)

J.P. Morgan Chase Bank, N.A.	126,766	(153,816)	(27,050)	–	–	(27,050)

Macquarie Bank Ltd.	804,069	(1,468,806)	(664,737)	–	–	(664,737)

Merrill Lynch International	4,287,702	(419,753)	3,867,949	–	(3,867,949)	–

Morgan Stanley and Co. International PLC	–	(3,281,756)	(3,281,756)	–	2,760,000	(521,756)

Royal Bank of Canada	79,821	(7,855)	71,966	–	(71,966)	–

UBS AG	–	(2,889,151)	(2,889,151)	–	2,380,000	(509,151)

Total	$5,349,190	$(13,853,734)	$(8,504,544)	$–	$5,495,275	$(3,009,269)

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Consolidated Statement of Operations
Commodity
Risk

Realized Gain:
Futures contracts	$1,752,010

Swap agreements	7,034,450

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(4,721,645)

Swap agreements	(7,401,295)

Total	$(3,336,480)

The table below summarizes the average notional value of derivatives held during the period.

	Futures	Swap
	Contracts	Agreements

Average notional value	$83,838,189	$555,328,238

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,140.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

20	Invesco Balanced-Risk Commodity Strategy Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $67,200,000 and $82,694,781, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$20,029,418

Aggregate unrealized (depreciation) of investments	(15,540,595)

Net unrealized appreciation of investments	$4,488,823

Cost of investments for tax purposes is $721,833,558.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	811,397	$5,293,948	3,405,545	$23,350,608

Class C	75,989	452,308	670,608	4,131,411

Class R	577,712	3,614,471	644,680	4,281,478

Class Y	10,547,062	70,769,733	19,299,479	135,091,039

Class R5	1,197,767	8,064,865	1,775,891	12,400,018

Class R6	2,690,080	18,136,061	9,408,293	65,271,351

Issued as reinvestment of dividends:
Class A	354,221	2,231,595	1,084,972	7,139,114

Class C	123,719	703,959	353,878	2,123,267

Class R	45,903	280,924	164,960	1,057,391

Class Y	1,290,972	8,417,140	4,355,199	29,571,801

Class R5	737,991	4,841,218	2,053,963	14,028,568

Class R6	181,678	1,193,622	601,123	4,111,679

Automatic conversion of Class C shares to Class A shares:
Class A	43,454	282,727	123,811	827,744

Class C	(48,182)	(282,727)	(136,121)	(827,744)

21	Invesco Balanced-Risk Commodity Strategy Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,161,774)	$(14,069,077)	(5,423,171)	$(36,330,800)

Class C	(707,691)	(4,143,601)	(1,305,725)	(7,949,399)

Class R	(404,917)	(2,586,616)	(1,121,026)	(7,327,031)

Class Y	(15,527,015)	(104,014,773)	(41,709,390)	(289,578,217)

Class R5	(865,972)	(5,926,503)	(4,053,405)	(28,272,945)

Class R6	(7,067,049)	(47,595,943)	(31,153,395)	(230,385,358)

Net increase (decrease) in share activity	(8,104,655)	$(54,336,669)	(40,959,831)	$(297,286,025)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	Invesco Balanced-Risk Commodity Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,036.30	$6.78	$1,018.20	$6.72	1.34%
Class C	1,000.00	1,032.00	10.56	1,014.47	10.47	2.09
Class R	1,000.00	1,033.80	8.04	1,016.96	7.97	1.59
Class Y	1,000.00	1,037.00	5.52	1,019.44	5.47	1.09
Class R5	1,000.00	1,036.80	5.52	1,019.44	5.47	1.09
Class R6	1,000.00	1,036.70	5.52	1,019.44	5.47	1.09

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

23	Invesco Balanced-Risk Commodity Strategy Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

24	Invesco Balanced-Risk Commodity Strategy Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	BRCS-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Core Bond Fund

Nasdaq:

A: OPIGX ∎ C: OPBCX ∎ R: OPBNX ∎ Y: OPBYX ∎ R5:TRTMX ∎ R6: OPBIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

25	Financial Statements

28	Financial Highlights

29	Notes to Financial Statements

35	Fund Expenses

36	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.03%
Class C Shares	5.44
Class R Shares	5.90
Class Y Shares	6.18
Class R5 Shares	6.16
Class R6 Shares	5.99
Bloomberg U.S. Credit Index▼	6.93
Bloomberg U.S. Aggregate Bond Index▼	4.97
FTSE Broad Investment Grade Bond Index▼	5.06

Source(s): ▼RIMES Technologies Corp.

The Bloomberg U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The FTSE Broad Investment Grade Bond Index is a multi-asset, multi-currency benchmark that provides a broad-based measure of the global fixed income markets.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Core Bond Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (4/15/88)	3.62%
10 Years	0.86
5 Years	-0.93
1 Year	-4.84

Class C Shares
Inception (7/11/95)	2.31%
10 Years	0.65
5 Years	-0.83
1 Year	-2.41

Class R Shares
Inception (3/1/01)	1.49%
10 Years	1.00
5 Years	-0.30
1 Year	-0.80

Class Y Shares
Inception (4/27/98)	2.37%
10 Years	1.58
5 Years	0.23
1 Year	-0.32

Class R5 Shares
10 Years	1.43%
5 Years	0.21
1 Year	-0.30

Class R6 Shares
Inception (4/27/12)	2.21%
10 Years	1.63
5 Years	0.26
1 Year	-0.44

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Total Return Bond Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Total Return Bond Fund. Note: The Fund was subsequently renamed the Invesco Core Bond Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduct ion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Core Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Core Bond Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–44.69%
Aerospace & Defense–1.96%
BAE Systems PLC (United Kingdom), 5.00%, 03/26/2027(b)	$ 6,283,000	$ 6,193,995
5.13%, 03/26/2029(b)	2,625,000	2,577,689
5.30%, 03/26/2034(b)	3,084,000	2,995,721
5.50%, 03/26/2054(b)	1,082,000	1,033,892
Boeing Co. (The), 6.26%, 05/01/2027(b)	2,204,000	2,211,849
6.30%, 05/01/2029(b)	1,563,000	1,570,191
6.39%, 05/01/2031(b)	325,000	326,728
6.53%, 05/01/2034(b)	6,999,000	7,056,956
6.86%, 05/01/2054(b)	3,721,000	3,738,148

7.01%, 05/01/2064(b)	1,073,000	1,076,128
L3Harris Technologies, Inc., 5.05%, 06/01/2029	5,530,000	5,409,681
5.25%, 06/01/2031	2,211,000	2,155,406
5.40%, 07/31/2033	340,000	331,323
5.35%, 06/01/2034	5,530,000	5,345,957
Lockheed Martin Corp., 5.10%, 11/15/2027	298,000	297,951
4.50%, 02/15/2029	2,123,000	2,065,647
4.75%, 02/15/2034	624,000	596,496
4.80%, 08/15/2034	3,032,000	2,900,345
5.90%, 11/15/2063	183,000	189,851
Northrop Grumman Corp., 4.95%, 03/15/2053	226,000	200,713
RTX Corp., 5.75%, 01/15/2029	1,196,000	1,215,321
6.00%, 03/15/2031	608,000	623,600
5.15%, 02/27/2033	902,000	875,695
6.10%, 03/15/2034	1,473,000	1,523,367
6.40%, 03/15/2054	697,000	748,226
		53,260,876

Agricultural & Farm Machinery–0.34%
AGCO Corp., 5.45%, 03/21/2027	1,700,000	1,694,434

5.80%, 03/21/2034	1,867,000	1,827,436
CNH Industrial Capital LLC, 5.45%, 10/14/2025	521,000	519,934
John Deere Capital Corp., 4.55%, 10/11/2024	544,000	541,920

4.70%, 06/10/2030	1,268,000	1,235,560

5.10%, 04/11/2034	3,561,000	3,498,023

		9,317,307

Agricultural Products & Services–0.03%
Cargill, Inc., 4.88%, 10/10/2025(b)	448,000	444,786

4.75%, 04/24/2033(b)	395,000	375,768

		820,554

	Principal Amount	Value
Air Freight & Logistics–0.25%
GXO Logistics, Inc., 6.25%, 05/06/2029	$ 4,018,000	$ 4,024,257
6.50%, 05/06/2034	2,751,000	2,746,104
		6,770,361

Apparel, Accessories & Luxury Goods–0.07%
Tapestry, Inc., 7.05%, 11/27/2025	1,133,000	1,150,630
7.00%, 11/27/2026	799,000	814,441
		1,965,071

Application Software–0.10%

Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)	1,574,000	1,534,627
Intuit, Inc., 5.20%, 09/15/2033	1,345,000	1,328,065
		2,862,692

Asset Management & Custody Banks–0.66%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	1,951,000	1,973,273

5.15%, 05/15/2033	1,004,000	984,085
Ares Capital Corp., 5.88%, 03/01/2029	1,308,000	1,282,842
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(c)	907,000	888,385
5.19%, 03/14/2035(c)	697,000	670,631

BlackRock, Inc., 4.75%, 05/25/2033	1,061,000	1,021,751
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	2,121,000	1,901,624
Northern Trust Corp., 6.13%, 11/02/2032	291,000	299,481
State Street Corp., 4.99%, 03/18/2027	3,782,000	3,748,721
5.68%, 11/21/2029(c)	3,088,000	3,121,960

6.12%, 11/21/2034(c)	1,965,000	1,993,539
		17,886,292

Automobile Manufacturers–3.13%

American Honda Finance Corp., 4.95%, 01/09/2026	6,921,000	6,868,852
4.90%, 03/12/2027	11,050,000	10,943,245
4.70%, 01/12/2028	707,000	694,397
4.90%, 03/13/2029	8,916,000	8,747,137
4.60%, 04/17/2030	373,000	358,775
4.90%, 01/10/2034	1,671,000	1,592,543
Daimler Truck Finance North America LLC (Germany), 5.60%, 08/08/2025(b)	1,721,000	1,716,702
5.15%, 01/16/2026(b)	1,034,000	1,025,687
5.00%, 01/15/2027(b)	1,218,000	1,201,820
5.38%, 01/18/2034(b)	975,000	950,723

Ford Motor Credit Co. LLC, 6.80%, 11/07/2028	1,740,000	1,779,488
7.12%, 11/07/2033	1,268,000	1,319,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Core Bond Fund

	Principal Amount	Value
Automobile Manufacturers–(continued)

Hyundai Capital America, 5.50%, 03/30/2026(b)	$645,000	$641,200
5.65%, 06/26/2026(b)	1,395,000	1,389,358
5.25%, 01/08/2027(b)	3,899,000	3,853,673
5.30%, 03/19/2027(b)	3,449,000	3,410,393
5.60%, 03/30/2028(b)	864,000	859,330
5.35%, 03/19/2029(b)	713,000	700,968
5.80%, 04/01/2030(b)	186,000	185,981

Mercedes-Benz Finance North America LLC (Germany), 4.90%, 01/09/2026(b)	7,355,000	7,293,681
4.80%, 01/11/2027(b)	6,932,000	6,839,332
5.10%, 08/03/2028(b)	1,373,000	1,359,881
4.85%, 01/11/2029(b)	1,601,000	1,568,821
5.00%, 01/11/2034(b)	560,000	535,312

PACCAR Financial Corp., 4.95%, 10/03/2025	528,000	524,924
4.60%, 01/10/2028	294,000	288,755

Toyota Motor Credit Corp., 4.63%, 01/12/2028	412,000	404,608

Volkswagen Group of America Finance LLC (Germany), 5.40%, 03/20/2026(b)	7,488,000	7,440,836
5.30%, 03/22/2027(b)	5,029,000	4,986,997
5.25%, 03/22/2029(b)	2,533,000	2,483,340
5.60%, 03/22/2034(b)	2,938,000	2,869,213
		84,835,954

Automotive Parts & Equipment–0.21%

ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	801,000	778,589
5.00%, 02/15/2029(b)	1,648,000	1,619,325
4.90%, 05/01/2033(b)	983,000	933,517

5.20%, 10/30/2034(b)	2,339,000	2,260,070

		5,591,501

Automotive Retail–0.09%

Advance Auto Parts, Inc., 5.95%, 03/09/2028	903,000	892,589

AutoZone, Inc., 5.05%, 07/15/2026	722,000	716,923

5.20%, 08/01/2033	735,000	714,462

		2,323,974

Biotechnology–1.06%

AbbVie, Inc., 4.80%, 03/15/2027	9,548,000	9,435,261
4.80%, 03/15/2029	4,901,000	4,813,571
5.05%, 03/15/2034	3,347,000	3,265,748
5.35%, 03/15/2044	2,033,000	1,967,252
5.40%, 03/15/2054	2,433,000	2,357,271
5.50%, 03/15/2064	2,776,000	2,678,601

Amgen, Inc., 5.25%, 03/02/2025	1,159,000	1,154,679
5.15%, 03/02/2028	764,000	757,406
5.25%, 03/02/2030	325,000	322,216
5.65%, 03/02/2053	714,000	685,687

Gilead Sciences, Inc., 5.25%, 10/15/2033	688,000	678,594

5.55%, 10/15/2053	556,000	540,034

		28,656,320

	Principal Amount	Value
Building Products–0.02%

Carrier Global Corp., 5.90%, 03/15/2034	$501,000	$512,125

Cable & Satellite–0.30%

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	600,000	591,933
6.15%, 11/10/2026	3,258,000	3,266,793
6.65%, 02/01/2034	1,701,000	1,678,049

Comcast Corp., 5.50%, 11/15/2032	355,000	356,916

Cox Communications, Inc., 5.70%, 06/15/2033(b)	321,000	314,270

5.80%, 12/15/2053(b)	2,071,000	1,931,208

		8,139,169

Cargo Ground Transportation–0.15%

Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.75%, 05/24/2026(b)	284,000	284,168
5.35%, 01/12/2027(b)	334,000	330,766
5.70%, 02/01/2028(b)	369,000	368,167
5.55%, 05/01/2028(b)	713,000	708,606
6.05%, 08/01/2028(b)	803,000	811,998
6.20%, 06/15/2030(b)	294,000	299,869

Ryder System, Inc., 6.60%, 12/01/2033	1,169,000	1,227,751

		4,031,325

Commercial & Residential Mortgage Finance–0.22%

Aviation Capital Group LLC, 6.75%, 10/25/2028(b)	1,787,000	1,837,821

Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	1,667,000	1,694,285

Radian Group, Inc., 6.20%, 05/15/2029	2,351,000	2,336,882

		5,868,988

Communications Equipment–0.02%

Cisco Systems, Inc., 5.30%, 02/26/2054	716,000	689,473

Construction Machinery & Heavy Transportation Equipment–0.69%

Caterpillar Financial Services Corp., 5.15%, 08/11/2025	2,889,000	2,882,066

Cummins, Inc., 4.90%, 02/20/2029	925,000	914,397
5.15%, 02/20/2034	1,560,000	1,532,334
5.45%, 02/20/2054	1,882,000	1,813,045

Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	788,000	777,563

Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	1,038,000	1,039,800

SMBC Aviation Capital Finance DAC (Ireland), 5.30%, 04/03/2029(b)	3,255,000	3,176,188

5.55%, 04/03/2034(b)	6,902,000	6,611,118

		18,746,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Core Bond Fund

	Principal Amount	Value
Consumer Electronics–0.19%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2027(b)	$2,604,000	$2,591,266

5.63%, 04/24/2029(b)	2,471,000	2,461,183

		5,052,449

Consumer Finance–0.83%
American Express Co., 5.65%, 04/23/2027(c)	6,617,000	6,621,133
5.53%, 04/25/2030(c)	5,957,000	5,948,306
5.92%, 04/25/2035(c)	5,428,000	5,404,831

Capital One Financial Corp., 7.15%, 10/29/2027(c)	1,278,000	1,315,404
6.31%, 06/08/2029(c)	854,000	861,768
7.62%, 10/30/2031(c)	1,210,000	1,302,509

General Motors Financial Co., Inc., 6.05%, 10/10/2025	809,000	811,107

5.40%, 04/06/2026	209,000	207,763

		22,472,821

Consumer Staples Merchandise Retail–0.07%
Dollar General Corp., 5.50%, 11/01/2052	238,000	216,022
Target Corp., 4.50%, 09/15/2032	335,000	317,610

4.80%, 01/15/2053	426,000	380,705
Walmart, Inc., 4.50%, 09/09/2052	138,000	120,210

4.50%, 04/15/2053	1,136,000	989,318

		2,023,865

Distillers & Vintners–0.01%

Brown-Forman Corp., 4.75%, 04/15/2033	237,000	227,101

Constellation Brands, Inc., 4.90%, 05/01/2033	200,000	188,747

		415,848

Distributors–0.10%

Genuine Parts Co., 6.50%, 11/01/2028	823,000	855,568

6.88%, 11/01/2033	1,679,000	1,803,085

		2,658,653

Diversified Banks–10.81%
Australia and New Zealand Banking Group Ltd. (Australia), 5.09%, 12/08/2025	1,190,000	1,184,304

5.00%, 03/18/2026	10,141,000	10,074,544
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 7.88%, 11/15/2034(c)	1,600,000	1,714,978

Banco Santander S.A. (Spain), 6.53%, 11/07/2027(c)	7,200,000	7,318,453

5.55%, 03/14/2028(c)	2,200,000	2,173,530

5.54%, 03/14/2030(c)	2,800,000	2,745,418

	Principal Amount	Value
Diversified Banks–(continued)

Bank of America Corp., 5.93%, 09/15/2027(c)	$5,998,000	$6,027,505

4.95%, 07/22/2028(c)	265,000	260,036

5.20%, 04/25/2029(c)	1,488,000	1,465,425

5.82%, 09/15/2029(c)	2,068,000	2,080,862

4.57%, 04/27/2033(c)	300,000	276,663

5.02%, 07/22/2033(c)	343,000	327,648

5.29%, 04/25/2034(c)	1,427,000	1,375,172

5.47%, 01/23/2035(c)	1,961,000	1,907,823

Bank of America N.A., 5.53%, 08/18/2026	2,810,000	2,817,584

Bank of Montreal (Canada), 5.30%, 06/05/2026	600,000	597,593

7.70%, 05/26/2084(c)	5,676,000	5,680,203

Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)	1,308,000	1,349,908

8.00%, 01/27/2084(c)	2,827,000	2,849,076

BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	1,611,000	1,633,132

BPCE S.A. (France), 5.92% (SOFR + 0.57%), 01/14/2025(b)(d)	1,784,000	1,786,629

5.20%, 01/18/2027(b)	2,214,000	2,194,945

5.72%, 01/18/2030(b)(c)	1,371,000	1,356,145

6.51%, 01/18/2035(b)(c)	1,274,000	1,263,726

Citibank N.A., 5.44%, 04/30/2026	10,138,000	10,125,360

5.57%, 04/30/2034	4,766,000	4,750,928

Citigroup, Inc., 5.61%, 09/29/2026(c)	784,000	782,506

5.17%, 02/13/2030(c)	1,882,000	1,841,109

6.17%, 05/25/2034(c)	1,501,000	1,490,306

5.83%, 02/13/2035(c)	5,130,000	4,939,486

Series AA, 7.63%(c)(e)	5,687,000	5,883,167

Series BB, 7.20%(c)(e)	3,702,000	3,742,378

Series Z, 7.38%(c)(e)	5,542,000	5,696,583

Citizens Bank N.A., 6.06%, 10/24/2025(c)	1,259,000	1,253,243

Comerica, Inc., 5.98%, 01/30/2030(c)	749,000	727,556

Credit Agricole S.A. (France), 5.34%, 01/10/2030(b)(c)	2,493,000	2,448,471

6.25%, 01/10/2035(b)(c)	1,979,000	1,958,059

Federation des caisses Desjardins du Quebec (Canada), 5.28%, 01/23/2026(b)(c)	1,621,000	1,612,387

Fifth Third Bancorp, 2.38%, 01/28/2025	355,000	346,209

1.71%, 11/01/2027(c)	402,000	363,404

6.34%, 07/27/2029(c)	225,000	227,633

4.77%, 07/28/2030(c)	681,000	642,578

5.63%, 01/29/2032(c)	573,000	557,052

Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)	18,779,000	18,662,273

HSBC Holdings PLC (United Kingdom), 5.89%, 08/14/2027(c)	1,800,000	1,801,978

5.21%, 08/11/2028(c)	1,030,000	1,013,848

7.40%, 11/13/2034(c)	1,225,000	1,303,222

6.33%, 03/09/2044(c)	1,141,000	1,167,378

Huntington National Bank (The), 5.70%, 11/18/2025(c)	2,110,000	2,097,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Core Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	$2,745,000	$2,690,252

5.55%, 03/19/2035(c)	4,670,000	4,499,618

JPMorgan Chase & Co., 5.04%, 01/23/2028(c)	3,366,000	3,319,153

5.57%, 04/22/2028(c)	4,728,000	4,725,263

4.85%, 07/25/2028(c)	296,000	290,028

5.30%, 07/24/2029(c)	1,245,000	1,232,108

6.09%, 10/23/2029(c)	1,696,000	1,731,214

5.01%, 01/23/2030(c)	1,231,000	1,201,675

5.58%, 04/22/2030(c)	3,765,000	3,763,026

4.59%, 04/26/2033(c)	221,000	205,755

5.72%, 09/14/2033(c)	597,000	594,968

6.25%, 10/23/2034(c)	2,611,000	2,705,094

5.34%, 01/23/2035(c)	971,000	941,655

Series NN, 6.88%(c)(e)	3,169,000	3,255,236

JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	4,850,000	4,818,840
KeyBank N.A., 3.30%, 06/01/2025	1,189,000	1,149,315

4.15%, 08/08/2025	879,000	853,456
5.85%, 11/15/2027	1,436,000	1,410,405
KeyCorp, 3.88%, 05/23/2025(c)	661,000	657,050
Lloyds Banking Group PLC (United Kingdom), 5.68%, 01/05/2035(c)	1,114,000	1,087,240

Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	1,228,000	1,211,478

4.70%, 01/27/2028	1,189,000	1,126,017

Mitsubishi UFJ Financial Group, Inc. (Japan), 4.79%, 07/18/2025(c)	971,000	968,298
5.02%, 07/20/2028(c)	1,099,000	1,082,165
5.26%, 04/17/2030(c)	5,235,000	5,157,658
5.41%, 04/19/2034(c)	1,116,000	1,100,589
5.43%, 04/17/2035(c)	5,546,000	5,414,274

8.20%(c)(e)	5,383,000	5,692,361

Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(c)	981,000	984,454

Morgan Stanley Bank N.A., 5.48%, 07/16/2025	1,480,000	1,479,758
4.75%, 04/21/2026	1,340,000	1,323,115
5.88%, 10/30/2026	2,756,000	2,780,572
4.95%, 01/14/2028(c)	3,313,000	3,264,159

National Securities Clearing Corp., 5.10%, 11/21/2027(b)	2,098,000	2,082,450

5.00%, 05/30/2028(b)	1,428,000	1,411,571

PNC Financial Services Group, Inc. (The), 5.67%, 10/28/2025(c)	530,000	529,574
6.62%, 10/20/2027(c)	2,180,000	2,228,202
5.58%, 06/12/2029(c)	1,391,000	1,385,103
6.04%, 10/28/2033(c)	325,000	327,684
5.07%, 01/24/2034(c)	466,000	439,032

6.88%, 10/20/2034(c)	1,471,000	1,562,075

Royal Bank of Canada (Canada), 4.88%, 01/19/2027	2,200,000	2,173,194
4.95%, 02/01/2029	807,000	792,338
5.00%, 02/01/2033	606,000	584,615
7.50%, 05/02/2084(c)	7,311,000	7,337,582

	Principal Amount	Value
Diversified Banks–(continued)

Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(c)	$1,187,000	$1,200,263

Societe Generale S.A. (France), 6.07%, 01/19/2035(b)(c)	1,198,000	1,171,033
7.13%, 01/19/2055(b)(c)	1,087,000	1,038,618

Standard Chartered PLC (United Kingdom), 6.19%, 07/06/2027(b)(c)	1,388,000	1,395,665
6.75%, 02/08/2028(b)(c)	1,183,000	1,207,725
7.02%, 02/08/2030(b)(c)	1,185,000	1,233,460
2.68%, 06/29/2032(b)(c)	1,468,000	1,185,666

Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(e)	4,278,000	4,124,621

Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.65%, 03/09/2026(b)	1,157,000	1,158,299
5.65%, 09/14/2026(b)	1,454,000	1,456,900
5.20%, 03/07/2027(b)	4,245,000	4,202,376
5.55%, 09/14/2028(b)	1,675,000	1,678,708
5.20%, 03/07/2029(b)	3,112,000	3,075,693
5.35%, 03/07/2034(b)	2,130,000	2,099,260

Synovus Bank, 5.63%, 02/15/2028	1,588,000	1,516,926

Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	1,301,000	1,341,075

U.S. Bancorp, 4.55%, 07/22/2028(c)	291,000	281,573
5.78%, 06/12/2029(c)	1,066,000	1,068,331
5.38%, 01/23/2030(c)	2,357,000	2,324,865
4.97%, 07/22/2033(c)	232,000	213,464
4.84%, 02/01/2034(c)	963,000	889,125

5.84%, 06/12/2034(c)	1,038,000	1,026,429

UBS AG (Switzerland), 5.65%, 09/11/2028	1,151,000	1,156,632

Wells Fargo & Co., 5.71%, 04/22/2028(c)	2,922,000	2,924,549
5.57%, 07/25/2029(c)	859,000	856,513
6.30%, 10/23/2029(c)	1,164,000	1,192,858
5.20%, 01/23/2030(c)	1,378,000	1,351,583
5.39%, 04/24/2034(c)	462,000	445,403
5.56%, 07/25/2034(c)	2,257,000	2,200,993
6.49%, 10/23/2034(c)	3,046,000	3,172,699
5.50%, 01/23/2035(c)	1,997,000	1,940,586
4.61%, 04/25/2053(c)	267,000	222,664
7.63%(c)(e)	1,007,000	1,055,469

Wells Fargo Bank N.A., 5.55%, 08/01/2025	3,281,000	3,283,651
4.81%, 01/15/2026	2,600,000	2,571,853
5.45%, 08/07/2026	2,442,000	2,441,334

Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	3,739,000	3,954,796

		293,127,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Core Bond Fund

	Principal Amount	Value
Diversified Capital Markets–0.53%

UBS Group AG (Switzerland), 4.55%, 04/17/2026	$1,208,000	$1,181,329

5.71%, 01/12/2027(b)(c)	1,026,000	1,023,678

4.75%, 05/12/2028(b)(c)	1,156,000	1,119,200

5.43%, 02/08/2030(b)(c)	1,149,000	1,130,245

6.30%, 09/22/2034(b)(c)	1,607,000	1,632,019

5.70%, 02/08/2035(b)(c)	961,000	932,266

7.75%(b)(c)(e)	3,838,000	3,877,977

9.25%(b)(c)(e)	1,619,000	1,780,879

9.25%(b)(c)(e)	1,626,000	1,739,379

		14,416,972

Diversified Financial Services–0.77%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029	847,000	826,436

Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	589,000	583,927

Apollo Global Management, Inc., 6.38%, 11/15/2033	1,659,000	1,733,164

Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	7,662,000	7,386,109

Corebridge Financial, Inc., 6.05%, 09/15/2033(b)	1,229,000	1,229,911

5.75%, 01/15/2034	2,173,000	2,135,915

Macquarie Airfinance Holdings Ltd. (United Kingdom), 6.40%, 03/26/2029(b)	1,184,000	1,181,766

6.50%, 03/26/2031(b)	1,395,000	1,397,339

Nuveen LLC, 5.55%, 01/15/2030(b)	1,737,000	1,724,413

5.85%, 04/15/2034(b)	2,726,000	2,689,829

		20,888,809

Diversified Metals & Mining–0.40%

BHP Billiton Finance (USA) Ltd. (Australia), 5.10%, 09/08/2028	1,769,000	1,756,060

5.25%, 09/08/2030	1,187,000	1,177,979

5.25%, 09/08/2033	2,118,000	2,076,919

5.50%, 09/08/2053	664,000	642,431

Glencore Funding LLC (Australia), 5.37%, 04/04/2029(b)	1,973,000	1,938,425

5.63%, 04/04/2034(b)	1,926,000	1,864,066

5.89%, 04/04/2054(b)	1,477,000	1,399,496

		10,855,376

Diversified REITs–0.06%

VICI Properties L.P., 5.75%, 04/01/2034	780,000	751,130

6.13%, 04/01/2054	844,000	789,050

		1,540,180

Diversified Support Services–0.04%
Element Fleet Management Corp.

(Canada), 6.32%, 12/04/2028(b)	1,101,000	1,117,901

Electric Utilities–3.11%

AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,331,171

Alabama Power Co., 5.85%, 11/15/2033	453,000	462,350

	Principal Amount	Value

Electric Utilities–(continued)

American Electric Power Co., Inc., 5.75%, 11/01/2027	$308,000	$311,049

5.20%, 01/15/2029	1,453,000	1,430,148

Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	290,000	272,041

Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	810,000	807,917

5.90%, 11/15/2053	1,131,000	1,137,776

Constellation Energy Generation LLC, 6.13%, 01/15/2034	479,000	490,482

6.50%, 10/01/2053	419,000	435,357

5.75%, 03/15/2054	2,264,000	2,132,134

Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	535,000	567,084

Duke Energy Carolinas LLC, 5.35%, 01/15/2053	453,000	422,041

Duke Energy Corp., 5.00%, 12/08/2025	690,000	684,153

4.85%, 01/05/2029	1,493,000	1,451,181

5.00%, 08/15/2052	309,000	264,074

Duke Energy Indiana LLC, 5.40%, 04/01/2053	534,000	495,384

Duke Energy Ohio, Inc., 5.55%, 03/15/2054	3,267,000	3,090,037

Electricite de France S.A. (France), 5.70%, 05/23/2028(b)	627,000	629,716

Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	831,000	866,744

Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	1,133,000	1,152,366

Evergy Metro, Inc., 4.95%, 04/15/2033	323,000	307,664

Eversource Energy, 5.00%, 01/01/2027	2,562,000	2,520,497

5.50%, 01/01/2034	1,295,000	1,247,214

Exelon Corp., 5.15%, 03/15/2029	1,425,000	1,401,142

5.45%, 03/15/2034	1,367,000	1,329,241

5.60%, 03/15/2053	1,702,000	1,612,624

FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	181,000	178,890

Florida Power & Light Co., 4.80%, 05/15/2033	332,000	316,359

Georgia Power Co., 4.65%, 05/16/2028	379,000	368,624

4.95%, 05/17/2033	394,000	375,331

MidAmerican Energy Co., 5.35%, 01/15/2034	342,000	341,514

5.85%, 09/15/2054	580,000	583,943

5.30%, 02/01/2055	1,453,000	1,352,513

National Rural Utilities Cooperative Finance Corp., 4.85%, 02/07/2029	2,411,000	2,358,117

5.00%, 02/07/2031	2,256,000	2,191,731

5.80%, 01/15/2033	192,000	194,782

7.13%, 09/15/2053(c)	4,809,000	4,901,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Core Bond Fund

	Principal Amount	Value

Electric Utilities–(continued)

NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	$602,000	$603,297

4.95%, 01/29/2026	8,197,000	8,125,936

4.63%, 07/15/2027	497,000	484,192

4.90%, 03/15/2029	3,689,000	3,594,094

5.25%, 03/15/2034	3,550,000	3,408,443

5.55%, 03/15/2054	3,713,000	3,471,386

Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	1,471,000	1,406,727

Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	283,000	272,370

Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	1,357,000	1,363,905

PacifiCorp, 5.10%, 02/15/2029	1,509,000	1,491,190

5.30%, 02/15/2031	1,242,000	1,214,147

5.45%, 02/15/2034	1,871,000	1,797,662

5.80%, 01/15/2055	1,427,000	1,317,728

PECO Energy Co., 4.90%, 06/15/2033	589,000	568,519

Public Service Co. of Colorado, 5.25%, 04/01/2053	412,000	369,525

Public Service Co. of New Hampshire, 5.35%, 10/01/2033	517,000	509,837

Public Service Electric and Gas Co., 5.13%, 03/15/2053	290,000	268,420

San Diego Gas & Electric Co., 5.35%, 04/01/2053	966,000	894,331

5.55%, 04/15/2054	2,862,000	2,735,929

Sierra Pacific Power Co., 5.90%, 03/15/2054(b)	394,000	386,618

Southern Co. (The), 5.15%, 10/06/2025	267,000	265,182

5.70%, 10/15/2032	207,000	207,525

Southwestern Electric Power Co., 5.30%, 04/01/2033	365,000	348,034

Union Electric Co., 5.20%, 04/01/2034	3,911,000	3,793,397

Virginia Electric and Power Co., 5.00%, 04/01/2033	408,000	389,405

5.35%, 01/15/2054	1,094,000	1,015,952

Vistra Operations Co. LLC, 6.95%, 10/15/2033(b)	1,054,000	1,099,186

6.00%, 04/15/2034(b)	1,886,000	1,834,759

		84,252,554

Environmental & Facilities Services–0.29%

Republic Services, Inc., 4.88%, 04/01/2029	1,697,000	1,664,743

5.00%, 12/15/2033	1,495,000	1,440,757

5.00%, 04/01/2034	245,000	236,197

Veralto Corp., 5.50%, 09/18/2026(b)	2,736,000	2,720,394

5.35%, 09/18/2028(b)	1,213,000	1,203,945

5.45%, 09/18/2033(b)	635,000	623,111

		7,889,147

	Principal Amount	Value

Financial Exchanges & Data–0.08%

Intercontinental Exchange, Inc., 4.60%, 03/15/2033	$194,000	$181,966

4.95%, 06/15/2052	245,000	220,029

5.20%, 06/15/2062	516,000	469,732

Nasdaq, Inc., 5.35%, 06/28/2028	329,000	327,393

5.55%, 02/15/2034	460,000	450,138

5.95%, 08/15/2053	220,000	217,295

6.10%, 06/28/2063	432,000	432,947

		2,299,500

Food Retail–0.03%

Alimentation Couche-Tard, Inc. (Canada), 5.62%, 02/12/2054(b)	731,000	699,508

Gas Utilities–0.07%

Atmos Energy Corp., 5.90%, 11/15/2033	589,000	604,935

6.20%, 11/15/2053	459,000	487,682

Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	477,000	466,692

Southwest Gas Corp., 5.45%, 03/23/2028	280,000	278,958

		1,838,267

Health Care Distributors–0.09%

Cardinal Health, Inc., 5.45%, 02/15/2034	1,094,000	1,072,740

Cencora, Inc., 5.13%, 02/15/2034	921,000	890,249

McKesson Corp., 5.10%, 07/15/2033	410,000	399,610

		2,362,599

Health Care Equipment–0.36%

Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)	953,000	933,639

Becton, Dickinson and Co., 4.69%, 02/13/2028	329,000	320,222

Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	664,000	625,827

Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	4,185,000	4,138,955

5.40%, 03/20/2034	3,771,000	3,636,242

		9,654,885

Health Care Facilities–0.03%

UPMC, 5.04%, 05/15/2033	566,000	546,233

5.38%, 05/15/2043	259,000	248,573

		794,806

Health Care Services–1.00%

CommonSpirit Health, 5.21%, 12/01/2031	13,055,000	12,646,986

5.32%, 12/01/2034	2,447,000	2,360,943

5.55%, 12/01/2054	786,000	750,604

CVS Health Corp., 5.00%, 01/30/2029	597,000	586,528

5.25%, 01/30/2031	200,000	196,258

5.30%, 06/01/2033	707,000	683,814

6.00%, 06/01/2063	348,000	333,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Core Bond Fund

	Principal Amount	Value

Health Care Services–(continued)

HCA, Inc., 5.90%, 06/01/2053	$912,000	$859,897

Icon Investments Six DAC, 5.81%, 05/08/2027	2,775,000	2,777,054

5.85%, 05/08/2029	2,040,000	2,042,999

6.00%, 05/08/2034	2,372,000	2,369,533

Piedmont Healthcare, Inc., 2.86%, 01/01/2052	443,000	274,890

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	665,000	382,016

Quest Diagnostics, Inc., 6.40%, 11/30/2033	798,000	836,129

		27,101,146

Health Care Supplies–0.57%

Solventum Corp., 5.45%, 02/25/2027(b)	2,118,000	2,100,422

5.40%, 03/01/2029(b)	4,069,000	3,992,912

5.60%, 03/23/2034(b)	5,055,000	4,877,195

5.90%, 04/30/2054(b)	256,000	239,177

6.00%, 05/15/2064(b)	4,528,000	4,194,993

		15,404,699

Home Improvement Retail–0.13%

Home Depot, Inc. (The), 4.90%, 04/15/2029	1,706,000	1,689,037

Lowe’s Cos., Inc., 5.00%, 04/15/2033	367,000	354,644

5.75%, 07/01/2053	211,000	205,244

5.80%, 09/15/2062	75,000	71,985

5.85%, 04/01/2063	1,228,000	1,190,137

		3,511,047

Hotels, Resorts & Cruise Lines–0.07%

Marriott International, Inc., 4.88%, 05/15/2029	783,000	760,515

5.30%, 05/15/2034	1,312,000	1,258,810

		2,019,325

Industrial Conglomerates–0.59%

Honeywell International, Inc., 4.88%, 09/01/2029	3,006,000	2,964,830

4.95%, 09/01/2031	3,728,000	3,676,596

5.00%, 02/15/2033	54,000	53,029

5.00%, 03/01/2035	2,602,000	2,527,055

5.25%, 03/01/2054	2,572,000	2,440,024

5.35%, 03/01/2064	4,505,000	4,275,730

		15,937,264

Industrial Machinery & Supplies & Components–0.09%

Ingersoll Rand, Inc., 5.40%, 08/14/2028	238,000	237,455

5.70%, 08/14/2033	784,000	779,082

Nordson Corp., 5.60%, 09/15/2028	367,000	367,183

5.80%, 09/15/2033	594,000	600,396

nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	573,000	565,819

		2,549,935

	Principal Amount	Value

Industrial REITs–0.03%

LXP Industrial Trust, 6.75%, 11/15/2028	$678,000	$696,299

Insurance Brokers–0.12%

Arthur J. Gallagher & Co., 6.75%, 02/15/2054	859,000	925,845

Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	1,106,000	1,103,284

5.45%, 03/15/2053	274,000	259,855

5.70%, 09/15/2053	990,000	977,576

		3,266,560

Integrated Oil & Gas–0.11%

BP Capital Markets America, Inc., 4.81%, 02/13/2033	301,000	287,890

4.89%, 09/11/2033	562,000	540,210

Occidental Petroleum Corp., 6.45%, 09/15/2036	1,574,000	1,625,457

4.63%, 06/15/2045	651,000	501,486

		2,955,043

Integrated Telecommunication Services–0.06%

AT&T, Inc., 2.55%, 12/01/2033	397,000	306,565

5.40%, 02/15/2034	770,000	752,606

Verizon Communications, Inc., 2.36%, 03/15/2032	662,000	528,454

		1,587,625

Interactive Media & Services–0.05%

Meta Platforms, Inc., 4.65%, 08/15/2062	368,000	306,442

5.75%, 05/15/2063	935,000	932,484

		1,238,926

Investment Banking & Brokerage–1.87%

Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	1,375,000	1,347,003

Charles Schwab Corp. (The), 5.64%, 05/19/2029(c)	812,000	813,494

5.85%, 05/19/2034(c)	812,000	808,907

Series K, 5.00%(c)(e)	421,000	394,475

Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	1,213,000	1,195,139

Goldman Sachs Group, Inc. (The), 5.70%, 11/01/2024	419,000	419,136

5.73%, 04/25/2030(c)	3,567,000	3,573,862

5.85%, 04/25/2035(c)	4,167,000	4,170,844

Series W, 7.50%(c)(e)	8,654,000	8,977,435

Series X, 7.50%(c)(e)	9,511,000	9,638,283

Morgan Stanley, 5.65%, 04/13/2028(c)	3,202,000	3,205,747

5.12%, 02/01/2029(c)	296,000	291,409

5.16%, 04/20/2029(c)	1,677,000	1,650,065

5.45%, 07/20/2029(c)	461,000	458,292

6.41%, 11/01/2029(c)	1,427,000	1,471,822

5.17%, 01/16/2030(c)	1,342,000	1,316,247

5.25%, 04/21/2034(c)	1,673,000	1,605,996

5.42%, 07/21/2034(c)	997,000	967,817

5.47%, 01/18/2035(c)	1,405,000	1,367,424

5.83%, 04/19/2035(c)	3,593,000	3,592,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Core Bond Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

5.95%, 01/19/2038(c)	$255,000	$247,949

5.94%, 02/07/2039(c)	3,217,000	3,096,737

		50,610,978

Leisure Products–0.12%
Brunswick Corp., 5.85%, 03/18/2029	1,119,000	1,107,567

Polaris, Inc., 6.95%, 03/15/2029	1,980,000	2,064,614

		3,172,181

Life & Health Insurance–3.38%

AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	2,299,000	2,197,576

Athene Global Funding, 5.52%, 03/25/2027(b)	4,073,000	4,040,798

Athene Holding Ltd., 6.25%, 04/01/2054	2,179,000	2,119,696

Corebridge Global Funding, 6.65% (SOFR + 1.30%), 09/25/2026(b)(d)	6,263,000	6,301,099

5.90%, 09/19/2028(b)	1,028,000	1,034,302

5.20%, 01/12/2029(b)	2,395,000	2,352,028

Delaware Life Global Funding, Series 22-1, 3.31%, 03/10/2025(b)	3,826,000	3,684,514

Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	9,705,529

F&G Annuities & Life, Inc., 7.40%, 01/13/2028	502,000	516,170

GA Global Funding Trust, 5.50%, 01/08/2029(b)	2,245,000	2,209,794

MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(f)	9,203,000	7,914,580

MassMutual Global Funding II, 5.10%, 04/09/2027(b)	10,306,000	10,243,121

MetLife, Inc., 5.25%, 01/15/2054	812,000	756,165

New York Life Global Funding, 4.55%, 01/28/2033(b)	737,000	689,528

Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)	4,645,000	4,519,452

Northwestern Mutual Global Funding, 5.07%, 03/25/2027(b)	4,498,000	4,467,808

4.35%, 09/15/2027(b)	582,000	563,440

4.71%, 01/10/2029(b)	6,345,000	6,177,781

Pacific Life Global Funding II, 6.41% (SOFR + 1.05%), 07/28/2026(b)(d)	5,215,000	5,252,424

4.90%, 01/11/2029(b)	6,345,000	6,210,492

Principal Life Global Funding II, 5.00%, 01/16/2027(b)	1,632,000	1,615,495

5.10%, 01/25/2029(b)	6,908,000	6,757,453

Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(e)	2,430,000	2,333,237

		91,662,482

Managed Health Care–0.15%

Humana, Inc., 5.75%, 12/01/2028	749,000	752,067

	Principal Amount	Value

Managed Health Care–(continued)

UnitedHealth Group, Inc., 5.00%, 10/15/2024	$546,000	$545,478
5.15%, 10/15/2025	368,000	367,211
5.25%, 02/15/2028	371,000	372,130
5.30%, 02/15/2030	589,000	589,373
5.35%, 02/15/2033	507,000	505,684
4.50%, 04/15/2033	196,000	183,803
5.05%, 04/15/2053	383,000	348,687
5.20%, 04/15/2063	328,000	299,013

		3,963,446

Marine Transportation–0.03%

A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	776,000	774,288

Movies & Entertainment–0.02%

Warnermedia Holdings, Inc., 5.05%, 03/15/2042	366,000	293,146
5.14%, 03/15/2052	294,000	225,324

		518,470

Multi-Family Residential REITs–0.11%

AvalonBay Communities, Inc., 5.30%, 12/07/2033	1,626,000	1,587,031

Essex Portfolio L.P., 5.50%, 04/01/2034	1,560,000	1,510,200

		3,097,231

Multi-line Insurance–0.04%

Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	1,030,000	998,385

Multi-Utilities–0.92%

Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(g)	1,725,000	1,707,393

Ameren Illinois Co., 4.95%, 06/01/2033	468,000	448,097

Black Hills Corp., 6.15%, 05/15/2034	1,354,000	1,353,135

Dominion Energy, Inc., 5.38%, 11/15/2032	806,000	784,469

DTE Energy Co., 5.85%, 06/01/2034	1,302,000	1,296,106

Engie (France), 5.25%, 04/10/2029(b)	1,792,000	1,768,132

5.63%, 04/10/2034(b)	1,704,000	1,678,028

5.88%, 04/10/2054(b)	1,694,000	1,614,973

NiSource, Inc., 5.25%, 03/30/2028	206,000	203,805
5.40%, 06/30/2033	172,000	167,465

5.35%, 04/01/2034	4,889,000	4,681,280

Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	1,907,000	1,925,971
6.13%, 10/15/2033	1,115,000	1,135,594

Sempra, 6.88%, 10/01/2054(c)	4,879,000	4,829,795

WEC Energy Group, Inc., 5.00%, 09/27/2025	639,000	633,050
5.15%, 10/01/2027	365,000	361,248
4.75%, 01/15/2028	308,000	302,080

		24,890,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Core Bond Fund

	Principal Amount	Value

Office REITs–0.50%
Alexandria Real Estate Equities, Inc., 5.25%, 05/15/2036	$819,000	$770,639
5.63%, 05/15/2054	3,611,000	3,321,053
Office Properties Income Trust, 4.50%, 02/01/2025	1,404,000	1,108,701
2.65%, 06/15/2026	297,000	169,478
2.40%, 02/01/2027	1,137,000	554,011
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	7,212,000	7,614,324

		13,538,206

Oil & Gas Drilling–0.02%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	462,000	481,208

Oil & Gas Equipment & Services–0.03%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	775,000	742,604

Oil & Gas Exploration & Production–0.41%
ConocoPhillips Co., 5.55%, 03/15/2054	692,000	669,073
5.70%, 09/15/2063	453,000	445,089
Diamondback Energy, Inc., 5.20%, 04/18/2027	2,510,000	2,492,276
5.15%, 01/30/2030	2,388,000	2,342,955
5.40%, 04/18/2034	1,823,000	1,772,193
5.75%, 04/18/2054	1,667,000	1,592,519
5.90%, 04/18/2064	1,444,000	1,374,654
Pioneer Natural Resources Co., 5.10%, 03/29/2026	343,000	340,607

		11,029,366

Oil & Gas Refining & Marketing–0.02%
Phillips 66 Co., 5.30%, 06/30/2033	696,000	675,775

Oil & Gas Storage & Transportation–0.77%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	660,000	658,677
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	474,000	475,746
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	638,000	630,917
Series NC5, 8.25%, 01/15/2084(c)	1,666,000	1,709,319
Energy Transfer L.P., 6.05%, 12/01/2026	2,909,000	2,945,383
6.40%, 12/01/2030	366,000	377,216
5.75%, 02/15/2033	275,000	272,996
6.55%, 12/01/2033	443,000	461,856
5.55%, 05/15/2034	1,325,000	1,290,318
5.95%, 05/15/2054	1,211,000	1,142,136

Kinder Morgan, Inc., 4.80%, 02/01/2033	261,000	242,074
5.20%, 06/01/2033	664,000	632,961
5.45%, 08/01/2052	482,000	434,952

MPLX L.P., 5.00%, 03/01/2033	396,000	372,590
4.95%, 03/14/2052	336,000	281,024

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

ONEOK, Inc., 5.55%, 11/01/2026	$363,000	$362,695
5.65%, 11/01/2028	416,000	417,446
5.80%, 11/01/2030	1,061,000	1,065,409
6.10%, 11/15/2032	205,000	208,329
6.05%, 09/01/2033	1,027,000	1,038,800
6.63%, 09/01/2053	1,460,000	1,523,794

Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	504,000	505,230

Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	499,000	501,616

Targa Resources Corp., 5.20%, 07/01/2027	294,000	290,800

TransCanada PipeLines Ltd. (Canada), 6.20%, 03/09/2026	38,000	38,004

Western Midstream Operating L.P., 6.15%, 04/01/2033	638,000	637,334

Williams Cos., Inc. (The), 5.30%, 08/15/2028	1,744,000	1,728,456
5.65%, 03/15/2033	660,000	654,950

		20,901,028

Other Specialty Retail–0.01%
Tractor Supply Co., 5.25%, 05/15/2033	278,000	271,851

Packaged Foods & Meats–0.30%

Campbell Soup Co., 5.30%, 03/20/2026	956,000	952,233
5.20%, 03/19/2027	1,407,000	1,398,360
5.20%, 03/21/2029	1,520,000	1,498,953
5.40%, 03/21/2034	1,993,000	1,945,016

J.M. Smucker Co. (The), 6.20%, 11/15/2033	634,000	655,211

Mars, Inc., 4.55%, 04/20/2028(b)	1,047,000	1,019,693
4.65%, 04/20/2031(b)	543,000	523,040

McCormick & Co., Inc., 4.95%, 04/15/2033	233,000	222,827

		8,215,333

Paper & Plastic Packaging Products & Materials–0.20%

Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.20%, 01/15/2030(b)	1,921,000	1,876,333
5.44%, 04/03/2034(b)	1,861,000	1,804,134
5.78%, 04/03/2054(b)	1,735,000	1,664,243

		5,344,710

Passenger Airlines–0.09%

American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	1,007,725	912,359
Series 2021-1, Class A, 2.88%, 07/11/2034	325,526	272,681
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	258,995	255,474
4.75%, 10/20/2028(b)	820,654	794,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Core Bond Fund

	Principal Amount	Value
Passenger Airlines–(continued)

United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	$224,791	$224,433
Series 2019-2, Class AA, 2.70%, 05/01/2032	4,167	3,562

		2,463,189

Personal Care Products–0.08%

Kenvue, Inc., 5.05%, 03/22/2028	387,000	385,674
5.00%, 03/22/2030	675,000	667,140
4.90%, 03/22/2033	763,000	738,991
5.20%, 03/22/2063	343,000	317,803

		2,109,608

Pharmaceuticals–1.53%

AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027	5,870,000	5,802,334
4.85%, 02/26/2029	1,558,000	1,534,609
4.90%, 02/26/2031	2,075,000	2,034,239

Bayer US Finance LLC (Germany), 6.25%, 01/21/2029(b)	1,095,000	1,100,566
6.38%, 11/21/2030(b)	1,760,000	1,765,195
6.50%, 11/21/2033(b)	1,395,000	1,390,885
Bristol-Myers Squibb Co., 4.95%, 02/20/2026	2,586,000	2,569,102
4.90%, 02/22/2027	804,000	797,430
4.90%, 02/22/2029	866,000	853,268
5.75%, 02/01/2031	1,512,000	1,546,099
5.90%, 11/15/2033	937,000	966,196
6.25%, 11/15/2053	613,000	649,893
6.40%, 11/15/2063	850,000	906,259

Eli Lilly and Co., 4.50%, 02/09/2027	7,154,000	7,050,707
4.70%, 02/27/2033	559,000	537,553
4.70%, 02/09/2034	5,134,000	4,917,485
4.88%, 02/27/2053	538,000	492,645
5.00%, 02/09/2054	1,500,000	1,395,960
4.95%, 02/27/2063	301,000	272,464
5.10%, 02/09/2064	1,973,000	1,833,216

Merck & Co., Inc., 4.90%, 05/17/2044	1,503,000	1,381,051
5.00%, 05/17/2053	392,000	360,135
5.15%, 05/17/2063	497,000	460,187

Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	817,000	778,701

		41,396,179

Precious Metals & Minerals–0.04%

Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	1,168,000	1,157,555

Property & Casualty Insurance–0.10%

Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054(b)	2,369,000	2,343,551

Travelers Cos., Inc. (The), 5.45%, 05/25/2053	367,000	359,448

		2,702,999

	Principal Amount	Value
Rail Transportation–0.14%

Norfolk Southern Corp., 5.05%, 08/01/2030	$837,000	$822,927
5.55%, 03/15/2034	869,000	872,301
5.35%, 08/01/2054	147,000	137,232
5.95%, 03/15/2064	1,103,000	1,106,219

Union Pacific Corp., 4.50%, 01/20/2033	460,000	434,992
5.15%, 01/20/2063	534,000	484,816

		3,858,487

Regional Banks–0.21%

Citizens Financial Group, Inc., 2.64%, 09/30/2032	436,000	324,812
M&T Bank Corp., 5.05%, 01/27/2034(c)	437,000	393,614
Truist Financial Corp., 6.05%, 06/08/2027(c)	946,000	951,204
4.87%, 01/26/2029(c)	459,000	445,272
7.16%, 10/30/2029(c)	860,000	900,757
5.44%, 01/24/2030(c)	936,000	917,164
4.92%, 07/28/2033(c)	570,000	513,509
6.12%, 10/28/2033(c)	320,000	319,723
5.87%, 06/08/2034(c)	823,000	807,876

		5,573,931

Reinsurance–0.38%

Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)	5,301,000	5,147,198

Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(c)	5,200,000	5,049,210

		10,196,408

Renewable Electricity–0.04%

DTE Electric Co., 5.20%, 03/01/2034	1,228,000	1,194,157

Restaurants–0.19%

McDonald’s Corp., 4.80%, 08/14/2028	2,398,000	2,359,715
4.95%, 08/14/2033	1,861,000	1,800,247
5.15%, 09/09/2052	383,000	349,598
5.45%, 08/14/2053	620,000	591,288

		5,100,848

Retail REITs–0.08%

Kite Realty Group L.P., 5.50%, 03/01/2034	513,000	489,551
NNN REIT, Inc., 5.60%, 10/15/2033	461,000	452,507
Realty Income Corp., 5.63%, 10/13/2032	226,000	224,995
Regency Centers L.P., 5.25%, 01/15/2034	1,038,000	992,877

		2,159,930

Self-Storage REITs–1.08%

Extra Space Storage L.P., 5.70%, 04/01/2028	278,000	278,000

5.40%, 02/01/2034	1,954,000	1,871,956

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Core Bond Fund

	Principal Amount	Value
Self-Storage REITs–(continued)

Prologis L.P., 4.88%, 06/15/2028	$652,000	$641,962
4.63%, 01/15/2033	468,000	439,196
4.75%, 06/15/2033	1,031,000	974,217
5.13%, 01/15/2034	587,000	566,590
5.00%, 03/15/2034	4,295,000	4,112,720
5.25%, 06/15/2053	1,346,000	1,237,470
5.25%, 03/15/2054	1,190,000	1,087,585

Public Storage Operating Co., 6.05% (SOFR + 0.70%), 04/16/2027(d)	13,869,000	13,922,749
5.13%, 01/15/2029	194,000	192,865
5.10%, 08/01/2033	1,073,000	1,040,124
5.35%, 08/01/2053	3,239,000	3,041,976

		29,407,410

Semiconductors–0.10%

Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	1,597,000	1,549,441

Micron Technology, Inc., 5.30%, 01/15/2031	1,223,000	1,200,445

		2,749,886

Sovereign Debt–0.38%

Saudi Government International Bond (Saudi Arabia), 4.75%, 01/16/2030(b)	3,391,000	3,285,879

5.00%, 01/16/2034(b)	3,289,000	3,170,853

5.75%, 01/16/2054(b)	4,206,000	3,943,125

		10,399,857

Specialized Consumer Services–0.03%

Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,002,000	960,066

Specialized Finance–0.03%

Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)	802,000	789,640

Systems Software–0.06%

Oracle Corp., 6.25%, 11/09/2032	412,000	427,511
4.90%, 02/06/2033	664,000	628,837
6.90%, 11/09/2052	453,000	492,134

		1,548,482

Technology Hardware, Storage & Peripherals–0.01%

Leidos, Inc., 5.75%, 03/15/2033	413,000	410,562

Tobacco–0.69%

B.A.T Capital Corp. (United Kingdom), 5.83%, 02/20/2031	977,000	977,035
6.00%, 02/20/2034	535,000	532,018
7.08%, 08/02/2043	453,000	469,657
7.08%, 08/02/2053	365,000	382,319

	Principal Amount	Value
Tobacco–(continued)

Philip Morris International, Inc., 4.75%, 02/12/2027	$ 5,062,000	$4,988,344
5.13%, 11/17/2027	426,000	422,164
4.88%, 02/15/2028	1,753,000	1,723,700
5.25%, 09/07/2028	1,405,000	1,398,842
4.88%, 02/13/2029	3,861,000	3,770,584
5.13%, 02/13/2031	1,046,000	1,016,818
5.38%, 02/15/2033	1,799,000	1,764,089
5.63%, 09/07/2033	1,168,000	1,161,910

		18,607,480

Trading Companies & Distributors–0.16%

Avolon Holdings Funding Ltd.(Ireland), 6.38%, 05/04/2028(b)	849,000	855,644
5.75%, 03/01/2029(b)	3,592,000	3,535,362

		4,391,006

Transaction & Payment Processing Services–0.29%

Fiserv, Inc., 5.38%, 08/21/2028	1,865,000	1,853,578
5.63%, 08/21/2033	1,149,000	1,140,862
5.45%, 03/15/2034	4,107,000	4,015,797

Mastercard, Inc., 4.85%, 03/09/2033	977,000	956,729

		7,966,966

Wireless Telecommunication Services–0.09%

T-Mobile USA, Inc., 5.75%, 01/15/2034	1,333,000	1,343,117
5.65%, 01/15/2053	682,000	654,475
6.00%, 06/15/2054	426,000	429,025

		2,426,617

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,228,384,555)		1,211,367,457

U.S. Government Sponsored Agency Mortgage-Backed Securities–26.99%
Collateralized Mortgage Obligations–0.24%

Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2029 to 02/25/2033(h)(i)	876,718	119,534
7.50%, 11/25/2029(h)	5,274	701
7.00%, 04/25/2032(h)	531,666	91,231
6.00%, 06/25/2033 to 03/25/2036(h)(i)	582,521	87,333
5.50%, 09/25/2033 to 06/25/2035(h)(i)	1,024,296	152,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Core Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)

Fannie Mae REMICs, 4.50%, 08/25/2025	$637	$632
5.50%, 12/25/2025 to 07/25/2046(h)	1,753,711	995,691
7.00%, 07/25/2026 to 04/25/2033(h)	392,282	48,301
6.50%, 10/25/2028 to 10/25/2031	83,957	84,002
6.00%, 11/25/2028	45,379	45,131
7.50%, 12/25/2029	238,988	241,877
6.44% (30 Day Average SOFR + 1.11%), 07/25/2032(d)	42,376	42,787
5.84% (30 Day Average SOFR + 0.51%), 03/25/2033(d)	11,384	11,267
5.69% (30 Day Average SOFR + 0.36%), 08/25/2035(d)	31,065	30,709
4.24% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	98,032	102,841
6.38% (30 Day Average SOFR + 1.05%), 06/25/2037(d)	61,899	62,450
5.00%, 04/25/2040	39,238	38,801
4.00%, 03/25/2041 to 08/25/2047(h)	966,446	168,675
IO, 2.71% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(d)(h)	25,350	946
3.00%, 11/25/2027(h)	564,310	16,986
1.66% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(d)(h)	8,489	382
4.37% (9.80% - (30 Day Average SOFR + 0.11%)), 03/17/2031(d)(h)	9	0
2.31% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(d)(h)	40,524	3,066
2.41% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(d)(h)	35,264	2,515
2.46% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(d)(h)	85,344	6,503
1.81% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(d)(h)	63,333	4,771
2.51% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(d)(h)	95,089	6,014
2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(d)(h)	10,150	513
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(h)	103,605	2,128
1.56% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(d)(h)	274,610	18,347

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
2.56% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(d)(h)	$203,474	$18,753
2.56% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(h)	126,640	9,324
2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(h)	36,721	2,554
2.76% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(d)(h)	196,263	16,687
2.81% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(d)(h)	131,730	15,936
2.11% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(d)(h)	148,257	13,300
1.26% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(d)(h)	304,069	19,217
1.31% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(d)(h)	53,779	3,002
1.16% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(d)(h)	193,515	8,808
3.50%, 08/25/2035(h)	3,112,683	349,961
0.66% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(d)(h)	161,130	9,789
1.14% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(d)(h)	9,887	752
0.61% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(d)(h)	70,816	1,413
1.11% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(d)(h)	285,707	15,986
0.71% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(d)(h)	754,216	64,212
0.46% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(d)(h)	5,294,570	355,131

Freddie Mac Multifamily Structured Pass-Through Ctfs., Series KC03, Class X1, IO, 0.63%, 11/25/2024(i)	37,492,320	88,459
Series K734, Class X1, IO, 0.78%, 02/25/2026(i)	31,769,131	257,143
Series K735, Class X1, IO, 1.09%, 05/25/2026(i)	33,130,545	492,572
Series K093, Class X1, IO, 1.08%, 05/25/2029(i)	26,689,039	1,004,167

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Core Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)

Freddie Mac REMICs, IO, 2.21% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(d)(h)	$89,211	$3,383
3.00%, 06/15/2027 to 05/15/2040(h)	1,920,087	60,839
2.50%, 05/15/2028(h)	466,684	14,786
2.26% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(d)(h)	9,064	201
2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(d)(h)	4,574	235
2.31% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(d)(h)	76,161	5,404
1.61% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(d)(h)	175,810	8,374
1.26% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(d)(h)	179,925	7,158
1.31% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(d)(h)	123,842	5,056
1.28% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(d)(h)	637,632	31,646
1.21% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(d)(h)	328,040	26,010
1.56% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(d)(h)	65,052	4,889
0.56% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(d)(h)	37,820	2,302
0.63% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(d)(h)	921,928	55,701
0.81% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(d)(h)	226,562	12,220
0.66% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(d)(h)	824,862	51,650
4.00%, 03/15/2045(h)	179,823	4,396
6.50%, 02/15/2028 to 06/15/2032	422,351	424,529
6.00%, 04/15/2029	26,269	26,153
6.34% (30 Day Average SOFR + 1.01%), 07/15/2031(d)	30,139	30,283
7.00%, 03/15/2032	117,791	120,262
3.50%, 05/15/2032	98,321	93,777
6.44% (30 Day Average SOFR + 1.11%), 06/15/2032(d)	141,829	143,235
4.79% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(d)	27,976	31,271
5.84% (30 Day Average SOFR + 0.51%), 09/15/2035(d)	69,740	69,029

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)

Freddie Mac STRIPS, IO, 7.00%, 04/01/2027(h)	$36,027	$2,367
3.00%, 12/15/2027(h)	725,910	29,100
3.27%, 12/15/2027(i)	199,305	7,127
6.50%, 02/01/2028(h)	4,317	342
7.50%, 12/15/2029(h)	14,739	1,836
6.00%, 12/15/2032(h)	46,760	5,247
PO, 0.00%, 06/01/2026(j)	2,852	2,726

		6,415,623

Federal Home Loan Mortgage Corp. (FHLMC)–2.25%
6.00%, 07/01/2024 to 08/01/2053	25,968,904	25,880,985
9.00%, 01/01/2025 to 05/01/2025	168	169
6.50%, 07/01/2028 to 04/01/2034	51,355	52,637
7.00%, 10/01/2031 to 10/01/2037	488,056	501,715
5.50%, 09/01/2039 to 08/01/2053	35,581,136	34,690,927

		61,126,433

Federal National Mortgage Association (FNMA)–1.53%

6.50%, 12/01/2029 to 11/01/2031	309,404	311,913
7.50%, 01/01/2033 to 08/01/2033	334,335	338,441
7.00%, 04/01/2033 to 04/01/2034	194,970	199,120
5.50%, 02/01/2035 to 09/01/2053	33,801,168	32,931,204
4.00%, 05/01/2052	8,638,490	7,818,739

		41,599,417

Government National Mortgage Association (GNMA)–4.61%

ARM, 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(d)	508	503

IO, 1.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(d)(h)	449,685	24,248

1.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(d)(h)	1,237,768	55,943

4.50%, 09/16/2047(h)	2,291,005	346,336

0.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(d)(h)	1,964,570	195,668

TBA, 2.50%, 05/01/2054(k)	69,445,000	56,939,563

4.50%, 05/01/2054(k)	39,787,000	37,057,461

5.50%, 05/01/2054(k)	30,947,000	30,342,902

		124,962,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Core Bond Fund

	Principal Amount	Value
Uniform Mortgage-Backed Securities–18.36%

TBA, 2.50%, 05/01/2054(k)	$88,454,220	$69,992,969
3.00%, 05/01/2054(k)	84,739,844	69,980,082
3.50%, 05/01/2054(k)	51,800,725	44,651,966
4.00%, 05/01/2054(k)	50,728,969	45,376,105
4.50%, 05/01/2054(k)	63,046,916	58,102,178
5.00%, 05/01/2054(k)	117,098,277	110,969,810
5.50%, 05/01/2054(k)	101,537,731	98,563,407
		497,636,517
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $753,486,904)		731,740,614

U.S. Treasury Securities–18.12%

U.S. Treasury Bonds–7.26%

4.50%, 02/15/2044	39,730,500	37,731,559
4.75%, 11/15/2053	159,831,100	159,056,918
		196,788,477

U.S. Treasury Notes–10.86%

4.88%, 04/30/2026	105,171,800	104,861,625
4.50%, 04/15/2027	14,722,300	14,573,927
4.63%, 04/30/2029	89,490,200	89,154,612
4.63%, 04/30/2031	7,175,000	7,141,928
4.00%, 02/15/2034	83,093,600	78,692,236
		294,424,328
Total U.S. Treasury Securities (Cost $502,387,196)		491,212,805

Asset-Backed Securities–16.39%

AGL CLO 29 Ltd., Series 2024- 29A, Class A1, 6.90% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(d)	9,655,000	9,682,517

Alternative Loan Trust, Series 2005-21CB, Class A7, 5.50%, 06/25/2035	495,193	368,494
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	233,351	127,486

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	3,980,827

Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(l)	401,773	379,345
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(l)	1,308,734	1,198,193
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(l)	861,849	715,474
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(l)	2,268,734	1,874,110
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(g)	4,115,469	3,624,777
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(g)	1,608,188	1,608,207
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(g)	5,581,183	5,536,105

Apidos CLO XXV, Series 2016-25A, Class A1R2, 6.47% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(d)	5,474,020	5,474,184

	Principal Amount	Value

Avis Budget Rental Car Funding (AESOP) LLC, Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$6,614,000	$6,271,173
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,439,352
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,195,755

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR2, 6.77% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(d)	7,338,000	7,339,937
Series 2021-1A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(d)	2,317,000	2,318,117
Series 2022-1A, Class A1, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(d)	2,354,000	2,356,813

Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037	155,983	125,005
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(l)	58,798	50,652

Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	183,085	145,350

Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(i)	22,910,802	766,946

Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(l)	3,439,903	2,779,925
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(l)	3,440,703	2,662,757
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(l)	3,153,938	2,698,534
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(l)	3,584,097	2,896,453
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(l)	4,372,754	3,384,070

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	125,754	116,628
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	309,944	286,767

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(i)	24,193,262	362,623

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(l)	622,883	580,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Core Bond Fund

	Principal Amount	Value

BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 6.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(d)	$2,093,857	$2,079,065
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(d)	4,080,000	4,041,993
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(d)	3,595,000	3,557,601

BX Trust, Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	1,625,000	1,598,837
Series 2022-LBA6, Class A, 6.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(d)	3,670,000	3,647,637
Series 2022-LBA6, Class B, 6.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	2,265,000	2,244,690
Series 2022-LBA6, Class C, 6.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	1,215,000	1,202,836

Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class A1RR, 6.54% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(d)	4,908,000	4,914,135

Carlyle US CLO Ltd., Series 2021-1A, Class A1, 6.73% (3 mo. Term SOFR + 1.40%), 04/15/2034(b)(d)	3,938,000	3,946,337

CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,054,919

Series 2024-1, Class A3, 4.92%, 10/16/2028	5,840,000	5,772,707
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.01%, 11/13/2050(i)	9,905,786	204,306
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.57% (3 mo. Term SOFR + 1.24%), 04/20/2031(b)(d)	3,045,378	3,049,654
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(l)	63,858	57,889
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.84%, 01/25/2036(l)	339,240	303,526
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.46%), 10/17/2031(b)(d)	1,414,181	1,415,579
Series 2016-1A, Class ARR, 6.66% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(d)	1,538,000	1,541,264

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(i)	23,800,518	639,739

	Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	$519,292	$487,413
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(l)	3,473,709	2,688,300

COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(l)	1,594,515	1,350,579
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(l)	2,445,715	2,098,935
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(g)	2,376,082	2,125,494
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(l)	3,325,291	3,090,514

COMM Mortgage Trust, Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	59,997	59,727
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	5,523,231

Credit Suisse Mortgage Capital Trust, Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(l)	531,167	446,386
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(l)	772,082	663,123
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(l)	3,068,928	2,835,286
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(l)	1,890,000	1,596,439
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(l)	3,347,566	3,213,850

Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(g)	4,084,264	4,053,033

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	8,752,519

CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	572,950	266,396

DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	3,230,000	3,193,972

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.67% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(d)	1,078,634	1,076,769

Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(l)	137,204	132,904
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(l)	261,134	217,020
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(l)	2,341,467	1,961,136
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(g)	3,191,464	3,086,468

Empower CLO Ltd., Series 2024- 1A, Class A1, 6.91% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(d)	3,895,000	3,900,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Core Bond Fund

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	$1,943,000	$1,942,309
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	970,000	971,759
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,133,000	1,135,097
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(d)	1,581,662	1,580,447
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(d)	347,866	149,057
Flagstar Mortgage Trust, Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(l)	5,337,029	4,554,664
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(l)	1,140,185	976,282
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	9,250,000	9,189,170
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.85%, 01/25/2048(b)(l)	1,175,000	1,153,098
Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(l)	1,040,000	988,725
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	4,952,710	4,957,705
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.66% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(d)	2,190,000	2,193,381
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(d)	4,915,584	4,921,738
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,141,398

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(l)	2,839,248	2,428,599

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.56%, 07/25/2035(l)	42,762	38,504

Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,189,983

Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	636,673

Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	432,000	423,310

HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	1,470,000	1,474,212

IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(f)	5,493,000	5,589,127

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	$470,812	$436,184
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(l)	177,107	172,271
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(l)	3,990,758	3,198,656
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(l)	5,192,309	5,153,932
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	5,686,826
Series 2015-C27, Class XA, IO, 1.27%, 02/15/2048(i)	30,425,114	125,443
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,285,517
KKR CLO 27 Ltd., Series 27A, Class AR, 6.61% (3 mo. Term SOFR + 1.28%), 10/15/2032(b)(d)	3,083,000	3,086,360
KKR CLO 30 Ltd., Series 30A, Class A1R, 6.60% (3 mo. Term SOFR + 1.28%), 10/17/2031(b)(d)	3,507,599	3,509,272
KKR Financial CLO Ltd., Series 2013-1A, Class A1R2, 6.42% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(d)	5,535,000	5,535,000
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(l)	5,509	5
Life Mortgage Trust, Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(d)	2,255,916	2,227,816
Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(d)	3,671,393	3,619,217
Series 2021-BMR, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(d)	1,543,263	1,521,000
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.74% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(d)	10,748,822	10,774,093
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 6.51% (3 mo. Term SOFR + 1.18%), 10/18/2030(b)(d)	8,548,079	8,550,815
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.62% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(d)	3,717,000	3,720,275
Med Trust, Series 2021-MDLN, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(d)	2,647,295	2,637,628
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(l)	2,220,633	1,896,505
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(l)	2,150,395	1,833,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Core Bond Fund

	Principal Amount	Value
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(l)	$2,774,862	$2,349,364
MHP Commercial Mortgage Trust, Series 2021-STOR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(d)	1,945,000	1,928,010

Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(d)	1,460,000	1,445,609

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	4,904,585

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(i)	10,533,553	271,209
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.61% (3 mo. Term SOFR + 1.28%), 04/19/2030(b)(d)	4,124,472	4,126,666
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(d)	3,402,000	3,408,651
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(l)	2,257,408	2,015,322

OBX Trust, Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(l)	2,942,793	2,516,062
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(b)(l)	3,507,008	3,158,745
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(g)	2,180,117	2,002,022

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(g)	2,305,000	1,960,224
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)(g)	4,478,691	4,442,946
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(l)	2,469,178	2,117,094
OCP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1R2, 6.47% (3 mo. Term SOFR + 1.15%), 10/17/2030(b)(d)	8,836,000	8,840,153
Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(d)	2,811,870	2,814,761
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(d)	6,012,613	6,025,528
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.85% (3 mo. Term SOFR + 1.52%), 01/20/2033(b)(d)	5,076,061	5,095,294
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(l)	3,434,489	2,804,371
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(g)	5,357,221	5,412,982

	Principal Amount	Value
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	$2,350,851	$2,049,832
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,187,902	3,070,239
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	5,742,607	5,892,402
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.62% (3 mo. Term SOFR + 1.30%), 02/20/2030(b)(d)	2,869,955	2,871,353
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	42,185	31,933
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	228,077	173,578
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(l)	303,565	289,690
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	1,886,151	1,774,155
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(l)	4,017,369	3,605,895
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(l)	1,694,693	1,500,326
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,811,950	1,544,736
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,772,983	1,396,859
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(l)	1,511,546	1,315,624
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(l)	110,058	102,775
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(l)	4,183,728	3,523,217
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(l)	3,086,180	2,623,366
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.88% (3 mo. Term SOFR + 1.55%), 04/18/2033(b)(d)	3,000,000	3,000,789
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	3,198,840	2,831,359
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(d)	4,685,000	4,694,614
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,864,207	3,360,700
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(i)	15,386,435	373,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Core Bond Fund

	Principal Amount	Value
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(g)	$613,793	$583,917
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(g)	776,682	740,037
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(l)	8,470	8,447
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(l)	690,164	600,152
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(l)	3,312,880	2,846,304
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(l)	921,376	831,718
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(g)	2,316,574	2,062,520
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(g)	2,666,428	2,469,400
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(g)	1,177,768	1,160,302
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(g)	1,606,646	1,605,843
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	618,537	572,289
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 5.83%, 10/25/2033(l)	157,928	147,961
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(l)	260,295	228,858
Series 2005-AR16, Class 1A1, 4.86%, 12/25/2035(l)	250,873	223,144
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(i)	17,540,269	443,265
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	7,253,000	7,194,983
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	503,796	482,951
Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,587,774	1,529,820
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,069,414
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,693,987	4,944,929
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,920,000	3,924,285

Total Asset-Backed Securities (Cost $473,780,530)		444,382,226

	Principal Amount	Value
Agency Credit Risk Transfer Notes–0.35%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(d)	$2,981,150	$3,024,167
Series 2022-R04, Class 1M1, 7.33% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(d)	1,496,865	1,516,563
Series 2023-R02, Class 1M1, 7.63% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)	1,170,010	1,199,104
Freddie Mac, Series 2022-DNA3, Class M1A, STACR®, 7.33% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(d)	2,086,118	2,109,045
Series 2022-DNA6, Class M1, STACR®, 7.48% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(d)	648,749	657,596
Series 2023-DNA1, Class M1, STACR®, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)	972,830	990,399

Total Agency Credit Risk Transfer Notes (Cost $9,355,722)		9,496,874

	Shares
Preferred Stocks–0.21%
Diversified Financial Services–0.21%

Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,384,375)(c)	215,375	5,690,207

	Principal Amount
Municipal Obligations–0.21%

California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB, 4.19%, 06/01/2037	$1,370,000	1,223,346

Series 2022, RB, 4.35%, 06/01/2041	995,000	871,256

Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	3,592,372

Total Municipal Obligations (Cost $7,330,000)		5,686,974

	Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%

Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(f)(m)	28	0

Money Market Funds–15.55%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(n)(o)	148,247,233	148,247,233

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(n)(o)	103,768,469	103,799,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Core Bond Fund

	Shares	Value
Money Market Funds–(continued)

Invesco Treasury Portfolio, Institutional Class, 5.22%(n)(o)	169,425,409	$169,425,409

Total Money Market Funds (Cost $421,472,457)		421,472,242

TOTAL INVESTMENTS IN SECURITIES–122.51% (Cost $3,401,581,739)		3,321,049,399

OTHER ASSETS LESS LIABILITIES–(22.51)%		(610,234,454)

NET ASSETS–100.00%		$2,710,814,945

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Wts.	– Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $739,814,918, which represented 27.29% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(j)	Zero coupon bond issued at a discount.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1K.
(l)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(m)	Non-income producing security.
(n)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,743,663	$340,052,093	$(318,548,523)	$ -	$-	$148,247,233	$2,977,424
Invesco Liquid Assets Portfolio, Institutional Class	88,438,077	242,894,352	(227,534,660)	(22,690)	24,521	103,799,600	2,118,072
Invesco Treasury Portfolio, Institutional Class	144,849,901	388,630,964	(364,055,456)	-	-	169,425,409	3,370,336
Total	$360,031,641	$971,577,409	$(910,138,639)	$(22,690)	$24,521	$421,472,242	$8,465,832

(o)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Core Bond Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	131	June-2024	$26,547,969	$(260,917)	$(260,917)
U.S. Treasury 5 Year Notes	402	June-2024	42,106,360	(174,845)	(174,845)
U.S. Treasury 10 Year Notes	963	June-2024	103,462,312	(2,392,874)	(2,392,874)
U.S. Treasury Long Bonds	265	June-2024	30,160,312	(1,222,078)	(1,222,078)
U.S. Treasury Ultra Bonds	70	June-2024	8,369,375	(495,099)	(495,099)
Subtotal–Long Futures Contracts				(4,545,813)	(4,545,813)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	856	June-2024	(94,347,250)	3,072,006	3,072,006
Total Futures Contracts				$(1,473,807)	$(1,473,807)

(a)	Futures contracts collateralized by $2,917,096 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2024

U.S. Dollar Denominated Bonds & Notes	44.69%

U.S. Government Sponsored Agency Mortgage-Backed Securities	26.99

U.S. Treasury Securities	18.12

Asset-Backed Securities	16.39

Security Types Each Less Than 1% of Portfolio	0.77

Money Market Funds Plus Other Assets Less Liabilities	(6.96)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Core Bond Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 2,980,109,282)	$2,899,577,157

Investments in affiliated money market funds, at value (Cost $ 421,472,457)	421,472,242

Other investments:
Variation margin receivable – futures contracts	3,913,153

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	2,917,096

Cash collateral – TBA commitments	17,258,341

Cash	2,046,579

Receivable for:
Investments sold	37,414,174

TBA sales commitment	106,943,647

Fund shares sold	2,922,962

Dividends	1,909,209

Interest	20,453,654

Investment for trustee deferred compensation and retirement plans	132,546

Other assets	64,152

Total assets	3,517,024,912

Liabilities:
Payable for:
Investments purchased	44,617,968

TBA sales commitment	746,130,808

Dividends	1,348,652

Fund shares reacquired	8,006,018

Due to broker	5,184,000

Accrued fees to affiliates	712,244

Accrued other operating expenses	77,731

Trustee deferred compensation and retirement plans	132,546

Total liabilities	806,209,967

Net assets applicable to shares outstanding	$2,710,814,945

Net assets consist of:
Shares of beneficial interest	$3,108,977,882

Distributable earnings (loss)	(398,162,937)

$2,710,814,945

Net Assets:
Class A	$604,014,672

Class C	$39,443,815

Class R	$72,005,114

Class Y	$797,142,807

Class R5	$13,562

Class R6	$1,198,194,975

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	110,078,092

Class C	7,182,470

Class R	13,126,120

Class Y	146,122,299

Class R5	2,472

Class R6	218,625,999

Class A:
Net asset value per share	$5.49

Maximum offering price per share (Net asset value of $5.49 ÷ 95.75%)	$5.73

Class C:
Net asset value and offering price per share	$5.49

Class R:
Net asset value and offering price per share	$5.49

Class Y:
Net asset value and offering price per share	$5.46

Class R5:
Net asset value and offering price per share	$5.49

Class R6:
Net asset value and offering price per share	$5.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Core Bond Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $733)	$46,086,634

Dividends	231,509

Dividends from affiliated money market funds	8,465,832

Total investment income	54,783,975

Expenses:
Advisory fees	3,517,487

Administrative services fees	152,207

Custodian fees	19,501

Distribution fees:
Class A	743,630

Class C	202,289

Class R	175,371

Transfer agent fees – A, C, R and Y	1,217,013

Transfer agent fees – R5	4

Transfer agent fees – R6	77,552

Trustees’ and officers’ fees and benefits	15,848

Registration and filing fees	67,828

Reports to shareholders	181,563

Professional services fees	55,478

Other	15,496

Total expenses	6,441,267

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(860,422)

Net expenses	5,580,845

Net investment income	49,203,130

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	13,040,931

Affiliated investment securities	24,521

Futures contracts	3,095,221

16,160,673

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	34,037,019

Affiliated investment securities	(22,690)

Futures contracts	1,848,079

35,862,408

Net realized and unrealized gain	52,023,081

Net increase in net assets resulting from operations	$101,226,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Core Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income	$49,203,130	$76,817,248

Net realized gain (loss)	16,160,673	(141,649,969)

Change in net unrealized appreciation	35,862,408	56,328,038

Net increase (decrease) in net assets resulting from operations	101,226,211	(8,504,683)

Distributions to shareholders from distributable earnings:
Class A	(14,251,773)	(25,568,288)

Class C	(804,764)	(1,510,758)

Class R	(1,567,681)	(2,911,507)

Class Y	(21,494,774)	(34,931,809)

Class R5	(342)	(633)

Class R6	(12,911,138)	(14,567,696)

Total distributions from distributable earnings	(51,030,472)	(79,490,691)

Share transactions–net:
Class A	17,540,813	24,468,291

Class C	(1,513,394)	(499,568)

Class R	4,399,125	(176,921)

Class Y	(109,737,982)	374,601,069

Class R6	875,277,133	59,561,222

Net increase in net assets resulting from share transactions	785,965,695	457,954,093

Net increase in net assets	836,161,434	369,958,719

Net assets:
Beginning of period	1,874,653,511	1,504,694,792

End of period	$2,710,814,945	$1,874,653,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Core Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)(e)
Class A
Six months ended 04/30/24	$5.30	$0.13	$0.19	$0.32	$(0.13)	$-	$(0.13)	$5.49	6.03%	$604,015	0.68	%(f)	0.79	%(f)	4.57	%(f)	299%
Year ended 10/31/23	5.51	0.23	(0.20)	0.03	(0.24)	-	(0.24)	5.30	0.40	567,301	0.68		0.79		4.12		578
Year ended 10/31/22	6.84	0.13	(1.31)	(1.18)	(0.15)	-	(0.15)	5.51	(17.43)	566,064	0.69		0.79		2.17		413
Year ended 10/31/21	7.05	0.09	(0.08)	0.01	(0.10)	(0.12)	(0.22)	6.84	0.15	760,690	0.72		0.79		1.23		526
Year ended 10/31/20	7.03	0.14	0.37	0.51	(0.15)	(0.34)	(0.49)	7.05	7.36 (g)	763,731	0.74	(g)	0.80	(g)	1.98	(g)	397
Ten months ended 10/31/19	6.57	0.17	0.46	0.63	(0.17)	-	(0.17)	7.03	9.73	563,054	0.75	(f)	0.81	(f)	2.95	(f)	86
Year ended 12/31/18	6.86	0.21	(0.29)	(0.08)	(0.21)	-	(0.21)	6.57	(1.12)	478,723	0.75		0.80		3.18		64
Class C
Six months ended 04/30/24	5.31	0.11	0.18	0.29	(0.11)	-	(0.11)	5.49	5.44	39,444	1.43	(f)	1.54	(f)	3.82	(f)	299
Year ended 10/31/23	5.51	0.19	(0.19)	-	(0.20)	-	(0.20)	5.31	(0.16)	39,579	1.43		1.54		3.37		578
Year ended 10/31/22	6.84	0.09	(1.32)	(1.23)	(0.10)	-	(0.10)	5.51	(18.07)	41,620	1.44		1.54		1.42		413
Year ended 10/31/21	7.05	0.03	(0.07)	(0.04)	(0.05)	(0.12)	(0.17)	6.84	(0.64)	68,167	1.48		1.54		0.47		526
Year ended 10/31/20	7.03	0.08	0.37	0.45	(0.09)	(0.34)	(0.43)	7.05	6.51	94,978	1.55		1.56		1.17		397
Ten months ended 10/31/19	6.58	0.12	0.46	0.58	(0.13)	-	(0.13)	7.03	8.85	75,026	1.54	(f)	1.56	(f)	2.15	(f)	86
Year ended 12/31/18	6.87	0.16	(0.29)	(0.13)	(0.16)	-	(0.16)	6.58	(1.90)	91,596	1.55		1.55		2.38		64
Class R
Six months ended 04/30/24	5.30	0.12	0.19	0.31	(0.12)	-	(0.12)	5.49	5.90	72,005	0.93	(f)	1.04	(f)	4.32	(f)	299
Year ended 10/31/23	5.50	0.22	(0.19)	0.03	(0.23)	-	(0.23)	5.30	0.33	65,342	0.93		1.04		3.87		578
Year ended 10/31/22	6.83	0.12	(1.31)	(1.19)	(0.14)	-	(0.14)	5.50	(17.68)	68,228	0.94		1.04		1.92		413
Year ended 10/31/21	7.04	0.07	(0.08)	(0.01)	(0.08)	(0.12)	(0.20)	6.83	(0.14)	84,671	0.98		1.04		0.97		526
Year ended 10/31/20	7.03	0.12	0.36	0.48	(0.13)	(0.34)	(0.47)	7.04	6.90	78,849	1.04		1.06		1.68		397
Ten months ended 10/31/19	6.57	0.15	0.47	0.62	(0.16)	-	(0.16)	7.03	9.47	58,568	1.05	(f)	1.07	(f)	2.66	(f)	86
Year ended 12/31/18	6.86	0.19	(0.29)	(0.10)	(0.19)	-	(0.19)	6.57	(1.41)	52,539	1.05		1.05		2.88		64
Class Y
Six months ended 04/30/24	5.27	0.13	0.20	0.33	(0.14)	-	(0.14)	5.46	6.18	797,143	0.43	(f)	0.54	(f)	4.82	(f)	299
Year ended 10/31/23	5.47	0.24	(0.19)	0.05	(0.25)	-	(0.25)	5.27	0.82	873,415	0.43		0.54		4.37		578
Year ended 10/31/22	6.79	0.15	(1.30)	(1.15)	(0.17)	-	(0.17)	5.47	(17.21)	544,605	0.44		0.54		2.42		413
Year ended 10/31/21	7.00	0.10	(0.07)	0.03	(0.12)	(0.12)	(0.24)	6.79	0.43	721,456	0.43		0.54		1.52		526
Year ended 10/31/20	6.99	0.16	0.36	0.52	(0.17)	(0.34)	(0.51)	7.00	7.56	622,504	0.44		0.56		2.28		397
Ten months ended 10/31/19	6.53	0.18	0.47	0.65	(0.19)	-	(0.19)	6.99	10.05	528,791	0.45	(f)	0.56	(f)	3.25	(f)	86
Year ended 12/31/18	6.82	0.23	(0.29)	(0.06)	(0.23)	-	(0.23)	6.53	(0.84)	413,373	0.45		0.55		3.48		64
Class R5
Six months ended 04/30/24	5.30	0.13	0.20	0.33	(0.14)	-	(0.14)	5.49	6.16	14	0.43	(f)	0.45	(f)	4.82	(f)	299
Year ended 10/31/23	5.50	0.25	(0.19)	0.06	(0.26)	-	(0.26)	5.30	0.84	13	0.43		0.45		4.37		578
Year ended 10/31/22	6.84	0.15	(1.32)	(1.17)	(0.17)	-	(0.17)	5.50	(17.36)	14	0.44		0.45		2.42		413
Year ended 10/31/21	7.05	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.84	0.46	17	0.41		0.43		1.54		526
Year ended 10/31/20	7.03	0.16	0.37	0.53	(0.17)	(0.34)	(0.51)	7.05	7.71	17	0.43		0.44		2.29		397
Period ended 10/31/19(h)	6.81	0.10	0.21	0.31	(0.09)	-	(0.09)	7.03	4.60	19	0.40	(f)	0.41	(f)	3.29	(f)	86
Class R6
Six months ended 04/30/24	5.30	0.13	0.19	0.32	(0.14)	-	(0.14)	5.48	5.99	1,198,195	0.40	(f)	0.42	(f)	4.85	(f)	299
Year ended 10/31/23	5.50	0.25	(0.19)	0.06	(0.26)	-	(0.26)	5.30	0.87	329,003	0.39		0.41		4.41		578
Year ended 10/31/22	6.83	0.15	(1.31)	(1.16)	(0.17)	-	(0.17)	5.50	(17.22)	284,165	0.40		0.41		2.46		413
Year ended 10/31/21	7.04	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.83	0.48	311,703	0.38		0.40		1.57		526
Year ended 10/31/20	7.02	0.17	0.36	0.53	(0.17)	(0.34)	(0.51)	7.04	7.76	263,690	0.38		0.39		2.34		397
Ten months ended 10/31/19	6.57	0.19	0.45	0.64	(0.19)	-	(0.19)	7.02	9.91	968,348	0.38	(f)	0.39	(f)	3.31	(f)	86
Year ended 12/31/18	6.86	0.23	(0.28)	(0.05)	(0.24)	-	(0.24)	6.57	(0.77)	902,457	0.40		0.41		3.53		64

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.01% and 0.00% for the ten months ended October 31, 2019 and for the year ended December 31, 2018, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $7,090,795,832 and $7,321,457,192 and $10,593,719,030 and $10,775,658,902 for ten months ended October 31, 2019 and for the year ended December 31, 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2020.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Core Bond Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Core Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

29	Invesco Core Bond Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes

30	Invesco Core Bond Fund

in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $500 million	0.400%

Next $500 million	0.350%

Next $4 billion	0.330%

Over $5 billion	0.310%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.34%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through February 28, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.70%, 1.45%, 0.95%, 0.45%, 0.45% and 0.45%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $164,307 and reimbursed class level expenses of $248,406, $17,416, $30,186, $371,558, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

31	Invesco Core Bond Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $25,953 in front-end sales commissions from the sale of Class A shares and $1,805 and $2,055 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$1,203,452,877	$7,914,580	$1,211,367,457
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	731,740,614	–	731,740,614
U.S. Treasury Securities	–	491,212,805	–	491,212,805
Asset-Backed Securities	–	438,793,099	5,589,127	444,382,226
Agency Credit Risk Transfer Notes	–	9,496,874	–	9,496,874
Preferred Stocks	5,690,207	–	–	5,690,207
Municipal Obligations	–	5,686,974	–	5,686,974
Common Stocks & Other Equity Interests	–	–	0	0
Money Market Funds	421,472,242	–	–	421,472,242
Total Investments in Securities	427,162,449	2,880,383,243	13,503,707	3,321,049,399

Other Investments - Assets*

Futures Contracts	3,072,006	–	–	3,072,006

Other Investments - Liabilities*

Futures Contracts	(4,545,813)	–	–	(4,545,813)

Total Other Investments	(1,473,807)	–	–	(1,473,807)

Total Investments	$425,688,642	$2,880,383,243	$13,503,707	$3,319,575,592

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and

32	Invesco Core Bond Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

Value
Interest
Derivative Assets	Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$3,072,006

Derivatives not subject to master netting agreements	(3,072,006)

Total Derivative Assets subject to master netting agreements	$–

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(4,545,813)

Derivatives not subject to master netting agreements	4,545,813

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Interest
Rate Risk
Realized Gain:
Futures contracts	$3,095,221
Change in Net Unrealized Appreciation:
Futures contracts	1,848,079
Total	$4,943,300

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$360,342,862

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,549.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

33	Invesco Core Bond Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$226,395,952	$107,499,221	$333,895,173

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $1,548,341,869 and $1,115,560,959, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$9,864,191

Aggregate unrealized (depreciation) of investments	(91,972,325)

Net unrealized appreciation (depreciation) of investments	$(82,108,134)

Cost of investments for tax purposes is $3,401,683,726.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	12,298,042	$69,068,268	23,858,710	$135,215,575

Class C	1,142,518	6,408,570	2,527,833	14,352,927

Class R	2,225,925	12,424,046	2,969,091	16,851,769

Class Y	42,703,652	237,615,505	128,464,199	725,610,777

Class R6	174,550,006	975,843,866	23,603,319	133,682,141

Issued as reinvestment of dividends:
Class A	2,294,743	12,897,289	4,098,769	23,093,836

Class C	128,052	720,526	242,389	1,367,305

Class R	276,676	1,555,003	511,709	2,883,492

Class Y	2,637,985	14,748,600	4,248,702	23,727,669

Class R6	2,135,275	11,914,264	2,043,660	11,490,224

Automatic conversion of Class C shares to Class A shares:
Class A	549,995	3,078,185	859,879	4,863,663

Class C	(549,444)	(3,078,185)	(858,977)	(4,863,663)

Reacquired:
Class A	(12,056,501)	(67,502,929)	(24,647,497)	(138,704,783)

Class C	(996,473)	(5,564,305)	(2,006,586)	(11,356,137)

Class R	(1,703,672)	(9,579,924)	(3,551,007)	(19,912,182)

Class Y	(64,926,214)	(362,102,087)	(66,547,600)	(374,737,377)

Class R6	(20,148,037)	(112,480,997)	(15,212,923)	(85,611,143)

Net increase in share activity	140,562,528	$785,965,695	80,603,670	$457,954,093

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

34	Invesco Core Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,060.30	$3.48	$1,021.48	$3.42	0.68%
Class C	1,000.00	1,054.40	7.30	1,017.75	7.17	1.43
Class R	1,000.00	1,059.00	4.76	1,020.24	4.67	0.93
Class Y	1,000.00	1,061.80	2.20	1,022.73	2.16	0.43
Class R5	1,000.00	1,061.60	2.20	1,022.73	2.16	0.43
Class R6	1,000.00	1,059.90	2.05	1,022.87	2.01	0.40

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

35	Invesco Core Bond Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

36	Invesco Core Bond Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-TRB-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Developing Markets Fund

Nasdaq:

A: ODMAX ∎ C: ODVCX ∎ R: ODVNX ∎ Y: ODVYX ∎ R5: DVMFX ∎ R6: ODVIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Consolidated Schedule of Investments

8	Consolidated Financial Statements

11	Consolidated Financial Highlights

12	Notes to Consolidated Financial Statements

19	Fund Expenses

20	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.50%
Class C Shares	9.08
Class R Shares	9.37
Class Y Shares	9.60
Class R5 Shares	9.69
Class R6 Shares	9.74
MSCI Emerging Markets Index▼	15.40

Source(s): ▼RIMES Technologies Corp.

The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Developing Markets Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (11/18/96)	9.13%
10 Years	1.12
5 Years	-1.73
1 Year	-5.82

Class C Shares
Inception (11/18/96)	9.10%
10 Years	1.08
5 Years	-1.36
1 Year	-2.08

Class R Shares
Inception (3/1/01)	8.27%
10 Years	1.43
5 Years	-0.87
1 Year	-0.59

Class Y Shares
Inception (9/7/05)	6.29%
10 Years	1.94
5 Years	-0.37
1 Year	-0.11

Class R5 Shares
10 Years	1.87%
5 Years	-0.26
1 Year	-0.02

Class R6 Shares
Inception (12/29/11)	3.92%
10 Years	2.11
5 Years	-0.22
1 Year	0.06

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Developing Markets Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Developing Markets Fund. The Fund was subsequently renamed the Invesco Developing Markets Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Developing Markets Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Developing Markets Fund

Consolidated Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.75%
Brazil–6.41%
Ambev S.A.	135,828,390	$317,820,540

Arezzo Industria e Comercio S.A.	3,344,595	33,442,085

B3 S.A. -Brasil, Bolsa, Balcao	59,288,400	123,198,751

Banco BTG Pactual S.A., Series CPO	6,583,300	42,345,303

Itau Unibanco Holding S.A., Preference Shares	33,296,678	201,090,749

Localiza Rent a Car S.A.	13,258,324	125,188,851

NU Holdings Ltd., Class A(a)	22,819,067	247,815,068

Raia Drogasil S.A.	1,704,900	8,398,749

Vale S.A., ADR	10,485,744	127,611,504

WEG S.A.	22,015,678	167,684,795

		1,394,596,395

Chile–1.34%
Antofagasta PLC	6,184,876	169,662,139

Banco de Chile	685,124,241	76,002,012

Banco Santander Chile	1,040,175,306	47,130,489

		292,794,640

China–16.86%
Airtac International Group	647,000	22,907,571

Budweiser Brewing Co. APAC Ltd.(b)	41,549,700	57,803,580

H World Group Ltd.	1,984,000	7,381,812

H World Group Ltd., ADR(c)	26,442,436	970,701,826

MicroTech Medical (Hangzhou) Co. Ltd., H Shares(a)(b)	4,168,100	2,161,449

NetEase, Inc., ADR	1,948,840	182,158,075

New Horizon Health Ltd.(a)(b)(d)	28,876,500	46,976,407

PDD Holdings, Inc., ADR(a)	1,834,513	229,644,337

Tencent Holdings Ltd.	25,759,558	1,130,411,386

WuXi XDC Cayman, Inc.(a)(b)	34,201,000	95,273,667

Yum China Holdings, Inc.	13,297,283	485,483,802

ZTO Express (Cayman), Inc.	221,127	4,694,479

ZTO Express (Cayman), Inc., ADR	20,673,997	433,947,197

		3,669,545,588

France–5.53%
L’Oreal S.A.	274,095	128,510,304

Pernod Ricard S.A.	4,822,943	729,432,129

TotalEnergies SE	4,775,150	346,669,960

		1,204,612,393

Hong Kong–0.05%
AIA Group Ltd.	1,606,600	11,767,305

India–14.89%
Adani Ports & Special Economic Zone Ltd.	5,775,433	91,494,594

Havells India Ltd.	7,127,075	141,846,937

HCL Technologies Ltd.	5,742,078	93,681,884

HDFC Bank Ltd.	40,199,431	730,045,073

Kotak Mahindra Bank Ltd.	52,778,750	1,025,775,795

Macrotech Developers Ltd.(b)	8,073,717	119,591,732

Oberoi Realty Ltd.	16,729,656	296,807,939

	Shares	Value

India–(continued)
Pine Labs Pvt. Ltd. (Acquired 09/09/2021; Cost $49,999,780)(d)(e)	134,098	$68,725,791

Tata Consultancy Services Ltd.	14,736,990	672,597,563

		3,240,567,308

Indonesia–1.27%
PT Bank Central Asia Tbk	387,065,800	232,736,567

PT Bank Rakyat Indonesia (Persero) Tbk	142,129,100	43,022,978

		275,759,545

Italy–2.16%
Ermenegildo Zegna N.V.	3,541,919	43,565,604

Prada S.p.A.	52,367,110	427,069,932

		470,635,536

Japan–2.40%
Chugai Pharmaceutical Co. Ltd.	3,898,700	123,993,635

Daiichi Sankyo Co. Ltd.	11,859,700	399,170,039

		523,163,674

Mexico–13.54%
America Movil S.A.B. de C.V., ADR	25,365,126	483,459,302

Fomento Economico Mexicano S.A.B. de C.V., Series CPO	52,615,963	615,546,029

Grupo Financiero Banorte S.A.B. de C.V., Class O	4,491,481	44,454,014

Grupo Mexico S.A.B. de C.V., Class B	203,231,063	1,255,754,011

Wal-Mart de Mexico S.A.B. de C.V., Series V	146,970,441	548,391,085

		2,947,604,441

Netherlands–0.61%
argenx SE, ADR(a)	355,193	133,374,971

Peru–1.09%
Credicorp Ltd.	1,429,034	236,662,321

Philippines–1.47%
SM Investments Corp.	17,512,382	287,527,706

SM Prime Holdings, Inc.	67,470,000	32,601,874

		320,129,580

Poland–0.50%
Allegro.eu S.A.(a)(b)	13,069,806	108,951,297

Portugal–2.28%
Galp Energia SGPS S.A.	21,077,042	452,759,293

Jeronimo Martins SGPS S.A.	2,079,437	42,777,626

		495,536,919

Russia–0.22%
Novatek PJSC, GDR(a)(b)(d)	699,898	47,335,385

Sberbank of Russia PJSC(d)	4,942,538	5

		47,335,390

South Africa–0.89%
FirstRand Ltd.	55,910,077	193,009,954

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Developing Markets Fund

	Shares	Value

South Korea–9.95%

Kakao Corp.	1,404,963	$48,792,776

LG Chem Ltd.	490,651	140,987,676

LG H&H Co. Ltd.	177,747	53,556,564

NAVER Corp.	756,560	99,789,836

Samsung Biologics Co. Ltd.(a)(b)	656,789	369,153,011

Samsung Electronics Co. Ltd.	23,024,307	1,279,843,820
SK hynix, Inc.	1,409,106	173,891,563
		2,166,015,246

Switzerland–1.57%

Cie Financiere Richemont S.A.	2,104,676	290,923,110
Galderma Group AG, Class A(a)	676,998	50,448,042
		341,371,152

Taiwan–10.00%

Global Unichip Corp.	1,125,000	46,722,945

MediaTek, Inc.	952,000	28,703,914

Taiwan Semiconductor Manufacturing Co. Ltd.	85,912,429	2,057,066,098
Voltronic Power Technology Corp.	917,919	43,433,377
		2,175,926,334

Turkey–1.21%

Akbank T.A.S.	44,416,988	81,753,537

BIM Birlesik Magazalar A.S.	3,408,770	40,724,393

KOC Holding A.S.	11,394,571	79,523,803

Migros Ticaret A.S.	2,324,389	31,678,340
Yapi ve Kredi Bankasi A.S.	29,472,320	29,512,813
		263,192,886

United Arab Emirates–0.31%

Americana Restaurants International PLC	74,095,976	67,496,068

	Shares	Value

United Kingdom–1.20%

AstraZeneca PLC	1,720,590	$260,237,285
Total Common Stocks & Other Equity Interests (Cost $13,913,002,326)		20,840,286,228

Preferred Stocks–1.49%

China–0.24%

Abogen Therapeutics Ltd., Series C, Pfd.(d)	1,436,122	52,231,757

India–1.25%

Bundl Technologies Pvt. Ltd., Series K, Pfd.(d)	28,844	219,254,996

Pine Labs Pvt. Ltd., Series K, Pfd. (Acquired 09/09/2021; Cost $50,000,355)(d)(e)	103,185	52,882,748
		272,137,744
Total Preferred Stocks (Cost $305,907,590)		324,369,501

Money Market Funds–2.51%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(f)	190,997,949	190,997,949

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(c)(f)	136,443,777	136,484,710

Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(f)	218,283,370	218,283,370
Total Money Market Funds (Cost $545,752,142)		545,766,029

TOTAL INVESTMENTS IN SECURITIES–99.75% (Cost $14,764,662,058)		21,710,421,758

OTHER ASSETS LESS LIABILITIES–0.25%		54,412,544

NET ASSETS–100.00%		$21,764,834,302

Investment Abbreviations:

ADR  – American Depositary Receipt

CPO  – Certificates of Ordinary Participation

GDR – Global Depositary Receipt

Pfd.   – Preferred

Notes to Consolidated Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $847,246,528, which represented 3.89% of the Fund’s Net Assets.

(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$374,814,301	$671,022,581	$(854,838,933)	$-	$-	$190,997,949	$6,588,287
Invesco Liquid Assets Portfolio, Institutional Class	267,729,843	479,301,843	(610,599,238)	(35,843)	88,105	136,484,710	4,843,343
Invesco Treasury Portfolio, Institutional Class	428,359,202	766,882,949	(976,958,781)	-	-	218,283,370	7,492,140

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Developing Markets Fund

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	October 31, 2023	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2024	Dividend Income
Investments in Other Affiliates:
H World Group Ltd., ADR	$ 964,524,345	$30,082,682	$-	$(23,905,201)	$-	$970,701,826	$23,778,476
Yum China Holdings, Inc.*	1,150,095,004	95,769,253	(422,715,490)	(298,810,483)	(38,854,482)	485,483,802	5,901,932
ZTO Express (Cayman), Inc.*	867,323,533	-	(328,289,744)	(66,230,985)	(38,855,607)	433,947,197	14,943,655
Total	$4,052,846,228	$2,043,059,308	$(3,193,402,186)	$(388,982,512)	$(77,621,984)	$2,435,898,854	$63,547,833

*	At April 30, 2024, this security was no longer an affiliate of the Fund.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	Restricted security. The aggregate value of these securities at April 30, 2024 was $121,608,539, which represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Information Technology	20.56%
Financials	15.47
Consumer Discretionary	13.25
Consumer Staples	11.83
Communication Services	8.94
Materials	7.78
Health Care	7.04
Industrials	6.42
Energy	3.89
Real Estate	2.06
Money Market Funds Plus Other Assets Less Liabilities	2.76

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Developing Markets Fund

Consolidated Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $13,857,380,539)	$20,193,953,903

Investments in affiliates, at value (Cost $907,281,519)	1,516,467,855

Cash	38,292,077

Foreign currencies, at value (Cost $81,063,505)	81,067,817

Receivable for:
Investments sold	86,529,518

Fund shares sold	10,861,513

Dividends	34,879,017

Investment for trustee deferred compensation and retirement plans	1,286,218

Other assets	176,290

Total assets	21,963,514,208

Liabilities:
Payable for:
Investments purchased	38,535,783

Dividends	264

Fund shares reacquired	33,837,558

Accrued foreign taxes	112,955,146

Accrued fees to affiliates	7,092,156

Accrued trustees’ and officers’ fees and benefits	203,293

Accrued other operating expenses	4,769,488

Trustee deferred compensation and retirement plans	1,286,218

Total liabilities	198,679,906

Net assets applicable to shares outstanding	$21,764,834,302

Net assets consist of:
Shares of beneficial interest	$17,078,621,142

Distributable earnings	4,686,213,160

$21,764,834,302

Net Assets:
Class A	$2,199,164,991

Class C	$34,040,588

Class R	$218,172,419

Class Y	$10,801,339,471

Class R5	$22,523,633

Class R6	$8,489,593,200

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	55,704,932

Class C	959,985

Class R	5,796,225

Class Y	278,497,331

Class R5	571,407

Class R6	219,055,476

Class A:
Net asset value per share	$39.48

Maximum offering price per share (Net asset value of $39.48 ÷ 94.50%)	$41.78

Class C:
Net asset value and offering price per share	$35.46

Class R:
Net asset value and offering price per share	$37.64

Class Y:
Net asset value and offering price per share	$38.78

Class R5:
Net asset value and offering price per share	$39.42

Class R6:
Net asset value and offering price per share	$38.76

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Developing Markets Fund

Consolidated Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $25,767,268)	$207,190,652

Dividends from affiliates	63,547,833

Total investment income	270,738,485

Expenses:

Advisory fees	86,834,715

Administrative services fees	1,618,866

Custodian fees	3,724,859

Distribution fees:
Class A	2,801,433

Class C	180,838

Class R	552,728

Transfer agent fees – A, C, R and Y	12,503,165

Transfer agent fees – R5	9,469

Transfer agent fees – R6	1,323,325

Trustees’ and officers’ fees and benefits	132,085

Registration and filing fees	140,386

Reports to shareholders	3,239,256

Professional services fees	368,205

Other	139,775

Total expenses	113,569,105

Less: Fees waived and/or expense offset arrangement(s)	(428,726)

Net expenses	113,140,379

Net investment income	157,598,106

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $66,225,089)	612,997,482

Affiliated investment securities	(77,621,984)

Foreign currencies	(8,351,886)

Forward foreign currency contracts	315,844

527,339,456

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $36,471,793)	1,773,108,795

Affiliated investment securities	(388,982,512)

Foreign currencies	1,089,184

Forward foreign currency contracts	(210)

1,385,215,257

Net realized and unrealized gain	1,912,554,713

Net increase in net assets resulting from operations	$2,070,152,819

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Developing Markets Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income	$157,598,106	$247,652,552

Net realized gain (loss)	527,339,456	(1,398,984,216)

Change in net unrealized appreciation	1,385,215,257	4,992,761,748

Net increase in net assets resulting from operations	2,070,152,819	3,841,430,084

Distributions to shareholders from distributable earnings:

Class A	(12,443,762)	(15,077,879)

Class C	(82,552)	(39,391)

Class R	(673,642)	(577,718)

Class Y	(92,573,788)	(109,408,871)

Class R5	(151,648)	(1,597)

Class R6	(87,629,313)	(118,529,294)

Total distributions from distributable earnings	(193,554,705)	(243,634,750)

Share transactions–net:

Class A	(278,820,634)	(503,633,450)

Class C	(5,585,564)	1,996,035

Class R	(17,878,919)	(26,301,216)

Class Y	(846,197,332)	(1,833,552,854)

Class R5	4,864,358	17,501,878

Class R6	(811,154,814)	(2,287,254,658)

Net increase (decrease) in net assets resulting from share transactions	(1,954,772,905)	(4,631,244,265)

Net increase (decrease) in net assets	(78,174,791)	(1,033,448,931)

Net assets:

Beginning of period	21,843,009,093	22,876,458,024

End of period	$21,764,834,302	$21,843,009,093

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Developing Markets Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$36.25	$0.22	$ 3.22	$ 3.44	$(0.21)	$–	$(0.21)	$39.48	9.50%	$2,199,165	1.29	%(e)	1.29	%(e)	1.13	%(e)	18%
Year ended 10/31/23	31.45	0.28	4.72	5.00	(0.20)	–	(0.20)	36.25	15.91	2,281,614	1.25		1.25		0.73		25
Year ended 10/31/22	53.50	0.08	(19.74)	(19.66)	(0.04)	(2.35)	(2.39)	31.45	(38.24)	2,394,926	1.24		1.24		0.23		27
Year ended 10/31/21	45.84	0.11	7.55	7.66	–	–	–	53.50	16.71	4,467,836	1.20		1.20		0.20		38
Year ended 10/31/20	44.28	0.04	2.50	2.54	(0.11)	(0.87)	(0.98)	45.84	5.75	4,130,292	1.22		1.22		0.08		30
Two months ended 10/31/19	42.05	0.06	2.17	2.23	–	–	–	44.28	5.30	4,881,008	1.24	(e)	1.24	(e)	0.80	(e)	7
Year ended 08/31/19	42.01	0.14	0.01	0.15	(0.11)	–	(0.11)	42.05	0.34	4,686,134	1.27		1.27		0.34		28
Class C
Six months ended 04/30/24	32.58	0.07	2.89	2.96	(0.08)	–	(0.08)	35.46	9.08	34,041	2.04	(e)	2.04	(e)	0.38	(e)	18
Year ended 10/31/23	28.36	(0.01)	4.27	4.26	(0.04)	–	(0.04)	32.58	15.01	36,504	2.00		2.00		(0.02)		25
Year ended 10/31/22	48.79	(0.19)	(17.89)	(18.08)	–	(2.35)	(2.35)	28.36	(38.70)	30,355	1.99		1.99		(0.52)		27
Year ended 10/31/21	42.11	(0.28)	6.96	6.68	–	–	–	48.79	15.86	71,470	1.95		1.95		(0.55)		38
Year ended 10/31/20	40.96	(0.27)	2.29	2.02	–	(0.87)	(0.87)	42.11	4.93	225,906	1.97		1.97		(0.67)		30
Two months ended 10/31/19	38.95	–	2.01	2.01	–	–	–	40.96	5.16	403,027	2.00	(e)	2.00	(e)	0.03	(e)	7
Year ended 08/31/19	39.10	(0.16)	0.01	(0.15)	–	–	–	38.95	(0.41)	493,169	2.02		2.02		(0.42)		28
Class R
Six months ended 04/30/24	34.52	0.16	3.07	3.23	(0.11)	–	(0.11)	37.64	9.37	218,172	1.54	(e)	1.54	(e)	0.88	(e)	18
Year ended 10/31/23	29.94	0.18	4.48	4.66	(0.08)	–	(0.08)	34.52	15.58	216,912	1.50		1.50		0.48		25
Year ended 10/31/22	51.11	(0.01)	(18.81)	(18.82)	–	(2.35)	(2.35)	29.94	(38.38)	209,736	1.49		1.49		(0.02)		27
Year ended 10/31/21	43.91	(0.03)	7.23	7.20	–	–	–	51.11	16.40	379,043	1.45		1.45		(0.05)		38
Year ended 10/31/20	42.48	(0.07)	2.40	2.33	(0.03)	(0.87)	(0.90)	43.91	5.49	387,506	1.47		1.47		(0.17)		30
Two months ended 10/31/19	40.36	0.04	2.08	2.12	–	–	–	42.48	5.25	472,840	1.50	(e)	1.50	(e)	0.54	(e)	7
Year ended 08/31/19	40.32	0.03	0.01	0.04	–	–	–	40.36	0.10	471,206	1.52		1.52		0.08		28
Class Y
Six months ended 04/30/24	35.67	0.26	3.16	3.42	(0.31)	–	(0.31)	38.78	9.63	10,801,339	1.04	(e)	1.04	(e)	1.38	(e)	18
Year ended 10/31/23	30.99	0.37	4.64	5.01	(0.33)	–	(0.33)	35.67	16.15	10,725,130	1.00		1.00		0.98		25
Year ended 10/31/22	52.78	0.19	(19.44)	(19.25)	(0.19)	(2.35)	(2.54)	30.99	(38.08)	10,871,573	0.99		0.99		0.48		27
Year ended 10/31/21	45.21	0.24	7.45	7.69	(0.12)	–	(0.12)	52.78	17.01	23,079,615	0.95		0.95		0.45		38
Year ended 10/31/20	43.70	0.14	2.48	2.62	(0.24)	(0.87)	(1.11)	45.21	6.01	18,432,202	0.97		0.97		0.33		30
Two months ended 10/31/19	41.49	0.07	2.14	2.21	–	–	–	43.70	5.33	19,342,101	1.00	(e)	1.00	(e)	1.04	(e)	7
Year ended 08/31/19	41.48	0.24	0.00	0.24	(0.23)	–	(0.23)	41.49	0.61	18,525,445	1.02		1.02		0.59		28
Class R5
Six months ended 04/30/24	36.26	0.28	3.22	3.50	(0.34)	–	(0.34)	39.42	9.69	22,524	0.96	(e)	0.96	(e)	1.46	(e)	18
Year ended 10/31/23	31.51	0.39	4.75	5.14	(0.39)	–	(0.39)	36.26	16.30	16,143	0.94		0.94		1.04		25
Year ended 10/31/22	53.52	0.26	(19.70)	(19.44)	(0.22)	(2.35)	(2.57)	31.51	(37.93)	130	0.89		0.89		0.58		27
Year ended 10/31/21	45.85	0.27	7.55	7.82	(0.15)	–	(0.15)	53.52	17.07	10,527	0.90		0.90		0.50		38
Year ended 10/31/20	44.33	0.17	2.52	2.69	(0.30)	(0.87)	(1.17)	45.85	6.10	13,560	0.89		0.89		0.41		30
Two months ended 10/31/19	42.08	0.08	2.17	2.25	–	–	–	44.33	5.35	6,006	0.88	(e)	0.88	(e)	1.16	(e)	7
Period ended 08/31/19(f)	41.26	0.09	0.73	0.82	–	–	–	42.08	1.99	10	0.87	(e)	0.87	(e)	0.74	(e)	28
Class R6
Six months ended 04/30/24	35.67	0.29	3.17	3.46	(0.37)	–	(0.37)	38.76	9.74	8,489,593	0.89	(e)	0.89	(e)	1.53	(e)	18
Year ended 10/31/23	31.02	0.42	4.64	5.06	(0.41)	–	(0.41)	35.67	16.31	8,566,706	0.87		0.87		1.11		25
Year ended 10/31/22	52.83	0.25	(19.44)	(19.19)	(0.27)	(2.35)	(2.62)	31.02	(37.98)	9,369,739	0.84		0.84		0.63		27
Year ended 10/31/21	45.25	0.32	7.45	7.77	(0.19)	–	(0.19)	52.83	17.17	21,541,460	0.81		0.81		0.59		38
Year ended 10/31/20	43.75	0.21	2.48	2.69	(0.32)	(0.87)	(1.19)	45.25	6.17	17,009,325	0.82		0.82		0.48		30
Two months ended 10/31/19	41.52	0.09	2.14	2.23	–	–	–	43.75	5.37	17,106,921	0.83	(e)	0.83	(e)	1.21	(e)	7
Year ended 08/31/19	41.52	0.31	(0.01)	0.30	(0.30)	–	(0.30)	41.52	0.77	16,224,242	0.86		0.86		0.75		28

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the two months ended October 31, 2019 and for the year ended August 31, 2019, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $24,736,814 in connection with the acquisition of Invesco Emerging Markets Innovators Fund into the Fund.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Developing Markets Fund

Notes to Consolidated Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the OFI Global China Fund, LLC (the “Subsidiary”), a wholly-owned subsidiary by the Fund organized under the laws of Delaware. The Subsidiary may invest in companies established or operating in, or with significant exposure to, the People’s Republic of China or other developing markets countries. For operational efficiency and regulatory considerations, the Fund may gain access to such companies through an investment in the Subsidiary. The Fund may invest up to 10% of its net assets in the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

12	Invesco Developing Markets Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in

13	Invesco Developing Markets Fund

foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

K.

Other Risks - The Subsidiary is not registered under the 1940 Act. As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiary is controlled by the Fund and managed by OppenheimerFunds, Inc. The Subsidiary may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Subsidiary is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely.

The Fund’s investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than U.S. securities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $250 million	1.000%

Next $250 million	0.950%

Next $500 million	0.900%

Next $6 billion	0.850%

Next $3 billion	0.800%

Next $20 billion	0.750%

Next $15 billion	0.740%

Over $45 billion	0.730%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining

14	Invesco Developing Markets Fund

the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $383,405.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $29,939 in front-end sales commissions from the sale of Class A shares and $756 and $1,874 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Brazil	$1,394,596,395	$–	$–	$1,394,596,395

Chile	123,132,501	169,662,139	–	292,794,640

China	2,301,935,237	1,320,633,944	99,208,164	3,721,777,345

France	–	1,204,612,393	–	1,204,612,393

Hong Kong	–	11,767,305	–	11,767,305

India	–	3,171,841,517	340,863,535	3,512,705,052

Indonesia	–	275,759,545	–	275,759,545

Italy	43,565,604	427,069,932	–	470,635,536

Japan	–	523,163,674	–	523,163,674

Mexico	2,947,604,441	–	–	2,947,604,441

Netherlands	133,374,971	–	–	133,374,971

Peru	236,662,321	–	–	236,662,321

Philippines	–	320,129,580	–	320,129,580

15	Invesco Developing Markets Fund

	Level 1	Level 2	Level 3	Total

Poland	$–	$108,951,297	$–	$108,951,297

Portugal	–	495,536,919	–	495,536,919

Russia	–	–	47,335,390	47,335,390

South Africa	–	193,009,954	–	193,009,954

South Korea	–	2,166,015,246	–	2,166,015,246

Switzerland	50,448,042	290,923,110	–	341,371,152

Taiwan	–	2,175,926,334	–	2,175,926,334

Turkey	–	263,192,886	–	263,192,886

United Arab Emirates	–	67,496,068	–	67,496,068

United Kingdom	–	260,237,285	–	260,237,285

Money Market Funds	545,766,029	–	–	545,766,029

Total Investments	$7,777,085,541	$13,445,929,128	$487,407,089	$21,710,421,758

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2024:

	Value 10/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/24

Preferred Stocks	$250,611,929	$–	$–	$–	$–	$73,757,572	$–	$–	$324,369,501

Common Stocks & Other Equity Interests	176,353,453	27,899,387	(101,268,589)	–	30,421,466	(40,811,744)	70,443,615	–	163,037,588

Total	$426,965,382	$27,899,387	$(101,268,589)	$–	$30,421,466	$32,945,828	$70,443,615	$–	$487,407,089

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 04/30/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

Bundl Technologies Pvt. Ltd., Series K, Pfd.	$219,254,996	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk

Realized Gain:
Forward foreign currency contracts	$315,844

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(210)

Total	$315,634

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$18,359,541

16	Invesco Developing Markets Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $45,321.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,625,219,115	$1,003,125,635	$2,628,344,750

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $3,943,054,910 and $5,445,601,221, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$7,465,177,354

Aggregate unrealized (depreciation) of investments	(750,865,188)

Net unrealized appreciation of investments	$6,714,312,166

Cost of investments for tax purposes is $14,996,109,592.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	3,251,350	$125,245,711	7,704,832	$292,416,517

Class C	68,818	2,390,561	174,202	6,065,838

Class R	358,929	13,263,685	681,330	24,879,179

Class Y	27,027,836	1,024,113,737	57,622,626	2,164,564,452

Class R5	169,202	6,543,529	464,283	18,405,853

Class R6	20,672,870	782,217,731	43,431,997	1,631,654,997

17	Invesco Developing Markets Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	300,051	$11,389,931	342,132	$12,484,358

Class C	2,363	80,803	1,111	36,688

Class R	18,567	672,685	16,571	576,991

Class Y	2,068,190	77,060,768	2,456,978	88,033,531

Class R5	4,001	151,495	41	1,503

Class R6	1,783,040	66,346,917	2,404,533	86,058,236

Automatic conversion of Class C shares to Class A shares:
Class A	82,864	3,214,321	133,287	5,107,931

Class C	(92,134)	(3,214,321)	(147,825)	(5,107,931)

Issued in connection with acquisitions:(b)
Class A	-	-	1,051,851	41,251,493

Class C	-	-	256,461	9,062,531

Class R	-	-	163,337	6,105,542

Class Y	-	-	920,475	35,494,048

Class R5	-	-	210	8,210

Class R6	-	-	216,033	8,325,575

Reacquired:
Class A	(10,867,927)	(418,670,597)	(22,435,302)	(854,893,749)

Class C	(139,630)	(4,842,607)	(233,908)	(8,061,091)

Class R	(864,358)	(31,815,289)	(1,584,463)	(57,862,928)

Class Y	(51,238,192)	(1,947,371,837)	(111,201,268)	(4,121,644,885)

Class R5	(46,969)	(1,830,666)	(23,471)	(913,688)

Class R6	(43,550,200)	(1,659,719,462)	(108,003,823)	(4,013,293,466)

Net increase (decrease) in share activity	(50,991,329)	$(1,954,772,905)	(125,587,770)	$(4,631,244,265)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on June 23, 2023, the Fund acquired all the net assets of Invesco Emerging Markets Innovators Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on March 16, 2023. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 2,608,367 shares of the Fund for 12,966,553 shares outstanding of the Target Fund as of the close of business on June 23, 2023. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, June 23, 2023. The Target Fund’s net assets as of the close of business on June 23, 2023 of $100,247,399, including $2,469,400 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $24,527,723,231 and $24,627,970,630 immediately after the acquisition.

The pro forma results of operations for the year ended October 31, 2023 assuming the reorganization had been completed on November 1, 2022, the beginning of the annual reporting period are as follows:

Net investment income	$247,663,411

Net realized/unrealized gains	3,614,474,818

Change in net assets resulting from operations	$3,862,138,229

 As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since June 23, 2023.

18	Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,095.00	$6.72	$1,018.45	$ 6.47	1.29%
Class C	1,000.00	1,090.80	10.60	1,014.72	10.22	2.04
Class R	1,000.00	1,093.70	8.02	1,017.21	7.72	1.54
Class Y	1,000.00	1,096.00	5.42	1,019.69	5.22	1.04
Class R5	1,000.00	1,096.90	5.01	1,020.09	4.82	0.96
Class R6	1,000.00	1,097.40	4.64	1,020.44	4.47	0.89

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

19	Invesco Developing Markets Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

20	Invesco Developing Markets Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-DVM-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Discovery Mid Cap Growth Fund

Nasdaq:

A: OEGAX ∎ C: OEGCX ∎ R: OEGNX ∎ Y: OEGYX ∎ R5: DMCFX ∎ R6: OEGIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	29.08%
Class C Shares	28.59
Class R Shares	28.92
Class Y Shares	29.18
Class R5 Shares	29.28
Class R6 Shares	29.30
S&P 500 Index▼*	20.98
Russell Midcap Growth Index▼*	24.49

Source(s): ▼RIMES Technologies Corp.

*Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap Growth Index to the S&P 500 Index to reflect that the S&P 500 Index can be considered more broadly representative of the overall applicable securities market.

 The S&P 500® Index is an unmanaged index considered representative of the US stock market.

 The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Discovery Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (11/1/00)	7.64%
10 Years	10.56
5 Years	8.57
1 Year	12.87

Class C Shares
Inception (11/1/00)	7.60%
10 Years	10.52
5 Years	8.99
1 Year	17.54

Class R Shares
Inception (3/1/01)	8.59%
10 Years	10.91
5 Years	9.53
1 Year	19.14

Class Y Shares
Inception (11/1/00)	8.33%
10 Years	11.46
5 Years	10.07
1 Year	19.68

Class R5 Shares
10 Years	11.37%
5 Years	10.16
1 Year	19.82

Class R6 Shares
Inception (2/28/13)	12.21%
10 Years	11.64
5 Years	10.23
1 Year	19.88

Effective May 24, 2019, Class A,

Class C, Class R, Class Y and Class I shares of the Oppenheimer Discovery Mid Cap Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Discovery Mid Cap Growth Fund. Note: The Fund was subsequently renamed the Invesco Discovery Mid Cap Growth Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Discovery Mid Cap Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Discovery Mid Cap Growth Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.30%
Advertising–1.62%
Trade Desk, Inc. (The), Class A(b)	1,145,045	$94,866,978

Aerospace & Defense–5.30%
Axon Enterprise, Inc.(b)	275,982	86,564,514

Howmet Aerospace, Inc.	1,169,845	78,087,154

TransDigm Group, Inc.	117,103	146,148,057

		310,799,725

Apparel Retail–0.85%
Ross Stores, Inc.	383,350	49,662,992

Application Software–11.15%
Datadog, Inc., Class A(b)	672,938	84,453,719

Fair Isaac Corp.(b)	36,010	40,811,213

Guidewire Software, Inc.(b)(c)	548,067	60,506,597

HubSpot, Inc.(b)	182,271	110,250,260

Manhattan Associates, Inc.(b)	475,010	97,880,561

Nutanix, Inc., Class A(b)	1,063,172	64,534,540

PTC, Inc.(b)	332,271	58,958,166

Roper Technologies, Inc.	110,671	56,603,790

Samsara, Inc., Class A(b)	2,291,654	80,047,474

		654,046,320

Asset Management & Custody Banks–2.62%
Ares Management Corp., Class A	872,560	116,129,010

Blue Owl Capital, Inc.	709,965	13,411,239

KKR & Co., Inc., Class A	257,927	24,005,266

		153,545,515

Automotive Retail–1.03%
O’Reilly Automotive, Inc.(b)	59,400	60,187,644

Biotechnology–1.83%
Natera, Inc.(b)	750,957	69,748,886

Neurocrine Biosciences, Inc.(b)	272,686	37,505,233

		107,254,119

Building Products–2.42%
Trane Technologies PLC	357,296	113,384,312

Trex Co., Inc.(b)	320,063	28,341,579

		141,725,891

Cargo Ground Transportation–1.42%
Saia, Inc.(b)(c)	110,309	43,773,921

XPO, Inc.(b)(c)	368,716	39,622,221

		83,396,142

Casinos & Gaming–1.51%
DraftKings, Inc., Class A(b)	2,138,954	88,894,928

Coal & Consumable Fuels–0.79%
Cameco Corp. (Canada)(c)	1,014,187	46,277,353

Construction & Engineering–4.13%
Comfort Systems USA, Inc.	262,490	81,217,031

EMCOR Group, Inc.	195,311	69,759,230

	Shares	Value

Construction & Engineering–(continued)
Quanta Services, Inc.(c)	354,527	$91,666,501

		242,642,762

Construction Machinery & Heavy Transportation Equipment– 0.99%
Wabtec Corp.	360,062	57,998,787

Construction Materials–1.39%
Vulcan Materials Co.	316,999	81,668,452

Diversified Support Services–1.13%
Copart, Inc.(b)	1,218,213	66,161,148

Education Services–0.28%
Duolingo, Inc.(b)(c)	71,806	16,210,205

Electrical Components & Equipment–1.32%
Vertiv Holdings Co., Class A	830,273	77,215,389

Environmental & Facilities Services–1.10%
Clean Harbors, Inc.(b)	339,356	64,290,994

Financial Exchanges & Data–1.53%
MSCI, Inc.	66,492	30,971,309

Tradeweb Markets, Inc., Class A	581,079	59,101,545

		90,072,854

Footwear–1.46%
Deckers Outdoor Corp.(b)	105,018	85,954,082

Health Care Distributors–1.49%
Cencora, Inc.	366,377	87,582,422

Health Care Equipment–3.28%
DexCom, Inc.(b)	867,074	110,456,557

IDEXX Laboratories, Inc.(b)	166,825	82,204,687

		192,661,244

Health Care Facilities–3.22%
Encompass Health Corp.(c)	1,067,760	89,029,829

Tenet Healthcare Corp.(b)	890,520	99,996,491

		189,026,320

Health Care Supplies–1.10%
Cooper Cos., Inc. (The)	725,164	64,583,106

Homebuilding–2.09%
Lennar Corp., Class A	310,342	47,054,054

TopBuild Corp.(b)	187,183	75,747,345

		122,801,399

Homefurnishing Retail–1.18%
Williams-Sonoma, Inc.(c)	242,241	69,469,874

Hotels, Resorts & Cruise Lines–1.79%
Hilton Worldwide Holdings, Inc.	533,719	105,292,084

Industrial Machinery & Supplies & Components–2.40%
ITT, Inc.	480,746	62,179,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Discovery Mid Cap Growth Fund

	Shares	Value

Industrial Machinery & Supplies & Components–(continued)
Parker-Hannifin Corp.	144,844	$78,926,944

		141,106,632

Insurance Brokers–0.51%
Arthur J. Gallagher & Co.	126,702	29,735,692

Internet Services & Infrastructure–3.03%
Cloudflare, Inc., Class A(b)	793,444	69,347,005

MongoDB, Inc.(b)	296,304	108,204,295

		177,551,300

Investment Banking & Brokerage–1.87%
Evercore, Inc., Class A	163,422	29,661,093

LPL Financial Holdings, Inc.(c)	296,444	79,781,974

		109,443,067

IT Consulting & Other Services–0.82%
Gartner, Inc.(b)	116,045	47,879,007

Life Sciences Tools & Services–4.31%
Bruker Corp.	735,666	57,389,305

ICON PLC(b)	301,272	89,742,903

Repligen Corp.(b)(c)	321,165	52,735,293

West Pharmaceutical Services, Inc.	148,147	52,959,590

		252,827,091

Managed Health Care–0.72%
Molina Healthcare, Inc.(b)	124,124	42,462,820

Movies & Entertainment–1.28%
Spotify Technology S.A. (Sweden)(b)	267,388	74,986,291

Oil & Gas Equipment & Services–0.67%
TechnipFMC PLC (United Kingdom)	1,538,771	39,423,313

Oil & Gas Exploration & Production–1.77%
Diamondback Energy, Inc.	515,751	103,732,999

Oil & Gas Storage & Transportation–1.67%
Targa Resources Corp.	860,781	98,180,681

Paper & Plastic Packaging Products & Materials–1.11%
Avery Dennison Corp.	299,973	65,178,133

Personal Care Products–0.71%
e.l.f. Beauty, Inc.(b)(c)	257,752	41,892,433

Property & Casualty Insurance–0.29%
Kinsale Capital Group, Inc.(c)	46,718	16,970,313

Real Estate Services–0.74%
Jones Lang LaSalle, Inc.(b)	241,424	43,625,317

Research & Consulting Services–1.31%
Booz Allen Hamilton Holding Corp.	520,112	76,804,939

Restaurants–2.92%
Chipotle Mexican Grill, Inc.(b)	9,570	30,237,372

DoorDash, Inc., Class A(b)	564,519	72,969,726

Texas Roadhouse, Inc.	423,709	68,123,933

		171,331,031

	Shares	Value

Semiconductor Materials & Equipment–1.70%
Entegris, Inc.	749,008	$99,558,143

Semiconductors–4.44%
Astera Labs, Inc.(b)(c)	255,568	21,661,944

Lattice Semiconductor Corp.(b)(c)	861,149	59,074,821

MACOM Technology Solutions Holdings, Inc.(b)(c)	809,999	82,579,398

Monolithic Power Systems, Inc.	145,553	97,422,990

		260,739,153

Soft Drinks & Non-alcoholic Beverages–0.53%
Celsius Holdings, Inc.(b)(c)	438,220	31,231,939

Steel–0.87%
Steel Dynamics, Inc.	394,617	51,347,564

Systems Software–1.53%
CyberArk Software Ltd.(b)(c)	217,702	52,085,203

GitLab, Inc., Class A(b)	714,325	37,480,633

		89,565,836

Trading Companies & Distributors–2.66%
United Rentals, Inc.	113,845	76,047,322

W.W. Grainger, Inc.	87,164	80,308,551

		156,355,873

Transaction & Payment Processing Services–1.42%
Corpay, Inc.(b)	276,209	83,453,787

Total Common Stocks & Other Equity Interests (Cost $4,354,891,883)		5,709,672,083

Money Market Funds–2.83%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	58,150,506	58,150,506

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	41,526,009	41,538,467

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	66,457,721	66,457,721

Total Money Market Funds (Cost $166,147,613)		166,146,694

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $4,521,039,496)		5,875,818,777

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.45%
Invesco Private Government Fund, 5.29%(d)(e)(f)	73,093,659	73,093,659

Invesco Private Prime Fund, 5.46%(d)(e)(f)	187,923,941	187,980,318

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $261,084,346)		261,073,977

TOTAL INVESTMENTS IN SECURITIES–104.58% (Cost $4,782,123,842)		6,136,892,754

OTHER ASSETS LESS LIABILITIES–(4.58)%		(268,825,674)

NET ASSETS–100.00%		$5,868,067,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$85,621,500	$275,419,037	$(302,890,031)	$-	$-	$58,150,506	$1,148,027
Invesco Liquid Assets Portfolio, Institutional Class	61,161,805	196,727,883	(216,350,022)	(7,933)	6,734	41,538,467	825,770
Invesco Treasury Portfolio, Institutional Class	97,853,142	314,764,614	(346,160,035)	-	-	66,457,721	1,281,209
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,446,619	428,735,626	(425,088,586)	-	-	73,093,659	1,467,961*
Invesco Private Prime Fund	180,352,412	769,192,945	(761,619,001)	(14,826)	68,788	187,980,318	3,932,414*
Total	$494,435,478	$1,984,840,105	$(2,052,107,675)	$(22,759)	$75,522	$427,220,671	$8,655,381

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Industrials	24.17%

Information Technology	22.65

Health Care	15.96

Consumer Discretionary	13.12

Financials	8.24

Energy	4.90

Materials	3.38

Communication Services	2.89

Other Sectors, Each Less than 2% of Net Assets	1.99

Money Market Funds Plus Other Assets Less Liabilities	2.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $ 4,354,891,883)*	$5,709,672,083

Investments in affiliated money market funds, at value (Cost $ 427,231,959)	427,220,671

Cash	200,000

Receivable for:
Investments sold	22,982,835

Fund shares sold	2,470,876

Dividends	2,119,522

Investment for trustee deferred compensation and retirement plans	437,072

Other assets	73,379

Total assets	6,165,176,438

Liabilities:
Payable for:
Investments purchased	25,717,146

Fund shares reacquired	7,023,979

Collateral upon return of securities loaned	261,084,346

Accrued fees to affiliates	2,615,624

Accrued trustees’ and officers’ fees and benefits	3,165

Accrued other operating expenses	192,970

Trustee deferred compensation and retirement plans	472,128

Total liabilities	297,109,358

Net assets applicable to shares outstanding	$5,868,067,080

Net assets consist of:
Shares of beneficial interest	$4,549,488,747

Distributable earnings	1,318,578,333

$5,868,067,080

Net Assets:
Class A	$3,589,083,669

Class C	$93,987,260

Class R	$139,769,492

Class Y	$623,027,426

Class R5	$116,558,311

Class R6	$1,305,640,922

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	138,686,513

Class C	5,121,969

Class R	6,054,294

Class Y	20,244,994

Class R5	4,421,897

Class R6	41,316,008

Class A:
Net asset value per share	$25.88

Maximum offering price per share (Net asset value of $25.88 ÷ 94.50%)	$27.39

Class C:
Net asset value and offering price per share	$18.35

Class R:
Net asset value and offering price per share	$23.09

Class Y:
Net asset value and offering price per share	$30.77

Class R5:
Net asset value and offering price per share	$26.36

Class R6:
Net asset value and offering price per share	$31.60

*	At April 30, 2024, securities with an aggregate value of $242,880,084 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Discovery Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $15,699)	$18,094,541

Dividends from affiliated money market funds (includes net securities lending income of $174,058)	3,429,064

Total investment income	21,523,605

Expenses:
Advisory fees	17,162,990

Administrative services fees	407,691

Custodian fees	14,854

Distribution fees:
Class A	4,266,979

Class C	465,539

Class R	332,224

Transfer agent fees – A, C, R and Y	3,820,660

Transfer agent fees – R5	57,571

Transfer agent fees – R6	185,466

Trustees’ and officers’ fees and benefits	30,052

Registration and filing fees	70,692

Reports to shareholders	671,498

Professional services fees	56,368

Other	35,710

Total expenses	27,578,294

Less: Fees waived and/or expense offset arrangement(s)	(156,257)

Net expenses	27,422,037

Net investment income (loss)	(5,898,432)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	400,139,639

Affiliated investment securities	75,522

Foreign currencies	1,326

400,216,487

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	973,688,424

Affiliated investment securities	(22,759)

973,665,665

Net realized and unrealized gain	1,373,882,152

Net increase in net assets resulting from operations	$1,367,983,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income (loss)	$(5,898,432)	$(14,418,931)

Net realized gain (loss)	400,216,487	(177,512,886)

Change in net unrealized appreciation (depreciation)	973,665,665	(143,285,142)

Net increase (decrease) in net assets resulting from operations	1,367,983,720	(335,216,959)

Share transactions–net:

Class A	(164,681,866)	(271,799,470)

Class C	(13,718,708)	(24,452,997)

Class R	(4,543,881)	(3,676,396)

Class Y	(43,267,968)	(115,387,782)

Class R5	(7,230,366)	(4,695,954)

Class R6	(43,378,059)	(56,257,241)

Net increase (decrease) in net assets resulting from share transactions	(276,820,848)	(476,269,840)

Net increase (decrease) in net assets	1,091,162,872	(811,486,799)

Net assets:

Beginning of period	4,776,904,208	5,588,391,007

End of period	$5,868,067,080	$4,776,904,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Discovery Mid Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$20.05	$(0.04)	$ 5.87	$ 5.83	$ -	$25.88	29.08%		$3,589,084	1.09	%(e)	1.09	%(e)	(0.32	)%(e)	42%
Year ended 10/31/23	21.50	(0.08)	(1.37)	(1.45)	-	20.05	(6.74)		2,918,068	1.04		1.04		(0.37)		124
Year ended 10/31/22	37.13	(0.11)	(9.79)	(9.90)	(5.73)	21.50	(30.69)		3,398,899	1.04		1.04		(0.44)		94
Year ended 10/31/21	26.65	(0.25)	11.81	11.56	(1.08)	37.13	44.48		5,288,400	1.03		1.03		(0.76)		92
Year ended 10/31/20	22.17	(0.13)	5.60	5.47	(0.99)	26.65	25.60	(f)	3,787,636	1.05	(f)	1.05	(f)	(0.54	)(f)	131
Year ended 10/31/19	20.28	(0.08)	3.75	3.67	(1.78)	22.17	20.43		748,190	1.11		1.11		(0.37)		84
Class C
Six months ended 04/30/24	14.27	(0.09)	4.17	4.08	-	18.35	28.59	(g)	93,987	1.82	(e)(g)	1.82	(e)(g)	(1.05	)(e)(g)	42
Year ended 10/31/23	15.41	(0.17)	(0.97)	(1.14)	-	14.27	(7.40	)(g)	84,404	1.77	(g)	1.77	(g)	(1.10	)(g)	124
Year ended 10/31/22	28.52	(0.21)	(7.17)	(7.38)	(5.73)	15.41	(31.22	)(g)	115,662	1.78	(g)	1.78	(g)	(1.18	)(g)	94
Year ended 10/31/21	20.83	(0.36)	9.13	8.77	(1.08)	28.52	43.47	(g)	206,799	1.73	(g)	1.73	(g)	(1.46	)(g)	92
Year ended 10/31/20	17.65	(0.24)	4.41	4.17	(0.99)	20.83	24.74		190,420	1.82		1.82		(1.31)		131
Year ended 10/31/19	16.65	(0.18)	2.96	2.78	(1.78)	17.65	19.43		138,705	1.87		1.87		(1.12)		84
Class R
Six months ended 04/30/24	17.91	(0.06)	5.24	5.18	-	23.09	28.92		139,769	1.34	(e)	1.34	(e)	(0.57	)(e)	42
Year ended 10/31/23	19.25	(0.12)	(1.22)	(1.34)	-	17.91	(6.96)		112,345	1.29		1.29		(0.62)		124
Year ended 10/31/22	33.95	(0.15)	(8.82)	(8.97)	(5.73)	19.25	(30.85)		124,370	1.29		1.29		(0.69)		94
Year ended 10/31/21	24.51	(0.30)	10.82	10.52	(1.08)	33.95	44.11		181,872	1.28		1.28		(1.01)		92
Year ended 10/31/20	20.51	(0.18)	5.17	4.99	(0.99)	24.51	25.31		121,009	1.32		1.32		(0.81)		131
Year ended 10/31/19	18.95	(0.12)	3.46	3.34	(1.78)	20.51	20.09		75,342	1.37		1.37		(0.62)		84
Class Y
Six months ended 04/30/24	23.82	(0.01)	6.96	6.95	-	30.77	29.18		623,027	0.84	(e)	0.84	(e)	(0.07	)(e)	42
Year ended 10/31/23	25.48	(0.03)	(1.63)	(1.66)	-	23.82	(6.52)		518,998	0.79		0.79		(0.12)		124
Year ended 10/31/22	42.77	(0.05)	(11.51)	(11.56)	(5.73)	25.48	(30.50)		668,812	0.79		0.79		(0.19)		94
Year ended 10/31/21	30.48	(0.19)	13.56	13.37	(1.08)	42.77	44.84		971,407	0.78		0.78		(0.51)		92
Year ended 10/31/20	25.15	(0.08)	6.40	6.32	(0.99)	30.48	25.95		538,205	0.82		0.82		(0.31)		131
Year ended 10/31/19	22.71	(0.03)	4.25	4.22	(1.78)	25.15	20.68		253,901	0.87		0.87		(0.13)		84
Class R5
Six months ended 04/30/24	20.39	0.00	5.97	5.97	-	26.36	29.28		116,558	0.76	(e)	0.76	(e)	0.01	(e)	42
Year ended 10/31/23	21.80	(0.01)	(1.40)	(1.41)	-	20.39	(6.47)		95,675	0.73		0.73		(0.06)		124
Year ended 10/31/22	37.45	(0.03)	(9.89)	(9.92)	(5.73)	21.80	(30.45)		106,860	0.73		0.73		(0.13)		94
Year ended 10/31/21	26.80	(0.15)	11.88	11.73	(1.08)	37.45	44.88		155,263	0.72		0.72		(0.45)		92
Year ended 10/31/20	22.20	(0.05)	5.64	5.59	(0.99)	26.80	26.12		110,206	0.71		0.71		(0.20)		131
Period ended 10/31/19(h)	20.60	0.00	1.60	1.60	-	22.20	7.77		11	0.75	(e)	0.75	(e)	(0.01	)(e)	84
Class R6
Six months ended 04/30/24	24.44	0.01	7.15	7.16	-	31.60	29.30		1,305,641	0.69	(e)	0.69	(e)	0.08	(e)	42
Year ended 10/31/23	26.10	0.00	(1.66)	(1.66)	-	24.44	(6.36)		1,047,414	0.66		0.66		0.01		124
Year ended 10/31/22	43.62	(0.02)	(11.77)	(11.79)	(5.73)	26.10	(30.43)		1,173,789	0.67		0.67		(0.07)		94
Year ended 10/31/21	31.03	(0.14)	13.81	13.67	(1.08)	43.62	45.02		1,559,522	0.65		0.65		(0.38)		92
Year ended 10/31/20	25.55	(0.04)	6.51	6.47	(0.99)	31.03	26.14		904,245	0.65		0.65		(0.14)		131
Year ended 10/31/19	23.00	0.01	4.32	4.33	(1.78)	25.55	20.92		345,282	0.69		0.69		0.05		84

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019 and 2018, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $2,263,197,717 in connection with the acquisition of Invesco Mid Cap Growth Fund into the Fund.

(e)	Annualized.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the year ended October 31, 2020.
(g)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.98%, 0.98%, 0.99% and 0.95% for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022 and 2021, respectively.

(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Discovery Mid Cap Growth Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is to seek capital appreciation.

 The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Discovery Mid Cap Growth Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco Discovery Mid Cap Growth Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $8,268 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $500 million	0.680%

Next $500 million	0.650%

Next $4 billion	0.620%

Over $5 billion	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

 For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.61%.

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

 The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense

14	Invesco Discovery Mid Cap Growth Fund

offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

 Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

 For the six months ended April 30, 2024, the Adviser waived advisory fees of $63,711.

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

 The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

 Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $215,361 in front-end sales commissions from the sale of Class A shares and $4,221 and $1,974 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

 For the six months ended April 30, 2024, the Fund incurred $56,476 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$5,709,672,083	$–	$–	$5,709,672,083

Money Market Funds	166,146,694	261,073,977	–	427,220,671

Total Investments	$5,875,818,777	$261,073,977	$–	$6,136,892,754

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $92,546.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

15	Invesco Discovery Mid Cap Growth Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$401,295,815	$–	$401,295,815

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $2,322,277,713 and $2,519,420,623, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,393,446,415

Aggregate unrealized (depreciation) of investments	(52,973,426)

Net unrealized appreciation of investments	$1,340,472,989

 Cost of investments for tax purposes is $4,796,419,765.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	4,291,195	$105,927,459	8,497,973	$183,944,919

Class C	363,576	6,351,830	788,903	12,206,319

Class R	539,728	11,923,164	1,129,267	21,828,622

Class Y	3,163,481	92,718,788	8,592,762	220,140,298

Class R5	340,604	8,294,567	583,672	12,800,144

Class R6	3,963,716	121,528,715	9,260,719	242,778,998

Automatic conversion of Class C shares to Class A shares:
Class A	377,333	9,316,106	629,624	13,502,913

Class C	(531,192)	(9,316,106)	(881,956)	(13,502,913)

Reacquired:
Class A	(11,499,270)	(279,925,431)	(21,687,985)	(469,247,302)

Class C	(624,953)	(10,754,432)	(1,495,748)	(23,156,403)

Class R	(758,076)	(16,467,045)	(1,316,692)	(25,505,018)

Class Y	(4,709,635)	(135,986,756)	(13,053,854)	(335,528,080)

Class R5	(610,445)	(15,524,933)	(794,293)	(17,496,098)

Class R6	(5,505,555)	(164,906,774)	(11,369,078)	(299,036,239)

Net increase (decrease) in share activity	(11,199,493)	$(276,820,848)	(21,116,686)	$(476,269,840)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Discovery Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,290.80	$6.21	$1,019.44	$5.47	1.09%
Class C	1,000.00	1,285.90	10.34	1,015.81	9.12	1.82
Class R	1,000.00	1,289.20	7.63	1,018.20	6.72	1.34
Class Y	1,000.00	1,291.80	4.79	1,020.69	4.22	0.84
Class R5	1,000.00	1,292.80	4.33	1,021.08	3.82	0.76
Class R6	1,000.00	1,293.00	3.93	1,021.43	3.47	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco Discovery Mid Cap Growth Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against/Withheld

(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

18	Invesco Discovery Mid Cap Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-DMCG-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco EQV Emerging Markets All Cap Fund

Nasdaq:

A: GTDDX ∎ C: GTDCX ∎ Y: GTDYX ∎ R5: GTDIX ∎ R6: GTDFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

19	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.17%
Class C Shares	4.75
Class Y Shares	5.28
Class R5 Shares	5.33
Class R6 Shares	5.34
MSCI Emerging Markets Index▼ (Broad Market/Style-Specific Index)	15.40

Source(s): ▼RIMES Technologies Corp.

The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV Emerging Markets All Cap Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (1/11/94)	4.39%
10 Years	1.23
5 Years	0.01
1 Year	-8.04

Class C Shares
Inception (3/1/99)	7.44%
10 Years	1.19
5 Years	0.39
1 Year	-4.39

Class Y Shares
Inception (10/3/08)	5.29%
10 Years	2.06
5 Years	1.40
1 Year	-2.45

Class R5 Shares
Inception (10/25/05)	6.17%
10 Years	2.15
5 Years	1.46
1 Year	-2.38

Class R6 Shares
Inception (9/24/12)	2.23%
10 Years	2.21
5 Years	1.53
1 Year	-2.33

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV Emerging Markets All Cap Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV Emerging Markets All Cap Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.39%
Brazil–9.86%
Arcos Dorados Holdings, Inc., Class A	3,880,654	$41,833,450

MercadoLibre, Inc.(a)	7,639	11,143,009

Multiplan Empreendimentos Imobiliarios S.A.	8,275,029	36,477,952

Raia Drogasil S.A.	5,778,536	28,466,462

TOTVS S.A.	5,499,600	29,168,237

		147,089,110

China–19.84%
Airtac International Group	1,210,000	42,841,052

China Mengniu Dairy Co. Ltd.	8,398,000	17,396,256

China Resources Beer (Holdings) Co. Ltd.	7,132,000	32,508,091

Fuyao Glass Industry Group Co. Ltd., H Shares(b)	7,498,000	44,890,982

Prosus N.V.(a)	498,697	16,686,380

Tencent Holdings Ltd.	1,102,000	48,359,267

Tongcheng Travel Holdings Ltd.(a)(b)	17,822,400	46,906,398

Wuliangye Yibin Co. Ltd., A Shares	1,657,760	34,282,488

Yum China Holdings, Inc.(c)	333,217	12,165,753

		296,036,667

Egypt–1.29%
Eastern Co. S.A.E.	16,143,883	7,423,195

EFG Holding S.A.E.(a)	38,434,502	11,887,109

		19,310,304

France–3.05%
Bollore SE	7,005,869	45,473,307

Hong Kong–1.78%
AIA Group Ltd.	3,622,400	26,531,736

Hungary–4.15%
Richter Gedeon Nyrt	2,428,513	61,833,737

India–9.48%
Emami Ltd.	3,724,607	21,733,465

HDFC Bank Ltd., ADR	1,046,684	60,288,999

MakeMyTrip Ltd.(a)(c)	338,894	22,438,172

SBI Life Insurance Co. Ltd.(b)	2,146,021	36,920,980

		141,381,616

Indonesia–5.93%
PT Bank Central Asia Tbk	77,085,200	46,350,116

PT Kalbe Farma Tbk	317,957,000	28,453,920

PT Telkom Indonesia (Persero) Tbk	70,237,400	13,616,108

		88,420,144

Macau–0.79%
Galaxy Entertainment Group Ltd.	2,641,000	11,849,882

Malaysia–0.91%
KPJ Healthcare Bhd.	32,092,400	13,553,530

	Shares	Value

Mexico–7.24%
Bolsa Mexicana de Valores S.A.B. de C.V.	19,557,620	$36,738,859

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	15,963,692	33,230,609

Wal-Mart de Mexico S.A.B. de C.V., Series V	10,200,610	38,061,556

		108,031,024

Nigeria–0.72%
Zenith Bank PLC	458,307,604	10,768,611

Philippines–6.94%
BDO Unibank, Inc.	20,931,772	53,648,678

SM Investments Corp.	949,900	15,595,969

SM Prime Holdings, Inc.	71,043,900	34,328,802

		103,573,449

Poland–1.11%
Allegro.eu S.A.(a)(b)	1,991,444	16,600,890

Russia–0.00%
Detsky Mir PJSC(a)(d)	6,640,610	7

Moscow Exchange MICEX-RTS PJSC(d)	11,806,000	12

Sberbank of Russia PJSC(d)	11,900,044	12

Sberbank of Russia PJSC, Preference Shares(d)	15,636,015	15

		46

South Africa–1.31%
Naspers Ltd.	101,752	19,473,056

South Korea–5.14%
LEENO Industrial, Inc.	77,217	13,758,149

Samsung Electronics Co. Ltd.	1,133,207	62,991,168

		76,749,317

Taiwan–11.68%
ASPEED Technology, Inc.	119,000	11,142,564

MediaTek, Inc.	1,145,000	34,523,090

Taiwan Semiconductor Manufacturing Co. Ltd.	4,329,000	103,652,513

Visual Photonics Epitaxy Co. Ltd.	5,282,000	24,893,688

		174,211,855

Thailand–3.33%
Bangkok Dusit Medical Services PCL, Foreign Shares	31,372,300	24,554,691

Central Pattana PCL, Foreign Shares	14,735,400	25,123,512

		49,678,203

United Arab Emirates–2.84%
Emaar Properties PJSC	18,920,257	42,307,501

Total Common Stocks & Other Equity Interests (Cost $1,222,387,150)		1,452,873,985

Money Market Funds–2.21%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f)	11,570,878	11,570,878

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(e)(f)	8,264,604	8,267,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV Emerging Markets All Cap Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.22%(e)(f)	13,223,860	$13,223,860

Total Money Market Funds (Cost $33,060,976)		33,061,821

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.60% (Cost $1,255,448,126)		1,485,935,806

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.83%
Invesco Private Government Fund, 5.29%(e)(f)(g)	3,450,708	3,450,708

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 5.46%(e)(f)(g)	8,872,269	$8,874,931

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,326,442)		12,325,639

TOTAL INVESTMENTS IN SECURITIES–100.43% (Cost $1,267,774,568)		1,498,261,445

OTHER ASSETS LESS LIABILITIES–(0.43)%		(6,394,343)

NET ASSETS–100.00%		$1,491,867,102

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $145,319,250, which represented 9.74% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,555,275	$68,448,704	$(83,433,101)	$-	$-	$11,570,878	$633,237
Invesco Liquid Assets Portfolio, Institutional Class	18,967,089	48,891,931	(59,595,072)	(1,818)	4,953	8,267,083	465,648
Invesco Treasury Portfolio, Institutional Class	30,348,885	78,227,090	(95,352,115)	-	-	13,223,860	720,272
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,225,731	25,555,176	(26,330,199)	-	-	3,450,708	131,192*
Invesco Private Prime Fund	10,866,907	62,434,439	(64,423,686)	(803)	(1,926)	8,874,931	351,797*
Total	$90,963,887	$283,557,340	$(329,134,173)	$(2,621)	$3,027	$45,387,460	$2,302,146

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV Emerging Markets All Cap Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Financials	18.98%

Information Technology	18.78

Consumer Discretionary	16.35

Consumer Staples	14.28

Real Estate	9.27

Health Care	8.61

Communication Services	7.20

Industrials	3.92

Money Market Funds Plus Other Assets Less Liabilities	2.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV Emerging Markets All Cap Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,222,387,150)*	$1,452,873,985

Investments in affiliated money market funds, at value (Cost $45,387,418)	45,387,460

Foreign currencies, at value (Cost $853,854)	847,714

Receivable for:
Investments sold	4,960,016

Fund shares sold	686,626

Dividends	2,580,978

Investment for trustee deferred compensation and retirement plans	247,693

Other assets	63,937

Total assets	1,507,648,409

Liabilities:

Payable for:
Fund shares reacquired	2,059,358

Accrued foreign taxes	318,520

Collateral upon return of securities loaned	12,326,442

Accrued fees to affiliates	530,145

Accrued other operating expenses	279,050

Trustee deferred compensation and retirement plans	267,792

Total liabilities	15,781,307

Net assets applicable to shares outstanding	$1,491,867,102

Net assets consist of:
Shares of beneficial interest	$1,333,997,257

Distributable earnings	157,869,845

$1,491,867,102

Net Assets:

Class A	$395,138,877

Class C	$6,161,079

Class Y	$544,691,235

Class R5	$152,486,735

Class R6	$393,389,176

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	12,310,276

Class C	195,940

Class Y	16,979,118

Class R5	4,770,087

Class R6	12,316,569

Class A:
Net asset value per share	$32.10

Maximum offering price per share (Net asset value of $32.10 ÷ 94.50%)	$33.97

Class C:
Net asset value and offering price per share	$31.44

Class Y:
Net asset value and offering price per share	$32.08

Class R5:
Net asset value and offering price per share	$31.97

Class R6:
Net asset value and offering price per share	$31.94

*	At April 30, 2024, securities with an aggregate value of $11,746,332 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV Emerging Markets All Cap Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $1,701,041)	$10,679,333

Dividends from affiliates (includes net securities lending income of $11,690)	1,830,847

Total investment income	12,510,180

Expenses:

Advisory fees	6,988,424

Administrative services fees	115,127

Custodian fees	228,898

Distribution fees:
Class A	513,086

Class C	35,653

Transfer agent fees – A, C and Y	805,576

Transfer agent fees – R5	74,196

Transfer agent fees – R6	69,133

Trustees’ and officers’ fees and benefits	15,540

Registration and filing fees	44,212

Reports to shareholders	437,711

Professional services fees	47,132

Other	14,363

Total expenses	9,389,051

Less: Fees waived and/or expense offset arrangement(s)	(51,333)

Net expenses	9,337,718

Net investment income	3,172,462

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(8,571,444)

Affiliated investment securities	3,027

Foreign currencies	(4,641,843)

(13,210,260)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $309,220)	91,076,710

Affiliated investment securities	(2,621)

Foreign currencies	2,725,949

93,800,038

Net realized and unrealized gain	80,589,778

Net increase in net assets resulting from operations	$83,762,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV Emerging Markets All Cap Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income	$3,172,462	$27,431,098

Net realized gain (loss)	(13,210,260)	(27,949,934)

Change in net unrealized appreciation	93,800,038	218,302,372

Net increase in net assets resulting from operations	83,762,240	217,783,536

Distributions to shareholders from distributable earnings:

Class A	(6,398,649)	(5,022,561)

Class C	(53,903)	(19,299)

Class Y	(10,036,966)	(9,215,710)

Class R5	(2,672,144)	(2,292,630)

Class R6	(9,241,518)	(7,971,139)

Total distributions from distributable earnings	(28,403,180)	(24,521,339)

Share transactions–net:

Class A	(18,076,151)	(37,292,996)

Class C	(1,478,632)	(1,330,548)

Class Y	(10,532,580)	(128,867,710)

Class R5	10,879,435	(14,194,837)

Class R6	(78,392,214)	(47,534,532)

Net increase (decrease) in net assets resulting from share transactions	(97,600,142)	(229,220,623)

Net increase (decrease) in net assets	(42,241,082)	(35,958,426)

Net assets:

Beginning of period	1,534,108,184	1,570,066,610

End of period	$1,491,867,102	$1,534,108,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV Emerging Markets All Cap Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$31.00	$0.03	$ 1.57	$ 1.60	$(0.50)	$ -	$(0.50)	$32.10	5.17%	$ 395,139	1.42	%(d)	1.42	%(d)	0.17	%(d)	11%
Year ended 10/31/23	27.75	0.44	3.17	3.61	(0.36)	-	(0.36)	31.00	13.01	398,691	1.33		1.34		1.36		11
Year ended 10/31/22	41.94	0.36	(12.84)	(12.48)	(0.21)	(1.50)	(1.71)	27.75	(30.89)	388,330	1.39		1.39		1.06		17
Year ended 10/31/21	38.27	0.26	5.58	5.84	(0.40)	(1.77)	(2.17)	41.94	15.22	591,114	1.31		1.31		0.61		19
Year ended 10/31/20	36.81	0.27	1.76	2.03	(0.57)	-	(0.57)	38.27	5.54	552,262	1.37		1.38		0.76		33
Year ended 10/31/19	30.54	0.55	6.18	6.73	(0.46)	-	(0.46)	36.81	22.39	583,346	1.37		1.38		1.62		7
Class C
Six months ended 04/30/24	30.23	(0.09)	1.53	1.44	(0.23)	-	(0.23)	31.44	4.75	6,161	2.17	(d)	2.17	(d)	(0.58	)(d)	11
Year ended 10/31/23	27.01	0.19	3.10	3.29	(0.07)	-	(0.07)	30.23	12.17	7,317	2.08		2.09		0.61		11
Year ended 10/31/22	40.94	0.11	(12.54)	(12.43)	-	(1.50)	(1.50)	27.01	(31.40)	7,696	2.14		2.14		0.31		17
Year ended 10/31/21	37.38	(0.06)	5.45	5.39	(0.06)	(1.77)	(1.83)	40.94	14.35	15,632	2.06		2.06		(0.14)		19
Year ended 10/31/20	35.83	0.00	1.71	1.71	(0.16)	-	(0.16)	37.38	4.78	16,812	2.12		2.13		0.01		33
Year ended 10/31/19	29.64	0.28	6.05	6.33	(0.14)	-	(0.14)	35.83	21.48	22,941	2.12		2.13		0.87		7
Class Y
Six months ended 04/30/24	31.03	0.07	1.57	1.64	(0.59)	-	(0.59)	32.08	5.28	544,691	1.17	(d)	1.17	(d)	0.42	(d)	11
Year ended 10/31/23	27.78	0.52	3.18	3.70	(0.45)	-	(0.45)	31.03	13.30	537,072	1.08		1.09		1.61		11
Year ended 10/31/22	42.00	0.44	(12.84)	(12.40)	(0.32)	(1.50)	(1.82)	27.78	(30.71)	591,206	1.14		1.14		1.31		17
Year ended 10/31/21	38.32	0.37	5.58	5.95	(0.50)	(1.77)	(2.27)	42.00	15.50	1,062,846	1.06		1.06		0.86		19
Year ended 10/31/20	36.85	0.36	1.78	2.14	(0.67)	-	(0.67)	38.32	5.82	1,015,412	1.12		1.13		1.01		33
Year ended 10/31/19	30.60	0.63	6.18	6.81	(0.56)	-	(0.56)	36.85	22.69	968,060	1.12		1.13		1.87		7
Class R5
Six months ended 04/30/24	30.93	0.08	1.57	1.65	(0.61)	-	(0.61)	31.97	5.33	152,487	1.10	(d)	1.10	(d)	0.49	(d)	11
Year ended 10/31/23	27.70	0.54	3.17	3.71	(0.48)	-	(0.48)	30.93	13.36	137,177	1.03		1.04		1.66		11
Year ended 10/31/22	41.88	0.46	(12.80)	(12.34)	(0.34)	(1.50)	(1.84)	27.70	(30.68)	135,693	1.07		1.07		1.38		17
Year ended 10/31/21	38.22	0.39	5.57	5.96	(0.53)	(1.77)	(2.30)	41.88	15.56	215,122	1.02		1.02		0.90		19
Year ended 10/31/20	36.76	0.39	1.77	2.16	(0.70)	-	(0.70)	38.22	5.90	182,631	1.05		1.06		1.08		33
Year ended 10/31/19	30.55	0.66	6.16	6.82	(0.61)	-	(0.61)	36.76	22.79	250,287	1.03		1.04		1.96		7
Class R6
Six months ended 04/30/24	30.92	0.09	1.57	1.66	(0.64)	-	(0.64)	31.94	5.34	393,389	1.03	(d)	1.03	(d)	0.56	(d)	11
Year ended 10/31/23	27.70	0.56	3.16	3.72	(0.50)	-	(0.50)	30.92	13.42	453,850	0.96		0.97		1.73		11
Year ended 10/31/22	41.89	0.48	(12.79)	(12.31)	(0.38)	(1.50)	(1.88)	27.70	(30.60)	447,141	1.00		1.00		1.45		17
Year ended 10/31/21	38.22	0.42	5.58	6.00	(0.56)	(1.77)	(2.33)	41.89	15.67	741,346	0.93		0.93		0.99		19
Year ended 10/31/20	36.76	0.42	1.76	2.18	(0.72)	-	(0.72)	38.22	5.96	497,383	0.96		0.97		1.17		33
Year ended 10/31/19	30.55	0.68	6.16	6.84	(0.63)	-	(0.63)	36.76	22.88	383,400	0.97		0.98		2.02		7

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco EQV Emerging Markets All Cap Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV Emerging Markets All Cap Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is long-term growth of capital.

 The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

 A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

 Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

 Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

 Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

 Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

 Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

 Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

 Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

 Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

 The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

 Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco EQV Emerging Markets All Cap Fund

 The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

 The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

 Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

 The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

 The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

 The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses –Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco EQV Emerging Markets All Cap Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

 The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $1,037 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

 The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

 The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

 The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

 A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

14	Invesco EQV Emerging Markets All Cap Fund

 For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.89%.

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

 The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

 Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

 For the six months ended April 30, 2024, the Adviser waived advisory fees of $39,082.

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

 The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

 Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $10,402 in front-end sales commissions from the sale of Class A shares and $278 and $1,599 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

 For the six months ended April 30, 2024, the Fund incurred $3,034 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

15	Invesco EQV Emerging Markets All Cap Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Brazil	$147,089,110	$–	$ –	$147,089,110

China	12,165,753	283,870,914	–	296,036,667

Egypt	–	19,310,304	–	19,310,304

France	–	45,473,307	–	45,473,307

Hong Kong	–	26,531,736	–	26,531,736

Hungary	–	61,833,737	–	61,833,737

India	82,727,171	58,654,445	–	141,381,616

Indonesia	–	88,420,144	–	88,420,144

Macau	–	11,849,882	–	11,849,882

Malaysia	–	13,553,530	–	13,553,530

Mexico	108,031,024	–	–	108,031,024

Nigeria	–	10,768,611	–	10,768,611

Philippines	–	103,573,449	–	103,573,449

Poland	–	16,600,890	–	16,600,890

Russia	–	–	46	46

South Africa	–	19,473,056	–	19,473,056

South Korea	–	76,749,317	–	76,749,317

Taiwan	–	174,211,855	–	174,211,855

Thailand	–	49,678,203	–	49,678,203

United Arab Emirates	–	42,307,501	–	42,307,501

Money Market Funds	33,061,821	12,325,639	–	45,387,460

Total Investments	$383,074,879	$1,115,186,520	$46	$1,498,261,445

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,251.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$26,272,207	$30,763,191	$57,035,398

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

16	Invesco EQV Emerging Markets All Cap Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $161,764,577 and $244,564,649, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$404,433,442

Aggregate unrealized (depreciation) of investments	(177,569,545)

Net unrealized appreciation of investments	$226,863,897

 Cost of investments for tax purposes is $1,271,397,548.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	524,737	$17,176,604	1,100,674	$36,106,080

Class C	15,657	499,594	68,980	2,230,913

Class Y	2,257,972	73,981,483	3,771,516	123,924,186

Class R5	738,585	24,083,829	895,431	29,696,138

Class R6	1,230,013	40,067,081	2,516,875	82,665,320

Issued as reinvestment of dividends:
Class A	187,373	6,055,889	136,327	4,286,113

Class C	1,601	50,819	523	16,142

Class Y	257,136	8,297,773	128,048	4,020,698

Class R5	79,094	2,542,876	72,195	2,258,275

Class R6	259,099	8,322,270	240,455	7,514,208

Automatic conversion of Class C shares to Class A shares:
Class A	17,586	572,804	40,754	1,334,227

Class C	(17,946)	(572,804)	(41,677)	(1,334,227)

Reacquired:
Class A	(1,279,356)	(41,881,448)	(2,409,540)	(79,019,416)

Class C	(45,425)	(1,456,241)	(70,648)	(2,243,376)

Class Y	(2,844,379)	(92,811,836)	(7,869,136)	(256,812,594)

Class R5	(482,625)	(15,747,270)	(1,430,461)	(46,149,250)

Class R6	(3,851,523)	(126,781,565)	(4,221,896)	(137,714,060)

Net increase (decrease) in share activity	(2,952,401)	$(97,600,142)	(7,071,580)	$(229,220,623)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco EQV Emerging Markets All Cap Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,051.70	$7.24	$1,017.80	$7.12	1.42%
Class C	1,000.00	1,047.50	11.05	1,014.07	10.87	2.17
Class Y	1,000.00	1,052.80	5.97	1,019.05	5.87	1.17
Class R5	1,000.00	1,053.30	5.62	1,019.39	5.52	1.10
Class R6	1,000.00	1,053.40	5.26	1,019.74	5.17	1.03

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco EQV Emerging Markets All Cap Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against/Withheld

(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

19	Invesco EQV Emerging Markets All Cap Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	DVM-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Emerging Markets Local Debt Fund

Nasdaq:

A: OEMAX ∎ C: OEMCX ∎ R: OEMNX ∎ Y: OEMYX ∎ R5: EMLDX ∎ R6: OEMIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

15	Financial Statements

18	Financial Highlights

19	Notes to Financial Statements

29	Fund Expenses

30	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.49%
Class C Shares	3.11
Class R Shares	3.36
Class Y Shares	3.43
Class R5 Shares	3.43
Class R6 Shares	3.62
Bloomberg Global Aggregate ex-US Index ▼*	3.92
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index▼*	4.07

Source(s): ▼RIMES Technologies Corp.

*Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-US Index to reflect that the Bloomberg Global Aggregate ex-US Index can be considered more broadly representative of the overall applicable securities market.

The Bloomberg Global Aggregate ex-US Index is an unmanaged index considered representative of bonds of foreign countries.

 The JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic currency government bonds.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Emerging Markets Local Debt Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (6/30/10)	0.77%
10 Years	-0.24
5 Years	-0.88
1 Year	-3.36

Class C Shares
Inception (6/30/10)	0.64%
10 Years	-0.45
5 Years	-0.81
1 Year	-0.88

Class R Shares
Inception (6/30/10)	0.80%
10 Years	-0.10
5 Years	-0.31
1 Year	0.57

Class Y Shares
Inception (6/30/10)	1.35%
10 Years	0.45
5 Years	0.19
1 Year	1.08

Class R5 Shares
10 Years	0.33%
5 Years	0.28
1 Year	1.08

Class R6 Shares
Inception (9/28/12)	0.08%
10 Years	0.54
5 Years	0.31
1 Year	1.26

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Emerging Markets Local Debt Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Emerging Markets Local Debt Fund. Note: The Fund was subsequently renamed the Invesco Emerging Markets Local Debt Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Emerging Markets Local Debt Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Emerging Markets Local Debt Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–88.27%(a)
Brazil–3.61%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2045	BRL	1,000,000	$780,971
Series F, 10.00%, 01/01/2027	BRL	13,000,000	2,446,309
			3,227,280

Chile–1.51%
Bonos de la Tesoreria de la Republica en pesos, 2.30%, 10/01/2028(b)	CLP	1,500,000,000	1,347,672

China–1.57%
China Development Bank,
Series 2315, 2.69%, 09/11/2033	CNY	10,000,000	1,406,113

Colombia–13.50%
Colombian TES,
Series B, 5.75%, 11/03/2027	COP	24,000,000,000	5,370,695
Series B, 6.00%, 04/28/2028	COP	19,465,000,000	4,330,402
Series B, 7.25%, 10/26/2050	COP	6,300,000,000	1,086,511
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,297,383
			12,084,991

Czech Republic–3.07%
Czech Republic Government Bond,
Series 105, 2.75%, 07/23/2029	CZK	30,000,000	1,186,380
Series 125, 1.50%, 04/24/2040	CZK	27,000,000	771,537
Series 78, 2.50%, 08/25/2028(b)	CZK	20,000,000	792,509
			2,750,426

Egypt–2.08%
Egypt Government Bond,
0.00%, 09/30/2025(c)	EGP	55,000,000	831,987
Egypt Treasury Bills,
Series 364D, 25.95%, 03/04/2025(d)	EGP	17,775,000	306,157
Series 364D, 30.50%, 03/11/2025(d)	EGP	30,000,000	514,624
Series 364D, 26.05%, 03/18/2025(d)	EGP	9,100,000	155,473
Series 364D, 26.10%, 03/25/2025(d)	EGP	3,125,000	53,176
			1,861,417

India–2.69%
India Government Bond, 7.32%, 11/13/2030	INR	200,000,000	2,411,716

	Principal Amount		Value
Indonesia–8.84%
Indonesia Treasury Bond,
Series FR82, 7.00%, 09/15/2030	IDR	15,000,000,000	$913,414
Series FR91, 6.38%, 04/15/2032	IDR	23,000,000,000	1,347,991
Series FR92, 7.13%, 06/15/2042	IDR	13,000,000,000	790,759
Series FR95, 6.38%, 08/15/2028	IDR	35,000,000,000	2,094,108
Series FR96, 7.00%, 02/15/2033	IDR	45,000,000,000	2,763,612
			7,909,884

Malaysia–7.74%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	7,000,000	1,476,356
Series 118, 3.88%, 03/14/2025	MYR	1,550,000	326,162
Series 119, 3.91%, 07/15/2026	MYR	2,000,000	422,305
Series 122, 3.58%, 07/15/2032	MYR	5,000,000	1,018,015
Series 219, 3.89%, 08/15/2029	MYR	11,000,000	2,315,166
Series 310, 4.50%, 04/15/2030	MYR	4,000,000	864,906
Series 519, 3.76%, 05/22/2040	MYR	2,500,000	499,574
			6,922,484

Mexico–4.62%
Mexican Bonos,
Series M, 7.00%, 09/03/2026	MXN	10,000,000	540,910
Series M, 8.50%, 03/01/2029	MXN	64,000,000	3,516,334
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,449,000	80,951
			4,138,195

Peru–4.41%
Peru Government Bond, 6.15%, 08/12/2032	PEN	13,575,000	3,406,814
Peruvian Government International Bond, 6.95%, 08/12/2031(b)	PEN	2,000,000	537,539
			3,944,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Emerging Markets Local Debt Fund

		Principal Amount	Value
Poland–10.70%
Republic of Poland Government Bond,
Series 0727, 2.50%, 07/25/2027	PLN	6,000,000	$1,354,974
Series 1026, 0.25%, 10/25/2026	PLN	18,000,000	3,927,083
Series 432, 1.75%, 04/25/2032	PLN	8,000,000	1,484,477
Series 527, 3.75%, 05/25/2027	PLN	6,000,000	1,412,206
Series 726, 2.50%, 07/25/2026	PLN	6,000,000	1,393,435
			9,572,175

Romania–4.63%
Romania Government Bond,
2.50%, 10/25/2027	RON	9,000,000	1,710,403
8.75%, 10/30/2028	RON	2,000,000	465,623
5.00%, 02/12/2029	RON	5,000,000	1,007,212
4.85%, 07/25/2029	RON	4,800,000	957,717
			4,140,955

South Africa–9.88%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	45,000,000	1,990,197
Series 2037, 8.50%, 01/31/2037	ZAR	55,000,000	2,185,243
Series 2040, 9.00%, 01/31/2040	ZAR	50,000,000	1,985,522
Series R209, 6.25%, 03/31/2036	ZAR	10,000,000	334,755
Series R-213, 7.00%, 02/28/2031	ZAR	55,000,000	2,347,280
			8,842,997

Supranational–4.79%
Corp. Andina de Fomento, 7.50%, 06/10/2030(b)	MXN	15,000,000	713,737
European Bank for Reconstruction and Development,
7.00%, 11/29/2024	VND	10,000,000,000	400,920
0.00%, 11/10/2030(c)	TRY	60,000,000	142,283
European Investment Bank, 2.75%, 08/25/2026(b)	PLN	8,000,000	1,853,608

		Principal Amount	Value
Supranational–(continued)
International Bank for Reconstruction & Development,
6.85%, 04/24/2028	INR	45,000,000	$533,369
6.50%, 04/17/2030	INR	50,000,000	577,099
International Finance Corp., 0.00%, 02/15/2029(b)(c)	TRY	7,300,000	65,031
			4,286,047

Thailand–4.63%
Thailand Government Bond,
1.00%, 06/17/2027	THB	20,000,000	516,736
2.88%, 12/17/2028	THB	80,000,000	2,191,050
2.00%, 12/17/2031	THB	5,000,000	128,558
3.78%, 06/25/2032	THB	45,000,000	1,306,334
			4,142,678
Total Non-U.S. Dollar Denominated Bonds & Notes
(Cost $82,120,352)			78,989,383

U.S. Dollar Denominated Bonds & Notes–0.12%
United States–0.12%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028 (Cost $120,000)		$120,000	112,547

		Shares

Money Market Funds–5.62%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(e)(f)		1,759,009	1,759,009
Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(e)(f)		1,256,026	1,256,403
Invesco Treasury Portfolio, Institutional Class, 5.22%(e)(f)		2,010,297	2,010,297
Total Money Market Funds (Cost $5,025,759)			5,025,709

Options Purchased–0.35%
(Cost $611,889)(g)			316,540
TOTAL INVESTMENTS IN SECURITIES–94.36% (Cost $87,878,000)			84,444,179
OTHER ASSETS LESS LIABILITIES–5.64%			5,043,905
NET ASSETS–100.00%			$89,488,084

Investment Abbreviations:

BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
THB	– Thai Baht
TRY	– Turkish Lira
VND	– Viet Nam Dong
ZAR	– South African Rand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $6,688,430, which represented 7.47% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,607,369	$12,449,371	$(16,297,731)	$-	$-	$1,759,009	$40,078
Invesco Liquid Assets Portfolio, Institutional Class	4,005,509	8,892,408	(11,641,235)	(204)	(75)	1,256,403	29,365
Invesco Treasury Portfolio, Institutional Class	6,408,422	14,227,853	(18,625,978)	-	-	2,010,297	45,538
Total	$16,021,300	$35,569,632	$(46,564,944)	$(204)	$(75)	$5,025,709	$114,981

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus CNH	Call	Deutsche Bank AG	09/05/2024	CNH	7.25	USD	3,330,000	$ 25,435
USD versus CNH	Call	Deutsche Bank AG	11/06/2024	CNH	7.35	USD	3,400,000	20,488
Subtotal – Foreign Currency Call Options Purchased								45,923
Currency Risk
CNH versus INR	Put	Deutsche Bank AG	07/31/2024	INR	11.55	CNH	25,200,000	22,978
CNH versus INR	Put	Morgan Stanley and Co. International PLC	09/11/2024	INR	11.40	CNH	10,000,000	5,315
EUR versus CZK	Put	Deutsche Bank AG	06/26/2024	CZK	25.00	EUR	3,100,000	9,157
EUR versus KRW	Put	Merrill Lynch International	05/20/2024	KRW	1,420.00	EUR	4,000,000	337
EUR versus MXN	Put	Deutsche Bank AG	07/05/2024	MXN	17.70	EUR	5,350,000	10,962
EUR versus MXN	Put	Merrill Lynch International	08/15/2024	MXN	17.85	EUR	4,000,000	18,945
EUR versus PLN	Put	Deutsche Bank AG	06/03/2024	PLN	4.30	EUR	4,220,000	15,119
EUR versus PLN	Put	Deutsche Bank AG	06/14/2024	PLN	4.26	EUR	6,625,000	11,411
USD versus BRL	Put	Morgan Stanley and Co. International PLC	07/18/2024	BRL	5.15	USD	3,100,000	38,958
USD versus CLP	Put	Deutsche Bank AG	06/06/2024	CLP	920.00	USD	4,000,000	13,308
USD versus COP	Put	Merrill Lynch International	07/19/2024	COP	3,870.00	USD	2,700,000	29,654
USD versus COP	Put	Morgan Stanley and Co. International PLC	05/28/2024	COP	3,900.00	USD	2,700,000	22,372
USD versus TRY	Put	Merrill Lynch International	09/25/2024	TRY	36.75	USD	2,500,000	61,398
USD versus TRY	Put	Merrill Lynch International	11/29/2024	TRY	35.00	USD	1,775,000	10,703
Subtotal – Foreign Currency Put Options Purchased								270,617
Total Foreign Currency Options Purchased								$316,540

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $270,000.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

CNH versus INR	Call	Morgan Stanley and Co. International PLC	09/11/2024	INR	12.00	CNH	10,000,000	$(4,172)

EUR versus BRL	Call	Merrill Lynch International	06/13/2024	BRL	5.68	EUR	3,400,000	(27,765)

EUR versus BRL	Call	Merrill Lynch International	07/09/2024	BRL	5.65	EUR	3,140,000	(46,046)

EUR versus BRL	Call	Morgan Stanley and Co. International PLC	05/15/2024	BRL	5.67	EUR	3,340,000	(8,505)

EUR versus COP	Call	Merrill Lynch International	06/06/2024	COP	4,500.00	EUR	3,350,000	(6,996)

EUR versus COP	Call	Morgan Stanley and Co. International PLC	05/15/2024	COP	4,720.00	EUR	3,340,000	(68)

EUR versus COP	Call	Morgan Stanley and Co. International PLC	08/02/2024	COP	4,670.00	EUR	1,700,000	(7,600)

USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	10/21/2024	ZAR	21.50	USD	4,000,000	(37,616)

Subtotal – Foreign Currency Call Options Written								(138,768)

Currency Risk

CNH versus INR	Put	Deutsche Bank AG	07/31/2024	INR	11.40	CNH	37,800,000	(14,138)

EUR versus BRL	Put	Merrill Lynch International	06/13/2024	BRL	5.23	EUR	3,400,000	(1,168)

EUR versus BRL	Put	Merrill Lynch International	07/09/2024	BRL	5.30	EUR	3,140,000	(5,945)

EUR versus BRL	Put	Morgan Stanley and Co. International PLC	05/15/2024	BRL	5.17	EUR	3,340,000	(18)

EUR versus COP	Put	Merrill Lynch International	06/06/2024	COP	4,200.00	EUR	3,350,000	(41,979)

EUR versus COP	Put	Morgan Stanley and Co. International PLC	05/15/2024	COP	4,100.00	EUR	3,340,000	(4,780)

EUR versus COP	Put	Morgan Stanley and Co. International PLC	08/02/2024	COP	4,200.00	EUR	1,700,000	(28,175)

EUR versus KRW	Put	Merrill Lynch International	05/20/2024	KRW	1,390.00	EUR	5,335,000	(51)

EUR versus MXN	Put	Deutsche Bank AG	07/05/2024	MXN	17.40	EUR	6,690,000	(4,512)

EUR versus MXN	Put	Merrill Lynch International	08/15/2024	MXN	17.35	EUR	5,350,000	(6,572)

EUR versus PLN	Put	Deutsche Bank AG	06/03/2024	PLN	4.23	EUR	4,925,000	(2,633)

EUR versus PLN	Put	Deutsche Bank AG	06/14/2024	PLN	4.21	EUR	7,950,000	(3,699)

USD versus BRL	Put	Morgan Stanley and Co. International PLC	07/18/2024	BRL	5.00	USD	4,650,000	(18,949)

USD versus CLP	Put	Deutsche Bank AG	06/06/2024	CLP	900.00	USD	5,350,000	(6,281)

USD versus COP	Put	Merrill Lynch International	07/19/2024	COP	3,700.00	USD	4,050,000	(9,768)

USD versus COP	Put	Morgan Stanley and Co. International PLC	05/28/2024	COP	3,750.00	USD	4,050,000	(3,402)

USD versus TRY	Put	Merrill Lynch International	09/25/2024	TRY	34.50	USD	2,500,000	(17,685)

Subtotal – Foreign Currency Put Options Written								(169,755)

Total – Foreign Currency Options Written								$(308,523)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $270,000.

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
06/20/2024	Barclays Bank PLC	IDR	1,778,980,000	USD	109,301	$48
06/20/2024	BNP Paribas S.A.	COP	153,060,000	USD	38,895	164
06/20/2024	BNP Paribas S.A.	IDR	3,197,660,000	USD	202,668	6,289
06/20/2024	BNP Paribas S.A.	MXN	3,690,000	USD	220,435	6,673
06/20/2024	Citibank, N.A.	MXN	3,615,000	USD	209,498	81
06/21/2024	Citibank, N.A.	CLP	247,280,000	USD	260,018	2,570
05/03/2024	Deutsche Bank AG	BRL	140,000	USD	27,070	108
05/13/2024	Deutsche Bank AG	USD	726,522	MXN	12,475,400	570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

05/28/2024	Deutsche Bank AG	USD	172,250	MXN	3,020,000	$3,341

06/05/2024	Deutsche Bank AG	PLN	1,852,580	USD	463,145	6,597

06/20/2024	Deutsche Bank AG	HUF	38,380,000	USD	106,181	1,792

06/20/2024	Deutsche Bank AG	MXN	7,935,140	USD	465,214	5,530

06/20/2024	Deutsche Bank AG	PEN	7,740,923	USD	2,102,379	47,332

06/20/2024	Deutsche Bank AG	RON	7,010,070	USD	1,540,980	38,657

06/20/2024	Deutsche Bank AG	USD	562,386	ZAR	10,852,000	11,966

06/20/2024	Deutsche Bank AG	ZAR	542,808	USD	28,963	235

06/28/2024	Deutsche Bank AG	CZK	23,445,300	USD	1,001,080	6,049

07/22/2024	Deutsche Bank AG	PLN	2,500,000	USD	618,742	2,986

05/03/2024	Goldman Sachs International	BRL	25,331,854	USD	4,898,799	20,346

06/05/2024	Goldman Sachs International	EUR	980,000	USD	1,071,112	23,871

06/20/2024	Goldman Sachs International	INR	212,622,000	USD	2,558,905	16,457

06/20/2024	Goldman Sachs International	PLN	740,000	USD	184,091	1,759

06/20/2024	Goldman Sachs International	THB	6,300,000	USD	172,094	1,457

06/20/2024	Goldman Sachs International	USD	19,286	COP	76,620,000	102

06/20/2024	HSBC Bank USA	PLN	19,374,081	USD	4,945,080	171,408

05/28/2024	J.P. Morgan Chase Bank, N.A.	USD	952,755	MXN	16,397,574	647

06/20/2024	J.P. Morgan Chase Bank, N.A.	BRL	1,210,000	USD	238,270	6,309

06/20/2024	J.P. Morgan Chase Bank, N.A.	CZK	4,200,000	USD	180,357	2,121

06/20/2024	J.P. Morgan Chase Bank, N.A.	EUR	136,000	USD	148,167	2,739

06/20/2024	J.P. Morgan Chase Bank, N.A.	HUF	24,110,000	USD	66,031	455

06/20/2024	J.P. Morgan Chase Bank, N.A.	IDR	1,977,360,000	USD	121,518	81

06/20/2024	J.P. Morgan Chase Bank, N.A.	KRW	518,737,500	USD	386,066	10,915

06/20/2024	J.P. Morgan Chase Bank, N.A.	PLN	960,000	USD	242,752	6,213

06/20/2024	J.P. Morgan Chase Bank, N.A.	RON	260,000	USD	56,725	1,004

06/20/2024	J.P. Morgan Chase Bank, N.A.	THB	18,450,000	USD	504,038	4,317

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	2,783,839	CNY	19,900,000	13,196

07/22/2024	J.P. Morgan Chase Bank, N.A.	USD	700,000	PLN	3,110,800	66,197

05/28/2024	Merrill Lynch International	MXN	15,001,350	USD	910,000	37,779

06/20/2024	Merrill Lynch International	KRW	635,500,000	USD	460,334	740

06/20/2024	Merrill Lynch International	USD	30,546	ZAR	580,000	151

05/03/2024	Morgan Stanley and Co. International PLC	BRL	1,526,300	USD	295,120	1,182

06/20/2024	Morgan Stanley and Co. International PLC	IDR	3,397,260,000	USD	210,637	2,000

06/20/2024	Morgan Stanley and Co. International PLC	INR	51,943,750	USD	626,198	5,076

06/20/2024	Morgan Stanley and Co. International PLC	MXN	2,100,000	USD	122,826	1,173

06/20/2024	Morgan Stanley and Co. International PLC	PEN	3,490,000	USD	942,988	16,469

06/20/2024	Morgan Stanley and Co. International PLC	ZAR	3,900,000	USD	207,393	981

06/21/2024	Morgan Stanley and Co. International PLC	CLP	1,006,120,000	USD	1,061,235	13,741

06/21/2024	Morgan Stanley and Co. International PLC	USD	964,765	CLP	937,423,000	11,208

06/20/2024	Standard Chartered Bank PLC	IDR	3,514,690,000	USD	221,064	5,215

06/20/2024	Standard Chartered Bank PLC	MYR	1,390,000	USD	294,223	3,409

06/20/2024	Standard Chartered Bank PLC	PEN	1,480,000	USD	399,968	7,060

06/20/2024	Standard Chartered Bank PLC	USD	1,019,050	RON	4,773,000	3,848

06/20/2024	Standard Chartered Bank PLC	ZAR	4,513,192	USD	240,688	1,823

09/18/2024	Standard Chartered Bank PLC	USD	609,737	TRY	23,730,000	21,359

06/20/2024	UBS AG	RON	260,000	USD	56,780	1,060

Subtotal–Appreciation						624,856

Currency Risk
05/03/2024	Barclays Bank PLC	BRL	270,000	USD	51,872	(125)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

05/03/2024	Barclays Bank PLC	USD	52,206	BRL	270,000	$(209)

06/20/2024	Barclays Bank PLC	MXN	1,250,000	USD	72,254	(158)

06/20/2024	Barclays Bank PLC	RON	300,000	USD	64,121	(171)

06/20/2024	BNP Paribas S.A.	INR	7,210,000	USD	86,202	(13)

05/03/2024	Citibank, N.A.	BRL	9,730,000	USD	1,844,970	(28,851)

05/03/2024	Citibank, N.A.	USD	1,881,357	BRL	9,730,000	(7,536)

05/28/2024	Citibank, N.A.	USD	210,295	MXN	3,615,436	(84)

06/20/2024	Citibank, N.A.	CNY	370,000	USD	51,619	(386)

06/20/2024	Citibank, N.A.	COP	2,055,923,193	USD	518,237	(2,000)

06/21/2024	Citibank, N.A.	CLP	521,625,000	USD	541,335	(1,740)

05/03/2024	Deutsche Bank AG	USD	27,743	BRL	140,000	(781)

06/05/2024	Deutsche Bank AG	USD	463,145	EUR	422,000	(12,191)

06/20/2024	Deutsche Bank AG	COP	23,290,571,807	USD	5,860,038	(33,482)

06/20/2024	Deutsche Bank AG	HUF	34,310,000	USD	92,443	(876)

06/20/2024	Deutsche Bank AG	USD	284,363	COP	1,082,020,000	(10,566)

06/20/2024	Deutsche Bank AG	USD	449,611	EUR	410,000	(11,187)

06/20/2024	Deutsche Bank AG	USD	2,506,059	IDR	39,115,816,382	(103,825)

06/20/2024	Deutsche Bank AG	USD	7	KRW	8,708	(0)

06/20/2024	Deutsche Bank AG	USD	4,869,841	MXN	82,651,944	(81,803)

06/20/2024	Deutsche Bank AG	USD	994,098	PLN	4,000,209	(8,467)

06/20/2024	Deutsche Bank AG	USD	214,603	RON	990,000	(2,437)

06/20/2024	Deutsche Bank AG	USD	2,917,583	THB	103,440,879	(115,872)

06/20/2024	Deutsche Bank AG	ZAR	3,530,000	USD	185,983	(846)

06/21/2024	Deutsche Bank AG	CLP	504,630,000	USD	509,367	(16,014)

06/21/2024	Deutsche Bank AG	USD	91,803	CLP	86,680,000	(1,558)

06/28/2024	Deutsche Bank AG	USD	1,001,080	EUR	930,000	(6,254)

07/22/2024	Deutsche Bank AG	PLN	450,000	USD	101,928	(8,908)

11/08/2024	Deutsche Bank AG	USD	612,000	CNY	4,326,840	(3,075)

05/03/2024	Goldman Sachs International	USD	5,022,197	BRL	25,331,854	(143,744)

06/04/2024	Goldman Sachs International	USD	1,486,359	BRL	7,699,077	(7,714)

06/20/2024	Goldman Sachs International	USD	1,539,202	CZK	36,186,000	(3,570)

06/20/2024	Goldman Sachs International	USD	225,034	EUR	210,000	(476)

06/20/2024	Goldman Sachs International	USD	783,556	MXN	13,160,000	(21,195)

06/20/2024	Goldman Sachs International	USD	243,044	PLN	969,000	(4,288)

06/20/2024	Goldman Sachs International	USD	605,948	THB	22,105,000	(7,231)

06/20/2024	Goldman Sachs International	USD	115,447	ZAR	2,169,000	(651)

06/20/2024	HSBC Bank USA	THB	2,630,000	USD	71,112	(122)

06/20/2024	HSBC Bank USA	USD	1,063,736	MYR	5,057,000	(5,717)

06/20/2024	HSBC Bank USA	USD	65,412	PLN	260,000	(1,350)

06/20/2024	HSBC Bank USA	ZAR	1,090,000	USD	56,779	(911)

07/22/2024	HSBC Bank USA	USD	93,934	PLN	380,000	(339)

11/08/2024	HSBC Bank USA	CNY	650,000	USD	90,636	(840)

05/03/2024	J.P. Morgan Chase Bank, N.A.	BRL	2,620,000	USD	498,354	(6,211)

05/03/2024	J.P. Morgan Chase Bank, N.A.	USD	506,593	BRL	2,620,000	(2,029)

05/13/2024	J.P. Morgan Chase Bank, N.A.	EUR	665,000	USD	708,786	(1,181)

06/04/2024	J.P. Morgan Chase Bank, N.A.	USD	3,920,981	BRL	20,268,000	(28,414)

06/20/2024	J.P. Morgan Chase Bank, N.A.	CZK	2,030,000	USD	85,227	(920)

06/20/2024	J.P. Morgan Chase Bank, N.A.	EUR	1,938,300	USD	2,068,509	(4,164)

06/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	3,240,000	USD	186,662	(1,032)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	1,052,746	EUR	960,000	(26,194)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	114,148	IDR	1,799,110,000	$(3,659)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	31,383	KRW	41,081,141	(1,673)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	1,088,280	MXN	18,360,056	(24,680)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	108,746	RON	500,000	(1,591)

06/20/2024	J.P. Morgan Chase Bank, N.A.	ZAR	8,622,000	USD	450,893	(5,434)

06/21/2024	J.P. Morgan Chase Bank, N.A.	USD	1,391,400	CLP	1,320,550,000	(16,546)

10/23/2024	J.P. Morgan Chase Bank, N.A.	ZAR	15,609,600	USD	800,000	(17,885)

05/13/2024	Merrill Lynch International	MXN	12,475,400	USD	719,043	(8,048)

05/13/2024	Merrill Lynch International	USD	719,043	EUR	665,000	(9,076)

05/28/2024	Merrill Lynch International	MXN	8,031,660	USD	455,000	(11,983)

06/20/2024	Merrill Lynch International	USD	18,769	CZK	440,000	(97)

06/20/2024	Merrill Lynch International	USD	1,872,643	MYR	8,720,900	(48,069)

06/20/2024	Merrill Lynch International	USD	200,282	ZAR	3,779,000	(275)

06/21/2024	Merrill Lynch International	USD	1,336,206	CLP	1,267,404,651	(16,683)

07/23/2024	Merrill Lynch International	COP	820,125,000	USD	202,500	(3,959)

05/03/2024	Morgan Stanley and Co. International PLC	USD	302,244	BRL	1,526,300	(8,306)

06/20/2024	Morgan Stanley and Co. International PLC	USD	1,989,087	CZK	46,106,700	(32,447)

06/20/2024	Morgan Stanley and Co. International PLC	USD	972,680	INR	80,820,000	(6,267)

06/20/2024	Morgan Stanley and Co. International PLC	USD	1,038,044	KRW	1,372,965,211	(45,114)

06/20/2024	Morgan Stanley and Co. International PLC	USD	964,462	MXN	16,215,000	(25,125)

06/20/2024	Morgan Stanley and Co. International PLC	USD	526,683	THB	18,721,121	(19,619)

06/20/2024	Morgan Stanley and Co. International PLC	USD	10,634	ZAR	200,000	(49)

07/22/2024	Morgan Stanley and Co. International PLC	BRL	1,923,035	USD	362,700	(4,765)

06/20/2024	Standard Chartered Bank PLC	USD	3,077,743	HUF	1,122,668,263	(24,219)

06/20/2024	Standard Chartered Bank PLC	USD	195,380	IDR	3,118,857,000	(3,841)

06/21/2024	Standard Chartered Bank PLC	USD	11,673	CLP	11,100,000	(116)

05/06/2024	State Street Bank & Trust Co.	CNH	4,831,849	USD	665,762	(360)

Subtotal–Depreciation						(1,067,594)

Total Forward Foreign Currency Contracts						$(442,738)

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk
Pay	28 Day MXN TIIE	28 days	9.97%	28 days	06/16/2027	MXN	80,000,000	$–	$–	$–

Receive	FBIL Overnight MIBOR Semi-Annually		(6.66)	Semi-Annually	04/18/2026	INR	450,000,000	–	893	893

Pay	BZDIOVRA	At Maturity	10.93	At Maturity	01/04/2027	BRL	12,119,346	–	1,062	1,062

Pay	6 Month CZK PRIBOR	Semi-Annually	4.58	Annually	07/20/2026	CZK	40,000,000	–	2,617	2,617

Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	62,500,000	–	2,896	2,896

Receive	6 Month CZK PRIBOR	Semi-Annually	(4.13)	Annually	04/22/2034	CZK	14,000,000	–	3,471	3,471

Receive	SOFR	Annually	(4.01)	Annually	11/13/2053	USD	560,000	–	3,703	3,703

Pay	6 Month CZK PRIBOR	Semi-Annually	4.72	Annually	12/20/2025	CZK	117,000,000	–	5,238	5,238

Receive	SOFR	Annually	(3.85)	Annually	04/01/2034	USD	150,000	–	5,521	5,521

Pay	KWCDC	Quarterly	3.71	Quarterly	11/20/2025	KRW	4,650,000,000	–	5,772	5,772

Pay	3 Month CNRR007	Quarterly	2.08	Quarterly	07/19/2025	CNY	40,000,000	–	6,851	6,851

Pay	3 Month CNRR007	Quarterly	2.44	Quarterly	04/27/2027	CNY	5,000,000	–	8,431	8,431

Pay	KWCDC	Quarterly	3.77	Quarterly	11/17/2025	KRW	4,650,000,000	–	8,795	8,795

Pay	3 Month CNRR007	Quarterly	2.51	Quarterly	07/18/2027	CNY	5,000,000	–	10,414	10,414

Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	158,700,000	–	14,296	14,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	SOFR	Annually	(4.31)%	Annually	04/12/2029	USD	2,100,000	$–	$17,101	$17,101

Pay	3 Month CNRR007	Quarterly	2.70	Quarterly	11/24/2027	CNY	6,000,000	–	18,680	18,680

Pay	3 Month CNRR007	Quarterly	2.36	Quarterly	04/12/2027	CNY	15,000,000	–	20,515	20,515

Receive	BZDIOVRA	At Maturity	(11.14)	At Maturity	01/02/2029	BRL	12,341,863	–	23,226	23,226

Receive	SOFR	Annually	(4.04)	Annually	04/05/2034	USD	1,150,000	–	25,618	25,618

Receive	SOFR	Annually	(3.92)	Annually	12/01/2033	USD	1,210,000	–	38,208	38,208

Receive	3 Month JIBAR	Quarterly	(8.14)	Quarterly	11/20/2028	ZAR	30,500,000	–	40,140	40,140

Receive	SOFR	Annually	(3.44)	Annually	01/09/2054	USD	420,000	–	42,350	42,350

Receive	6 Month WIBOR	Semi-Annually	(4.02)	Annually	07/18/2027	PLN	11,600,000	–	51,881	51,881

Pay	6 Month BUBOR	Semi-Annually	9.78	Annually	08/04/2027	HUF	300,000,000	–	63,499	63,499

Receive	6 Month WIBOR	Semi-Annually	(4.71)	Annually	09/22/2033	PLN	5,880,000	–	68,137	68,137

Pay	6 Month BUBOR	Semi-Annually	9.61	Annually	07/27/2027	HUF	389,700,000	–	76,586	76,586

Receive	BZDIOVRA	At Maturity	(10.51)	At Maturity	01/02/2029	BRL	11,428,031	–	82,393	82,393

Receive	28 Day MXN TIIE	28 days	(8.71)	28 days	08/12/2033	MXN	27,530,000	–	84,011	84,011

Receive	28 Day MXN TIIE	28 days	(8.48)	28 days	12/22/2033	MXN	72,900,000	–	85,427	85,427

Receive	3 Month COOVIBR	Quarterly	(7.70)	Quarterly	07/18/2033	COP	8,950,000,000	–	104,879	104,879

Subtotal – Appreciation								–	922,611	922,611

Interest Rate Risk

Pay	28 Day MXN TIIE	28 days	8.69	28 days	01/19/2029	MXN	69,000,000	–	(162,283)	(162,283)

Pay	28 Day MXN TIIE	28 days	8.67	28 days	05/29/2031	MXN	50,000,000	–	(138,199)	(138,199)

Pay	BZDIOVRA	At Maturity	9.93	At Maturity	07/01/2026	BRL	34,955,038	–	(120,697)	(120,697)

Pay	BZDIOVRA	At Maturity	9.84	At Maturity	01/04/2027	BRL	20,320,980	–	(108,848)	(108,848)

Pay	6 Month BUBOR	Semi-Annually	5.74	Annually	02/19/2029	HUF	490,000,000	–	(68,226)	(68,226)

Pay	BZDIOVRA	At Maturity	9.93	At Maturity	01/04/2027	BRL	13,271,824	–	(64,732)	(64,732)

Pay	BZDIOVRA	At Maturity	10.05	At Maturity	01/04/2027	BRL	13,780,008	–	(58,840)	(58,840)

Pay	6 Month WIBOR	Semi-Annually	4.90	Annually	02/19/2027	PLN	17,000,000	–	(56,896)	(56,896)

Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	6,875,269	–	(41,008)	(41,008)

Receive	CLICP	Semi-Annually	(6.28)	Semi-Annually	03/08/2028	CLP	1,117,250,000	–	(40,331)	(40,331)

Receive	3 Month CNRR007	Quarterly	(2.82)	Quarterly	03/23/2028	CNY	10,000,000	–	(38,759)	(38,759)

Pay	6 Month CZK PRIBOR	Semi-Annually	3.71	Annually	03/22/2027	CZK	52,750,000	–	(38,662)	(38,662)

Pay	BZDIOVRA	At Maturity	10.30	At Maturity	01/04/2027	BRL	12,478,014	–	(36,956)	(36,956)

Pay	28 Day MXN TIIE	28 days	9.42	28 days	06/03/2027	MXN	33,900,000	–	(34,659)	(34,659)

Pay	6 Month WIBOR	Semi-Annually	4.61	Annually	01/26/2029	PLN	4,700,000	–	(32,092)	(32,092)

Pay	TTHORON	Quarterly	2.60	Quarterly	04/24/2033	THB	45,000,000	–	(27,353)	(27,353)

Pay	6 Month CZK PRIBOR	Semi-Annually	3.75	Annually	04/05/2029	CZK	31,000,000	–	(26,022)	(26,022)

Pay	28 Day MXN TIIE	28 days	9.13	28 days	02/11/2028	MXN	14,000,000	–	(20,052)	(20,052)

Pay	6 Month BUBOR	Semi-Annually	6.55	Annually	12/01/2028	HUF	330,000,000	–	(15,536)	(15,536)

Pay	FBIL Overnight MIBOR	Semi-Annually	6.31	Semi-Annually	02/14/2029	INR	100,000,000	–	(15,349)	(15,349)

Pay	28 Day MXN TIIE	28 days	9.53	28 days	04/18/2029	MXN	31,300,000	–	(14,161)	(14,161)

Pay	KWCDC	Quarterly	3.32	Quarterly	04/05/2025	KRW	6,750,000,000	–	(13,766)	(13,766)

Pay	BZDIOVRA	At Maturity	10.47	At Maturity	01/02/2026	BRL	34,620,800	–	(13,460)	(13,460)

Receive	3 Month COOVIBR	Quarterly	(8.96)	Quarterly	05/23/2032	COP	1,900,000,000	–	(13,352)	(13,352)

Pay	6 Month WIBOR	Semi-Annually	5.06	Annually	03/28/2029	PLN	4,600,000	–	(10,543)	(10,543)

Pay	6 Month CZK PRIBOR	Semi-Annually	4.05	Annually	06/26/2026	CZK	28,000,000	–	(10,439)	(10,439)

Receive	3 Month JIBAR	Quarterly	(9.03)	Quarterly	04/16/2029	ZAR	25,000,000	–	(7,102)	(7,102)

Receive	3 Month COOVIBR	Quarterly	(8.59)	Quarterly	05/31/2032	COP	3,215,000,000	–	(5,477)	(5,477)

Pay	BZDIOVRA	At Maturity	10.71	At Maturity	01/04/2027	BRL	4,191,368	–	(3,996)	(3,996)

Pay	TTHORON	Quarterly	2.86	Quarterly	04/18/2034	THB	26,900,000	–	(3,638)	(3,638)

Pay	6 Month CZK PRIBOR	Semi-Annually	4.21	Annually	12/20/2028	CZK	55,900,000	–	(3,193)	(3,193)

Receive	6 Month CZK PRIBOR	Semi-Annually	(4.26)	Annually	08/17/2033	CZK	14,000,000	–	(1,852)	(1,852)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	6 Month CZK PRIBOR	Semi-Annually	(4.22)%	Annually	04/19/2034	CZK	18,000,000	$–	$(1,205)	$(1,205)
Pay	KWCDC	Quarterly	3.50	Quarterly	12/07/2025	KRW	1,000,000,000	–	(1,100)	(1,100)

Subtotal–Depreciation								–	(1,248,784)	(1,248,784)

Total Centrally Cleared Interest Rate Swap Agreements								$–	$(326,173)	$(326,173)

(a)	Centrally cleared swap agreements collateralized by $1,183,570 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Standard Chartered Bank PLC	Pay	3 Month KLIB	Quarterly	3.58%	Quarterly	05/19/2028	MYR 11,000,000	$–	$(15,175)	$(15,175)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $270,000.

Abbreviations:

BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNRR007	–China 7-Day Reverse Repo Rate
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
FBIL	–Financial Benchmarks India Private Ltd.
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
KRW	–South Korean Won
KWCDC	–South Korean Won Certificate of Deposit
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
PEN	–Peruvian Sol
PLN	–Polish Zloty
PRIBOR	–Prague Interbank Offerred Rate
RON	–Romania New Leu
SOFR	–Secured Overnight Financing Rate
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
TRY	–Turkish Lira
TTHORON	–Thai Overnight Repurchase Rate
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Emerging Markets Local Debt Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Sovereign Debt	80.37%
Financials	5.27
Other Sectors, Each Less than 2% of Net Assets	3.10
Money Market Funds Plus Other Assets Less Liabilities	11.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Emerging Markets Local Debt Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $82,852,241)	$79,418,470

Investments in affiliated money market funds, at value (Cost $5,025,759)	5,025,709

Other investments:
Swaps receivable – OTC	332

Unrealized appreciation on forward foreign currency contracts outstanding	624,856

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	1,183,570

Cash collateral – OTC Derivatives	270,000

Cash	446,341

Foreign currencies, at value (Cost $512,384)	520,193

Receivable for:
Investments sold	2,708,493

Fund shares sold	45,208

Dividends	13,240

Interest	1,418,120

Cash segregated as collateral	40,080

Investment for trustee deferred compensation and retirement plans	28,244

Other assets	34,217

Total assets	91,777,073

Liabilities:
Other investments:
Options written, at value (premiums received $688,027)	308,523

Variation margin payable – centrally cleared swap agreements	44,710

Unrealized depreciation on forward foreign currency contracts outstanding	1,067,594

Unrealized depreciation on swap agreements–OTC	15,175

Payable for:
Investments purchased	531,602

Dividends	114,303

Fund shares reacquired	90,386

Accrued foreign taxes	303

Accrued fees to affiliates	38,782

Accrued other operating expenses	49,367

Trustee deferred compensation and retirement plans	28,244

Total liabilities	2,288,989

Net assets applicable to shares outstanding	$89,488,084

Net assets consist of:
Shares of beneficial interest	$108,065,873

Distributable earnings (loss)	(18,577,789)

$89,488,084

Net Assets:
Class A	$22,127,063

Class C	$3,643,436

Class R	$1,801,059

Class Y	$59,005,345

Class R5	$7,922

Class R6	$2,903,259

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,216,036

Class C	693,908

Class R	343,055

Class Y	11,233,651

Class R5	1,508

Class R6	553,138

Class A:
Net asset value per share	$5.25

Maximum offering price per share (Net asset value of $5.25 ÷ 95.75%)	$5.48

Class C:
Net asset value and offering price per share	$5.25

Class R:
Net asset value and offering price per share	$5.25

Class Y:
Net asset value and offering price per share	$5.25

Class R5:
Net asset value and offering price per share	$5.25

Class R6:
Net asset value and offering price per share	$5.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Emerging Markets Local Debt Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $47,999)	$3,253,688

Dividends from affiliated money market funds	114,981

Total investment income	3,368,669

Expenses:
Advisory fees	332,611

Administrative services fees	7,026

Custodian fees	37,974

Distribution fees:
Class A	28,545

Class C	19,965

Class R	4,608

Transfer agent fees – A, C, R and Y	114,375

Transfer agent fees – R5	2

Transfer agent fees – R6	440

Trustees’ and officers’ fees and benefits	9,147

Registration and filing fees	40,352

Reports to shareholders	28,391

Professional services fees	33,584

Other	5,283

Total expenses	662,303

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(149,673)

Net expenses	512,630

Net investment income	2,856,039

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $2,046)	(970,530)

Affiliated investment securities	(75)

Foreign currencies	66,096

Forward foreign currency contracts	(987,873)

Futures contracts	(14,546)

Option contracts written	579,814

Swap agreements	(488,456)

(1,815,570)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $95)	2,425,398

Affiliated investment securities	(204)

Foreign currencies	(50,174)

Forward foreign currency contracts	(10,240)

Option contracts written	169,978

Swap agreements	43,178

2,577,936

Net realized and unrealized gain	762,366

Net increase in net assets resulting from operations	$3,618,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Emerging Markets Local Debt Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023
Operations:
Net investment income	$2,856,039	$5,717,037

Net realized gain (loss)	(1,815,570)	(1,387,675)

Change in net unrealized appreciation	2,577,936	6,594,167

Net increase in net assets resulting from operations	3,618,405	10,923,529

Distributions to shareholders from distributable earnings:
Class A	(717,435)	(1,040,095)

Class C	(107,156)	(181,423)

Class R	(54,288)	(73,944)

Class Y	(2,072,323)	(3,006,309)

Class R5	(263)	(387)

Class R6	(95,608)	(137,755)

Total distributions from distributable earnings	(3,047,073)	(4,439,913)

Return of capital:
Class A	–	(314,536)

Class C	–	(54,865)

Class R	–	(22,362)

Class Y	–	(909,145)

Class R5	–	(117)

Class R6	–	(41,659)

Total return of capital	–	(1,342,684)

Total distributions	(3,047,073)	(5,782,597)

Share transactions–net:
Class A	(1,316,991)	1,328,689

Class C	(515,723)	(688,219)

Class R	55,000	174,201

Class Y	(7,816,939)	15,005,385

Class R6	(50,251)	187,652

Net increase (decrease) in net assets resulting from share transactions	(9,644,904)	16,007,708

Net increase (decrease) in net assets	(9,073,572)	21,148,640

Net assets:
Beginning of period	98,561,656	77,413,016

End of period	$89,488,084	$98,561,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Emerging Markets Local Debt Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Return of capital		Total distributions		Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$5.23	$0.16		$0.03	$0.19	$(0.17)		$–		$(0.17)		$5.25	3.49	%(e)	$22,127	1.20	%(e)(f)	1.50	%(e)(f)	5.74	%(e)(f)	53%
Year ended 10/31/23	4.89	0.31		0.35	0.66	(0.25)		(0.07)		(0.32)		5.23	13.38	(e)	23,309	1.32	(e)	1.49	(e)	5.79	(e)	143
Year ended 10/31/22	6.17	0.25		(1.26)	(1.01)	–		(0.27)		(0.27)		4.89	(16.80	)(e)	20,621	1.45	(e)(g)	1.45	(e)(g)	4.47	(e)(g)	137
Year ended 10/31/21	6.53	0.29		(0.40)	(0.11)	(0.06)		(0.19)		(0.25)		6.17	(1.81)		36,826	1.23		1.35		4.38		107
Year ended 10/31/20	6.99	0.24		(0.45)	(0.21)	(0.07)		(0.18)		(0.25)		6.53	(3.01	)(e)	36,680	1.15	(e)	1.28	(e)	3.57	(e)	50
Five months ended 10/31/19	6.68	0.16		0.30	0.46	(0.09)		(0.06)		(0.15)		6.99	6.99		48,921	1.15	(f)	1.32	(f)	5.66	(f)	21
Year ended 05/31/19	7.02	0.39		(0.34)	0.05	(0.18)		(0.21)		(0.39)		6.68	0.85		44,188	1.16		1.27		5.82		67
Class C
Six months ended 04/30/24	5.23	0.14		0.03	0.17	(0.15)		–		(0.15)		5.25	3.11		3,643	1.95	(f)	2.26	(f)	4.99	(f)	53
Year ended 10/31/23	4.89	0.27		0.35	0.62	(0.21)		(0.07)		(0.28)		5.23	12.54		4,122	2.08		2.25		5.03		143
Year ended 10/31/22	6.17	0.21		(1.27)	(1.06)	–		(0.22)		(0.22)		4.89	(17.45)		4,473	2.21	(g)	2.21	(g)	3.71	(g)	137
Year ended 10/31/21	6.53	0.24		(0.40)	(0.16)	(0.05)		(0.15)		(0.20)		6.17	(2.62)		7,568	2.02		2.10		3.59		107
Year ended 10/31/20	6.99	0.18		(0.45)	(0.27)	(0.05)		(0.14)		(0.19)		6.53	(3.83)		11,457	2.00		2.04		2.72		50
Five months ended 10/31/19	6.68	0.14		0.30	0.44	(0.08)		(0.05)		(0.13)		6.99	6.61		15,332	2.00	(f)	2.08	(f)	4.81	(f)	21
Year ended 05/31/19	7.02	0.33		(0.34)	(0.01)	(0.15)		(0.18)		(0.33)		6.68	(0.14)		16,488	2.01		2.04		4.97		67
Class R
Six months ended 04/30/24	5.23	0.15		0.03	0.18	(0.16)		–		(0.16)		5.25	3.36		1,801	1.45	(f)	1.76	(f)	5.49	(f)	53
Year ended 10/31/23	4.89	0.30		0.34	0.64	(0.23)		(0.07)		(0.30)		5.23	13.09		1,743	1.57		1.75		5.54		143
Year ended 10/31/22	6.17	0.23		(1.26)	(1.03)	–		(0.25)		(0.25)		4.89	(17.02)		1,472	1.71	(g)	1.71	(g)	4.21	(g)	137
Year ended 10/31/21	6.53	0.27		(0.40)	(0.13)	(0.05)		(0.18)		(0.23)		6.17	(2.12)		1,854	1.53		1.60		4.08		107
Year ended 10/31/20	6.99	0.21		(0.45)	(0.24)	(0.06)		(0.16)		(0.22)		6.53	(3.35)		2,195	1.50		1.54		3.22		50
Five months ended 10/31/19	6.68	0.15		0.30	0.45	(0.09)		(0.05)		(0.14)		6.99	6.84		2,588	1.50	(f)	1.58	(f)	5.31	(f)	21
Year ended 05/31/19	7.02	0.36		(0.34)	0.02	(0.17)		(0.19)		(0.36)		6.68	0.50		2,603	1.51		1.54		5.47		67
Class Y
Six months ended 04/30/24	5.24	0.16		0.02	0.18	(0.17)		–		(0.17)		5.25	3.43		59,005	0.95	(f)	1.26	(f)	5.99	(f)	53
Year ended 10/31/23	4.89	0.33		0.35	0.68	(0.25)		(0.08)		(0.33)		5.24	13.87		66,440	1.07		1.25		6.04		143
Year ended 10/31/22	6.17	0.27		(1.27)	(1.00)	–		(0.28)		(0.28)		4.89	(16.59)		48,253	1.21	(g)	1.21	(g)	4.71	(g)	137
Year ended 10/31/21	6.54	0.31		(0.41)	(0.10)	(0.07)		(0.20)		(0.27)		6.17	(1.75)		92,706	1.01		1.10		4.60		107
Year ended 10/31/20	7.00	0.25		(0.45)	(0.20)	(0.07)		(0.19)		(0.26)		6.54	(2.80)		92,205	0.95		1.04		3.77		50
Five months ended 10/31/19	6.68	0.17		0.31	0.48	(0.10)		(0.06)		(0.16)		7.00	7.24		162,754	0.95	(f)	1.08	(f)	5.86	(f)	21
Year ended 05/31/19	7.03	0.40		(0.35)	0.05	(0.19)		(0.21)		(0.40)		6.68	0.91		143,684	0.96		1.03		6.02		67
Class R5
Six months ended 04/30/24	5.24	0.16		0.02	0.18	(0.17)		–		(0.17)		5.25	3.43		8	0.95	(f)	1.05	(f)	5.99	(f)	53
Year ended 10/31/23	4.89	0.33		0.35	0.68	(0.25)		(0.08)		(0.33)		5.24	13.94		8	1.02		1.10		6.09		143
Year ended 10/31/22	6.17	0.27		(1.26)	(0.99)	–		(0.29)		(0.29)		4.89	(16.47)		7	1.05	(g)	1.05	(g)	4.87	(g)	137
Year ended 10/31/21	6.53	0.31		(0.40)	(0.09)	(0.06)		(0.21)		(0.27)		6.17	(1.54)		9	0.94		0.99		4.67		107
Year ended 10/31/20	6.99	0.25		(0.45)	(0.20)	(0.07)		(0.19)		(0.26)		6.53	(2.74)		10	0.90		0.93		3.82		50
Five months ended 10/31/19	6.67	0.17		0.31	0.48	(0.10)		(0.06)		(0.16)		6.99	7.27		11	0.90	(f)	1.00	(f)	5.91	(f)	21
Period ended 05/31/19(h)	6.63	0.00	(i)	0.04	0.04	(0.00	)(i)	(0.00	)(i)	(0.00	)(i)	6.67	0.64		10	0.85	(f)	0.85	(f)	6.13	(f)	67
Class R6
Six months ended 04/30/24	5.23	0.16		0.03	0.19	(0.17)		–		(0.17)		5.25	3.62		2,903	0.95	(f)	1.05	(f)	5.99	(f)	53
Year ended 10/31/23	4.89	0.33		0.34	0.67	(0.25)		(0.08)		(0.33)		5.23	13.73		2,940	1.02		1.10		6.09		143
Year ended 10/31/22	6.17	0.27		(1.26)	(0.99)	–		(0.29)		(0.29)		4.89	(16.47)		2,586	1.05	(g)	1.05	(g)	4.87	(g)	137
Year ended 10/31/21	6.53	0.31		(0.40)	(0.09)	(0.06)		(0.21)		(0.27)		6.17	(1.50)		4,399	0.91		0.99		4.70		107
Year ended 10/31/20	6.99	0.26		(0.45)	(0.19)	(0.07)		(0.20)		(0.27)		6.53	(2.72)		4,222	0.85		0.93		3.87		50
Five months ended 10/31/19	6.67	0.17		0.31	0.48	(0.10)		(0.06)		(0.16)		6.99	7.29		22,887	0.85	(f)	0.95	(f)	5.96	(f)	21
Year ended 05/31/19	7.02	0.41		(0.35)	0.06	(0.19)		(0.22)		(0.41)		6.67	1.01		8,604	0.86		0.91		6.12		67

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the five months ended October 31, 2019 and the years ended May 31, 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022 and 2020, respectively.

(f)	Annualized.
(g)	Ratios include interest, facilities and maintenance fees of 0.09% for the year ended October 31, 2022.
(h)	For the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.
(i)	Amount represents less than 0.005%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Emerging Markets Local Debt Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Emerging Markets Local Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

19	Invesco Emerging Markets Local Debt Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

20	Invesco Emerging Markets Local Debt Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may

21	Invesco Emerging Markets Local Debt Fund

write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.

LIBOR Transition Risk – The Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index

22	Invesco Emerging Markets Local Debt Fund

historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.

The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.

While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Fund’s performance or NAV.

P.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Q.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

R.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $500 million	0.700%

Next $500 million	0.650%

Next $4 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.69%.

23	Invesco Emerging Markets Local Debt Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least February 28, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.95%, and 0.95%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $32,151 and reimbursed class level expenses of $28,423, $4,864, $2,240, $78,847, $1 and $441 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $34,252 in front-end sales commissions from the sale of Class A shares and $0 and $24 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

24	Invesco Emerging Markets Local Debt Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$78,989,383	$–	$78,989,383

U.S. Dollar Denominated Bonds & Notes	–	112,547	–	112,547

Money Market Funds	5,025,709	–	–	5,025,709

Options Purchased	–	316,540	–	316,540

Total Investments in Securities	5,025,709	79,418,470	–	84,444,179

Other Investments - Assets*

Forward Foreign Currency Contracts	–	624,856	–	624,856

Swap Agreements	–	922,611	–	922,611

	–	1,547,467	–	1,547,467

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(1,067,594)	–	(1,067,594)

Options Written	–	(308,523)	–	(308,523)

Swap Agreements	–	(1,263,959)	–	(1,263,959)

	–	(2,640,076)	–	(2,640,076)

Total Other Investments	–	(1,092,609)	–	(1,092,609)

Total Investments	$5,025,709	$78,325,861	$–	$83,351,570

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on swap agreements – Centrally Cleared(a)	$–	$922,611	$922,611

Unrealized appreciation on forward foreign currency contracts outstanding	624,856	–	624,856

Options purchased, at value – OTC(b)	316,540	–	316,540

Total Derivative Assets	941,396	922,611	1,864,007

Derivatives not subject to master netting agreements	–	(922,611)	(922,611)

Total Derivative Assets subject to master netting agreements	$941,396	$–	$941,396

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on swap agreements – Centrally Cleared(a)	$–	$(1,248,784)	$(1,248,784)

Unrealized depreciation on forward foreign currency contracts outstanding	(1,067,594)	–	(1,067,594)

Unrealized depreciation on swap agreements – OTC	–	(15,175)	(15,175)

Options written, at value – OTC	(308,523)	–	(308,523)

Total Derivative Liabilities	(1,376,117)	(1,263,959)	(2,640,076)

Derivatives not subject to master netting agreements	–	1,248,784	1,248,784

Total Derivative Liabilities subject to master netting agreements	$(1,376,117)	$(15,175)	$(1,391,292)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

25	Invesco Emerging Markets Local Debt Fund

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$48	$–	$–	$48	$(663)	$–	$–	$(663)	$(615)	$–	$–	$(615)

BNP Paribas S.A.	13,126	–	–	13,126	(13)	–	–	(13)	13,113	–	–	13,113

Citibank, N.A.	2,651	–	–	2,651	(40,597)	–	–	(40,597)	(37,946)	–	–	(37,946)

Deutsche Bank AG	125,163	128,858	–	254,021	(418,142)	(31,263)	–	(449,405)	(195,384)	–	195,384	–

Goldman Sachs International	63,992	–	–	63,992	(188,869)	–	–	(188,869)	(124,877)	–	–	(124,877)

HSBC Bank USA	171,408	–	–	171,408	(9,279)	–	–	(9,279)	162,129	–	–	162,129

J.P. Morgan Chase Bank, N.A.	114,194	–	–	114,194	(141,613)	(37,616)	–	(179,229)	(65,035)	–	–	(65,035)

Merrill Lynch International	38,670	121,037	–	159,707	(98,190)	(163,975)	–	(262,165)	(102,458)	–	–	(102,458)

Morgan Stanley and Co. International PLC	51,830	66,645	–	118,475	(141,692)	(75,669)	–	(217,361)	(98,886)	–	–	(98,886)

Standard Chartered Bank PLC	42,714	–	332	43,046	(28,176)	–	(15,175)	(43,351)	(305)	–	–	(305)

State Street Bank & Trust Co.	–	–	–	–	(360)	–	–	(360)	(360)	–	–	(360)

UBS AG	1,060	–	–	1,060	–	–	–	–	1,060	–	–	1,060

Total	$624,856	$316,540	$332	$941,728	$(1,067,594)	$(308,523)	$(15,175)	$(1,391,292)	$(449,564)	$–	$195,384	$(254,180)

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(987,873)	$-	$(987,873)

Futures contracts	-	(14,546)	(14,546)

Options purchased(a)	(41,694)	-	(41,694)

Options written	579,814	-	579,814

Swap agreements	-	(488,456)	(488,456)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(10,240)	-	(10,240)

Options purchased(a)	(31,461)	-	(31,461)

Options written	169,978	-	169,978

Swap agreements	-	43,178	43,178

Total	$(321,476)	$(459,824)	$(781,300)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Foreign Currency Options Purchased	Foreign Currency Options Written	Swap Agreements

Average notional value	$111,913,135	$5,129,688	$49,674,879	$91,167,743	$145,824,844

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,706.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

26	Invesco Emerging Markets Local Debt Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,468,628	$5,159,588	$11,628,216

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $45,994,480 and $48,927,736, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,469,566

Aggregate unrealized (depreciation) of investments	(8,266,511)

Net unrealized appreciation (depreciation) of investments	$(4,796,945)

Cost of investments for tax purposes is $88,148,515.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023

	Shares	Amount	Shares	Amount

Sold:
Class A	299,609	$1,649,936	834,306	$4,535,762

Class C	29,267	160,063	88,283	472,113

Class R	35,120	192,501	47,810	260,727

Class Y	1,537,205	8,430,167	7,648,294	41,018,433

Class R6	63,099	340,793	178,570	968,885

Issued as reinvestment of dividends:
Class A	96,582	527,726	188,288	1,020,443

Class C	13,660	74,690	32,883	178,071

Class R	9,858	53,884	17,714	96,025

Class Y	300,980	1,646,154	583,715	3,168,830

Class R6	11,858	64,831	23,193	125,661

Automatic conversion of Class C shares to Class A shares:
Class A	26,240	143,884	63,427	345,775

Class C	(26,228)	(143,884)	(63,427)	(345,775)

27	Invesco Emerging Markets Local Debt Fund

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023

	Shares	Amount	Shares	Amount

Reacquired:
Class A	(660,855)	$(3,638,537)	(851,190)	$(4,573,291)

Class C	(110,269)	(606,592)	(185,183)	(992,628)

Class R	(34,873)	(191,385)	(33,756)	(182,551)

Class Y	(3,290,913)	(17,893,260)	(5,411,491)	(29,181,878)

Class R6	(83,580)	(455,875)	(169,002)	(906,894)

Net increase (decrease) in share activity	(1,783,240)	$(9,644,904)	2,992,434	$16,007,708

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28	Invesco Emerging Markets Local Debt Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,034.90	$6.07	$1,018.90	$6.02	1.20%
Class C	1,000.00	1,031.10	9.85	1,015.17	9.77	1.95
Class R	1,000.00	1,033.60	7.33	1,017.65	7.27	1.45
Class Y	1,000.00	1,034.30	4.81	1,020.14	4.77	0.95
Class R5	1,000.00	1,034.30	4.81	1,020.14	4.77	0.95
Class R6	1,000.00	1,036.20	4.81	1,020.14	4.77	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

29	Invesco Emerging Markets Local Debt Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

*	Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

30	Invesco Emerging Markets Local Debt Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾ Fund reports and prospectuses

◾ Quarterly statements

◾ Daily confirmations

◾ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-EMLD-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Fundamental Alternatives Fund

Nasdaq:

A: QVOPX ∎ C: QOPCX ∎ R: QOPNX ∎ Y: QOPYX ∎ R5: FDATX ∎ R6: QOPIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
19	Consolidated Financial Statements
22	Consolidated Financial Highlights
23	Notes to Consolidated Financial Statements
32	Fund Expenses
33	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.06%
Class C Shares	4.68
Class R Shares	4.93
Class Y Shares	5.15
Class R5 Shares	5.28
Class R6 Shares	5.28
Bloomberg Global Aggregate Index▼*	4.43
MSCI All Country World Index▼*	19.77
HFRX Global Hedge Fund Index∎*	4.54

Source(s): ▼RIMES Technologies Corp.; ∎ Bloomberg LP

*Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the HFRX Global Hedge Fund Index to the Bloomberg Global Aggregate Index and the MSCI All Country World Index to reflect that the Bloomberg Global Aggregate Index and the MSCI All Country World Index can be considered more broadly representative of the overall applicable securities markets.

The Bloomberg Global Aggregate Index is an unmanaged index considered representative of global investment-grade, fixed-income markets.

 The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Fundamental Alternatives Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (1/3/89)	6.57%
10 Years	0.82
5 Years	-0.08
1 Year	-0.11

Class C Shares
Inception (9/1/93)	5.03%
10 Years	0.77
5 Years	0.29
1 Year	3.93

Class R Shares
Inception (3/1/01)	1.96%
10 Years	1.13
5 Years	0.80
1 Year	5.43

Class Y Shares
Inception (12/16/96)	3.87%
10 Years	1.63
5 Years	1.30
1 Year	5.95

Class R5 Shares
10 Years	1.59%
5 Years	1.46
1 Year	6.14

Class R6 Shares
Inception (2/28/13)	2.52%
10 Years	1.82
5 Years	1.48
1 Year	6.12

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Fundamental Alternatives Fund (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Fundamental Alternatives Fund. Note: The Fund was subsequently renamed the Invesco Fundamental Alternatives Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Fundamental Alternatives Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Fundamental Alternatives Fund

Consolidated Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–33.95%
Agricultural Products & Services–0.42%
Archer-Daniels-Midland Co.	3,693	$ 216,631
Bunge Global S.A.	11,279	1,147,751
		1,364,382

Air Freight & Logistics–0.71%
C.H. Robinson Worldwide, Inc.	2,233	158,543
Expeditors International of Washington, Inc.	10,113	1,125,678
FedEx Corp.	3,783	990,314
		2,274,535

Apparel Retail–0.67%
Ross Stores, Inc.	6,017	779,502
TJX Cos., Inc. (The)	14,689	1,382,088
		2,161,590

Application Software–0.66%
Adobe, Inc.(b)	329	152,271
DocuSign, Inc.(b)	7,147	404,520
Manhattan Associates, Inc.(b)	325	66,970
Roper Technologies, Inc.	951	486,398
Salesforce, Inc.	3,008	808,972
Zoom Video Communications, Inc., Class A(b)	3,050	186,355
		2,105,486

Asset Management & Custody Banks–0.32%
Bank of New York Mellon Corp. (The)	18,436	1,041,450

Automobile Manufacturers–0.15%
General Motors Co.	11,124	495,352

Biotechnology–1.64%
AbbVie, Inc.	8,309	1,351,376
Amgen, Inc.	3,292	901,810
Gilead Sciences, Inc.	14,723	959,940
Incyte Corp.(b)	4,251	221,264
Neurocrine Biosciences, Inc.(b)	4,173	573,954
Regeneron Pharmaceuticals, Inc.(b)	574	511,239
United Therapeutics Corp.(b)	1,199	280,962
Vertex Pharmaceuticals, Inc.(b)	1,223	480,407
		5,280,952

Brewers–0.30%
Molson Coors Beverage Co., Class B	17,099	979,089

Broadline Retail–0.78%
Amazon.com, Inc.(b)	9,134	1,598,450
eBay, Inc.	17,799	917,360
		2,515,810

Building Products–0.53%
Builders FirstSource, Inc.(b)	4,364	797,827
Masco Corp.	5,266	360,458
Owens Corning	3,235	544,159
		1,702,444

	Shares	Value
Cable & Satellite–0.44%
Comcast Corp., Class A	37,246	$ 1,419,445

Commodity Chemicals–0.12%
LyondellBasell Industries N.V., Class A	3,879	387,784

Communications Equipment–0.59%
Cisco Systems, Inc.	16,626	781,090
F5, Inc.(b)	2,953	488,160
Motorola Solutions, Inc.	1,871	634,550
		1,903,800

Construction & Engineering–0.12%
EMCOR Group, Inc.	1,125	401,816

Construction Machinery & Heavy Transportation Equipment– 0.40%
Caterpillar, Inc.	381	127,471
PACCAR, Inc.	9,428	1,000,405
Wabtec Corp.	1,047	168,651
		1,296,527

Consumer Finance–0.20%
Capital One Financial Corp.	586	84,050
Synchrony Financial	12,730	559,865
		643,915

Consumer Staples Merchandise Retail–0.56%
Costco Wholesale Corp.	111	80,242
Target Corp.	1,606	258,534
Walmart, Inc.	24,761	1,469,565
		1,808,341

Data Processing & Outsourced Services–0.23%
Broadridge Financial Solutions, Inc.	3,886	751,591

Diversified Banks–0.80%
Citigroup, Inc.	10,406	638,200
JPMorgan Chase & Co.	8,712	1,670,439
Wells Fargo & Co.	4,616	273,821
		2,582,460

Electric Utilities–0.50%
Duke Energy Corp.	3,192	313,646
Entergy Corp.	1,413	150,724
PPL Corp.	9,189	252,330
Xcel Energy, Inc.	16,612	892,563
		1,609,263

Electronic Manufacturing Services–0.02%
Jabil, Inc.	651	76,401

Environmental & Facilities Services–0.68%
Republic Services, Inc.	9,555	1,831,693
Waste Management, Inc.	1,628	338,657
		2,170,350

Fertilizers & Agricultural Chemicals–0.15%
CF Industries Holdings, Inc.	6,155	486,060

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Fundamental Alternatives Fund

	Shares	Value
Financial Exchanges & Data–0.62%
Cboe Global Markets, Inc.	4,568	$ 827,493
CME Group, Inc., Class A	5,541	1,161,615
		1,989,108

Food Distributors–0.32%
Sysco Corp.	7,457	554,204
US Foods Holding Corp.(b)	9,181	461,345
		1,015,549

Food Retail–0.17%
Casey’s General Stores, Inc.	1,235	394,681
Kroger Co. (The)	2,665	147,588
		542,269

Footwear–0.02%
Deckers Outdoor Corp.(b)	92	75,299

Gas Utilities–0.53%
Atmos Energy Corp.	14,310	1,687,149

Health Care Distributors–1.29%
Cardinal Health, Inc.	12,637	1,302,116
Cencora, Inc.	6,512	1,556,694
McKesson Corp.	2,374	1,275,337
		4,134,147

Health Care Services–0.68%
Cigna Group (The)	3,054	1,090,400
CVS Health Corp.	2,731	184,916
DaVita, Inc.(b)	6,640	923,027
		2,198,343

Homebuilding–0.25%
Lennar Corp., Class A	819	124,177
PulteGroup, Inc.	6,038	672,754
		796,931

Hotels, Resorts & Cruise Lines–0.56%
Booking Holdings, Inc.	194	669,694
Expedia Group, Inc.(b)	4,501	605,969
Royal Caribbean Cruises Ltd.(b)	3,663	511,465
		1,787,128

Household Products–0.77%
Colgate-Palmolive Co.	4,944	454,452
Kimberly-Clark Corp.	6,635	905,877
Procter & Gamble Co. (The)	6,732	1,098,662
		2,458,991

Human Resource & Employment Services–0.04%
Automatic Data Processing, Inc.	558	134,975

Independent Power Producers & Energy Traders–0.19%
Vistra Corp.	7,957	603,459

Industrial Conglomerates–0.07%
3M Co.	2,224	214,638

Integrated Oil & Gas–0.10%
Exxon Mobil Corp.	2,791	330,092

Integrated Telecommunication Services–0.34%
AT&T, Inc.	51,064	862,471

	Shares	Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.	5,607	$ 221,420
		1,083,891

Interactive Home Entertainment–0.18%
Electronic Arts, Inc.	4,453	564,729

Interactive Media & Services–0.85%
Alphabet, Inc., Class A(b)	8,182	1,331,866
Meta Platforms, Inc., Class A	3,246	1,396,332
		2,728,198

Internet Services & Infrastructure–0.57%
Akamai Technologies, Inc.(b)	11,831	1,194,103
GoDaddy, Inc., Class A(b)(c)	3,619	442,893
VeriSign, Inc.(b)	1,118	189,479
		1,826,475

IT Consulting & Other Services–0.82%
Amdocs Ltd.	4,574	384,170
Cognizant Technology Solutions Corp., Class A	7,765	510,005
International Business Machines Corp.	10,518	1,748,092
		2,642,267

Life & Health Insurance–0.16%
Prudential Financial, Inc.	2,533	279,846
Unum Group	4,805	243,613
		523,459

Managed Health Care–0.82%
Centene Corp.(b)	16,115	1,177,362
Elevance Health, Inc.	531	280,676
Humana, Inc.	357	107,846
Molina Healthcare, Inc.(b)	1,069	365,705
UnitedHealth Group, Inc.	1,447	699,914
		2,631,503

Multi-line Insurance–0.50%
American International Group, Inc.	11,925	898,072
Assurant, Inc.	4,040	704,576
		1,602,648

Multi-Sector Holdings–0.57%
Berkshire Hathaway, Inc., Class B(b)	4,619	1,832,496

Multi-Utilities–0.89%
CenterPoint Energy, Inc.	10,014	291,808
Consolidated Edison, Inc.	9,643	910,299
DTE Energy Co.	4,017	443,155
Public Service Enterprise Group, Inc.	17,573	1,213,943
		2,859,205

Oil & Gas Equipment & Services–0.39%
Baker Hughes Co., Class A	29,547	963,823
Halliburton Co.	5,597	209,720
Schlumberger N.V.	1,444	68,561
		1,242,104

Oil & Gas Exploration & Production–0.83%
APA Corp.	13,208	415,260
ConocoPhillips	1,070	134,413
Coterra Energy, Inc.	19,416	531,222

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Fundamental Alternatives Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.	3,434	$ 453,734
Marathon Oil Corp.	23,644	634,841
Ovintiv, Inc.	4,736	243,052
Pioneer Natural Resources Co.	964	259,625
Sabine Oil & Gas Holdings, Inc.(b)(d)	115	17
		2,672,164

Oil & Gas Refining & Marketing–0.43%
Marathon Petroleum Corp.	6,589	1,197,353
Valero Energy Corp.	1,121	179,214
		1,376,567

Oil & Gas Storage & Transportation–0.11%
Cheniere Energy, Inc.	2,217	349,887
Southcross Energy Partners L.P.(d)	17,192	0
		349,887

Packaged Foods & Meats–0.52%
General Mills, Inc.(c)	5,870	413,600
J.M. Smucker Co. (The)	1,567	179,970
Kraft Heinz Co. (The)	17,860	689,575
Mondelez International, Inc., Class A	5,601	402,936
		1,686,081

Paper & Plastic Packaging Products & Materials–0.18%
International Paper Co.	4,415	154,260
Packaging Corp. of America	2,473	427,780
		582,040

Passenger Airlines–0.16%
United Airlines Holdings, Inc.(b)	9,696	498,956

Pharmaceuticals–1.25%
Bristol-Myers Squibb Co.	18,292	803,750
Eli Lilly and Co.	186	145,285
Johnson & Johnson	10,531	1,522,677
Merck & Co., Inc.	5,535	715,233
Viatris, Inc.	71,063	822,199
		4,009,144

Property & Casualty Insurance–0.52%
Arch Capital Group Ltd.(b)	2,517	235,440
Chubb Ltd.	815	202,641
Hartford Financial Services Group, Inc. (The)	3,285	318,284
Loews Corp.	8,732	656,210
Progressive Corp. (The)	521	108,498
Travelers Cos., Inc. (The)	680	144,269
		1,665,342

Rail Transportation–0.23%
CSX Corp.	9,060	300,973
Union Pacific Corp.	1,836	435,426
		736,399

Reinsurance–0.05%
Reinsurance Group of America, Inc.	867	162,120

Research & Consulting Services–0.36%
Leidos Holdings, Inc.	3,687	516,991

	Shares	Value
Research & Consulting Services–(continued)
Verisk Analytics, Inc.	2,926	$ 637,751
		1,154,742

Semiconductor Materials & Equipment–0.58%
Applied Materials, Inc.	6,312	1,253,879
Lam Research Corp.	685	612,671
		1,866,550

Semiconductors–1.58%
Broadcom, Inc.	961	1,249,560
NVIDIA Corp.	2,755	2,380,375
NXP Semiconductors N.V. (China)	847	216,993
Qorvo, Inc.(b)	2,679	313,014
QUALCOMM, Inc.	5,439	902,058
		5,062,000

Soft Drinks & Non-alcoholic Beverages–0.35%
Coca-Cola Co. (The)	12,236	755,817
PepsiCo, Inc.	2,069	363,958
		1,119,775

Specialty Chemicals–0.08%
Ecolab, Inc.	1,084	245,147

Steel–0.33%
Nucor Corp.	2,169	365,542
Steel Dynamics, Inc.	5,218	678,966
		1,044,508

Systems Software–1.29%
Microsoft Corp.	10,238	3,985,961
Palo Alto Networks, Inc.(b)	570	165,807
		4,151,768

Technology Distributors–0.05%
TD SYNNEX Corp.	1,313	154,724

Technology Hardware, Storage & Peripherals–1.42%
Apple, Inc.	15,910	2,709,950
Dell Technologies, Inc., Class C	4,590	572,098
HP, Inc.	5,149	144,635
NetApp, Inc.	11,050	1,129,421
		4,556,104

Tobacco–0.40%
Altria Group, Inc.	29,523	1,293,403

Transaction & Payment Processing Services–0.54%
Fiserv, Inc.(b)	10,541	1,609,294
Global Payments, Inc.	919	112,826
		1,722,120
Total Common Stocks & Other Equity Interests (Cost $84,211,138)		109,073,437

	Principal Amount
U.S. Treasury Securities–13.51%
U.S. Treasury Bills–0.13%
5.11%, 09/05/2024(e)(f)	$430,000	422,097
U.S. Treasury Bonds–0.18%
5.25%, 11/15/2028	565,000	576,344

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Fundamental Alternatives Fund

	Principal Amount	Value
U.S. Treasury Notes–13.20%
1.13%, 01/15/2025	$6,400,000	$ 6,215,526
5.00%, 09/30/2025	15,700,000	15,662,590
0.38%, 12/31/2025	9,100,000	8,418,211
2.63%, 05/31/2027	12,950,000	12,127,978
		42,424,305
Total U.S. Treasury Securities (Cost $44,877,924)		43,422,746

U.S. Dollar Denominated Bonds & Notes–7.44%
Aerospace & Defense–0.17%
Boeing Co. (The),
2.75%, 02/01/2026	177,000	166,828
2.25%, 06/15/2026	200,000	184,086
General Dynamics Corp., 3.25%, 04/01/2025	200,000	196,045
		546,959

Agricultural & Farm Machinery–0.09%
Deere & Co., 2.75%, 04/15/2025	310,000	302,324

Apparel Retail–0.03%
Ross Stores, Inc., 0.88%, 04/15/2026	100,000	91,589

Apparel, Accessories & Luxury Goods–0.02%
Tapestry, Inc., 4.13%, 07/15/2027	65,000	61,282

Asset Management & Custody Banks–0.07%
Ares Capital Corp., 2.88%, 06/15/2028	155,000	136,214
Legg Mason, Inc., 4.75%, 03/15/2026	90,000	88,981
		225,195

Automobile Manufacturers–0.21%
American Honda Finance Corp., 2.35%, 01/08/2027	225,000	208,470
General Motors Co.,
6.13%, 10/01/2025	75,000	75,272
4.20%, 10/01/2027	80,000	76,366
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	130,000	123,240
1.15%, 08/13/2027	200,000	175,817
		659,165

Broadcasting–0.05%
Paramount Global, 3.70%, 06/01/2028	165,000	147,552

Broadline Retail–0.10%
Amazon.com, Inc., 3.30%, 04/13/2027	350,000	332,903

Cable & Satellite–0.12%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	150,000	147,983
Discovery Communications LLC, 3.95%, 03/20/2028	270,000	251,280
		399,263

	Principal Amount	Value
Cargo Ground Transportation–0.13%
Ryder System, Inc.,
5.65%, 03/01/2028	$220,000	$ 221,276
6.30%, 12/01/2028	180,000	185,443
		406,719

Computer & Electronics Retail–0.02%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	63,000	63,391

Construction Machinery & Heavy Transportation Equipment– 0.11%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	175,000	153,558
Wabtec Corp., 3.45%, 11/15/2026	200,000	189,719
		343,277

Consumer Electronics–0.03%
Tyco Electronics Group S.A., 3.13%, 08/15/2027	100,000	93,502

Consumer Finance–0.15%
American Express Co., 3.30%, 05/03/2027	170,000	159,998
General Motors Financial Co., Inc.,
2.75%, 06/20/2025	150,000	144,911
5.25%, 03/01/2026	50,000	49,596
2.40%, 10/15/2028	150,000	130,443
		484,948

Copper–0.03%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	100,000	98,289

Distillers & Vintners–0.05%
Constellation Brands, Inc., 3.70%, 12/06/2026	175,000	167,270

Diversified Banks–2.02%
Banco Santander S.A. (Spain),
2.75%, 05/28/2025	400,000	387,397
4.25%, 04/11/2027	200,000	191,655
Bank of America Corp.,
4.45%, 03/03/2026	269,000	263,577
3.50%, 04/19/2026	185,000	178,472
1.32%, 06/19/2026(g)	195,000	185,354
1.20%, 10/24/2026(g)	205,000	191,565
1.73%, 07/22/2027(g)	80,000	73,411
Series L, 4.18%, 11/25/2027	210,000	201,000
Citigroup, Inc.,
3.11%, 04/08/2026(g)	297,000	289,465
1.12%, 01/28/2027(g)	130,000	120,008
1.46%, 06/09/2027(g)	210,000	192,314
Comerica, Inc., 4.00%, 02/01/2029	300,000	270,795
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(g)	200,000	183,282
2.25%, 11/22/2027(g)	375,000	343,085
ING Groep N.V. (Netherlands), 4.02%, 03/28/2028(g)	200,000	190,774

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
2.01%, 03/13/2026(g)	$200,000	$ 193,513
2.08%, 04/22/2026(g)	200,000	192,870
4.25%, 10/01/2027	50,000	48,251
3.63%, 12/01/2027	165,000	155,528
2.18%, 06/01/2028(g)	115,000	103,989
Lloyds Banking Group PLC (United Kingdom), 4.45%, 05/08/2025	305,000	300,784
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(g)	311,000	304,003
3.29%, 07/25/2027	75,000	70,407
National Australia Bank Ltd. (Australia), 4.94%, 01/12/2028	250,000	247,315
PNC Bank N.A., 4.20%, 11/01/2025	380,000	370,586
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	180,000	177,095
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.63%, 07/14/2026	100,000	94,204
3.45%, 01/11/2027	60,000	56,997
Toronto-Dominion Bank (The) (Canada), 5.16%, 01/10/2028	65,000	64,489
U.S. Bancorp, 1.45%, 05/12/2025	148,000	142,003
Wells Fargo & Co.,
2.19%, 04/30/2026(g)	190,000	183,224
4.30%, 07/22/2027	175,000	168,654
6.30%, 10/23/2029(g)	120,000	122,975
Westpac Banking Corp. (Australia),
3.35%, 03/08/2027	165,000	156,791
1.95%, 11/20/2028	90,000	78,059
		6,493,891

Diversified Capital Markets–0.09%
Deutsche Bank AG (Germany),
2.55%, 01/07/2028(g)	150,000	137,001
6.82%, 11/20/2029(g)	150,000	154,209
		291,210

Diversified Financial Services–0.05%
Corebridge Financial, Inc., 3.65%, 04/05/2027	170,000	161,043

Electric Utilities–0.27%
Edison International,
5.75%, 06/15/2027	125,000	125,021
4.13%, 03/15/2028	235,000	221,161
5.25%, 11/15/2028	65,000	63,659
Pacific Gas and Electric Co.,
2.10%, 08/01/2027	75,000	66,818
3.30%, 12/01/2027	125,000	114,867
3.00%, 06/15/2028	75,000	67,510
System Energy Resources, Inc., 6.00%, 04/15/2028	195,000	196,187
		855,223

Electrical Components & Equipment–0.03%
Emerson Electric Co., 1.80%, 10/15/2027	100,000	89,682

Electronic Equipment & Instruments–0.03%
Vontier Corp., 1.80%, 04/01/2026	100,000	92,584

	Principal Amount	Value
Financial Exchanges & Data–0.04%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	$40,000	$ 38,404
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	100,000	93,055
		131,459

Gas Utilities–0.03%
Southwest Gas Corp., 5.45%, 03/23/2028	100,000	99,628

Health Care Equipment–0.04%
Baxter International, Inc., 2.27%, 12/01/2028	150,000	129,830

Health Care Facilities–0.06%
Universal Health Services, Inc., 1.65%, 09/01/2026	200,000	181,765

Health Care REITs–0.05%
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	179,000	176,513

Health Care Services–0.15%
CommonSpirit Health, 1.55%, 10/01/2025	96,000	90,358
HCA, Inc., 5.63%, 09/01/2028	125,000	124,470
Sutter Health, Series 20A, 1.32%, 08/15/2025	299,000	282,554
		497,382

Home Improvement Retail–0.05%
Home Depot, Inc. (The), 2.50%, 04/15/2027	160,000	148,546

Homebuilding–0.02%
Lennar Corp., 4.75%, 11/29/2027	80,000	78,596

Hotel & Resort REITs–0.03%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	100,000	97,463

Hotels, Resorts & Cruise Lines–0.06%
Booking Holdings, Inc., 3.55%, 03/15/2028	70,000	65,829
Hyatt Hotels Corp., 4.85%, 03/15/2026	133,000	131,027
		196,856

Human Resource & Employment Services–0.09%
Automatic Data Processing, Inc., 3.38%, 09/15/2025(c)	305,000	297,389

Independent Power Producers & Energy Traders–0.02%
AES Corp. (The), 5.45%, 06/01/2028	55,000	54,174

Industrial Machinery & Supplies & Components–0.04%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	125,000	120,225

Insurance Brokers–0.05%
Willis North America, Inc., 4.65%, 06/15/2027	165,000	160,411

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Integrated Oil & Gas–0.14%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	$165,000	$ 157,391
Chevron USA, Inc., 1.02%, 08/12/2027	185,000	162,270
Exxon Mobil Corp., 3.29%, 03/19/2027	150,000	143,544
		463,205

Integrated Telecommunication Services–0.03%
AT&T, Inc., 1.65%, 02/01/2028	100,000	87,409

Internet Services & Infrastructure–0.06%
VeriSign, Inc., 5.25%, 04/01/2025	200,000	199,210

Investment Banking & Brokerage–0.50%
Charles Schwab Corp. (The), 6.20%(SOFR + 1.88%), 11/17/2029(g)	200,000	204,752
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	165,000	158,307
1.54%, 09/10/2027(g)	150,000	135,948
1.95%, 10/21/2027(g)	100,000	91,322
3.62%, 03/15/2028(g)	160,000	151,420
Morgan Stanley,
3.63%, 01/20/2027	175,000	167,334
1.59%, 05/04/2027(g)	200,000	184,370
6.30%, 10/18/2028(g)	325,000	331,949
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	182,942
		1,608,344

IT Consulting & Other Services–0.15%
International Business Machines Corp.,
3.45%, 02/19/2026	100,000	96,732
3.30%, 05/15/2026	100,000	96,107
1.70%, 05/15/2027	100,000	89,946
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	225,000	205,733
		488,518

Life & Health Insurance–0.07%
Principal Financial Group, Inc., 3.40%, 05/15/2025	239,000	233,698

Managed Health Care–0.02%
Centene Corp., 2.45%, 07/15/2028	75,000	65,535

Multi-line Insurance–0.04%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	140,000	140,394

Multi-Utilities–0.03%
DTE Energy Co., 4.88%, 06/01/2028	100,000	97,323

Oil & Gas Equipment & Services–0.03%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	100,000	93,346

Oil & Gas Refining & Marketing–0.04%
HF Sinclair Corp., 5.88%, 04/01/2026	140,000	140,390

	Principal Amount	Value
Oil & Gas Storage & Transportation–0.10%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	$160,000	$ 157,776
Energy Transfer L.P.,
4.40%, 03/15/2027	65,000	62,983
5.50%, 06/01/2027	100,000	99,525
		320,284

Other Specialized REITs–0.03%
EPR Properties, 4.75%, 12/15/2026	100,000	95,945

Packaged Foods & Meats–0.09%
Conagra Brands, Inc., 1.38%, 11/01/2027	130,000	112,468
Tyson Foods, Inc., 4.00%, 03/01/2026	190,000	184,513
		296,981

Paper & Plastic Packaging Products & Materials–0.03%
Berry Global, Inc., 1.57%, 01/15/2026	100,000	93,180

Passenger Airlines–0.02%
Southwest Airlines Co., 3.45%, 11/16/2027	65,000	60,380

Pharmaceuticals–0.28%
Bristol-Myers Squibb Co., 0.75%, 11/13/2025(c)	400,000	373,151
Royalty Pharma PLC, 1.20%, 09/02/2025	275,000	259,036
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	200,000	191,839
Viatris, Inc., 2.30%, 06/22/2027	75,000	67,455
		891,481

Property & Casualty Insurance–0.03%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	100,000	97,134

Regional Banks–0.11%
Truist Financial Corp., 4.00%, 05/01/2025(c)	350,000	344,204

Retail REITs–0.11%
Realty Income Corp.,
4.88%, 06/01/2026	185,000	182,682
4.45%, 09/15/2026	90,000	87,735
Simon Property Group L.P., 3.30%, 01/15/2026	95,000	91,486
		361,903

Semiconductor Materials & Equipment–0.13%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	415,000	403,266

Semiconductors–0.06%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	100,000	95,987
Micron Technology, Inc., 4.19%, 02/15/2027	100,000	96,567
		192,554

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Specialty Chemicals–0.03%
PPG Industries, Inc., 1.20%, 03/15/2026		$100,000	$ 92,289

Steel–0.06%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026		200,000	195,340

Technology Distributors–0.03%
Avnet, Inc., 4.63%, 04/15/2026		90,000	87,908

Technology Hardware, Storage & Peripherals–0.08%
Apple, Inc.,
3.25%, 02/23/2026		185,000	178,832
3.20%, 05/11/2027		75,000	71,133
			249,965

Telecom Tower REITs–0.08%
American Tower Corp.,
3.65%, 03/15/2027		135,000	128,157
3.55%, 07/15/2027		135,000	126,957
			255,114

Tobacco–0.25%
Altria Group, Inc.,
4.40%, 02/14/2026		200,000	196,094
6.20%, 11/01/2028		120,000	123,020
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026		200,000	189,262
Philip Morris International, Inc., 4.88%, 02/15/2028(c)		300,000	294,986
			803,362

Trading Companies & Distributors–0.04%
Air Lease Corp., 4.63%, 10/01/2028		135,000	129,210

Transaction & Payment Processing Services–0.07%
Global Payments, Inc., 2.15%, 01/15/2027		145,000	132,792
Western Union Co. (The), 1.35%, 03/15/2026		100,000	92,009
			224,801

Wireless Telecommunication Services–0.10%
Sprint Capital Corp., 6.88%, 11/15/2028(c)		295,000	309,170
Total U.S. Dollar Denominated Bonds & Notes (Cost $24,926,894)			23,899,341

Non-U.S. Dollar Denominated Bonds & Notes–3.68%(h)
Advertising–0.03%
WPP Finance S.A. (United Kingdom), 4.13%, 05/30/2028(i)	EUR	100,000	107,720

Agricultural Products & Services–0.03%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	100,000	102,552

Apparel, Accessories & Luxury Goods–0.03%
PVH Corp., 3.13%, 12/15/2027(i)	EUR	100,000	103,232

Automobile Manufacturers–0.18%
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(i)	EUR	70,000	72,346

	Principal Amount		Value
Automobile Manufacturers–(continued)
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(i)	EUR	100,000	$ 104,076
RCI Banque S.A. (France), 1.75%, 04/10/2026(i)	EUR	50,000	51,207
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(i)	EUR	150,000	145,189
2.25%, 10/01/2027(i)	EUR	100,000	102,413
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(i)	EUR	35,000	35,637
0.38%, 07/20/2026(i)	EUR	75,000	74,309
			585,177

Automotive Parts & Equipment–0.03%
Toyota Motor Finance (Netherlands) B.V. (Japan), 0.00%, 02/25/2028(i)	EUR	100,000	94,156

Brewers–0.03%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.00%, 03/17/2028(i)	EUR	100,000	102,150

Broadcasting–0.06%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(i)	EUR	100,000	100,552
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(i)	EUR	100,000	103,663
			204,215

Building Products–0.03%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 3.00%, 09/15/2028	EUR	100,000	103,675

Cable & Satellite–0.06%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(i)	EUR	200,000	203,221

Commercial & Residential Mortgage Finance–0.09%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(i)	EUR	300,000	281,961

Construction & Engineering–0.06%
ISS Global A/S (Denmark), 0.88%, 06/18/2026(i)	EUR	100,000	100,042
Worley US Finance Sub Ltd. (Australia), 0.88%, 06/09/2026(i)	EUR	100,000	99,792
			199,834

Construction Materials–0.02%
Heidelberg Materials Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(i)	EUR	70,000	72,068

Diversified Banks–0.98%
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(i)	EUR	100,000	104,502
0.50%, 02/04/2027(i)	EUR	100,000	97,683
Bank of America Corp., 0.58%, 08/24/2028(g)(i)	EUR	200,000	192,338
Bankinter S.A. (Spain), 0.88%, 07/08/2026(i)	EUR	100,000	100,035

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Diversified Banks–(continued)
Banque Federative du Credit Mutuel S.A. (France),
2.13%, 09/12/2026(i)	EUR	100,000	$ 102,249
0.63%, 11/19/2027(i)	EUR	100,000	95,561
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(i)	EUR	300,000	302,676
BNP Paribas S.A. (France),
1.50%, 11/17/2025(i)	EUR	100,000	103,140
2.88%, 10/01/2026(i)	EUR	200,000	208,158
0.25%, 04/13/2027(g)(i)	EUR	100,000	99,407
0.50%, 05/30/2028(g)(i)	EUR	100,000	96,380
Credit Agricole S.A. (France),
1.38%, 03/13/2025(i)	EUR	300,000	313,649
0.38%, 10/21/2025(i)	EUR	100,000	101,661
ING Groep N.V. (Netherlands), 0.38%, 09/29/2028(g)(i)	EUR	100,000	94,980
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(i)	EUR	100,000	101,364
National Bank of Canada (Canada), 3.75%, 01/25/2028(i)	EUR	100,000	106,909
NatWest Group PLC (United Kingdom), 4.07%, 09/06/2028(g)(i)	EUR	125,000	134,390
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(i)	EUR	300,000	291,246
Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(g)(i)	EUR	100,000	100,159
Swedbank AB (Sweden), 0.30%, 05/20/2027(g)(i)	EUR	200,000	198,868
Virgin Money UK PLC (United Kingdom), 4.63%, 10/29/2028(g)(i)	EUR	100,000	108,860
Volkswagen Bank GmbH (Germany), 2.50%, 07/31/2026(i)	EUR	100,000	103,399
			3,157,614

Diversified Capital Markets–0.18%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(i)	EUR	100,000	104,449
0.75%, 02/17/2027(g)(i)	EUR	100,000	100,654
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(i)	EUR	100,000	98,331
UBS Group AG (Switzerland),
0.65%, 01/14/2028(g)(i)	EUR	100,000	97,698
0.25%, 11/05/2028(g)(i)	EUR	200,000	188,166
			589,298

Diversified Chemicals–0.09%
BASF SE (Germany),
0.25%, 06/05/2027(i)	EUR	200,000	193,758
3.13%, 06/29/2028(i)	EUR	100,000	105,712
			299,470

Diversified Financial Services–0.19%
Clearstream Banking AG (Germany), 0.00%, 12/01/2025(i)	EUR	200,000	201,545
JAB Holdings B.V. (Luxembourg), 1.75%, 06/25/2026(i)	EUR	100,000	102,060
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(i)	EUR	194,000	206,513

	Principal Amount		Value
Diversified Financial Services–(continued)
NatWest Markets PLC (United Kingdom), 4.25%, 01/13/2028(i)	EUR	100,000	$ 108,636
			618,754

Electric Utilities–0.19%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(i)	EUR	200,000	201,107
Duke Energy Corp., 3.10%, 06/15/2028	EUR	100,000	103,326
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(i)	EUR	100,000	99,254
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(i)	EUR	200,000	192,488
			596,175

Gas Utilities–0.04%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(i)	EUR	115,000	117,121

Health Care Equipment–0.09%
Becton, Dickinson and Co., 1.90%, 12/15/2026	EUR	100,000	102,096
DH Europe Finance II S.a.r.l., 0.45%, 03/18/2028	EUR	100,000	95,283
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	103,271
			300,650

Health Care Services–0.02%
Fresenius Medical Care AG (Germany), 0.63%, 11/30/2026(i)	EUR	50,000	49,477

Highways & Railtracks–0.04%
Autostrade per l’Italia S.p.A. (Italy), 2.00%, 12/04/2028(i)	EUR	135,000	131,669

Hotels, Resorts & Cruise Lines–0.03%
InterContinental Hotels Group PLC (United Kingdom), 2.13%, 05/15/2027(i)	EUR	100,000	101,578

Household Appliances–0.03%
Whirlpool Finance (Luxembourg) S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	97,343

Household Products–0.02%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	50,000	55,754

Industrial Machinery & Supplies & Components–0.03%
Sandvik AB (Sweden), 0.38%, 11/25/2028(i)	EUR	100,000	92,622

Integrated Oil & Gas–0.06%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(i)	EUR	179,000	186,603

Investment Banking & Brokerage–0.07%
Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(i)	EUR	100,000	94,370
Morgan Stanley, 4.81%, 10/25/2028(g)	EUR	100,000	110,060
			204,430

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Fundamental Alternatives Fund

	Principal Amount		Value
IT Consulting & Other Services–0.10%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	$ 102,765
International Business Machines Corp., 1.25%, 01/29/2027	EUR	200,000	200,746
			303,511

Life & Health Insurance–0.06%
New York Life Global Funding, 0.25%, 01/23/2027(i)	EUR	200,000	195,863

Multi-line Insurance–0.04%
Metropolitan Life Global Funding I, 4.00%, 04/05/2028(i)	EUR	100,000	108,373

Multi-Sector Holdings–0.10%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	200,000	200,364
Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(i)	EUR	100,000	104,610
			304,974

Office REITs–0.10%
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(i)	EUR	300,000	309,320

Oil & Gas Exploration & Production–0.03%
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(i)	EUR	100,000	101,364

Packaged Foods & Meats–0.06%
General Mills, Inc., 0.13%, 11/15/2025	EUR	100,000	100,930
JDE Peet’s N.V. (Netherlands), 0.00%, 01/16/2026(i)	EUR	100,000	99,853
			200,783

Passenger Airlines–0.04%
easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(i)	EUR	135,000	133,708

Pharmaceuticals–0.03%
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(i)	EUR	100,000	102,578

Precious Metals & Minerals–0.03%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(i)	EUR	100,000	102,725

Real Estate Operating Companies–0.03%
CPI Property Group S.A. (Czech Republic), 2.75%, 05/12/2026(i)	EUR	100,000	97,691

Regional Banks–0.13%
Credit Mutuel Arkea S.A. (France), 0.38%, 10/03/2028(i)	EUR	300,000	277,932
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(i)	EUR	140,000	131,033
			408,965

Renewable Electricity–0.03%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	102,236

	Principal Amount		Value
Restaurants–0.06%
Sodexo S.A. (France), 0.75%, 04/27/2025(i)	EUR	170,000	$ 176,145

Soft Drinks & Non-alcoholic Beverages–0.03%
CCEP Finance (Ireland) DAC (United Kingdom), 0.00%, 09/06/2025(i)	EUR	100,000	101,495

Telecom Tower REITs–0.03%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	102,520

Tobacco–0.03%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(i)	EUR	100,000	105,725

Transaction & Payment Processing Services–0.04%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	110,000	111,344
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $12,767,170)			11,827,839

Variable Rate Senior Loan Interests–0.01%(j)(k)
Oil & Gas Equipment & Services–0.01%
McDermott International Ltd., LOC, 0.50% (3 mo. USD LIBOR + 0.00%), 12/31/2026 (Cost $25,393)(d)	$	24,812	22,704

		Shares
Preferred Stocks–0.00%
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Series A, Pfd. (Cost $68,449)(d)		68,467	404

Money Market Funds–27.10%
Invesco Treasury Portfolio, Institutional Class, 5.22%(l)(m) (Cost $87,074,294)		87,074,294	87,074,294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–85.69% (Cost $253,951,262)			275,320,765

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.67%
Invesco Private Government Fund, 5.29%(l)(m)(n)		605,585	605,585
Invesco Private Prime Fund, 5.46%(l)(m)(n)		1,557,150	1,557,618
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,163,308)			2,163,203
TOTAL INVESTMENTS IN SECURITIES–86.36% (Cost $256,114,570)			277,483,968
OTHER ASSETS LESS LIABILITIES–13.64%			43,844,647
NET ASSETS–100.00%			$321,328,615

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Fundamental Alternatives Fund

Investment Abbreviations:

EUR LIBOR LOC Pfd. REIT SOFR USD	- Euro - London Interbank Offered Rate - Letter of Credit - Preferred - Real Estate Investment Trust - Secured Overnight Financing Rate - U.S. Dollar

Notes to Consolidated Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1O.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $10,033,574, which represented 3.12% of the Fund’s Net Assets.

(j)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$90,165,725	$38,390,369	$(41,481,800)	$ -	$ -	$87,074,294	$2,236,050
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,692,553	11,142,291	(12,229,259)	-	-	605,585	22,528*
Invesco Private Prime Fund	4,353,875	19,566,083	(22,364,283)	5	1,938	1,557,618	61,886*
Total	$96,212,153	$69,098,743	$(76,075,342)	$5	$1,938	$89,237,497	$2,320,464

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

CAC 40 Index	35	May-2024	$2,971,540	$15,294	$15,294

E-Mini Russell 2000 Index	16	June-2024	1,588,480	(40,367)	(40,367)

Eurex DAX Index	6	June-2024	2,896,649	(41,994)	(41,994)

EURO STOXX 50 Index	55	June-2024	2,874,345	481	481

Euronext Amsterdam Index	17	May-2024	3,176,917	55,053	55,053

FTSE 100 Index	40	June-2024	4,077,782	176,803	176,803

FTSE/MIB Index	15	June-2024	2,681,902	8,047	8,047

IBEX 35 Index	27	May-2024	3,126,220	71,290	71,290

MSCI Emerging Markets Index	11	June-2024	573,100	6,380	6,380

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)–(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

OMS Stockholm 30 Index	140	May-2024	$3,238,176	$60,424	$60,424

S&P/TSX 60 Index	17	June-2024	3,224,276	(37,439)	(37,439)

SPI 200 Index	28	June-2024	3,484,841	(32,265)	(32,265)

Tokyo Stock Price Index	18	June-2024	3,135,149	47,536	47,536

Subtotal				289,243	289,243

Interest Rate Risk

Euro-BTP	39	June-2024	4,869,220	3,755	3,755

U.S. Treasury 5 Year Notes	130	June-2024	13,616,484	(290,192)	(290,192)

Subtotal				(286,437)	(286,437)

Subtotal–Long Futures Contracts				2,806	2,806

Short Futures Contracts

Currency Risk

Australian Dollar	60	June-2024	(3,895,200)	(26,755)	(26,755)

British Pound	52	June-2024	(4,064,775)	(17,002)	(17,002)

Canadian Dollar	91	June-2024	(6,617,975)	91,213	91,213

Euro	44	June-2024	(5,884,175)	84,529	84,529

Japanese Yen	44	June-2024	(3,513,675)	254,018	254,018

New Zealand Dollar	68	June-2024	(4,010,300)	99,021	99,021

Swiss Franc	29	June-2024	(3,965,025)	189,423	189,423

Subtotal				674,447	674,447

Equity Risk

E-Mini S&P 500 Index	185	June-2024	(46,869,750)	1,169,219	1,169,219

Hang Seng Index	13	May-2024	(1,472,299)	(39,704)	(39,704)

Subtotal				1,129,515	1,129,515

Interest Rate Risk

Australia 10 Year Bonds	70	June-2024	(5,102,807)	89,638	89,638

Canada 10 Year Bonds	57	June-2024	(4,843,955)	114,723	114,723

Euro-Bobl	92	June-2024	(11,431,383)	67,749	67,749

Euro-Bund	41	June-2024	(5,691,679)	79,415	79,415

Euro-Buxl	15	June-2024	(2,063,752)	53,051	53,051

Euro-OAT	36	June-2024	(4,820,460)	74,697	74,697

Euro-Schatz	78	June-2024	(8,749,529)	30,201	30,201

Long Gilt	29	June-2024	(3,470,776)	27,518	27,518

SFE 3 Year Australian Bonds	52	June-2024	(3,554,324)	9,760	9,760

U.S. Treasury 2 Year Notes	32	June-2024	(6,485,000)	41,217	41,217

U.S. Treasury 10 Year Notes	59	June-2024	(6,338,812)	166,588	166,588

U.S. Treasury Long Bonds	32	June-2024	(3,642,000)	160,921	160,921

Subtotal				915,478	915,478

Subtotal–Short Futures Contracts				2,719,440	2,719,440

Total Futures Contracts				$2,722,246	$2,722,246

(a)	Futures contracts collateralized by $7,338,314 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
06/21/2024	Citibank, N.A.	EUR	25,000	USD	27,180	$ 446
06/21/2024	Deutsche Bank AG	USD	20,267	EUR	19,000	51
05/15/2024	Goldman Sachs International	EUR	228,000	USD	247,830	4,393

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Fundamental Alternatives Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
05/15/2024	J.P. Morgan Chase Bank, N.A.	EUR	58,000	USD	62,696	$ 769
06/21/2024	J.P. Morgan Chase Bank, N.A.	USD	18,125	EUR	17,000	55
05/15/2024	Merrill Lynch International	EUR	58,000	USD	63,555	1,628
05/15/2024	UBS AG	EUR	11,971,000	USD	13,084,099	302,601
Subtotal–Appreciation						309,943

Currency Risk
05/15/2024	J.P. Morgan Chase Bank, N.A.	USD	192,096	EUR	178,000	(2,044)
06/21/2024	J.P. Morgan Chase Bank, N.A.	USD	22,552	EUR	21,000	(96)
05/15/2024	Merrill Lynch International	USD	32,625	EUR	30,000	(594)
05/15/2024	Morgan Stanley and Co. International PLC	USD	15,301	EUR	14,000	(354)
05/15/2024	UBS AG	USD	900,202	EUR	825,000	(19,345)
Subtotal–Depreciation						(22,433)
Total Forward Foreign Currency Contracts						$ 287,510

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 2	Sell	5.00%	Quarterly	12/20/2027	3.011%	USD 2,234,400	$39,498	$138,430	$98,932

(a)	Centrally cleared swap agreements collateralized by $145,980 cash held with Citigroup Global Markets, Inc..
(b)

Implied credit spreads represent the current level, as of April 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Aluminium Index	0.10%	Monthly	29,300	April–2025	USD 2,570,549	$ 89,993	$ 154,982	$ 64,989
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Copper Index	0.08	Monthly	16,700	March–2025	USD 2,861,614	5,630	193,474	187,844
Citibank, N.A.	Pay	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.06	Monthly	16,600	November–2024	USD 1,222,983	–	68,442	68,442
Citibank, N.A.	Pay	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.06	Monthly	5,750	December–2024	USD 1,717,527	–	1,846	1,846
Royal Bank of Canada	Pay	RBC Commodity CNE0 Excess Return Custom Index	0.06	Monthly	80,000	November–2024	USD 1,960,080	–	0	0
Royal Bank of Canada	Pay	RBC Commodity NGE0 Excess Return Custom Index	0.05	Monthly	31,000,000	November–2024	USD 750,200	–	0	0
Royal Bank of Canada	Pay	RBC Commodity SME0 Excess Return Custom Index	0.05	Monthly	2,520	January–2025	USD 1,881,332	–	0	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Fundamental Alternatives Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b) –(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	Receive	RBC Commodity CLE0 Excess Return Custom Index	0.06%	Monthly	26,800	February–2025	USD	1,488,282	$ –	$ 0	$ 0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	7,390	February–2025	USD	3,666,577	–	0	0
Subtotal – Appreciation									95,623	418,744	323,121
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Wheat Index	0.04	Monthly	80,800	November–2024	USD	1,269,413	(9,355)	(82,004)	(72,649)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Brent Crude Oil Index	0.06	Monthly	12,350	February–2025	USD	1,693,467	(3,264)	(47,662)	(44,398)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Gasoil Index	0.06	Monthly	8,300	January–2025	USD	1,235,162	(1,171)	(59,955)	(58,784)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Gasoline Index	0.06	Monthly	6,200	January–2025	USD	1,406,373	(4,536)	(28,398)	(23,862)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Heating Oil Index	0.06	Monthly	5,250	January–2025	USD	749,867	–	(34,094)	(34,094)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Silver Index	0.08	Monthly	14,650	March–2025	USD	1,937,346	(581)	(127,238)	(126,657)
Subtotal – Depreciation									(18,907)	(379,351)	(360,444)
Total – Total Return Swap Agreements									$ 76,716	$ 39,393	$ (37,323)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $3,251.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Aluminium Index

	Long Futures Contracts

	Aluminium	100.00%

Canadian Imperial Bank of Commerce Copper Index

	Long Futures Contracts

	Copper	100.00%

CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil

	Long Futures Contracts

	Soybean Oil	100.00%

RBC Commodity CNE0 Excess Return Custom Index

	Long Futures Contracts

	Corn	100.00%

RBC Commodity NGE0 Excess Return Custom Index

	Long Futures Contracts

	Natural Gas	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Fundamental Alternatives Fund

Reference Entity Components–(continued)
Reference Entity	Underlying Components	Percentage
	RBC Commodity SME0 Excess Return Custom Index

	Long Futures Contracts

	Soymeal	100.00%

	RBC Commodity CLE0 Excess Return Custom Index

	Long Futures Contracts

	WTI Crude Oil	100.00%

	RBC Gold E0 Excess Return Index

	Long Futures Contracts

	Gold	100.00%

	Canadian Imperial Bank of Commerce Wheat Index

	Long Futures Contracts

	Wheat	100.00%

	Canadian Imperial Bank of Commerce Brent Crude Oil Index

	Long Futures Contracts

	Brent Crude Oil	100.00%

	Canadian Imperial Bank of Commerce Gasoline Index

	Long Futures Contracts

	Gasoline	100.00%

	Canadian Imperial Bank of Commerce Heating Oil Index

	Long Futures Contracts

	Heating Oil	100.00%

	Canadian Imperial Bank of Commerce Silver Index

	Long Futures Contracts

	Silver	100.00%

Abbreviations:

EUR –Euro

USD –U.S. Dollar

Volatility Contribution*

Strategy	Annualized Volatility Contribution	Volatility Contribution as % of Investment Strategy
Long/Short Credit	0.09%	2.33%
Long/Short Equity	2.36	59.62
Long/Short Macro	1.51	38.05
Total	3.96%	100.00%

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of April 30, 2024.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Fundamental Alternatives Fund

Consolidated Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $166,876,968)*	$188,246,471

Investments in affiliated money market funds, at value (Cost $89,237,602)	89,237,497

Other investments:
Variation margin receivable – futures contracts	3,485,914

Swaps receivable – OTC	135,174

Unrealized appreciation on swap agreements – OTC	323,121

Premiums paid on swap agreements – OTC	76,716

Unrealized appreciation on forward foreign currency contracts outstanding	309,943

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	7,338,314

Cash collateral – centrally cleared swap agreements	145,980

Cash collateral – OTC Derivatives	3,251

Cash	34,074,247

Foreign currencies, at value (Cost $98,953)	97,097

Receivable for:
Investments sold	102,812

Fund shares sold	74,715

Dividends	501,205

Interest	558,692

Investment for trustee deferred compensation and retirement plans	108,417

Other assets	38,003

Total assets	324,857,569

Liabilities:
Other investments:
Variation margin payable – centrally cleared swap agreements	346,538

Unrealized depreciation on forward foreign currency contracts outstanding	22,433

Swaps payable – OTC	80,022

Unrealized depreciation on swap agreements–OTC	360,444

Payable for:
Dividends	15

Fund shares reacquired	165,196

Collateral upon return of securities loaned	2,163,308

Accrued fees to affiliates	178,115

Accrued other operating expenses	62,383

Trustee deferred compensation and retirement plans	150,500

Total liabilities	3,528,954

Net assets applicable to shares outstanding	$321,328,615

Net assets consist of:
Shares of beneficial interest	$295,468,767

Distributable earnings	25,859,848

$321,328,615

Net Assets:
Class A	$272,775,778

Class C	$8,782,459

Class R	$10,292,733

Class Y	$27,349,066

Class R5	$9,391

Class R6	$2,119,188

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	11,068,113

Class C	410,822

Class R	440,553

Class Y	1,079,125

Class R5	380

Class R6	83,081

Class A:
Net asset value per share	$24.65

Maximum offering price per share (Net asset value of $24.65 ÷ 94.50%)	$26.08

Class C:
Net asset value and offering price per share	$21.38

Class R:
Net asset value and offering price per share	$23.36

Class Y:
Net asset value and offering price per share	$25.34

Class R5:
Net asset value and offering price per share	$24.71

Class R6:
Net asset value and offering price per share	$25.51

*	At April 30, 2024, securities with an aggregate value of $2,098,880 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Fundamental Alternatives Fund

Consolidated Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Interest	$1,369,239

Dividends (net of foreign withholding taxes of $557)	1,100,291

Dividends from affiliated money market funds (includes net securities lending income of $2,591)	2,238,641

Total investment income	4,708,171

Expenses:
Advisory fees	1,356,279

Administrative services fees	23,520

Custodian fees	23,757

Distribution fees:
Class A	342,201

Class C	50,183

Class R	26,030

Transfer agent fees – A, C, R and Y	312,097

Transfer agent fees – R5	2

Transfer agent fees – R6	316

Trustees’ and officers’ fees and benefits	16,724

Registration and filing fees	40,274

Reports to shareholders	48,511

Professional services fees	43,270

Other	6,239

Total expenses	2,289,403

Less: Fees waived and/or expense offset arrangement(s)	(69,077)

Net expenses	2,220,326

Net investment income	2,487,845

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	9,135,001

Affiliated investment securities	1,938

Foreign currencies	12,966

Forward foreign currency contracts	185,760

Futures contracts	(6,120,012)

Swap agreements	554,549

3,770,202

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	11,106,732

Affiliated investment securities	5

Foreign currencies	(3,924)

Forward foreign currency contracts	(208,400)

Futures contracts	(1,121,151)

Swap agreements	88,413

9,861,675

Net realized and unrealized gain	13,631,877

Net increase in net assets resulting from operations	$16,119,722

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Fundamental Alternatives Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income	$2,487,845	$3,952,887

Net realized gain	3,770,202	4,708,192

Change in net unrealized appreciation (depreciation)	9,861,675	(2,497,278)

Net increase in net assets resulting from operations	16,119,722	6,163,801

Distributions to shareholders from distributable earnings:
Class A	(12,216,541)	(7,437,551)

Class C	(455,690)	(382,548)

Class R	(466,575)	(279,243)

Class Y	(1,294,309)	(1,191,849)

Class R5	(461)	(235)

Class R6	(108,646)	(79,119)

Total distributions from distributable earnings	(14,542,222)	(9,370,545)

Share transactions–net:
Class A	(4,663,906)	(26,336,193)

Class C	(2,074,727)	(2,814,387)

Class R	(229,699)	(115,402)

Class Y	(4,252,845)	(21,575,654)

Class R6	(415,260)	(1,116,764)

Net increase (decrease) in net assets resulting from share transactions	(11,636,437)	(51,958,400)

Net increase (decrease) in net assets	(10,058,937)	(55,165,144)

Net assets:
Beginning of period	331,387,552	386,552,696

End of period	$321,328,615	$331,387,552

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Fundamental Alternatives Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$24.55	$0.19	$1.02	$1.21	$(0.21)	$(0.90)	$(1.11)	$24.65	5.06%	$272,776	1.36	%(e)	1.40	%(e)	1.36	%(e)	1.54	%(e)	22%
Year ended 10/31/23	24.75	0.27	0.15	0.42	–	(0.62)	(0.62)	24.55	1.71	276,078	1.33		1.37		1.33		1.11		61
Year ended 10/31/22	27.26	(0.05)	(1.69)	(1.74)	(0.77)	–	(0.77)	24.75	(6.60)	304,850	1.33		1.34		1.33		(0.20)		29
Year ended 10/31/21	26.50	(0.08)	1.35	1.27	(0.51)	–	(0.51)	27.26	4.84	362,634	1.32		1.38		1.32		(0.27)		74
Year ended 10/31/20	26.83	0.28	(0.07)	0.21	(0.54)	–	(0.54)	26.50	0.77	386,680	1.56		1.61		1.52		1.07		223
Year ended 10/31/19	27.42	0.69	(0.82)	(0.13)	(0.46)	–	(0.46)	26.83	(0.45)	441,060	1.64		1.71		1.38		2.59		289
Class C
Six months ended 04/30/24	21.33	0.08	0.89	0.97	(0.02)	(0.90)	(0.92)	21.38	4.68	8,782	2.11	(e)	2.15	(e)	2.11	(e)	0.79	(e)	22
Year ended 10/31/23	21.75	0.08	0.12	0.20	–	(0.62)	(0.62)	21.33	0.92	10,842	2.08		2.12		2.08		0.36		61
Year ended 10/31/22	24.02	(0.21)	(1.50)	(1.71)	(0.56)	–	(0.56)	21.75	(7.32)	13,916	2.08		2.09		2.08		(0.95)		29
Year ended 10/31/21	23.36	(0.25)	1.21	0.96	(0.30)	–	(0.30)	24.02	4.11	19,401	2.08		2.13		2.08		(1.03)		74
Year ended 10/31/20	23.60	0.07	(0.07)	0.00	(0.24)	–	(0.24)	23.36	0.00	27,495	2.33		2.35		2.28		0.30		223
Year ended 10/31/19	24.17	0.43	(0.74)	(0.31)	(0.26)	–	(0.26)	23.60	(1.25)	38,860	2.42		2.47		2.14		1.81		289
Class R
Six months ended 04/30/24	23.29	0.15	0.97	1.12	(0.15)	(0.90)	(1.05)	23.36	4.93	10,293	1.61	(e)	1.65	(e)	1.61	(e)	1.29	(e)	22
Year ended 10/31/23	23.57	0.20	0.14	0.34	–	(0.62)	(0.62)	23.29	1.45	10,485	1.58		1.62		1.58		0.86		61
Year ended 10/31/22	26.00	(0.11)	(1.62)	(1.73)	(0.70)	–	(0.70)	23.57	(6.87)	10,728	1.58		1.59		1.58		(0.45)		29
Year ended 10/31/21	25.29	(0.14)	1.29	1.15	(0.44)	–	(0.44)	26.00	4.58	12,755	1.58		1.63		1.58		(0.53)		74
Year ended 10/31/20	25.60	0.21	(0.07)	0.14	(0.45)	–	(0.45)	25.29	0.51	13,867	1.82		1.86		1.78		0.81		223
Year ended 10/31/19	26.18	0.59	(0.78)	(0.19)	(0.39)	–	(0.39)	25.60	(0.70)	16,296	1.91		1.97		1.64		2.33		289
Class Y
Six months ended 04/30/24	25.25	0.22	1.04	1.26	(0.27)	(0.90)	(1.17)	25.34	5.15	27,349	1.11	(e)	1.15	(e)	1.11	(e)	1.79	(e)	22
Year ended 10/31/23	25.37	0.34	0.16	0.50	–	(0.62)	(0.62)	25.25	1.99	31,447	1.08		1.12		1.08		1.36		61
Year ended 10/31/22	27.94	0.02	(1.75)	(1.73)	(0.84)	–	(0.84)	25.37	(6.41)	53,389	1.08		1.09		1.08		0.05		29
Year ended 10/31/21	27.14	(0.01)	1.39	1.38	(0.58)	–	(0.58)	27.94	5.14	103,680	1.07		1.13		1.07		(0.02)		74
Year ended 10/31/20	27.47	0.36	(0.08)	0.28	(0.61)	–	(0.61)	27.14	1.00	165,217	1.31		1.35		1.27		1.32		223
Year ended 10/31/19	28.07	0.77	(0.84)	(0.07)	(0.53)	–	(0.53)	27.47	(0.22)	266,741	1.41		1.47		1.14		2.82		289
Class R5
Six months ended 04/30/24	24.66	0.23	1.03	1.26	(0.31)	(0.90)	(1.21)	24.71	5.28	9	0.96	(e)	0.99	(e)	0.96	(e)	1.94	(e)	22
Year ended 10/31/23	24.76	0.37	0.15	0.52	–	(0.62)	(0.62)	24.66	2.12	9	0.93		0.96		0.93		1.51		61
Year ended 10/31/22	27.29	0.05	(1.69)	(1.64)	(0.89)	–	(0.89)	24.76	(6.25)	9	0.93		0.94		0.93		0.20		29
Year ended 10/31/21	26.55	0.03	1.35	1.38	(0.64)	–	(0.64)	27.29	5.24	10	0.91		0.92		0.91		0.14		74
Year ended 10/31/20	26.87	0.39	(0.05)	0.34	(0.66)	–	(0.66)	26.55	1.23	10	1.14		1.15		1.10		1.49		223
Period ended 10/31/19(f)	26.56	0.35	(0.04)	0.31	–	–	–	26.87	1.17	10	1.25	(e)	1.35	(e)	1.02	(e)	2.97	(e)	289
Class R6
Six months ended 04/30/24	25.42	0.24	1.06	1.30	(0.31)	(0.90)	(1.21)	25.51	5.28	2,119	0.96	(e)	0.99	(e)	0.96	(e)	1.94	(e)	22
Year ended 10/31/23	25.51	0.38	0.15	0.53	–	(0.62)	(0.62)	25.42	2.10	2,526	0.93		0.96		0.93		1.51		61
Year ended 10/31/22	28.09	0.06	(1.75)	(1.69)	(0.89)	–	(0.89)	25.51	(6.25)	3,660	0.93		0.94		0.93		0.20		29
Year ended 10/31/21	27.27	0.04	1.42	1.46	(0.64)	–	(0.64)	28.09	5.40	6,743	0.90		0.92		0.90		0.15		74
Year ended 10/31/20	27.60	0.41	(0.08)	0.33	(0.66)	–	(0.66)	27.27	1.19	215,374	1.12		1.14		1.08		1.51		223
Year ended 10/31/19	28.21	0.82	(0.86)	(0.04)	(0.57)	–	(0.57)	27.60	(0.08)	175,917	1.23		1.29		0.96		3.00		289

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.02% and 0.01% for the years ended October 31, 2020 and 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Fundamental Alternatives Fund

Notes to Consolidated Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Fundamental Alternatives Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Fundamental Alternatives Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

23	Invesco Fundamental Alternatives Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or

24	Invesco Fundamental Alternatives Fund

securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.

L.

Securities Sold Short – The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The Short stock rebate, if any, presented in the Consolidated Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

M.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

N.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two

25	Invesco Fundamental Alternatives Fund

currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

O.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

P.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a

26	Invesco Fundamental Alternatives Fund

specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Q.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

T.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 1 billion	0.850%
Next $500 million	0.800%
Next $500 million	0.750%
Next $500 million	0.700%
Next $500 million	0.650%
Next $500 million	0.600%
Next $500 million	0.550%
Over $4 billion	0.500%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.84%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

27	Invesco Fundamental Alternatives Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $46,166.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $15,320 in front-end sales commissions from the sale of Class A shares and $32 and $(861) from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

28	Invesco Fundamental Alternatives Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$109,073,420	$–	$17	$109,073,437

U.S. Treasury Securities	–	43,422,746	–	43,422,746

U.S. Dollar Denominated Bonds & Notes	–	23,899,341	–	23,899,341

Non-U.S. Dollar Denominated Bonds & Notes	–	11,827,839	–	11,827,839

Variable Rate Senior Loan Interests	–	–	22,704	22,704

Preferred Stocks	–	–	404	404

Money Market Funds	87,074,294	2,163,203	–	89,237,497

Total Investments in Securities	196,147,714	81,313,129	23,125	277,483,968

Other Investments - Assets*

Futures Contracts	3,247,964	–	–	3,247,964

Forward Foreign Currency Contracts	–	309,943	–	309,943

Swap Agreements	–	422,053	–	422,053

	3,247,964	731,996	–	3,979,960

Other Investments - Liabilities*

Futures Contracts	(525,718)	–	–	(525,718)

Forward Foreign Currency Contracts	–	(22,433)	–	(22,433)

Swap Agreements	–	(360,444)	–	(360,444)

	(525,718)	(382,877)	–	(908,595)

Total Other Investments	2,722,246	349,119	–	3,071,365

Total Investments	$198,869,960	$81,662,248	$23,125	$280,555,333

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

	Value

Derivative Assets	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$–	$–	$718,204	$1,610,527	$919,233	$3,247,964

Unrealized appreciation on swap agreements – Centrally Cleared(a)	–	98,932	–	–	–	98,932

Unrealized appreciation on forward foreign currency contracts outstanding	–	–	309,943	–	–	309,943

Unrealized appreciation on swap agreements – OTC	323,121	–	–	–	–	323,121

Total Derivative Assets	323,121	98,932	1,028,147	1,610,527	919,233	3,979,960

Derivatives not subject to master netting agreements	–	(98,932)	(718,204)	(1,610,527)	(919,233)	(3,346,896)

Total Derivative Assets subject to master netting agreements	$323,121	$–	$309,943	$–	$–	$633,064

	Value

Derivative Liabilities	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$(43,757)	$(191,769)	$(290,192)	$(525,718)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(22,433)	–	–	(22,433)

Unrealized depreciation on swap agreements – OTC	(360,444)	–	–	–	(360,444)

Total Derivative Liabilities	(360,444)	(66,190)	(191,769)	(290,192)	(908,595)

Derivatives not subject to master netting agreements	–	43,757	191,769	290,192	525,718

Total Derivative Liabilities subject to master netting agreements	$(360,444)	$(22,433)	$–	$–	$(382,877)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

29	Invesco Fundamental Alternatives Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

								Collateral (Received)/Pledged

Counterparty	Forward Foreign Currency Contracts	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)

Fund

Citibank, N.A.	$446	$–	$446	$–	$–	$–	$446	$–	$–	$446

Deutsche Bank AG	51	–	51	–	–	–	51	–	–	51

Goldman Sachs International	4,393	–	4,393	–	–	–	4,393	–	–	4,393

J.P. Morgan Chase Bank, N.A.	824	–	824	(2,140)	–	(2,140)	(1,316)	–	–	(1,316)

Merrill Lynch International	1,628	–	1,628	(594)	–	(594)	1,034	–	–	1,034

Morgan Stanley and Co. International PLC	–	–	–	(354)	–	(354)	(354)	–	–	(354)

UBS AG	302,601	–	302,601	(19,345)	–	(19,345)	283,256	–	–	283,256

Subtotal - Fund	309,943	–	309,943	(22,433)	–	(22,433)	287,510	–	–	287,510

Subsidiary

Canadian Imperial Bank of Commerce	–	252,833	252,833	–	(361,044)	(361,044)	(108,211)	–	–	(108,211)

Citibank, N.A.	–	70,288	70,288	–	(70)	(70)	70,218	–	–	70,218

Royal Bank of Canada	–	135,174	135,174	–	(79,352)	(79,352)	55,822	–	–	55,822

Subtotal - Subsidiary	–	458,295	458,295	–	(440,466)	(440,466)	17,829	–	–	17,829

Total	$309,943	$458,295	$768,238	$(22,433)	$(440,466)	$(462,899)	$305,339	$–	$–	$305,339

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations

	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$185,760	$-	$-	$185,760

Futures contracts	(47,786)	-	-	(2,936,631)	(3,135,595)	(6,120,012)

Swap agreements	201,602	352,947	-	-	-	554,549

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	(208,400)	-	-	(208,400)

Futures contracts	39,148	-	674,447	(1,911,416)	76,670	(1,121,151)

Swap agreements	(39,603)	128,016	-	-	-	88,413

Total	$153,361	$480,963	$651,807	$(4,848,047)	$(3,058,925)	$(6,620,841)

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements

Average notional value	$18,176,559	$165,662,775	$37,219,688

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $22,911.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

30	Invesco Fundamental Alternatives Fund

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2023.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $42,638,076 and $70,127,951, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$26,324,618

Aggregate unrealized (depreciation) of investments	(6,538,083)

Net unrealized appreciation of investments	$19,786,535

Cost of investments for tax purposes is $260,845,514.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	139,444	$3,411,648	343,662	$8,401,076

Class C	23,770	504,657	57,318	1,222,239

Class R	17,820	412,735	49,188	1,145,235

Class Y	68,213	1,714,759	114,767	2,883,235

Class R6	4,139	104,604	12,156	308,104

Issued as reinvestment of dividends:
Class A	483,995	11,543,285	290,320	7,051,867

Class C	20,970	434,914	17,410	369,953

Class R	20,447	462,718	12,058	278,537

Class Y	45,406	1,112,451	39,960	996,195

Class R6	3,348	82,539	2,477	62,103

Automatic conversion of Class C shares to Class A shares:
Class A	88,692	2,164,274	79,381	1,936,644

Class C	(102,120)	(2,164,274)	(90,968)	(1,936,644)

Reacquired:
Class A	(891,084)	(21,783,113)	(1,784,801)	(43,725,780)

Class C	(40,080)	(850,024)	(115,424)	(2,469,935)

Class R	(47,816)	(1,105,152)	(66,214)	(1,539,174)

Class Y	(280,162)	(7,080,055)	(1,013,263)	(25,455,084)

Class R6	(23,757)	(602,403)	(58,769)	(1,486,971)

Net increase (decrease) in share activity	(468,775)	$(11,636,437)	(2,110,742)	$(51,958,400)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

31	Invesco Fundamental Alternatives Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio

Class A	$1,000.00	$1,050.60	$6.93	$1,018.10	$6.82	1.36%
Class C	1,000.00	1,046.80	10.74	1,014.37	10.57	2.11
Class R	1,000.00	1,049.30	8.20	1,016.86	8.07	1.61
Class Y	1,000.00	1,051.50	5.66	1,019.34	5.57	1.11
Class R5	1,000.00	1,052.80	4.90	1,020.09	4.82	0.96
Class R6	1,000.00	1,052.80	4.90	1,020.09	4.82	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

32	Invesco Fundamental Alternatives Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld
(1)* Beth Ann Brown	2,249,378,619.33	41,629,442.71
Carol Deckbar	2,246,234,264.52	44,773,797.52
Cynthia Hostetler	2,239,884,066.77	51,123,995.27
Dr. Eli Jones	2,247,948,469.91	43,059,592.13
Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
James Liddy	2,247,297,130.55	43,710,931.50
Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
Joel W. Motley	2,243,008,410.57	47,999,651.47
Teresa M. Ressel	2,248,731,273.34	42,276,788.70
Douglas Sharp	2,248,447,243.22	42,560,818.83
Robert C. Troccoli	2,246,647,253.82	44,360,808.22
Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

33	Invesco Fundamental Alternatives Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-FALT-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Global Allocation Fund

Nasdaq:

A: QVGIX ∎ C: QGRCX ∎ R: QGRNX ∎ Y: QGRYX ∎ R5: GLALX ∎ R6: QGRIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
13	Consolidated Financial Statements
16	Consolidated Financial Highlights
17	Notes to Consolidated Financial Statements
26	Fund Expenses
27	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.24%
Class C Shares	12.83
Class R Shares	13.11
Class Y Shares	13.33
Class R5 Shares	13.47
Class R6 Shares	13.50
Bloomberg U.S. Aggregate Bond Index▼*	4.97
MSCI All Country World Index▼*	19.77
Bloomberg Global Aggregate USD Hedged Index▼*	5.04
Custom Invesco Global Allocation Index∎	13.70

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

* Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the MSCI All Country World Index and the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index to reflect that the Bloomberg U.S. Aggregate Bond Index and the MSCI All Country World Index can be considered more broadly representative of the overall applicable securities markets.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

 The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
The Custom Invesco Global Allocation Index is composed of 60% MSCI All Country World Index/40% Bloomberg Global Aggregate USD Hedged Index.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Allocation Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges
Class A Shares
Inception (11/1/91)	7.04%
10 Years	3.86
5 Years	4.11
1 Year	0.35

Class C Shares
Inception (9/1/93)	6.83%
10 Years	3.82
5 Years	4.51
1 Year	4.40

Class R Shares
Inception (3/1/01)	3.54%
10 Years	4.19
5 Years	5.04
1 Year	5.97

Class Y Shares
Inception (5/1/00)	4.53%
10 Years	4.71
5 Years	5.55
1 Year	6.43

Class R5 Shares
10 Years	4.66%
5 Years	5.72
1 Year	6.60

Class R6 Shares
Inception (2/28/12)	5.61%
10 Years	4.89
5 Years	5.73
1 Year	6.61

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Allocation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Allocation Fund. Note: The Fund was subsequently renamed the Invesco Global Allocation Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Allocation Fund

Consolidated Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value
Exchange-Traded Funds–54.87%
Invesco Emerging Markets Sovereign Debt ETF(a)	1,700,000	$ 33,371,000
Invesco High Yield Bond Factor ETF(a)	1,076,000	23,501,239
Invesco International Developed Dynamic Multifactor ETF(a)(b)	5,817,300	145,432,500
Invesco Russell 1000® Dynamic Multifactor ETF(a)	4,586,860	237,736,954
Invesco Russell 2000® Dynamic Multifactor ETF(a)	1,607,300	56,818,055
iShares iBoxx High Yield Corporate Bond ETF(b)	922,000	70,339,380
Total Exchange-Traded Funds (Cost $454,771,107)		567,199,128

	Principal Amount
U.S. Treasury Securities–19.26%
U.S. Treasury Notes–19.26%
3.88%, 12/31/2027	$23,390,000	22,654,951
3.88%, 12/31/2029(c)	68,550,000	65,682,146
1.88%, 02/15/2032(c)	135,475,000	110,750,813
Total U.S. Treasury Securities (Cost $210,421,308)		199,087,910

	Shares
Common Stocks & Other Equity Interests–18.63%
Advertising–0.08%
Trade Desk, Inc. (The), Class A(d)	10,519	871,499

Aerospace & Defense–0.55%
Airbus SE (France)	18,320	3,014,698
Axon Enterprise, Inc.(d)	2,382	747,138
Howmet Aerospace, Inc.	10,068	672,039
TransDigm Group, Inc.	1,011	1,261,758
		5,695,633

Air Freight & Logistics–0.10%
ZTO Express (Cayman), Inc. (China)	535	11,358
ZTO Express (Cayman), Inc., ADR (China)(b)	50,668	1,063,521
		1,074,879

Apparel Retail–0.04%
Ross Stores, Inc.	3,510	454,721

Apparel, Accessories & Luxury Goods–0.70%
Brunello Cucinelli S.p.A. (Italy)	4,298	438,664
Cie Financiere Richemont S.A. (Switzerland)	5,111	706,478
Ermenegildo Zegna N.V. (Italy)	8,802	108,265
Hermes International S.C.A. (France)	472	1,129,963
Kering S.A. (France)	845	296,147
LVMH Moet Hennessy Louis Vuitton SE (France)	4,193	3,444,281
Prada S.p.A. (Italy)	138,500	1,129,510
		7,253,308

	Shares	Value
Application Software–1.22%
Adobe, Inc.(d)	3,131	$ 1,449,121
Dassault Systemes SE (France)	12,707	498,774
Datadog, Inc., Class A(d)	5,808	728,904
Fair Isaac Corp.(d)	303	343,399
Guidewire Software, Inc.(d)	4,731	522,302
HubSpot, Inc.(d)	1,573	951,461
Intuit, Inc.	3,569	2,232,838
Manhattan Associates, Inc.(d)	4,100	844,846
Nice Ltd., ADR (Israel)(d)	2,909	650,191
Nutanix, Inc., Class A(d)	9,176	556,983
PTC, Inc.(d)	2,867	508,720
Roper Technologies, Inc.	955	488,444
Samsara, Inc., Class A(d)	19,780	690,915
SAP SE (Germany)	10,004	1,806,394
Synopsys, Inc.(d)	98	51,998
Xero Ltd. (New Zealand)(d)	3,630	281,827
		12,607,117

Asset Management & Custody Banks–0.13%
Ares Management Corp., Class A	7,531	1,002,301
Blue Owl Capital, Inc.	6,082	114,889
KKR & Co., Inc., Class A	2,223	206,894
		1,324,084

Automobile Manufacturers–0.01%
Ferrari N.V. (Italy)	223	91,714

Automotive Retail–0.05%
O’Reilly Automotive, Inc.(d)	513	519,802

Biotechnology–0.18%
argenx SE, ADR (Netherlands)(d)	882	331,191
CSL Ltd. (Australia)	3,322	590,240
Natera, Inc.(d)	6,320	587,001
Neurocrine Biosciences, Inc.(d)	2,353	323,632
		1,832,064

Brewers–0.09%
Ambev S.A. (Brazil)	331,102	774,735
Budweiser Brewing Co. APAC Ltd. (China)(e)	103,300	143,710
		918,445

Broadline Retail–0.48%
Allegro.eu S.A. (Poland)(d)(e)	31,383	261,612
Amazon.com, Inc.(d)	4,079	713,825
Dollarama, Inc. (Canada)	15,655	1,305,939
JD.com, Inc., ADR (China)	36,233	1,046,771
Next PLC (United Kingdom)	9,925	1,113,168
PDD Holdings, Inc., ADR (China)(b)(d)	4,454	557,552
		4,998,867

Building Products–0.26%
Assa Abloy AB, Class B (Sweden)	34,658	915,713
Daikin Industries Ltd. (Japan)	4,400	600,562
Trane Technologies PLC	3,083	978,359

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Global Allocation Fund

	Shares	Value
Building Products–(continued)
Trex Co., Inc.(d)	2,762	$ 244,575
		2,739,209

Cargo Ground Transportation–0.07%
Saia, Inc.(d)	926	367,465
XPO, Inc.(d)	3,183	342,045
		709,510

Casinos & Gaming–0.17%
DraftKings, Inc., Class A(d)	18,463	767,322
Flutter Entertainment PLC (Ireland)(d)	5,134	951,119
		1,718,441

Coal & Consumable Fuels–0.04%
Cameco Corp. (Canada)	8,754	399,445

Commodity Chemicals–0.03%
LG Chem Ltd. (South Korea)	1,203	345,680

Construction & Engineering–0.20%
Comfort Systems USA, Inc.	2,266	701,123
EMCOR Group, Inc.	1,685	601,831
Quanta Services, Inc.	3,060	791,194
		2,094,148

Construction Machinery & Heavy Transportation Equipment– 0.15%
Epiroc AB, Class A (Sweden)	60,074	1,110,610
Wabtec Corp.	3,029	487,911
		1,598,521

Construction Materials–0.14%
James Hardie Industries PLC, CDI (Australia)(d)	20,585	707,670
Vulcan Materials Co.	2,736	704,876
		1,412,546

Consumer Staples Merchandise Retail–0.13%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	357,400	1,333,567

Copper–0.04%
Antofagasta PLC (Chile)	15,370	421,626

Distillers & Vintners–0.18%
Pernod Ricard S.A. (France)	11,986	1,812,788

Diversified Banks–0.86%
Akbank T.A.S. (Turkey)	110,379	203,163
Banco de Chile (Chile)	1,702,556	188,867
Banco Santander Chile (Chile)	2,544,741	115,303
Credicorp Ltd. (Peru)	3,475	575,495
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	11,246	111,306
HDFC Bank Ltd. (India)	110,098	1,999,444
ICICI Bank Ltd. (India)	37,692	519,356
ICICI Bank Ltd., ADR (India)	28,055	772,354
Itau Unibanco Holding S.A., Preference Shares (Brazil)	82,801	500,065
Kotak Mahindra Bank Ltd. (India)	128,391	2,495,330
NU Holdings Ltd., Class A (Brazil)(d)	56,706	615,827
PT Bank Central Asia Tbk (Indonesia)	961,900	578,375

	Shares	Value
Diversified Banks–(continued)
PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	353,200	$ 106,915
Sberbank of Russia PJSC (Russia)(f)	11,951	0
Yapi ve Kredi Bankasi A.S. (Turkey)	73,240	73,341
		8,855,141

Diversified Capital Markets–0.01%
Banco BTG Pactual S.A., Series CPO (Brazil)	15,900	102,272

Diversified Financial Services–0.05%
FirstRand Ltd. (South Africa)	138,938	479,635

Diversified Metals & Mining–0.29%
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	493,624	3,050,077

Diversified Real Estate Activities–0.28%
DLF Ltd. (India)	269,851	2,875,158

Diversified Support Services–0.06%
Copart, Inc.(d)	10,515	571,070

Drug Retail–0.00%
Raia Drogasil S.A. (Brazil)	4,200	20,690

Education Services–0.01%
Duolingo, Inc.(d)	605	136,579

Electrical Components & Equipment–0.19%
Havells India Ltd. (India)	17,711	352,494
Schneider Electric SE (France)	2,031	463,095
Vertiv Holdings Co., Class A	7,166	666,438
Voltronic Power Technology Corp. (Taiwan)	1,000	47,317
WEG S.A. (Brazil)	54,736	416,903
		1,946,247

Electronic Components–0.05%
TDK Corp. (Japan)	12,400	553,176

Electronic Equipment & Instruments–0.20%
Keyence Corp. (Japan)	4,700	2,066,917

Environmental & Facilities Services–0.12%
Clean Harbors, Inc.(d)	2,929	554,899
Rentokil Initial PLC (United Kingdom)	121,828	614,985
Veralto Corp.	327	30,633
		1,200,517

Financial Exchanges & Data–0.40%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	144,200	299,642
London Stock Exchange Group PLC (United Kingdom)	10,748	1,184,860
MSCI, Inc.	569	265,035
S&P Global, Inc.	4,424	1,839,632
Tradeweb Markets, Inc., Class A	5,016	510,177
		4,099,346

Food Retail–0.16%
Alimentation Couche-Tard, Inc. (Canada)	17,141	950,030
BIM Birlesik Magazalar A.S. (Turkey)	8,471	101,203
HelloFresh SE (Germany)(d)	8,969	60,137

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Global Allocation Fund

	Shares	Value
Food Retail–(continued)
Jeronimo Martins SGPS S.A. (Portugal)	5,057	$ 104,031
Kobe Bussan Co. Ltd. (Japan)	15,600	336,917
Migros Ticaret A.S. (Turkey)	5,776	78,719
		1,631,037

Footwear–0.08%
Arezzo Industria e Comercio S.A. (Brazil)	8,341	83,400
Deckers Outdoor Corp.(d)	903	739,079
		822,479

Health Care Distributors–0.07%
Cencora, Inc.	3,163	756,115

Health Care Equipment–0.37%
Boston Scientific Corp.(d)	3,088	221,935
DexCom, Inc.(d)	7,480	952,877
Edwards Lifesciences Corp.(d)	2,146	181,702
IDEXX Laboratories, Inc.(d)	1,836	904,707
Intuitive Surgical, Inc.(d)	1,461	541,476
MicroTech Medical (Hangzhou) Co. Ltd., H Shares (China)(d)(e)	8,100	4,200
ResMed, Inc.	4,709	1,007,679
		3,814,576

Health Care Facilities–0.16%
Encompass Health Corp.	9,216	768,430
Tenet Healthcare Corp.(d)	7,686	863,061
		1,631,491

Health Care Services–0.06%
Dr Lal PathLabs Ltd. (India)(e)	18,965	538,396
New Horizon Health Ltd. (China)(d)(e)(f)	81,000	131,771
		670,167

Health Care Supplies–0.25%
ConvaTec Group PLC (United Kingdom)(e)	117,796	366,500
Cooper Cos., Inc. (The)	6,640	591,358
EssilorLuxottica S.A. (France)	4,334	924,146
Hoya Corp. (Japan)	5,800	672,451
		2,554,455

Homebuilding–0.10%
Lennar Corp., Class A	2,661	403,461
TopBuild Corp.(d)	1,609	651,114
		1,054,575

Homefurnishing Retail–0.06%
Williams-Sonoma, Inc.	2,220	636,652

Hotels, Resorts & Cruise Lines–0.56%
Amadeus IT Group S.A. (Spain)	22,890	1,452,918
H World Group Ltd. (China)	4,900	18,231
H World Group Ltd., ADR (China)(b)	65,711	2,412,251
Hilton Worldwide Holdings, Inc.	4,607	908,869
Marriott International, Inc., Class A	1,894	447,230
Trainline PLC (United Kingdom)(d)(e)	136,523	507,635
		5,747,134

Industrial Conglomerates–0.24%
Hitachi Ltd. (Japan)	7,300	673,503

	Shares	Value
Industrial Conglomerates–(continued)
KOC Holding A.S. (Turkey)	28,316	$ 197,620
Siemens AG (Germany)	4,683	877,283
SM Investments Corp. (Philippines)	43,514	714,436
		2,462,842

Industrial Gases–0.02%
Linde PLC	356	156,982

Industrial Machinery & Supplies & Components–0.46%
Aalberts N.V. (Netherlands)	8,054	382,934
Airtac International Group (China)	2,000	70,812
Atlas Copco AB, Class A (Sweden)	145,034	2,540,427
ITT, Inc.	4,402	569,355
Parker-Hannifin Corp.	1,250	681,137
VAT Group AG (Switzerland)(e)	1,054	524,745
		4,769,410

Insurance Brokers–0.02%
Arthur J. Gallagher & Co.	1,089	255,577

Integrated Oil & Gas–0.20%
Galp Energia SGPS S.A. (Portugal)	52,377	1,125,119
Novatek PJSC, GDR (Russia)(d)(e)(f)	1,782	120,520
TotalEnergies SE (France)	11,867	861,529
		2,107,168

Interactive Home Entertainment–0.04%
NetEase, Inc., ADR (China)	4,843	452,675

Interactive Media & Services–1.39%
Alphabet, Inc., Class A(d)	36,309	5,910,379
Auto Trader Group PLC (United Kingdom)(e)	67,295	583,413
Kakao Corp. (South Korea)	3,491	121,238
Meta Platforms, Inc., Class A	9,071	3,902,072
NAVER Corp. (South Korea)	1,881	248,103
Rightmove PLC (United Kingdom)	70,473	451,436
Tencent Holdings Ltd. (China)	71,817	3,151,559
		14,368,200

Internet Services & Infrastructure–0.15%
Cloudflare, Inc., Class A(d)	7,309	638,807
MongoDB, Inc.(d)	2,558	934,130
		1,572,937

Investment Banking & Brokerage–0.09%
Evercore, Inc., Class A	1,376	249,744
LPL Financial Holdings, Inc.	2,494	671,210
		920,954

IT Consulting & Other Services–0.34%
Capgemini SE (France)	2,175	457,144
EPAM Systems, Inc.(d)	2,789	656,140
Gartner, Inc.(d)	977	403,100
HCL Technologies Ltd. (India)	14,270	232,815
Tata Consultancy Services Ltd. (India)	37,722	1,721,636
		3,470,835

Life & Health Insurance–0.04%
AIA Group Ltd. (Hong Kong)	4,000	29,297

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Global Allocation Fund

	Shares	Value
Life & Health Insurance–(continued)
Legal & General Group PLC (United Kingdom)	122,721	$ 360,248
		389,545

Life Sciences Tools & Services–0.57%
Avantor, Inc.(d)	8,026	194,470
Bruker Corp.	6,350	495,364
Charles River Laboratories International, Inc.(d)	755	172,895
Danaher Corp.	983	242,428
ICON PLC(d)	2,601	774,786
Illumina, Inc.(d)	1,657	203,894
IQVIA Holdings, Inc.(d)	2,238	518,701
Lonza Group AG (Switzerland)	1,166	643,624
Repligen Corp.(d)	2,704	443,997
Samsung Biologics Co. Ltd. (South Korea)(d)(e)	1,632	917,277
Sartorius Stedim Biotech (France)	1,949	419,750
Thermo Fisher Scientific, Inc.	222	126,256
West Pharmaceutical Services, Inc.	1,279	457,217
WuXi XDC Cayman, Inc. (China)(d)(e)	88,000	245,141
		5,855,800

Managed Health Care–0.04%
Molina Healthcare, Inc.(d)	1,072	366,731

Marine Ports & Services–0.02%
Adani Ports & Special Economic Zone Ltd. (India)	13,636	216,022

Movies & Entertainment–0.22%
CTS Eventim AG & Co. KGaA (Germany)	6,939	613,607
Netflix, Inc.(d)	477	262,655
Spotify Technology S.A. (Sweden)(d)	2,358	661,278
Universal Music Group N.V. (Netherlands)	24,633	724,584
		2,262,124

Multi-line Insurance–0.03%
Allianz SE (Germany)	1,000	283,785

Oil & Gas Equipment & Services–0.03%
TechnipFMC PLC (United Kingdom)	13,180	337,672

Oil & Gas Exploration & Production–0.08%
Diamondback Energy, Inc.	4,340	872,904

Oil & Gas Refining & Marketing–0.15%
Reliance Industries Ltd. (India)	42,772	1,501,480

Oil & Gas Storage & Transportation–0.08%
Targa Resources Corp.	7,430	847,466

Other Specialty Retail–0.07%
JD Sports Fashion PLC (United Kingdom)	495,465	709,345

Packaged Foods & Meats–0.02%
Barry Callebaut AG (Switzerland)	106	171,293

Paper & Plastic Packaging Products & Materials–0.05%
Avery Dennison Corp.	2,570	558,410

	Shares	Value
Passenger Ground Transportation–0.03%
Localiza Rent a Car S.A. (Brazil)	32,105	$ 303,145

Personal Care Products–0.15%
e.l.f. Beauty, Inc.(d)	2,171	352,853
LG H&H Co. Ltd. (South Korea)	442	133,178
L’Oreal S.A. (France)	2,230	1,045,542
		1,531,573

Pharmaceuticals–0.72%
AstraZeneca PLC (United Kingdom)	4,546	687,577
Chugai Pharmaceutical Co. Ltd. (Japan)	9,500	302,137
Daiichi Sankyo Co. Ltd. (Japan)	31,400	1,056,851
Eli Lilly and Co.	279	217,927
Galderma Group AG, Class A (Switzerland)(d)	1,757	130,927
Novo Nordisk A/S, Class B (Denmark)	38,466	4,932,964
Phathom Pharmaceuticals, Inc.(d)	9,638	87,031
		7,415,414

Property & Casualty Insurance–0.01%
Kinsale Capital Group, Inc.	400	145,300

Rail Transportation–0.03%
Canadian Pacific Kansas City Ltd. (Canada)	3,783	296,701

Real Estate Development–0.10%
Macrotech Developers Ltd. (India)(e)	19,825	293,657
Oberoi Realty Ltd. (India)	41,574	737,582
		1,031,239

Real Estate Operating Companies–0.01%
SM Prime Holdings, Inc. (Philippines)	167,700	81,034

Real Estate Services–0.04%
Jones Lang LaSalle, Inc.(d)	2,083	376,398

Research & Consulting Services–0.17%
Booz Allen Hamilton Holding Corp.	4,490	663,038
Equifax, Inc.	3,239	713,196
Experian PLC	9,266	373,734
		1,749,968

Restaurants–0.39%
Americana Restaurants International PLC (United Arab Emirates)	184,132	167,731
Chipotle Mexican Grill, Inc.(d)	81	255,928
Compass Group PLC (United Kingdom)	41,766	1,161,667
DoorDash, Inc., Class A(d)	4,873	629,884
Texas Roadhouse, Inc.	3,880	623,827
Yum China Holdings, Inc. (China)	33,528	1,224,107
		4,063,144

Semiconductor Materials & Equipment–0.43%
AIXTRON SE (Germany)	16,894	392,548
ASM International N.V. (Netherlands)	955	600,732
ASML Holding N.V. (Netherlands)	2,536	2,208,888
BE Semiconductor Industries N.V. (Netherlands)	1,031	136,787
Entegris, Inc.	6,464	859,195
Lam Research Corp.	247	220,919
		4,419,069

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Global Allocation Fund

	Shares	Value
Semiconductors–1.26%
Analog Devices, Inc.	11,953	$ 2,397,891
Astera Labs, Inc.(d)	2,423	205,374
Broadcom, Inc.	76	98,821
Global Unichip Corp. (Taiwan)	3,000	124,595
Lattice Semiconductor Corp.(d)	7,252	497,487
MACOM Technology Solutions Holdings, Inc.(d)	6,821	695,401
Marvell Technology, Inc.	13,437	885,633
MediaTek, Inc. (Taiwan)	2,000	60,302
Monolithic Power Systems, Inc.	1,252	838,001
NVIDIA Corp.	1,418	1,225,180
SK hynix, Inc. (South Korea)	3,502	432,166
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	233,000	5,578,895
		13,039,746

Soft Drinks & Non-alcoholic Beverages–0.17%
Celsius Holdings, Inc.(d)	3,692	263,129
Fomento Economico Mexicano S.A.B.de C.V., Series CPO (Mexico)	128,996	1,509,104
		1,772,233

Specialty Chemicals–0.05%
Ecolab, Inc.	944	213,485
Sika AG (Switzerland)	1,252	356,146
		569,631

Steel–0.07%
Steel Dynamics, Inc.	3,323	432,389
Vale S.A., ADR (Brazil)	26,057	317,113
		749,502

Systems Software–0.18%
CyberArk Software Ltd.(b)(d)	1,834	438,785
GitLab, Inc., Class A(d)	6,126	321,431
Microsoft Corp.	2,719	1,058,588
		1,818,804

Technology Hardware, Storage & Peripherals–0.30%
Samsung Electronics Co. Ltd. (South Korea)	55,914	3,108,071

Trading Companies & Distributors–0.39%
Ashtead Group PLC (United Kingdom)	10,245	743,909
Beijer Ref AB (Sweden)	22,869	322,301
Ferguson PLC	5,079	1,070,937
MonotaRO Co. Ltd. (Japan)	12,600	151,009
RS Group PLC (United Kingdom)	42,405	388,464
United Rentals, Inc.	1,005	671,330
W.W. Grainger, Inc.	752	692,855
		4,040,805

	Shares	Value

Transaction & Payment Processing Services–0.23%
Corpay, Inc.(d)	2,384	$720,302

Edenred SE (France)	10,915	517,937

Visa, Inc., Class A	4,414	1,185,644

		2,423,883

Wireless Telecommunication Services–0.12%
America Movil S.A.B. de C.V., ADR (Mexico)	62,907	1,199,007

Total Common Stocks & Other Equity Interests (Cost $158,380,828)		192,547,944

Preferred Stocks–0.01%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd.(f)	264,345	12,825

Diversified Support Services–0.01%
Harambee Re Ltd., Pfd.(f)	115	20,057

Kinesis Reinsurance I Ltd., Series 2019-1, Pfd.(f)	116,394	34,315

Viribus Re Ltd., Pfd.(f)	385,896	30,224

		84,596

Total Preferred Stocks (Cost $1,846,099)		97,421

Money Market Funds–5.80%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(a)(g)	20,988,432	20,988,432

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(a)(g)	14,988,923	14,993,420

Invesco Treasury Portfolio, Institutional Class, 5.22%(a)(g)	23,986,779	23,986,779

Total Money Market Funds (Cost $59,971,873)		59,968,631

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.57% (Cost $885,391,215)		1,018,901,034

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.37%
Invesco Private Government Fund, 5.29%(a)(g)(h)	21,328,563	21,328,563

Invesco Private Prime Fund, 5.46%(a)(g)(h)	54,841,729	54,858,181

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,193,288)		76,186,744

TOTAL INVESTMENTS IN SECURITIES–105.94% (Cost $961,584,503)		1,095,087,778

OTHER ASSETS LESS LIABILITIES–(5.94)%		(61,410,609)

NET ASSETS–100.00%		$1,033,677,169

Investment Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CREST Depository Interest
CPO	–	Certificates of Ordinary Participation
ETF	–	Exchange-Traded Fund
GDR	–	Global Depositary Receipt
Pfd.	–	Preferred

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$30,311,000	$-	$-	$3,060,000	$-	$33,371,000	$1,157,853
Invesco High Yield Bond Factor ETF	22,483,020	-	-	1,018,219	-	23,501,239	869,591
Invesco International Developed Dynamic Multifactor ETF	129,667,617	-	-	15,764,883	-	145,432,500	3,243,028
Invesco Russell 1000® Dynamic Multifactor ETF	201,179,679	-	-	36,557,275	-	237,736,954	1,669,434
Invesco Russell 2000® Dynamic Multifactor ETF	51,819,352	-	-	4,998,703	-	56,818,055	413,623
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23,371,061	26,734,746	(29,117,375)	-	-	20,988,432	452,188
Invesco Liquid Assets Portfolio, Institutional Class	16,694,264	19,096,249	(20,798,126)	(5,293)	6,326	14,993,420	330,829
Invesco Treasury Portfolio, Institutional Class	26,709,785	30,553,995	(33,277,001)	-	-	23,986,779	512,415
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,124,283	202,056,886	(199,852,606)	-	-	21,328,563	293,321*
Invesco Private Prime Fund	49,970,320	421,181,642	(416,293,155)	(5,495)	4,869	54,858,181	813,283*
Total	$571,330,381	$699,623,518	$(699,338,263)	$61,388,292	$11,195	$633,015,123	$9,755,565

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	All or a portion of this security was out on loan at April 30, 2024.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(d)	Non-income producing security.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $4,638,577, which represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Brent Crude	123	May-2024	$10,618,590	$(123,175)	$(123,175)

Equity Risk

E-Mini S&P 500 Index	397	June-2024	100,579,950	(2,358,807)	(2,358,807)

MSCI Emerging Markets Index	848	June-2024	44,180,800	(624,033)	(624,033)

Nikkei 225 Index	10	June-2024	2,439,210	(71,735)	(71,735)

S&P/TSX 60 Index	18	June-2024	3,413,940	(70,405)	(70,405)

SPI 200 Index	27	June-2024	3,360,382	(90,526)	(90,526)

Subtotal				(3,215,506)	(3,215,506)

Interest Rate Risk

U.S. Treasury 5 Year Notes	986	June-2024	103,275,797	(1,989,585)	(1,989,585)

Subtotal–Long Futures Contracts				(5,328,266)	(5,328,266)

Short Futures Contracts

Equity Risk

E-Mini Russell 2000 Index	613	June-2024	(60,858,640)	3,280,142	3,280,142

STOXX Europe 600 Index	695	June-2024	(18,657,574)	(58,335)	(58,335)

Subtotal–Short Futures Contracts				3,221,807	3,221,807

Total Futures Contracts				$(2,106,459)	$(2,106,459)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Global Allocation Fund

(a)	Futures contracts collateralized by $740,091 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/20/2024	Citibank, N.A.	PHP	841,900,000	USD	15,205,259	$643,966

06/20/2024	Citibank, N.A.	USD	14,276,949	COP	56,638,800,000	55,111

06/21/2024	Deutsche Bank AG	CLP	1,243,000,000	USD	1,308,738	14,623

06/20/2024	Goldman Sachs International	TWD	9,315,000	USD	297,889	12,245

06/20/2024	HSBC Bank USA	ILS	16,290,000	USD	4,499,926	136,817

06/04/2024	J.P. Morgan Chase Bank, N.A.	BRL	66,965,000	USD	13,340,279	479,328

06/20/2024	J.P. Morgan Chase Bank, N.A.	JPY	5,241,820,000	USD	35,999,402	2,515,998

06/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	362,325,000	USD	21,395,699	406,162

06/20/2024	Morgan Stanley and Co. International PLC	AUD	24,385,000	USD	16,191,630	372,037

06/20/2024	Morgan Stanley and Co. International PLC	CHF	3,550,000	USD	4,081,874	199,088

06/20/2024	Morgan Stanley and Co. International PLC	HKD	1,420,000	USD	182,014	224

06/20/2024	Morgan Stanley and Co. International PLC	INR	909,940,000	USD	10,951,521	70,824

06/20/2024	Morgan Stanley and Co. International PLC	KRW	43,845,810,000	USD	33,473,636	1,764,315

06/20/2024	Morgan Stanley and Co. International PLC	NZD	25,915,000	USD	15,953,481	683,120

06/20/2024	Morgan Stanley and Co. International PLC	PLN	8,070,000	USD	2,055,792	67,386

06/20/2024	Morgan Stanley and Co. International PLC	THB	486,960,000	USD	13,699,702	510,318

Subtotal-Appreciation						7,931,562

Currency Risk

06/20/2024	Citibank, N.A.	USD	14,689,007	IDR	229,432,000,000	(598,815)

06/20/2024	Citibank, N.A.	USD	14,204,279	NOK	148,530,000	(817,090)

06/20/2024	Citibank, N.A.	USD	439,513	PEN	1,620,000	(9,438)

06/20/2024	Deutsche Bank AG	USD	14,490,252	HUF	5,261,100,000	(180,689)

06/20/2024	Deutsche Bank AG	USD	15,633,535	ZAR	292,990,000	(126,761)

06/20/2024	Goldman Sachs International	USD	15,481,243	MYR	72,220,000	(371,476)

06/04/2024	J.P. Morgan Chase Bank, N.A.	USD	11,476,193	BRL	57,410,000	(450,326)

06/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	132,960,000	USD	18,607,937	(80,191)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	656,564	CZK	15,130,000	(14,490)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	14,159,322	SGD	18,775,000	(374,262)

06/20/2024	Morgan Stanley and Co. International PLC	USD	865,990	CAD	1,165,000	(19,053)

06/20/2024	Morgan Stanley and Co. International PLC	USD	1,311,050	DKK	8,885,000	(36,515)

06/20/2024	Morgan Stanley and Co. International PLC	USD	15,348,108	EUR	13,965,000	(414,982)

06/20/2024	Morgan Stanley and Co. International PLC	USD	8,619,530	GBP	6,735,000	(201,664)

06/20/2024	Morgan Stanley and Co. International PLC	USD	8,766,438	SEK	89,345,000	(641,555)

Subtotal-Depreciation						(4,337,307)

Total Forward Foreign Currency Contracts						$3,594,255

Open Over-The-Counter Total Return Swap Agreements(a)(b)

								Upfront
			Floating					Payments		Unrealized
	Pay/		Rate	Payment	Number of			Paid		Appreciation
Counterparty	Receive	Reference Entity	Index	Frequency	Contracts	Maturity Date	Notional Value	(Received)	Value	(Depreciation)

Equity Risk

Goldman Sachs International	Pay	MSCI ACWI Daily Total Return Net ex USA	SOFR + 0.08%	Quarterly	389,000	May-2024	USD 114,649,581	$–	$1,450,584	$1,450,584

Goldman Sachs International	Receive	Russell Midcap Growth Total Return Index	SOFR + 0.37%	Monthly	11,370	September-2024	USD 61,751,709	–	1,315,318	1,315,318

Subtotal – Appreciation								–	2,765,902	2,765,902

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Global Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

								Upfront
			Floating					Payments		Unrealized
	Pay/		Rate	Payment	Number of			Paid		Appreciation
Counterparty	Receive	Reference Entity	Index	Frequency	Contracts	Maturity Date	Notional Value	(Received)	Value	(Depreciation)

Equity Risk

Goldman Sachs International	Receive	MSCI ACWI ex USA Growth Net Total Return Index	SOFR - 0.24%	Quarterly	399,000	May–2024	USD 113,790,810	$–	$(47,880)	$(47,880)

Total – Total Return Swap Agreements								$–	$2,718,022	$2,718,022

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $960,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:

AUD	–Australian Dollar
BRL	–Brazilian Real
CAD	–Canadian Dollar
CHF	–Swiss Franc
CLP	–Chile Peso
CNY	–Chinese Yuan Renminbi
COP	–Colombia Peso
CZK	–Czech Koruna
DKK	–Danish Krone
EUR	–Euro
GBP	–British Pound Sterling
HKD	–Hong Kong Dollar
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
ILS	–Israel Shekel
INR	–Indian Rupee
JPY	–Japanese Yen
KRW	–South Korean Won
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PEN	–Peruvian Sol
PHP	–Philippines Peso
PLN	–Polish Zloty
SEK	–Swedish Krona
SGD	–Singapore Dollar
SOFR	–Secured Overnight Financing Rate
THB	–Thai Baht
TWD	–New Taiwan Dollar
USD	–U.S. Dollar
ZAR	–South African Rand

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2024

Exchange-Traded Funds	54.87%

U.S. Treasury Securities	19.26

Common Stocks & Other Equity Interests	18.63

Security Types Each Less Than 1% of Portfolio	0.01

Money Market Funds Plus Other Assets Less Liabilities	7.23

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Global Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $439,337,051)*	$462,072,655

Investments in affiliates, at value (Cost $522,247,452)	633,015,123

Other investments:
Swaps receivable – OTC	1,188,693

Unrealized appreciation on swap agreements – OTC	2,765,902

Unrealized appreciation on forward foreign currency contracts outstanding	7,931,562

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	740,091

Cash collateral – OTC Derivatives	960,000

Cash	6,106,858

Foreign currencies, at value (Cost $1,127,831)	1,127,482

Receivable for:
Investments sold	473,195

Fund shares sold	104,790

Dividends	907,818

Interest	1,485,939

Investment for trustee deferred compensation and retirement plans	232,436

Other assets	41,126

Total assets	1,119,153,670

Liabilities:
Other investments:
Variation margin payable – futures contracts	705,205

Unrealized depreciation on forward foreign currency contracts outstanding	4,337,307

Swaps payable – OTC	1,116,623

Unrealized depreciation on swap agreements–OTC	47,880

Payable for:
Investments purchased	354,725

Fund shares reacquired	1,289,112

Accrued foreign taxes	540,899

Collateral upon return of securities loaned	76,193,288

Accrued fees to affiliates	505,160

Accrued other operating expenses	19,868

Trustee deferred compensation and retirement plans	366,434

Total liabilities	85,476,501

Net assets applicable to shares outstanding	$1,033,677,169

Net assets consist of:
Shares of beneficial interest	$955,816,488

Distributable earnings	77,860,681

$1,033,677,169

Net Assets:
Class A	$894,399,299

Class C	$39,253,873

Class R	$33,569,860

Class Y	$51,043,572

Class R5	$10,752

Class R6	$15,399,813

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	48,287,702

Class C	2,285,034

Class R	1,871,556

Class Y	2,748,025

Class R5	576

Class R6	826,321

Class A:
Net asset value per share	$18.52

Maximum offering price per share
(Net asset value of $18.52 ÷ 94.50%)	$19.60

Class C:
Net asset value and offering price per share	$17.18

Class R:
Net asset value and offering price per share	$17.94

Class Y:
Net asset value and offering price per share	$18.57

Class R5:
Net asset value and offering price per share	$18.67

Class R6:
Net asset value and offering price per share	$18.64

*	At April 30, 2024, securities with an aggregate value of $73,923,356 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Global Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Interest	$4,297,510

Dividends (net of foreign withholding taxes of $126,044)	3,500,204

Dividends from affiliates (includes net securities lending income of $168,575)	8,817,536

Total investment income	16,615,250

Expenses:
Advisory fees	4,066,910

Administrative services fees	75,232

Custodian fees	62,883

Distribution fees:
Class A	1,118,667

Class C	210,296

Class R	85,099

Transfer agent fees – A, C, R and Y	798,722

Transfer agent fees – R5	2

Transfer agent fees – R6	2,238

Trustees’ and officers’ fees and benefits	33,892

Registration and filing fees	44,221

Reports to shareholders	112,558

Professional services fees	69,886

Other	39,731

Total expenses	6,720,337

Less: Fees waived and/or expense offset arrangement(s)	(895,525)

Net expenses	5,824,812

Net investment income	10,790,438

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $274,025)	3,990,962

Affiliated investment securities	11,195

Foreign currencies	3,033,901

Forward foreign currency contracts	4,882,191

Futures contracts	9,286,834

Swap agreements	(9,473,187)

11,731,896

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $162,701)	40,559,854

Affiliated investment securities	61,388,292

Foreign currencies	(3,481,058)

Forward foreign currency contracts	1,220,874

Futures contracts	5,499,063

Swap agreements	(1,753,541)

103,433,484

Net realized and unrealized gain	115,165,380

Net increase in net assets resulting from operations	$125,955,818

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Global Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:
Net investment income	$10,790,438	$19,174,786

Net realized gain (loss)	11,731,896	(21,539,143)

Change in net unrealized appreciation	103,433,484	61,174,330

Net increase in net assets resulting from operations	125,955,818	58,809,973

Distributions to shareholders from distributable earnings:
Class A	(20,415,894)	(47,881,874)

Class C	(658,726)	(2,520,753)

Class R	(701,795)	(1,702,221)

Class Y	(1,319,836)	(2,864,646)

Class R5	(285)	(683)

Class R6	(401,828)	(2,193,824)

Total distributions from distributable earnings	(23,498,364)	(57,164,001)

Share transactions–net:
Class A	(25,784,273)	(30,802,811)

Class C	(5,471,507)	(9,452,770)

Class R	(1,335,830)	544,280

Class Y	(1,736,054)	(2,105,706)

Class R5	–	(1,582)

Class R6	418,657	(24,334,807)

Net increase (decrease) in net assets resulting from share transactions	(33,909,007)	(66,153,396)

Net increase (decrease) in net assets	68,548,447	(64,507,424)

Net assets:
Beginning of period	965,128,722	1,029,636,146

End of period	$1,033,677,169	$965,128,722

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Global Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/24	$16.74	$0.19	$ 2.01	$ 2.20	$(0.42)	$ –	$(0.42)	$18.52	13.18%	$ 894,399	1.11	%(e)	1.28	%(e)	2.09	%(e)	12%
Year ended 10/31/23	16.79	0.32	0.57	0.89	(0.94)	–	(0.94)	16.74	5.30	831,967	1.11		1.27		1.84		77
Year ended 10/31/22	23.79	0.26	(4.25)	(3.99)	(0.47)	(2.54)	(3.01)	16.79	(19.06)	862,663	1.15		1.23		1.36		151
Year ended 10/31/21	18.75	0.22	4.82	5.04	–	–	–	23.79	26.88	1,173,186	1.15		1.25		1.01		51
Year ended 10/31/20	18.21	0.15	0.39	0.54	–	–	–	18.75	2.97	999,336	1.20		1.32		0.85		82
Year ended 10/31/19	18.48	0.13	1.16	1.29	(0.39)	(1.17)	(1.56)	18.21	8.05	1,093,027	1.21		1.31		0.75		52
Class C
Six months ended 04/30/24	15.47	0.11	1.86	1.97	(0.26)	–	(0.26)	17.18	12.76	39,254	1.86	(e)	2.03	(e)	1.34	(e)	12
Year ended 10/31/23	15.56	0.17	0.54	0.71	(0.80)	–	(0.80)	15.47	4.51	40,307	1.86		2.02		1.09		77
Year ended 10/31/22	22.23	0.11	(3.95)	(3.84)	(0.29)	(2.54)	(2.83)	15.56	(19.63)	49,615	1.90		1.98		0.61		151
Year ended 10/31/21	17.66	0.05	4.52	4.57	–	–	–	22.23	25.88	72,605	1.90		2.00		0.26		51
Year ended 10/31/20	17.28	0.02	0.36	0.38	–	–	–	17.66	2.20	77,710	1.95		2.07		0.10		82
Year ended 10/31/19	17.59	0.00	1.10	1.10	(0.24)	(1.17)	(1.41)	17.28	7.22	92,142	1.96		2.06		0.00		52
Class R
Six months ended 04/30/24	16.20	0.16	1.94	2.10	(0.36)	–	(0.36)	17.94	13.03	33,570	1.36	(e)	1.53	(e)	1.84	(e)	12
Year ended 10/31/23	16.27	0.27	0.56	0.83	(0.90)	–	(0.90)	16.20	5.05	31,487	1.36		1.52		1.59		77
Year ended 10/31/22	23.13	0.20	(4.11)	(3.91)	(0.41)	(2.54)	(2.95)	16.27	(19.22)	31,034	1.40		1.48		1.11		151
Year ended 10/31/21	18.28	0.16	4.69	4.85	–	–	–	23.13	26.53	39,793	1.40		1.50		0.76		51
Year ended 10/31/20	17.79	0.11	0.38	0.49	–	–	–	18.28	2.75	34,012	1.45		1.57		0.60		82
Year ended 10/31/19	18.10	0.09	1.11	1.20	(0.34)	(1.17)	(1.51)	17.79	7.68	38,552	1.46		1.56		0.50		52
Class Y
Six months ended 04/30/24	16.81	0.21	2.02	2.23	(0.47)	–	(0.47)	18.57	13.33	51,044	0.86	(e)	1.03	(e)	2.34	(e)	12
Year ended 10/31/23	16.87	0.36	0.57	0.93	(0.99)	–	(0.99)	16.81	5.52	47,784	0.86		1.02		2.09		77
Year ended 10/31/22	23.89	0.31	(4.26)	(3.95)	(0.53)	(2.54)	(3.07)	16.87	(18.84)	49,841	0.90		0.98		1.61		151
Year ended 10/31/21	18.78	0.28	4.83	5.11	–	–	–	23.89	27.21	72,519	0.90		1.00		1.26		51
Year ended 10/31/20	18.21	0.20	0.38	0.58	(0.01)	–	(0.01)	18.78	3.27	65,397	0.95		1.07		1.10		82
Year ended 10/31/19	18.49	0.18	1.14	1.32	(0.43)	(1.17)	(1.60)	18.21	8.27	74,260	0.96		1.06		0.99		52
Class R5
Six months ended 04/30/24	16.90	0.23	2.04	2.27	(0.50)	–	(0.50)	18.67	13.47	11	0.74	(e)	0.90	(e)	2.46	(e)	12
Year ended 10/31/23	16.96	0.39	0.57	0.96	(1.02)	–	(1.02)	16.90	5.64	10	0.74		0.89		2.21		77
Year ended 10/31/22	24.02	0.33	(4.29)	(3.96)	(0.56)	(2.54)	(3.10)	16.96	(18.77)	11	0.78		0.86		1.73		151
Year ended 10/31/21	18.85	0.32	4.85	5.17	–	–	–	24.02	27.43	15	0.76		0.86		1.40		51
Year ended 10/31/20	18.24	0.24	0.39	0.63	(0.02)	–	(0.02)	18.85	3.45	11	0.76		0.87		1.29		82
Period ended 10/31/19(f)	17.36	0.09	0.79	0.88	–	–	–	18.24	5.07	11	0.85	(e)	0.93	(e)	1.11	(e)	52
Class R6
Six months ended 04/30/24	16.89	0.23	2.02	2.25	(0.50)	–	(0.50)	18.64	13.36	15,400	0.74	(e)	0.90	(e)	2.46	(e)	12
Year ended 10/31/23	16.93	0.38	0.60	0.98	(1.02)	–	(1.02)	16.89	5.77	13,573	0.74		0.89		2.21		77
Year ended 10/31/22	23.98	0.33	(4.28)	(3.95)	(0.56)	(2.54)	(3.10)	16.93	(18.77)	36,473	0.78		0.86		1.73		151
Year ended 10/31/21	18.83	0.31	4.84	5.15	–	–	–	23.98	27.35	45,281	0.76		0.86		1.40		51
Year ended 10/31/20	18.22	0.24	0.39	0.63	(0.02)	–	(0.02)	18.83	3.46	36,260	0.76		0.87		1.29		82
Year ended 10/31/19	18.51	0.21	1.14	1.35	(0.47)	(1.17)	(1.64)	18.22	8.48	37,741	0.79		0.88		1.17		52

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.20%, 0.15%, 0.17%, 0.14% and 0.08% for the years ended October 31, 2023, 2022, 2021, 2020 and 2019 respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Global Allocation Fund

Notes to Consolidated Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Allocation Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

17	Invesco Global Allocation Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes .in the . general outlook . for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Consolidated Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Consolidated Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Consolidated Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2024, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related

18	Invesco Global Allocation Fund

to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $17,827 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund

19	Invesco Global Allocation Fund

currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission . merchant . (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing

20	Invesco Global Allocation Fund

additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

Q.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

NOTE 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $1 billion	0.800%

Next $2 billion	0.760%

Next $1 billion	0.710%

Next $1 billion	0.660%

Next $1 billion	0.600%

Next $1 billion	0.550%

Next $2 billion	0.500%

Over $9 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.78%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the

21	Invesco Global Allocation Fund

boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $846,613.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $32,286 in front-end sales commissions from the sale of Class A shares and $12 and $564 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	- Prices are determined using quoted prices in an active market for identical assets.
Level 2

-  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

-  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Exchange-Traded Funds	$567,199,128	$–	$–	$567,199,128

U.S. Treasury Securities	–	199,087,910	–	199,087,910

Common Stocks & Other Equity Interests	101,753,756	90,541,897	252,291	192,547,944

Preferred Stocks	–	–	97,421	97,421

Money Market Funds	59,968,631	76,186,744	–	136,155,375

Total Investments in Securities	728,921,515	365,816,551	349,712	1,095,087,778

Other Investments - Assets*

Futures Contracts	3,280,142	–	–	3,280,142

Forward Foreign Currency Contracts	–	7,931,562	–	7,931,562

Swap Agreements	–	2,765,902	–	2,765,902

	3,280,142	10,697,464	–	13,977,606

22	Invesco Global Allocation Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(5,386,601)	$–	$–	$(5,386,601)

Forward Foreign Currency Contracts	–	(4,337,307)	–	(4,337,307)

Swap Agreements	–	(47,880)	–	(47,880)

	(5,386,601)	(4,385,187)	–	(9,771,788)

Total Other Investments	(2,106,459)	6,312,277	–	4,205,818

Total Investments	$726,815,056	$372,128,828	$349,712	$1,099,293,596

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$–	$3,280,142	$3,280,142

Unrealized appreciation on forward foreign currency contracts outstanding	7,931,562	–	7,931,562

Unrealized appreciation on swap agreements – OTC	–	2,765,902	2,765,902

Total Derivative Assets	7,931,562	6,046,044	13,977,606

Derivatives not subject to master netting agreements	–	(3,280,142)	(3,280,142)

Total Derivative Assets subject to master netting agreements	$7,931,562	$2,765,902	$10,697,464

	Value
Derivative Liabilities	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(123,175)	$–	$(3,273,841)	$(1,989,585)	$(5,386,601)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(4,337,307)	–	–	(4,337,307)

Unrealized depreciation on swap agreements – OTC	–	–	(47,880)	–	(47,880)

Total Derivative Liabilities	(123,175)	(4,337,307)	(3,321,721)	(1,989,585)	(9,771,788)

Derivatives not subject to master netting agreements	123,175	–	3,273,841	1,989,585	5,386,601

Total Derivative Liabilities subject to master netting agreements	$–	$(4,337,307)	$(47,880)	$–	$(4,385,187)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

23	Invesco Global Allocation Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

	Financial Derivative Assets			Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Citibank, N.A.	$699,077	$–	$699,077	$(1,425,343)	$–	$(1,425,343)	$(726,266)	$–	$510,000	$(216,266)

Deutsche Bank AG	14,623	–	14,623	(307,450)	–	(307,450)	(292,827)	–	110,000	(182,827)

Goldman Sachs International	12,245	3,954,595	3,966,840	(371,476)	(1,164,503)	(1,535,979)	2,430,861	–	(1,570,000)	860,861

HSBC Bank USA	136,817	–	136,817	–	–	–	136,817	–	–	136,817

J.P. Morgan Chase Bank, N.A.	3,401,488	–	3,401,488	(919,269)	–	(919,269)	2,482,219	(2,284,262)	–	197,957

Morgan Stanley and Co. International PLC	3,667,312	–	3,667,312	(1,313,769)	–	(1,313,769)	2,353,543	(2,011,230)	–	342,313

Total	$7,931,562	$3,954,595	$11,886,157	$(4,337,307)	$(1,164,503)	$(5,501,810)	$6,384,347	$(4,295,492)	$(950,000)	$1,138,855

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$4,882,191	$-	$-	$4,882,191

Futures contracts	264,875	-	9,392,722	(370,763)	9,286,834

Swap agreements	-	-	7,501,739	(16,974,926)	(9,473,187)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	1,220,874	-	-	1,220,874

Futures contracts	(123,175)	-	5,876,441	(254,203)	5,499,063

Swap agreements	-	-	(1,753,541)	-	(1,753,541)

Total	$141,700	$6,103,065	$21,017,361	$(17,599,892)	$9,662,234

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements

Average notional value	$398,168,574	$383,807,167	$278,414,161

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $48,912.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

24	Invesco Global Allocation Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$61,225,737	$20,623,120	$81,848,857

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $30,607,806 and $65,490,789, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$178,592,871

Aggregate unrealized (depreciation) of investments	(40,052,080)

Net unrealized appreciation of investments	$138,540,791

Cost of investments for tax purposes is $960,752,805.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	873,330	$15,925,703	2,104,279	$36,556,656

Class C	146,501	2,491,977	394,070	6,361,218

Class R	127,068	2,235,426	255,761	4,299,706

Class Y	314,992	5,834,573	622,323	10,775,452

Class R5	-	-	24	411

Class R6	119,664	2,212,072	288,198	5,024,613

Issued as reinvestment of dividends:
Class A	1,065,304	19,313,952	2,688,808	45,171,947

Class C	37,957	639,959	156,665	2,448,672

Class R	39,718	697,854	103,808	1,691,039

Class Y	58,544	1,063,151	135,028	2,273,865

Class R5	-	-	6	97

Class R6	21,487	391,281	127,802	2,158,573

Automatic conversion of Class C shares to Class A shares:
Class A	274,027	5,053,334	273,668	4,749,477

Class C	(295,341)	(5,053,334)	(295,264)	(4,749,477)

Reacquired:
Class A	(3,620,755)	(66,077,262)	(6,749,383)	(117,280,891)

Class C	(209,675)	(3,550,109)	(839,249)	(13,513,183)

Class R	(239,348)	(4,269,110)	(323,223)	(5,446,465)

Class Y	(467,279)	(8,633,778)	(870,556)	(15,155,023)

Class R5	-	-	(117)	(2,090)

Class R6	(118,482)	(2,184,696)	(1,766,232)	(31,517,993)

Net increase (decrease) in share activity	(1,872,288)	$(33,909,007)	(3,693,584)	$(66,153,396)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25	Invesco Global Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,132.40	$5.89	$1,019.34	$5.57	1.11%
Class C	1,000.00	1,128.30	9.84	1,015.61	9.32	1.86
Class R	1,000.00	1,131.10	7.21	1,018.10	6.82	1.36
Class Y	1,000.00	1,133.30	4.56	1,020.59	4.32	0.86
Class R5	1,000.00	1,134.70	3.93	1,021.18	3.72	0.74
Class R6	1,000.00	1,135.00	3.93	1,021.18	3.72	0.74

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

26	Invesco Global Allocation Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

27	Invesco Global Allocation Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-GLAL-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Global Infrastructure Fund

Nasdaq:

A: GIZAX ∎ C: GIZCX ∎ R: GIZRX ∎ Y: GIZYX ∎ R5: GIZFX ∎ R6: GIZSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.88%
Class C Shares	7.49
Class R Shares	7.75
Class Y Shares	8.01
Class R5 Shares	8.10
Class R6 Shares	8.00
MSCI World Index▼ (Broad Market Index)	20.29
Dow Jones Brookfield Global Infrastructure Index▼ (Style-Specific Index)	9.10
Source(s): ▼RIMES Technologies Corp.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Dow Jones Brookfield Global Infrastructure Index is designed to measure the stock performance of infrastructure companies domiciled globally and covers all sectors of the infrastructure market. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

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2	Invesco Global Infrastructure Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (5/2/14)	2.74%
5 Years	0.94
1 Year	-11.60

Class C Shares
Inception (5/2/14)	2.69%
5 Years	1.31
1 Year	-8.01

Class R Shares
Inception (5/2/14)	3.06%
5 Years	1.83
1 Year	-6.62

Class Y Shares
Inception (5/2/14)	3.58%
5 Years	2.33
1 Year	-6.22

Class R5 Shares
Inception (5/2/14)	3.59%
5 Years	2.35
1 Year	-6.12

Class R6 Shares
Inception (5/2/14)	3.58%
5 Years	2.34
1 Year	-6.21

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Infrastructure Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Infrastructure Fund

Schedule of Investments

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.90%
Australia–1.17%
APA Group	197,940	$1,056,303

Belgium–3.58%
Elia Group S.A./N.V.	33,704	3,245,074

Brazil–0.52%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	30,364	474,589

Canada–7.95%
Enbridge, Inc.	41,153	1,463,291

TC Energy Corp.	160,390	5,746,148

		7,209,439

China–2.53%
China Gas Holdings Ltd.	251,000	235,019

China Resources Gas Group Ltd.	168,300	528,962

China Tower Corp. Ltd., H Shares(a)	10,288,000	1,204,306

ENN Energy Holdings Ltd.	37,500	319,515

		2,287,802

France–2.64%
Vinci S.A.	20,428	2,393,673

Germany–2.84%
Fraport AG Frankfurt Airport Services Worldwide(b)	51,372	2,572,098

Italy–0.36%
Infrastrutture Wireless Italiane S.p.A.(a)	30,365	325,420

Japan–2.40%
Tokyo Gas Co. Ltd.	96,900	2,173,201

Mexico–5.13%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	13,501	4,651,094

Spain–5.96%
Cellnex Telecom S.A.(a)	129,311	4,274,336

Solaria Energia y Medio Ambiente S.A.(b)	110,940	1,128,825

		5,403,161

Investment Abbreviations:

ADR – American Depositary Receipt

	Shares	Value

United Kingdom–4.61%
National Grid PLC	318,691	$4,180,319

United States–59.21%
American Tower Corp.	46,953	8,055,257

Atmos Energy Corp.	18,863	2,223,948

Cheniere Energy, Inc.	19,478	3,074,018

Crown Castle, Inc.	9,046	848,334

CSX Corp.	85,226	2,831,208

Duke Energy Corp.	34,538	3,393,704

Edison International	49,540	3,520,312

Equinix, Inc.	1,551	1,102,932

Ferrovial SE	102,940	3,702,274

Norfolk Southern Corp.	7,595	1,749,280

ONEOK, Inc.	59,300	4,691,816

PG&E Corp.	67,125	1,148,509

PPL Corp.	124,960	3,431,402

Sempra	24,886	1,782,584

Southern Co. (The)	47,237	3,471,919

Targa Resources Corp.	16,646	1,898,643

Williams Cos., Inc. (The)	175,670	6,738,701

		53,664,841

Total Common Stocks & Other Equity Interests (Cost $86,398,612)		89,637,014

Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d)	216,301	216,301

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(c)(d)	154,290	154,337

Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	247,202	247,202

Total Money Market Funds (Cost $617,855)		617,840

TOTAL INVESTMENTS IN SECURITIES-99.58% (Cost $87,016,467)		90,254,854

OTHER ASSETS LESS LIABILITIES-0.42%		384,528

NET ASSETS-100.00%		$90,639,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Infrastructure Fund

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $5,804,062, which represented 6.40% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	October 31, 2023	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 474,556	$6,405,488	$(6,663,742)	$-	$-	$ 216,301	$ 9,897
Invesco Liquid Assets Portfolio, Institutional Class	338,991	4,575,348	(4,759,946)	(45)	(12)	154,337	7,243
Invesco Treasury Portfolio, Institutional Class	542,350	7,320,558	(7,615,706)	-	-	247,202	11,232
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	721,940	6,469,754	(7,191,694)	-	-	-	4,956*
Invesco Private Prime Fund	1,856,413	16,239,758	(18,096,054)	-	(117)	-	14,014*
Total	$3,934,250	$41,010,906	$(44,327,142)	$(45)	$(129)	$617,840	$47,342

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

Portfolio Composition

By infrastructure sector, based on Net Assets

as of April 30, 2024

Midstream	26.05%
Gas Utilities	17.58
Towers	17.44
Electric Utilities	16.31
Airport Services	7.97
Diversified	6.73
Freight Logistics	5.05
Infrastructure Sectors each less than 2.0% of net assets	1.77
Money Market Funds Plus Other Assets Less Liabilities	1.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Infrastructure Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $86,398,612)	$89,637,014

Investments in affiliated money market funds, at value (Cost $617,855)	617,840

Foreign currencies, at value (Cost $262,861)	263,161

Receivable for:
Fund shares sold	6,497

Dividends	116,822

Investment for trustee deferred compensation and retirement plans	21,732

Other assets	73,149

Total assets	90,736,215

Liabilities:
Payable for:

Fund shares reacquired	17,056

Accrued fees to affiliates	24,458

Accrued other operating expenses	33,587

Trustee deferred compensation and retirement plans	21,732

Total liabilities	96,833

Net assets applicable to shares outstanding	$90,639,382

Net assets consist of:
Shares of beneficial interest	$94,613,256

Distributable earnings (loss)	(3,973,874)

$90,639,382

Net Assets:
Class A	$15,943,313

Class C	$2,378,440

Class R	$4,443,350

Class Y	$8,105,627

Class R5	$113,401

Class R6	$59,655,251

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,458,341

Class C	217,934

Class R	406,845

Class Y	741,263

Class R5	10,359

Class R6	5,451,675

Class A:
Net asset value per share	$10.93

Maximum offering price per share (Net asset value of $10.93 ÷ 94.50%)	$11.57

Class C:
Net asset value and offering price per share	$10.91

Class R:
Net asset value and offering price per share	$10.92

Class Y:
Net asset value and offering price per share	$10.93

Class R5:
Net asset value and offering price per share	$10.95

Class R6:
Net asset value and offering price per share	$10.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Infrastructure Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $100,278)	$1,501,209

Dividends from affiliated money market funds (includes net securities lending income of $448)	28,820

Total investment income	1,530,029

Expenses:
Advisory fees	404,882

Administrative services fees	6,873

Custodian fees	6,166

Distribution fees:
Class A	21,320

Class C	13,378

Class R	11,811

Transfer agent fees – A, C, R and Y	35,037

Transfer agent fees – R5	57

Transfer agent fees – R6	8,651

Trustees’ and officers’ fees and benefits	8,447

Registration and filing fees	37,496

Reports to shareholders	15,128

Professional services fees	35,220

Other	5,443

Total expenses	609,909

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(81,942)

Net expenses	527,967

Net investment income	1,002,062

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,384,275

Affiliated investment securities	(129)

Foreign currencies	(16,082)

1,368,064

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,173,393

Affiliated investment securities	(45)

Foreign currencies	(595)

5,172,753

Net realized and unrealized gain	6,540,817

Net increase in net assets resulting from operations	$7,542,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Infrastructure Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income	$1,002,062	$2,686,798

Net realized gain (loss)	1,368,064	(4,488,820)

Change in net unrealized appreciation (depreciation)	5,172,753	(2,962,753)

Net increase (decrease) in net assets resulting from operations	7,542,879	(4,764,775)

Distributions to shareholders from distributable earnings:
Class A	(290,965)	(447,278)

Class C	(35,310)	(45,515)

Class R	(74,346)	(101,279)

Class Y	(256,957)	(540,136)

Class R5	(2,082)	(2,984)

Class R6	(1,052,707)	(1,384,676)

Total distributions from distributable earnings	(1,712,367)	(2,521,868)

Share transactions–net:
Class A	(1,882,877)	(4,688,089)

Class C	(554,512)	(206,620)

Class R	(396,641)	(345,438)

Class Y	(8,849,082)	(9,883,609)

Class R5	(41)	(9,427)

Class R6	4,055,122	2,192,721

Net increase (decrease) in net assets resulting from share transactions	(7,628,031)	(12,940,462)

Net increase (decrease) in net assets	(1,797,519)	(20,227,105)

Net assets:
Beginning of period	92,436,901	112,664,006

End of period	$90,639,382	$92,436,901

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Infrastructure Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$10.30	$0.11		$0.71	$0.82	$(0.19)	$–	$(0.19)	$10.93	7.88%	$15,943	1.25	%(d)	1.51	%(d)	1.92	%(d)	100%
Year ended 10/31/23	11.12	0.26		(0.83)	(0.57)	(0.25)	–	(0.25)	10.30	(5.29)	16,766	1.25		1.49		2.28		168
Year ended 10/31/22	12.70	0.22		(1.57)	(1.35)	(0.23)	–	(0.23)	11.12	(10.74)	22,737	1.25		1.47		1.81		127
Year ended 10/31/21	10.23	0.20	(e)	2.46	2.66	(0.19)	–	(0.19)	12.70	26.22	20,774	1.29		1.62		1.65	(e)	103
Year ended 10/31/20	11.88	0.19		(1.38)	(1.19)	(0.20)	(0.26)	(0.46)	10.23	(10.28)	12,198	1.28		1.58		1.77		244
Year ended 10/31/19	10.01	0.19		1.85	2.04	(0.17)	–	(0.17)	11.88	20.55	8,918	1.28		2.35		1.77		106
Class C
Six months ended 04/30/24	10.28	0.07		0.71	0.78	(0.15)	–	(0.15)	10.91	7.49	2,378	2.00	(d)	2.26	(d)	1.17	(d)	100
Year ended 10/31/23	11.10	0.18		(0.84)	(0.66)	(0.16)	–	(0.16)	10.28	(6.02)	2,751	2.00		2.24		1.53		168
Year ended 10/31/22	12.67	0.13		(1.56)	(1.43)	(0.14)	–	(0.14)	11.10	(11.38)	3,187	2.00		2.22		1.06		127
Year ended 10/31/21	10.21	0.11	(e)	2.46	2.57	(0.11)	–	(0.11)	12.67	25.23	3,178	2.04		2.37		0.90	(e)	103
Year ended 10/31/20	11.85	0.11		(1.37)	(1.26)	(0.12)	(0.26)	(0.38)	10.21	(10.94)	2,130	2.03		2.33		1.02		244
Year ended 10/31/19	9.99	0.11		1.84	1.95	(0.09)	–	(0.09)	11.85	19.60	1,191	2.03		3.10		1.02		106
Class R
Six months ended 04/30/24	10.29	0.09		0.71	0.80	(0.17)	–	(0.17)	10.92	7.75	4,443	1.50	(d)	1.76	(d)	1.67	(d)	100
Year ended 10/31/23	11.11	0.23		(0.83)	(0.60)	(0.22)	–	(0.22)	10.29	(5.54)	4,553	1.50		1.74		2.03		168
Year ended 10/31/22	12.69	0.19		(1.57)	(1.38)	(0.20)	–	(0.20)	11.11	(10.99)	5,267	1.50		1.72		1.56		127
Year ended 10/31/21	10.22	0.17	(e)	2.47	2.64	(0.17)	–	(0.17)	12.69	25.93	5,241	1.54		1.87		1.40	(e)	103
Year ended 10/31/20	11.87	0.16		(1.37)	(1.21)	(0.18)	(0.26)	(0.44)	10.22	(10.53)	3,326	1.53		1.83		1.52		244
Year ended 10/31/19	10.01	0.17		1.84	2.01	(0.15)	–	(0.15)	11.87	20.15	495	1.53		2.60		1.52		106
Class Y
Six months ended 04/30/24	10.30	0.12		0.71	0.83	(0.20)	–	(0.20)	10.93	8.01	8,106	1.00	(d)	1.26	(d)	2.17	(d)	100
Year ended 10/31/23	11.13	0.29		(0.84)	(0.55)	(0.28)	–	(0.28)	10.30	(5.13)	15,740	1.00		1.24		2.53		168
Year ended 10/31/22	12.70	0.26		(1.56)	(1.30)	(0.27)	–	(0.27)	11.13	(10.44)	26,747	1.00		1.22		2.06		127
Year ended 10/31/21	10.23	0.23	(e)	2.46	2.69	(0.22)	–	(0.22)	12.70	26.53	21,558	1.04		1.37		1.90	(e)	103
Year ended 10/31/20	11.89	0.22		(1.39)	(1.17)	(0.23)	(0.26)	(0.49)	10.23	(10.11)	11,910	1.03		1.33		2.02		244
Year ended 10/31/19	10.02	0.22		1.85	2.07	(0.20)	–	(0.20)	11.89	20.82	11,108	1.03		2.10		2.02		106
Class R5
Six months ended 04/30/24	10.31	0.12		0.72	0.84	(0.20)	–	(0.20)	10.95	8.10	113	1.00	(d)	1.18	(d)	2.17	(d)	100
Year ended 10/31/23	11.14	0.29		(0.84)	(0.55)	(0.28)	–	(0.28)	10.31	(5.12)	107	1.00		1.16		2.53		168
Year ended 10/31/22	12.72	0.26		(1.57)	(1.31)	(0.27)	–	(0.27)	11.14	(10.50)	125	1.00		1.13		2.06		127
Year ended 10/31/21	10.24	0.23	(e)	2.47	2.70	(0.22)	–	(0.22)	12.72	26.61	37	1.02		1.14		1.92	(e)	103
Year ended 10/31/20	11.89	0.22		(1.39)	(1.17)	(0.22)	(0.26)	(0.48)	10.24	(10.11)	10	1.03		1.15		2.02		244
Year ended 10/31/19	10.02	0.22		1.85	2.07	(0.20)	–	(0.20)	11.89	20.82	12	1.03		2.00		2.02		106
Class R6
Six months ended 04/30/24	10.31	0.12		0.71	0.83	(0.20)	–	(0.20)	10.94	8.00	59,655	1.00	(d)	1.11	(d)	2.17	(d)	100
Year ended 10/31/23	11.14	0.29		(0.84)	(0.55)	(0.28)	–	(0.28)	10.31	(5.12)	52,519	1.00		1.09		2.53		168
Year ended 10/31/22	12.71	0.26		(1.56)	(1.30)	(0.27)	–	(0.27)	11.14	(10.43)	54,601	1.00		1.06		2.06		127
Year ended 10/31/21	10.24	0.23	(e)	2.47	2.70	(0.23)	–	(0.23)	12.71	26.53	67,617	1.02		1.14		1.92	(e)	103
Year ended 10/31/20	11.89	0.22		(1.39)	(1.17)	(0.22)	(0.26)	(0.48)	10.24	(10.10)	48,033	1.00		1.15		2.05		244
Year ended 10/31/19	10.02	0.22		1.85	2.07	(0.20)	–	(0.20)	11.89	20.82	12	1.03		2.00		2.02		106

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $109,495,771 and sold of $26,558,548 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Oppenheimer Global Infrastructure Fund into the Fund.

(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends for the year ended October 31, 2021 are $0.16 and 1.31%, $0.07 and 0.56%, $0.13 and 1.06%, $0.19 and 1.56%, $0.19 and 1.58% and $0.19 and 1.58% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Infrastructure Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Infrastructure Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11	Invesco Global Infrastructure Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

12	Invesco Global Infrastructure Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.8400%
Next $1 billion	0.8000%
Next $3 billion	0.7800%
Over $5 billion	0.7325%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.84%.

13	Invesco Global Infrastructure Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 1.25%, 2.00%, 1.50%, 1.00%, 1.00% and 1.00%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $36,218 and reimbursed class level expenses of $15,463, $2,421, $4,255, $12,898, $57 and $8,651 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $2,065 in front-end sales commissions from the sale of Class A shares and $0 and $5 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $12,399 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14	Invesco Global Infrastructure Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$1,056,303	$–	$1,056,303

Belgium	–	3,245,074	–	3,245,074

Brazil	474,589	–	–	474,589

Canada	7,209,439	–	–	7,209,439

China	–	2,287,802	–	2,287,802

France	–	2,393,673	–	2,393,673

Germany	–	2,572,098	–	2,572,098

Italy	–	325,420	–	325,420

Japan	–	2,173,201	–	2,173,201

Mexico	4,651,094	–	–	4,651,094

Spain	–	5,403,161	–	5,403,161

United Kingdom	–	4,180,319	–	4,180,319

United States	49,962,567	3,702,274	–	53,664,841

Money Market Funds	617,840	–	–	617,840

Total Investments	$62,915,529	$27,339,325	$–	$90,254,854

NOTE 4– Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,979.

NOTE 5– Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6– Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7– Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,790,424	$–	$5,790,424

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8– Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $94,946,277 and $102,773,052, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$4,926,201

Aggregate unrealized (depreciation) of investments	(4,117,748)

Net unrealized appreciation of investments	$808,453

Cost of investments for tax purposes is $89,446,401.

15	Invesco Global Infrastructure Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	51,318	$571,411	249,179	$2,919,739

Class C	14,568	161,986	51,835	601,604

Class R	25,251	282,211	91,233	1,041,120

Class Y	252,224	2,835,877	697,641	8,191,314

Class R5	472	5,364	1,819	21,191

Class R6	280,678	3,191,303	141,994	1,678,396

Issued as reinvestment of dividends:
Class A	23,395	265,767	34,004	378,449

Class C	2,922	33,154	3,993	44,075

Class R	6,549	74,346	9,132	101,192

Class Y	12,859	146,074	23,551	263,782

Class R5	166	1,890	245	2,722

Class R6	92,506	1,052,505	124,736	1,384,398

Automatic conversion of Class C shares to Class A shares:
Class A	13,545	150,500	14,158	162,141

Class C	(13,568)	(150,500)	(14,181)	(162,141)

Reacquired:
Class A	(257,998)	(2,870,555)	(713,031)	(8,148,418)

Class C	(53,601)	(599,152)	(61,024)	(690,158)

Class R	(67,495)	(753,198)	(131,739)	(1,487,750)

Class Y	(1,051,877)	(11,831,033)	(1,596,975)	(18,338,705)

Class R5	(637)	(7,295)	(2,907)	(33,340)

Class R6	(16,916)	(188,686)	(74,837)	(870,073)

Net increase (decrease) in share activity	(685,639)	$(7,628,031)	(1,151,174)	$(12,940,462)

(a)	63% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

16	Invesco Global Infrastructure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,078.80	$6.46	$1,018.65	$6.27	1.25%
Class C	1,000.00	1,074.90	10.32	1,014.92	10.02	2.00
Class R	1,000.00	1,077.50	7.75	1,017.40	7.52	1.50
Class Y	1,000.00	1,080.10	5.17	1,019.89	5.02	1.00
Class R5	1,000.00	1,081.00	5.17	1,019.89	5.02	1.00
Class R6	1,000.00	1,080.00	5.17	1,019.89	5.02	1.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco Global Infrastructure Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

18	Invesco Global Infrastructure Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	GBLI-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Global Strategic Income Fund

Nasdaq:

A: OPSIX ∎ C: OSICX ∎ R: OSINX ∎ Y: OSIYX ∎ R5: GLSSX ∎ R6: OSIIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Consolidated Schedule of Investments

30	Consolidated Financial Statements

33	Consolidated Financial Highlights

34	Notes to Consolidated Financial Statements

45	Fund Expenses

46	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.22%
Class C Shares	4.83
Class R Shares	5.07
Class Y Shares	5.69
Class R5 Shares	5.74
Class R6 Shares	5.76
Bloomberg Global Aggregate Index▼	4.43
Source(s): ▼ RIMES Technologies Corp.

The Bloomberg Global Aggregate Index is an unmanaged index considered representative of global investment-grade, fixed-income markets.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Strategic Income Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges
Class A Shares
Inception (10/16/89)	5.54%
10 Years	0.43
5 Years	-1.31
1 Year	-1.56
Class C Shares
Inception (5/26/95)	4.50%
10 Years	0.29
5 Years	-1.20
1 Year	0.80
Class R Shares
Inception (3/1/01)	3.84%
10 Years	0.62
5 Years	-0.68
1 Year	2.29
Class Y Shares
Inception (1/26/98)	4.34%
10 Years	1.12
5 Years	-0.19
1 Year	3.14
Class R5 Shares
10 Years	1.09%
5 Years	-0.01
1 Year	3.25
Class R6 Shares
Inception (1/27/12)	2.06%
10 Years	1.29
5 Years	-0.02
1 Year	3.24

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Strategic Income Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Strategic Income Fund. Note: The Fund was subsequently renamed the Invesco Global Strategic Income Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Strategic Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Strategic Income Fund

Consolidated Schedule of Investments

April 30, 2024

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–37.87%
Argentina–0.11%

Argentine Republic Government International Bond, 0.75%, 07/09/2030(a)	$1,750,000	$1,016,768

YPF S.A., 9.50%, 01/17/2031(b)	629,000	635,984

		1,652,752

Australia–0.22%

QBE Insurance Group Ltd., 6.75%, 12/02/2044(b)(c)	3,450,000	3,458,494

Belgium–0.98%

Kingdom of Belgium Government International Bond, 4.88%, 06/10/2055(b)	11,730,000	11,227,666

Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	4,200,000	3,957,450

		15,185,116

Brazil–0.78%

CSN Inova Ventures, 6.75%, 01/28/2028(b)	325,000	311,256

CSN Resources S.A., 5.88%, 04/08/2032(b)	1,050,000	878,105

Embraer Netherlands Finance B.V., 7.00%, 07/28/2030(b)	1,750,000	1,792,264

Minerva (Luxembourg) S.A., 8.88%, 09/13/2033(b)(d)	1,645,000	1,688,324

Nexa Resources S.A., 6.75%, 04/09/2034(b)	1,570,000	1,576,398

Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)(d)	4,745,000	4,338,371

Suzano Austria GmbH, 2.50%, 09/15/2028(d)	1,716,000	1,500,094

		12,084,812

Canada–1.81%

1011778 BC ULC/New Red Finance, Inc., 3.50%, 02/15/2029(b)(d)	346,000	309,220

1375209 BC Ltd., 9.00%, 01/30/2028(b)(d)	797,000	783,312

Baytex Energy Corp., 7.38%, 03/15/2032(b)	937,000	945,720

Brookfield Finance, Inc., 5.97%, 03/04/2054(d)	1,842,000	1,804,494

Constellation Software, Inc., 5.16%, 02/16/2029(b)	1,223,000	1,196,522

Element Fleet Management Corp., 5.64%, 03/13/2027(b)(d)	6,900,000	6,853,136

6.32%, 12/04/2028(b)	3,603,000	3,658,308

	Principal Amount	Value
Canada–(continued)

Enbridge, Inc., 7.38%, 01/15/2083(c)(d)	$6,974,000	$6,855,631

Hudbay Minerals, Inc., 6.13%, 04/01/2029(b)	623,000	610,536

New Gold, Inc., 7.50%, 07/15/2027(b)	629,000	625,724

Ritchie Bros. Holdings, Inc., 6.75%, 03/15/2028(b)	613,000	619,561

7.75%, 03/15/2031(b)	295,000	306,320

Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	3,545,000	3,407,282

		27,975,766

Chile–0.35%

AES Andes S.A., 6.35%, 10/07/2079(b)(c)	1,011,000	985,215

Banco del Estado de Chile, 7.95%(b)(c)(e)	1,003,000	1,011,150

Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)	3,500,000	3,365,108

		5,361,473

China–0.09%

Prosus N.V., 3.06%, 07/13/2031(b)	1,750,000	1,403,287

Colombia–0.77%

Bancolombia S.A., 6.91%, 10/18/2027(c)	6,150,000	6,091,665

Colombia Government International Bond, 4.13%, 02/22/2042	3,725,000	2,380,298

Ecopetrol S.A., 5.38%, 06/26/2026	3,500,000	3,414,786

		11,886,749

Czech Republic–0.04%

Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(b)	604,000	618,339

Denmark–0.14%

Danske Bank A/S, 0.98%, 09/10/2025(b)(c)	2,137,000	2,096,439

Dominican Republic–0.11%

Dominican Republic International Bond, 4.50%, 01/30/2030(b)	720,000	645,586

4.88%, 09/23/2032(b)	1,200,000	1,053,599

		1,699,185

Egypt–0.13%

Egypt Government International Bond, 8.50%, 01/31/2047(b)	2,600,000	1,991,470

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Global Strategic Income Fund

	Principal Amount	Value
Finland–0.04%

Amer Sports Co., 6.75%, 02/16/2031(b)(d)	$617,000	$608,138

France–1.47%

BNP Paribas S.A., 7.38%(b)(c)(e)	9,000,000	9,017,223

7.75%(b)(c)(d)(e)	1,750,000	1,769,098

BPCE S.A., 5.15%, 07/21/2024(b)	3,500,000	3,489,356

Electricite de France S.A., 9.13%(b)(c)(d)(e)	2,334,000	2,540,216

Iliad Holding S.A.S., 6.50%, 10/15/2026(b)	275,000	273,938

7.00%, 10/15/2028(b)	1,347,000	1,318,414

8.50%, 04/15/2031(b)	416,000	417,831

Societe Generale S.A., 6.75%(b)(c)(e)	1,700,000	1,520,007

4.75%(b)(c)(e)	2,000,000	1,784,031

Vallourec S.A., 7.50%, 04/15/2032(b)	605,000	610,705

		22,740,819

Germany–0.44%

Bayer US Finance LLC, 6.13%, 11/21/2026(b)(d)	4,073,000	4,080,414

6.88%, 11/21/2053(b)	1,443,000	1,424,487

ZF North America Capital, Inc., 6.88%, 04/14/2028(b)	1,066,000	1,074,248

7.13%, 04/14/2030(b)	151,000	154,548

		6,733,697

Guatemala–0.22%

Millicom International Cellular S.A., 7.38%, 04/02/2032(b)	3,450,000	3,386,217

Hong Kong–0.97%

Melco Resorts Finance Ltd., 4.88%, 06/06/2025(b)	9,250,000	9,016,086

5.75%, 07/21/2028(b)	1,775,000	1,647,616

5.38%, 12/04/2029(b)(d)	1,109,000	992,458

7.63%, 04/17/2032(b)	229,000	224,352

Prudential Funding Asia PLC, 4.88%(b)(e)	3,550,000	3,080,129

		14,960,641

India–0.25%

JSW Steel Ltd., 3.95%, 04/05/2027(b)	4,260,000	3,928,520

Indonesia–0.91%

PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(b)	6,390,000	6,260,861

PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero), 6.76%, 11/15/2048(b)	3,000,000	3,013,491

PT Pertamina (Persero), 4.18%, 01/21/2050(b)	1,775,000	1,312,742

	Principal Amount	Value
Indonesia–(continued)

PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(b)	$3,700,000	$3,531,188

		14,118,282

Iraq–0.05%

Iraq International Bond, 5.80%, 01/15/2028(b)	900,000	842,985

Ireland–0.38%

BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,750,000	1,673,202

Coriolanus DAC, Series 116, 0.00%, 04/30/2025(b)(f)	377,254	362,651

Series 119, 0.00%, 04/30/2025(b)(f)	401,352	385,817

Series 120, 0.00%, 04/30/2025(b)(f)	502,393	482,946

Series 122, 0.00%, 04/30/2025(b)(f)	440,169	423,132

Series 124, 0.00%, 04/30/2025(b)(f)	353,541	339,857

Series 126, 0.00%, 04/30/2025(b)	593,255	570,292

Series 127, 0.00%, 04/30/2025(b)(f)	458,109	440,377

0.00%, 04/30/2025(b)(f)	539,309	518,434

GGAM Finance Ltd., 6.88%, 04/15/2029(b)	625,000	625,975

		5,822,683

Italy–0.49%

Telecom Italia Capital S.A., 6.38%, 11/15/2033	660,000	583,691

UniCredit S.p.A., 8.00%(b)(c)(e)	7,000,000	7,008,806

		7,592,497

Ivory Coast–0.28%

Ivory Coast Government International Bond, 5.38%, 07/23/2024(b)	2,100,000	2,090,592

8.25%, 01/30/2037(b)	2,295,000	2,200,216

		4,290,808

Macau–0.80%

MGM China Holdings Ltd., 5.38%, 05/15/2024(b)(d)	3,495,000	3,493,782

5.88%, 05/15/2026(b)(d)	4,250,000	4,177,170

Studio City Finance Ltd., 5.00%, 01/15/2029(b)	1,100,000	936,329

Wynn Macau Ltd., 4.88%, 10/01/2024(b)	2,840,000	2,822,044

5.63%, 08/26/2028(b)	1,037,000	957,200

		12,386,525

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Global Strategic Income Fund

	Principal Amount	Value
Mexico–1.59%

Banco Mercantil del Norte S.A., 8.38%(b)(c)(e)	$1,850,000	$1,843,071

Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(b)	2,850,000	2,252,982

6.99%, 02/20/2032(b)	763,000	573,492

CEMEX Materials LLC, 7.70%, 07/21/2025(b)	3,500,000	3,565,625

CEMEX S.A.B. de C.V., 5.13%(b)(c)(e)	2,487,000	2,393,252

Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(b)	2,625,000	2,375,353

Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	3,064,000	2,399,122

Petroleos Mexicanos, 6.50%, 03/13/2027	3,500,000	3,280,133

8.75%, 06/02/2029	3,500,000	3,382,015

7.69%, 01/23/2050	1,775,000	1,236,893

6.95%, 01/28/2060	1,925,000	1,226,139

		24,528,077

Netherlands–0.79%

ING Groep N.V., 6.50%(c)(d)(e)	5,000,000	4,935,596

5.75%(c)(e)	7,100,000	6,707,080

Ziggo B.V., 4.88%, 01/15/2030(b)	691,000	605,254

		12,247,930

Nigeria–0.21%

Nigeria Government International Bond, 6.50%, 11/28/2027(b)	1,750,000	1,625,383

7.88%, 02/16/2032(b)	1,750,000	1,536,015

		3,161,398

Oman–0.23%

Oman Government International Bond, 6.75%, 01/17/2048(b)	3,500,000	3,471,755

Panama–0.10%

Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	1,750,000	1,540,235

Romania–0.12%

Romanian Government International Bond, 7.13%, 01/17/2033(b)	1,750,000	1,810,708

Supranational–0.12%

European Bank for Reconstruction and Development, 6.40%, 08/27/2025	1,800,000	1,825,297

Sweden–0.73%

Stena International S.A., 7.25%, 01/15/2031(b)	620,000	621,086

7.63%, 02/15/2031(b)	344,000	348,028

Swedbank AB, Series NC5, 5.63%(b)(c)(e)	10,400,000	10,327,824

		11,296,938

	Principal Amount	Value
Switzerland–1.68%

Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(b)(c)	$11,435,000	$11,327,191

Credit Suisse Group AG, 6.25%(b)(c)(e)(g)	7,385,000	849,275

UBS Group AG, 6.88%(b)(c)(e)	3,500,000	3,448,172

7.75%(b)(c)(e)	208,000	210,167

Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(b)(c)	10,500,000	10,152,292

		25,987,097

Turkey–0.13%

Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(b)	1,970,000	1,972,344

Ukraine–0.05%

Ukraine Government International Bond, 7.75%, 08/01/2041(b)(g)	1,387,000	743,630

United Kingdom–1.90%

abrdn PLC, 4.25%, 06/30/2028(b)	1,825,000	1,626,871

B.A.T Capital Corp., 6.00%, 02/20/2034(d)	1,917,000	1,906,315

British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)	10,650,000	10,048,690

Lloyds Banking Group PLC, 7.50%(c)(e)	2,100,000	2,103,862

M&G PLC, 6.50%, 10/20/2048(b)(c)	925,000	928,978

Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(b)	925,000	926,551

NatWest Group PLC, 6.00%(c)(d)(e)	3,500,000	3,410,443

Virgin Media Finance PLC, 5.00%, 07/15/2030(b)	246,000	201,651

Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)(d)	544,000	494,868

Vodafone Group PLC, 3.25%, 06/04/2081(c)(d)	6,876,000	6,394,996

4.13%, 06/04/2081(c)	1,605,000	1,345,605

		29,388,830

United States–18.17%

Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,820,000	1,833,444

Air Lease Corp., Series B, 4.65%(c)(e)	660,000	623,720

Aircastle Ltd., 5.25%(b)(c)(d)(e)	1,037,000	984,973

Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(b)(d)	4,445,000	4,419,019

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	$622,000	$624,384

Allison Transmission, Inc., 3.75%, 01/30/2031(b)(d)	2,159,000	1,850,036

AMC Networks, Inc., 10.25%, 01/15/2029(b)	60,000	59,947

American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	4,733,333	4,682,778

5.75%, 04/20/2029(b)	1,898,000	1,834,536

American Express Co., 6.34%, 10/30/2026(c)	4,900,000	4,940,653

Ares Capital Corp., 5.88%, 03/01/2029(d)	4,461,000	4,375,199

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	299,000	298,799

5.88%, 06/30/2029(b)	324,000	309,066

Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	575,000	573,662

Ball Corp., 6.00%, 06/15/2029	607,000	604,744

Becton, Dickinson and Co., 3.79%, 05/20/2050	3,307,000	2,431,215

Berry Global, Inc., 5.65%, 01/15/2034(b)	1,784,000	1,723,687

BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	322,000	306,676

Boeing Co. (The), 4.88%, 05/01/2025	3,500,000	3,457,290

BP Capital Markets PLC, 4.88%(c)(e)	1,295,000	1,213,636

Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	599,000	613,587

Camelot Finance S.A., 4.50%, 11/01/2026(b)	322,000	306,942

Cardinal Health, Inc., 5.13%, 02/15/2029	3,450,000	3,396,721

Carnival Corp., 6.00%, 05/01/2029(b)(d)	380,000	368,474

10.50%, 06/01/2030(b)	585,000	635,689

Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	174,000	188,771

Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,564,000	1,380,366

Carrier Global Corp., 5.80%, 11/30/2025	2,068,000	2,072,538

Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)(d)	733,000	698,067

CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(b)	3,868,000	3,217,210

4.50%, 08/15/2030(b)	4,619,000	3,757,055

4.50%, 05/01/2032	303,000	232,924

	Principal Amount	Value
United States–(continued)

Charles Schwab Corp. (The), 6.20%, 11/17/2029(c)	$3,889,000	$3,981,410

Cheniere Energy, Inc., 5.65%, 04/15/2034(b)	1,800,000	1,762,833

Citigroup, Inc., Series X, 3.88%(c)(e)	570,000	536,475

Series Z, 7.38%(c)(e)	130,000	133,626

Series BB, 7.20%(c)(e)	2,435,000	2,461,559

Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	650,000	613,138

3.75%, 02/15/2031(b)(d)	363,000	307,309

Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)(d)	580,000	567,092

7.00%, 03/15/2032(b)	616,000	602,375

6.25%, 10/01/2040	373,000	316,964

Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	641,000	640,079

Community Health Systems, Inc., 8.00%, 03/15/2026(b)	2,373,000	2,363,749

8.00%, 12/15/2027(b)	1,440,000	1,410,896

5.25%, 05/15/2030(b)	532,000	435,445

4.75%, 02/15/2031(b)	354,000	276,674

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)	616,000	616,852

Cox Communications, Inc., 2.95%, 10/01/2050(b)	2,720,000	1,571,995

CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	707,000	621,819

CSC Holdings LLC, 5.38%, 02/01/2028(b)(d)	1,465,000	1,125,320

CVR Energy, Inc., 8.50%, 01/15/2029(b)	919,000	922,159

DaVita, Inc., 3.75%, 02/15/2031(b)	448,000	369,068

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	1,005,000	982,483

8.63%, 03/15/2029(b)	310,000	312,617

Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,400,000	7,617,924

Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	975,000	839,355

EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	1,268,000	1,258,223

Encompass Health Corp., 4.50%, 02/01/2028	834,000	783,727

Energy Transfer L.P., 8.00%, 05/15/2054(c)(d)	1,868,000	1,925,241

EnerSys, 4.38%, 12/15/2027(b)	696,000	654,371

6.63%, 01/15/2032(b)	286,000	285,178

Enpro, Inc., 5.75%, 10/15/2026	623,000	615,161

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)

EQM Midstream Partners L.P., 6.50%, 07/15/2048	$938,000	$926,252

ESAB Corp., 6.25%, 04/15/2029(b)	628,000	626,429

FirstCash, Inc., 6.88%, 03/01/2032(b)	936,000	925,339

Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	10,500,000	10,391,607

Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)(d)	660,000	634,179

7.88%, 12/01/2030(b)	1,844,000	1,917,269

Freeport-McMoRan, Inc., 4.63%, 08/01/2030	6,290,000	5,929,562

Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)(d)	303,000	306,305

General Motors Co., 6.80%, 10/01/2027(d)	7,000,000	7,230,622

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	247,000	247,156

8.88%, 04/15/2030(d)	941,000	974,676

GFL Environmental, Inc., 6.75%, 01/15/2031(b)	897,000	905,372

Gray Television, Inc., 7.00%, 05/15/2027(b)	131,000	119,327

Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	69,000	71,139

Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(d)	2,075,000	1,889,196

Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(b)(d)	2,390,000	2,320,108

Harvest Midstream I L.P., 7.50%, 05/15/2032(b)	382,000	382,951

Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	626,000	600,421

6.00%, 02/01/2031(b)	168,000	161,010

6.25%, 04/15/2032(b)	165,000	159,447

8.38%, 11/01/2033(b)	333,000	357,481

Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(b)(d)	940,000	927,309

Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	118,000	116,531

8.88%, 07/15/2028(b)	472,000	495,221

HUB International Ltd., 7.25%, 06/15/2030(b)	315,000	319,840

7.38%, 01/31/2032(b)	265,000	262,725

J.M. Smucker Co. (The), 5.90%, 11/15/2028(d)	3,424,000	3,490,412

Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,097,368

Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	308,000	310,122

	Principal Amount	Value
United States–(continued)

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028	$2,579,000	$2,506,656

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	723,000	651,142

Jefferies Financial Group, Inc., 6.50%, 07/31/2026	3,500,000	3,465,013

Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	615,000	626,347

JPMorgan Chase & Co., Series FF, 5.00%(c)(e)	623,000	620,293

Kinder Morgan, Inc., 5.00%, 02/01/2029	6,900,000	6,734,643

Kohl’s Corp., 4.63%, 05/01/2031(d)	735,000	606,720

L3Harris Technologies, Inc., 5.40%, 01/15/2027	2,917,000	2,912,309

Lamar Media Corp., 4.88%, 01/15/2029(d)	1,861,000	1,765,000

4.00%, 02/15/2030	1,373,000	1,226,644

LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	713,000	651,881

8.25%, 08/01/2031(b)	1,196,000	1,243,571

Lithia Motors, Inc., 3.88%, 06/01/2029(b)(d)	1,449,000	1,281,225

Macy’s Retail Holdings LLC, 5.88%, 03/15/2030(b)(d)	275,000	262,354

4.50%, 12/15/2034	402,000	343,010

Marriott International, Inc., Series EE, 5.75%, 05/01/2025	1,867,000	1,868,099

Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	649,000	615,105

Mativ Holdings, Inc., 6.88%, 10/01/2026(b)(d)	5,512,000	5,454,775

Mattel, Inc., 6.20%, 10/01/2040	1,775,000	1,684,759

Medline Borrower L.P., 3.88%, 04/01/2029(b)	340,000	304,928

MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	201,000	134,984

Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	637,000	628,442

Navient Corp., 5.00%, 03/15/2027(d)	460,000	434,082

9.38%, 07/25/2030	205,000	211,104

NCL Corp. Ltd., 5.88%, 02/15/2027(b)	1,342,000	1,311,932

8.13%, 01/15/2029(b)	240,000	250,131

NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	329,000	306,608

New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(d)	771,000	737,908

8.75%, 03/15/2029(b)	252,000	245,996

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)

NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	$307,000	$312,148

8.38%, 02/15/2032(b)	325,000	330,483

Novelis Corp., 4.75%, 01/30/2030(b)	666,000	610,037

Oceaneering International, Inc., 6.00%, 02/01/2028	672,000	661,611

Office Properties Income Trust, 9.00%, 03/31/2029(b)	698,000	634,192

OI European Group B.V., 4.75%, 02/15/2030(b)(d)	813,000	743,393

OneMain Finance Corp., 7.13%, 03/15/2026	735,000	742,251

3.88%, 09/15/2028	561,000	494,348

ONEOK, Inc., 5.55%, 11/01/2026	2,892,000	2,889,572

6.63%, 09/01/2053	3,629,000	3,787,566

Paramount Global, 2.90%, 01/15/2027(d)	3,780,000	3,458,910

Penske Truck Leasing Co. L.P./PTL Finance Corp., 2.70%, 11/01/2024(b)	584,000	574,848

6.05%, 08/01/2028(b)	7,000,000	7,078,440

PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	654,000	622,297

Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	95,000	88,655

Phinia, Inc., 6.75%, 04/15/2029(b)	929,000	933,470

Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,220,000	1,990,305

PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(c)	5,195,000	5,309,866

Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	313,000	319,956

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	85,000	63,427

RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	614,000	602,184

RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	713,000	618,940

Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	200,000	190,274

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	1,022,000	924,925

Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	965,000	951,941

RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	447,112

SBA Communications Corp., 3.88%, 02/15/2027	632,000	594,558

	Principal Amount	Value
United States–(continued)

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	$652,000	$617,344

Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	71,000	55,941

Seagate HDD Cayman, 4.13%, 01/15/2031	1,069,000	928,962

9.63%, 12/01/2032	1,649,723	1,851,853

Sealed Air Corp., 7.25%, 02/15/2031(b)(d)	461,000	469,887

Sempra, 4.13%, 04/01/2052(c)	10,650,000	9,683,708

Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	140,000	117,356

Service Properties Trust, 4.75%, 10/01/2026	1,286,000	1,195,226

5.50%, 12/15/2027	360,000	340,046

Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	85,000	58,995

Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	654,000	618,243

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)(d)	603,000	620,652

Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	613,000	610,996

Sixth Street Lending Partners, 6.50%, 03/11/2029(b)	544,000	534,039

Solventum Corp., 5.45%, 02/25/2027(b)	4,977,000	4,935,695

5.90%, 04/30/2054(b)	1,969,000	1,839,608

Southern Co. (The), Series B, 4.00%, 01/15/2051(c)	8,100,000	7,737,246

Series 21-A, 3.75%, 09/15/2051(c)	5,274,000	4,840,702

SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	643,000	625,532

State Street Corp., Series I, 6.70%(c)(e)	2,956,000	2,965,877

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(a)(b)	635,000	648,870

Sunoco L.P., 7.00%, 05/01/2029(b)	268,000	272,388

7.25%, 05/01/2032(b)	345,000	350,683

Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	605,000	640,588

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	945,000	946,849

Tenet Healthcare Corp., 6.75%, 05/15/2031(b)	304,000	304,983

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
TransDigm, Inc., 6.75%, 08/15/2028(b)	$918,000	$923,048

6.38%, 03/01/2029(b)	690,000	685,593

7.13%, 12/01/2031(b)	310,000	316,301

6.63%, 03/01/2032(b)	1,243,000	1,242,441

Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	640,000	657,589

Transocean, Inc., 8.75%, 02/15/2030(b)	596,700	622,593

U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	190,000	186,320

U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,050,434

Uber Technologies, Inc., 4.50%, 08/15/2029(b)(d)	929,000	867,196

United AirLines, Inc., 4.38%, 04/15/2026(b)	3,600,000	3,466,095

Valaris Ltd., 8.38%, 04/30/2030(b)	1,173,000	1,207,239

Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	405,000	400,730

4.13%, 08/15/2031(b)	336,000	293,492

Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	861,000	881,081

9.50%, 02/01/2029(b)	646,000	694,765

9.88%, 02/01/2032(b)	190,000	202,869

Viatris, Inc., 3.85%, 06/22/2040	2,220,000	1,568,847

Viking Cruises Ltd., 7.00%, 02/15/2029(b)	310,000	309,078

9.13%, 07/15/2031(b)	564,000	605,352

Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	634,000	607,207

Vistra Corp., Series C, 8.88%(b)(c)(e)	591,000	610,566

Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	629,000	612,504

7.75%, 10/15/2031(b)	1,153,000	1,183,407

Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	4,971,000	4,900,599

4.50%, 11/18/2034	693,000	596,589

		280,587,875

Zambia–0.22%

First Quantum Minerals Ltd., 6.88%, 10/15/2027(b)	3,500,000	3,370,204

Total U.S. Dollar Denominated Bonds & Notes (Cost $615,930,808)		584,758,012

Non-U.S. Dollar Denominated Bonds & Notes–33.19%(h)

Austria–0.45%

Republic of Austria Government Bond, 2.10%, 09/20/2117(b)	EUR 8,918,000	6,998,314

		Principal Amount	Value
Brazil–6.33%

Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	BRL	5,700,000	$ 4,567,528

Series F, 10.00%, 01/01/2027	BRL	495,000,000	93,206,787

			97,774,315

Canada–0.71%

Province of Ontario, 5.85%, 03/08/2033	CAD	13,800,000	10,986,761

China–0.56%

China Government Bond, 3.32%, 04/15/2052	CNY	55,000,000	8,588,009

Colombia–3.82%
Colombian TES,

Series B, 7.50%, 08/26/2026	COP	31,500,000,000	7,649,386

Series B, 6.00%, 04/28/2028	COP	35,050,000,000	7,797,616

Series B, 7.75%, 09/18/2030	COP	79,000,000,000	17,909,331

Series B, 7.00%, 06/30/2032	COP	70,000,000,000	14,551,573

Series B, 9.25%, 05/28/2042	COP	11,375,000,000	2,481,472

Series B, 7.25%, 10/26/2050	COP	50,000,000,000	8,623,107

			59,012,485

Czech Republic–0.17%

CPI Property Group S.A., 4.88%(b)(c)(e)	EUR	4,100,000	2,635,158

Egypt–0.90%

Egypt Government Bond, 0.00%, 09/30/2025(f)	EGP	170,000,000	2,571,597
Egypt Treasury Bills,

Series 364D, 26.05%, 03/18/2025(i)	EGP	165,600,000	2,829,270

Series 364D, 25.75%, 04/01/2025(i)	EGP	233,325,000	3,954,402

Series 364D, 25.95%, 04/29/2025(i)	EGP	276,000,000	4,603,965

			13,959,234

France–0.85%

BPCE S.A., Series NC5, 1.50%, 01/13/2042(b)(c)	EUR	5,000,000	4,886,396

Electricite de France S.A., 5.38%(b)(c)(e)	EUR	5,400,000	5,767,609

Societe Generale S.A., 7.88%(b)(c)(e)	EUR	2,300,000	2,532,494

			13,186,499

Germany–0.14%

Nidda Healthcare Holding GmbH, 7.50%, 08/21/2026(b)	EUR	540,000	595,695

Volkswagen International Finance N.V., 4.63%(b)(c)(e)	EUR	1,480,000	1,566,739

			2,162,434

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Global Strategic Income Fund

	Principal Amount		Value
Greece–2.47%
Hellenic Republic Government Bond,

4.38%, 07/18/2038(b)	EUR	14,000,000	$ 15,770,127

0.00%, 10/15/2042	EUR	76,770,000	229,401

4.13%, 06/15/2054(b)	EUR	20,676,000	22,054,406

			38,053,934

India–1.19%
India Government Bond,

6.54%, 01/17/2032	INR	700,000,000	8,075,027

7.26%, 08/22/2032	INR	850,000,000	10,211,124

			18,286,151

Indonesia–0.96%
Indonesia Treasury Bond,

Series FR95, 6.38%, 08/15/2028	IDR	140,000,000,000	8,376,434

Series FR96, 7.00%, 02/15/2033	IDR	105,000,000,000	6,448,427

			14,824,861

Italy–0.23%

UniCredit S.p.A., 1.20%, 01/20/2026(b)(c)	EUR	3,400,000	3,555,749

Ivory Coast–0.17%

Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	2,900,000	2,588,373

Japan–0.70%
Japan Government Bond,

Series 15, 1.00%, 03/20/2062	JPY	673,600,000	3,118,610

Series 77, 1.60%, 12/20/2052	JPY	1,291,850,000	7,660,982

			10,779,592

Malaysia–1.00%
Malaysia Government Bond,

Series 115, 3.96%, 09/15/2025	MYR	17,500,000	3,690,891

Series 319, 3.48%, 06/14/2024	MYR	56,000,000	11,735,855

			15,426,746

Mexico–0.20%

Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	60,600,000	3,136,912

Netherlands–0.12%

ABN AMRO Bank N.V., 4.38%(b)(c)(e)	EUR	1,700,000	1,767,151

New Zealand–1.45%

New Zealand Government Bond, Series 554, 5.00%, 05/15/2054	NZD	38,916,000	22,330,793

Peru–2.17%

Credicorp Capital Sociedad Titulizadora S.A., 10.10%, 12/15/2043(b)	PEN	6,950,000	1,898,279

		Principal Amount	Value
Peru–(continued)

Peru Government Bond, 6.15%, 08/12/2032	PEN	126,000,000	$31,621,262

			33,519,541

South Africa–2.85%
Republic of South Africa Government Bond,

Series 2032, 8.25%, 03/31/2032	ZAR	427,800,000	18,920,142

Series 2040, 9.00%, 01/31/2040	ZAR	630,000,000	25,017,573

			43,937,715

Spain–1.31%

Banco Bilbao Vizcaya Argentaria S.A., 6.00%(b)(c)(e)	EUR	3,600,000	3,819,332

Repsol International Finance B.V., 3.75%(b)(c)(e)	EUR	1,950,000	2,042,806

Spain Government Bond, 1.45%, 10/31/2071(b)	EUR	20,700,000	10,686,325

Telefonica Europe B.V., 2.88%(b)(c)(e)	EUR	3,700,000	3,705,248

			20,253,711

Supranational–0.64%

African Development Bank, 0.00%, 01/17/2050(f)	ZAR	222,000,000	784,990

Corp. Andina de Fomento, 6.82%, 02/22/2031(b)	MXN	153,300,000	7,142,053

International Bank for Reconstruction & Development, 0.00%, 09/30/2052(f)	MXN	520,000,000	1,825,840

International Finance Corp., 0.00%, 02/15/2029(b)(f)	TRY	10,300,000	91,757

			9,844,640

Sweden–0.08%

Heimstaden Bostad AB, 3.38%(b)(c)(e)	EUR	1,850,000	1,293,180

Switzerland–0.23%

UBS Group AG, 2.13%, 10/13/2026(b)(c)	EUR	3,475,000	3,605,321

United Kingdom–2.34%

Barclays PLC, 7.13%(c)(e)	GBP	9,575,000	11,807,409

Lloyds Banking Group PLC, 8.50%(c)(e)	GBP	2,275,000	2,871,211

Nationwide Building Society, 5.75%(b)(c)(e)	GBP	6,800,000	7,934,104

NatWest Group PLC, 5.13%(c)(e)	GBP	2,100,000	2,391,013

NGG Finance PLC, 5.63%, 06/18/2073(b)(c)	GBP	9,000,000	11,130,343

			36,134,080

United States–0.97%

BP Capital Markets PLC, 3.25%(b)(c)(e)	EUR	6,950,000	7,228,354

Citigroup, Inc., 4.25%, 02/25/2030(b)(c)	EUR	3,450,000	3,672,608

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)

Morgan Stanley, 2.10%, 05/08/2026(c)	EUR	3,400,000	$ 3,561,293

MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	475,000	479,623

			14,941,878

Uruguay–0.18%

Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	104,175,200	2,833,856

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $526,452,782)			512,417,393

Asset-Backed Securities–7.14%

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(j)	$	10,129	9,371

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(k)		9,029,400	135,338

CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(k)		4,644,511	95,792

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(k)		11,899,115	319,839

Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(l)		378,527	359,225

Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(j)		76,245	71,564

COMM Mortgage Trust, Series 2014-UBS6, Class AM, 4.05%, 12/10/2047		4,690,000	4,528,663

Series 2014-CR21, Class AM, 3.99%, 12/10/2047		70,000	66,995

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2005-17, Class 1A8, 5.50%, 09/25/2035		238,326	221,468

Series 2005-J4, Class A7, 5.50%, 11/25/2035		450,609	356,459

CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 5.74% (1 mo. Term SOFR + 0.26%), 11/15/2036(j)		18,684	17,532

	Principal Amount	Value

Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	$833,985	$831,010

FREMF Mortgage Trust, Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(l)	840,000	798,586

Series 2016-K54, Class C, 4.19%, 04/25/2048(b)(l)	4,190,000	4,021,106

Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	724,500	725,231

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.56%, 07/25/2035(l)	35,605	32,060

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	116,199	107,653

JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(l)	34,800	33,850

JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(l)	1,655,000	1,487,066

Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(l)	13,773	12

MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.63% (1 mo. Term SOFR + 0.31%), 08/25/2036(j)	2,875,179	1,010,458

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(k)	3,965,387	102,098

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(l)	5,520,442	4,659,946

OBX Trust, Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(b)	769,338	757,131

Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(a)(b)	1,479,497	1,457,200

Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	21,033	15,922

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(k)	7,454,082	181,143

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Global Strategic Income Fund

	Principal Amount			Value

Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(m)	$		35,682	$ 121

Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(k)			615,832	1

Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(b)(l)			1,030,553	1,011,767

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 5.83%, 10/25/2033(l)			24,524	22,976

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(k)			6,232,731	157,509

WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046			389,198	373,095

Series 2014-C20, Class AS, 4.18%, 05/15/2047			1,364,567	1,314,760

Alba PLC, Series 2007-1, Class F, 8.60% (SONIA + 3.37%), 03/17/2039(b)(h)(j)		GBP	1,740,309	2,081,769

Series 2007-1, Class E, 6.55% (SONIA + 1.32%), 03/17/2039(b)(h)(j)		GBP	4,539,936	5,266,042

Series 2006-2, Class F, 8.60% (SONIA + 3.37%), 12/15/2038(b)(h)(j)		GBP	1,097,568	1,272,355

Eurohome UK Mortgages PLC, Series 2007-1, Class B1, 6.25% (SONIA + 1.02%), 06/15/2044(b)(h)(j)		GBP	2,006,000	2,190,242

Series 2007-2, Class B1, 6.75% (SONIA + 1.52%), 09/15/2044(b)(h)(j)		GBP	2,243,000	2,393,978

Eurosail PLC, Series 2006-2X, Class E1C, 8.60% (SONIA + 3.37%), 12/15/2044(b)(h)(j)		GBP	5,550,000	6,179,275

Series 2006-4X, Class E1C, 8.35% (SONIA + 3.12%), 12/10/2044(b)(h)(j)		GBP	4,135,722	5,113,035

Series 2006-2X, Class D1A, 4.74% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(h)(j)		EUR	6,300,000	5,830,158

Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 6.24% (SONIA + 1.01%), 03/13/2045(b)(h)(j)		GBP	1,750,000	1,872,841

Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 4.73% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(h)(j)		EUR	8,400,000	7,772,881

	Principal Amount		Value

Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 7.68% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(h)(j)	EUR	4,570,000	$4,744,830

Ludgate Funding PLC, Series 2007-1, Class MA, 5.59% (SONIA + 0.36%), 01/01/2061(b)(h)(j)	GBP	2,424,987	2,807,872

Mortgage Funding PLC, Series 2008-1, Class B2, 8.55% (SONIA + 3.32%), 03/13/2046(b)(h)(j)	GBP	10,963,201	13,082,557

Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F, 0.00% (SONIA + 4.50%), 07/20/2053(b)(h)(j)	GBP	1,380,000	1,725,166

Prosil Acquisition S.A., Series 2019-1, Class A, 5.91% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(h)(j)	EUR	3,785,353	3,357,230

SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 6.68% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(h)(j)	EUR	7,047,113	7,382,325

Alhambra SME Funding DAC, Series 2019-1, Class D, 13.10% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(h)(j)	EUR	424,276	386,419

Lusitano Mortgages No. 5 PLC, Series D, 4.87% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(h)(j)	EUR	1,694,762	1,521,802

Futura S.r.l., Series 2019-1, Class A, 6.87% (6 mo. EURIBOR + 3.00%), 07/31/2044(b)(h)(j)	EUR	644,710	689,983

Fideicomiso Dorrego Y Libertador, 2.00%, 12/31/2043(n)		$7,698,968	7,314,020

0.00%, 12/31/2043(h)(n)	ARS	83,227,881	90,179

Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(h)(l)(n)	ARS	311,500,000	1,933,084

Total Asset-Backed Securities (Cost $121,388,816)			110,290,990

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.30%

Fannie Mae Grantor Trust, IO, 0.62%, 11/25/2040(k)		$1,758,456	11,135

0.38%, 12/25/2041(k)		10,427,811	146,703

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Global Strategic Income Fund

	Principal Amount	Value

Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2029 - 07/25/2032(m)	$676,609	$88,713

7.50%, 11/25/2029(m)	30,319	4,032

6.00%, 12/25/2032 - 08/25/2035(m)	869,402	120,796

5.50%, 11/25/2033 - 06/25/2035(m)	738,766	110,311

Fannie Mae REMICs, IO, 2.16% (7.60% - (30 Day Average SOFR + 0.11%)), 06/25/2026(j)(m)	29,844	716

2.46%, 11/18/2031 - 12/18/2031(j)(m)	94,603	7,409

2.46% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(j)(m)	1,859	153

2.51% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(j)(m)	22,297	1,677

2.56% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(j)(m)	43,384	3,642

2.66%, 03/25/2032 - 04/25/2032(j)(m)	62,808	5,633

1.56% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(j)(m)	27,885	1,599

2.36% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(j)(m)	19,754	1,808

2.56%, 07/25/2032 - 09/25/2032(j)(m)	88,442	8,629

2.66%, 12/18/2032(j)(m)	70,928	4,936

2.76% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(j)(m)	262,879	22,352

2.81%, 02/25/2033 - 05/25/2033(j)(m)	147,507	17,601

7.00%, 03/25/2033 - 04/25/2033(m)	357,931	46,738

2.11% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(j)(m)	118,614	10,641

0.61%, 03/25/2035 - 07/25/2038(j)(m)	104,948	4,324

1.31%, 03/25/2035 - 05/25/2035(j)(m)	138,774	4,035

1.16% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(j)(m)	222,866	10,144

1.26% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(j)(m)	426,247	25,793

1.79% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(j)(m)	461,862	16,673

1.10% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(j)(m)	645,601	39,891

4.00%, 04/25/2041(m)	661,084	64,850

	Principal Amount	Value

1.11% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(j)(m)	$113,423	$6,346

0.71% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(j)(m)	327,421	27,876

7.00%, 07/25/2026	2,740	2,724

6.50%, 10/25/2028 - 04/25/2029	47,270	47,200

6.00%, 05/25/2031 - 01/25/2032	89,769	89,135

6.44%, 04/25/2032 - 12/25/2032(j)	74,031	74,706

5.94% (30 Day Average SOFR + 0.61%), 10/18/2032(j)	28,827	28,647

5.94% (30 Day Average SOFR + 0.61%), 12/25/2032(j)	49,392	47,430

5.84% (30 Day Average SOFR + 0.51%), 11/25/2033(j)	26,744	26,608

4.60% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(j)	119,649	131,545

4.24% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(j)	110,070	114,050

6.38% (30 Day Average SOFR + 1.05%), 06/25/2037(j)	55,720	56,216

4.00%, 03/25/2041	67,923	62,339

Federal Home Loan Mortgage Corp., 8.50%, 08/01/2031	16,897	17,457

5.00%, 09/01/2052 - 03/01/2053(o)	32,055,226	30,425,121

4.50%, 10/01/2052	15,806,736	14,699,901

Federal National Mortgage Association, 7.50%, 03/01/2033	10,126	10,305

7.00%, 12/01/2033	10,264	10,483

5.50%, 02/01/2035 - 03/01/2053(o)	32,439,717	31,604,435

4.50%, 07/01/2052	17,848,184	16,568,486

Freddie Mac Multifamily Structured Pass-Through Ctfs.,

Series K734, Class X1, IO, 0.78%, 02/25/2026(k)	3,866,628	31,297

Series K735, Class X1, IO, 1.09%, 05/25/2026(k)	6,569,342	97,670

Series K093, Class X1, IO, 1.08%, 05/25/2029(k)	44,016,532	1,656,109

Freddie Mac STRIPS, IO, 7.00%, 04/01/2027 - 04/01/2030(m)	102,766	11,014

6.50%, 02/01/2028 - 06/01/2031(m)	27,547	3,287

7.50%, 12/15/2029(m)	34,660	4,318

6.00%, 12/15/2032(m)	64,265	7,211

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Global Strategic Income Fund

	Principal Amount	Value

Freddie Mac REMICs, 6.50%, 02/15/2028 - 06/15/2032	$46,718	$47,293

5.89% (30 Day Average SOFR + 0.56%), 02/15/2029(j)	4,000	3,979

6.09% (30 Day Average SOFR + 0.76%), 07/15/2029(j)	6,133	6,125

6.44%, 02/15/2032 - 03/15/2032(j)	153,673	154,288

3.50%, 05/15/2032	46,185	44,050

5.94% (30 Day Average SOFR + 0.61%), 01/15/2033(j)	4,504	4,491

4.79% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(j)	84,746	94,727

4.00%, 06/15/2038	52,671	48,379

3.00%, 05/15/2040	202	201

IO, 7.00%, 03/15/2028 - 04/15/2028(m)	21,066	1,818

3.26% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(j)(m)	39	0

2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(j)(m)	32,688	1,608

3.51% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(j)(m)	11,681	457

1.61% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(j)(m)	175,787	8,373

1.26% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(j)(m)	322,585	12,834

1.31% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(j)(m)	18,154	741

1.28%, 05/15/2035(j)(m)	492,192	25,739

0.71% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(j)(m)	269,236	8,095

1.56% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(j)(m)	97,633	7,338

0.56% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(j)(m)	45,010	2,740

0.63% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(j)(m)	187,492	11,328

0.81% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(j)(m)	84,072	4,535

	Principal Amount	Value

Government National Mortgage Association, ARM, 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(j)	$426	$419

7.00%, 01/15/2028 - 01/20/2030	66,972	67,370

8.00%, 01/15/2028 - 09/15/2028	44,232	44,654

IO, 1.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(j)(m)	325,771	17,567

1.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(j)(m)	529,089	23,913

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $104,609,996)		97,285,912

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Global Strategic Income Fund

	Principal Amount	Value
Agency Credit Risk Transfer Notes–4.16%
United States–4.16%

Fannie Mae Connecticut Avenue Securities, Series 2022-R04, Class 1M2, 8.43% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(j)	$1,795,000	$ 1,871,338

Series 2022-R08, Class 1M2, 8.93% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(j)	3,150,000	3,340,794

Series 2023-R02, Class 1M1, 7.63% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(j)	1,111,302	1,138,937

Series 2023-R03, Class 2M1, 7.83% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(j)	2,198,940	2,236,642

Series 2023-R04, Class 1M1, 7.63% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(j)	2,388,291	2,447,669

Series 2023-R06, Class 1M1, 7.03% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(j)	1,231,390	1,238,864

Series 2023-R06, Class 1M2, 8.03% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(j)	1,145,000	1,187,282

Series 2023-R06, Class 1B1, 9.23% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(j)	1,310,000	1,375,217

Series 2023-R08, Class 1M2, 7.83% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(j)	655,000	673,831

Series 2023-R08, Class 1M1, 6.83% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(j)	997,731	1,002,251

Series 2024-R03, Class 2M2, 7.28% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(j)	1,550,000	1,555,882

	Principal Amount	Value
United States–(continued)

Freddie Mac, Series 2022-DNA2, Class M1B, STACR®, 7.73% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(j)	$3,500,000	$ 3,580,956

Series 2022-DNA3, Class M1B, STACR®, 8.23% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(j)	7,000,000	7,263,861

Series 2022-DNA3, Class M1A, STACR®, 7.33% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(j)	3,765,189	3,806,569

Series 2022-HQA2, Class M1, STACR®, 9.33% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(j)	3,500,000	3,723,415

Series 2022-HQA3, Class M1, STACR®, 8.88% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(j)	3,500,000	3,699,177

Series 2022-HQA3, Class M2, STACR®, 10.68% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(j)	3,745,000	4,090,442

Series 2023-DNA1, Class M1, STACR®, 7.43% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(j)	2,308,411	2,350,100

Series 2023-HQA1, Class M1, STACR®, 8.83% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(j)	5,639,000	5,965,288

Series 2023-HQA2, Class M1, STACR®, 7.33% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(j)	2,220,152	2,238,390

Series 2023-HQA2, Class M1, STACR®, 8.68% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(j)	2,100,000	2,223,579

Series 2024-DNA1, Class M2, STACR®, 7.28% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(j)	3,450,000	3,465,989

Series 2024-HQA1, Class M2, STACR®, 7.33% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(j)	3,719,100	3,727,017

Total Agency Credit Risk Transfer Notes (Cost $62,433,900)		64,203,490

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Global Strategic Income Fund

	Principal Amount	Value
U.S. Treasury Securities–2.26%
U.S. Treasury Bills–2.26%

5.38%, 05/16/2024 (Cost $34,923,846)(i)	$34,923,846	$ 34,923,846

	Shares
Common Stocks & Other Equity Interests–1.53%
Argentina–1.49%

Banco BBVA Argentina S.A.(p)	200,000	794,849

Banco Macro S.A., Class B(p)	530,000	3,589,982

Grupo Financiero Galicia S.A., Class B	1,335,000	5,396,364

Pampa Energia S.A.(p)	900,000	1,991,399

YPF S.A., ADR(p)	52,500	1,152,900

YPF S.A., Class D(p)	367,300	10,098,157

		23,023,651

United States–0.04%

ACNR Holdings, Inc.	2,129	176,308

Claire’s Holdings LLC, Class S(n)	614	12,280

Endo, Inc.	292	8,322

Endo, Inc.(p)	14,088	401,515

McDermott International Ltd.(p)	93,712	21,554

McDermott International Ltd., Series A, Wts., expiring 06/30/2027(n)(p)	76,715	2,301

McDermott International Ltd., Series B, Wts., expiring 06/30/2027(n)(p)	85,239	2,557

Sabine Oil & Gas Holdings, Inc.(n)(p)	2,510	377

Windstream Services LLC, Wts.	399	5,885

		631,099

Total Common Stocks & Other Equity Interests (Cost $24,541,431)		23,654,750

	Principal Amount
Variable Rate Senior Loan Interests–0.73%(q)(r)
Canada–0.04%

New Red Finance, Inc., Term Loan B-5, 7.57% (1 mo. Term SOFR + 2.25%), 09/20/2030	$638,400	640,165

United States–0.69%

Boost Newco Borrower LLC (WorldPay), Term Loan, 8.31% (1 mo. Term SOFR + 3.00%), 01/31/2031	625,000	627,931

Camelot US Acquisition LLC, Term Loan, 8.07% (1 mo. Term SOFR + 2.75%), 01/31/2031	625,000	626,953

Carnival Corp., Incremental Term Loan B, 8.68% (1 mo. Term SOFR + 3.25%), 10/18/2028	493,403	496,025

Claire’s Stores, Inc., Term Loan, 11.92% (1 mo. Term SOFR + 6.50%), 12/18/2026	182,887	174,109

Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.43% (1 mo. Term SOFR + 4.00%), 08/23/2028	618,223	619,512

	Principal Amount	Value
United States–(continued)

Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 9.07% (1 mo. Term SOFR + 4.25%), 01/31/2030(n)	$643,387	$ 646,604

Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.07% (1 mo. Term SOFR + 2.75%), 01/18/2029	647,227	649,522

Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 6.05% (1 mo. USD LIBOR + 4.00%), 03/27/2028	8,357	5,467

Greystar Real Estate Partners LLC, Term Loan B, 8.58% (1 mo. Term SOFR + 3.25%), 08/21/2030(n)	356,212	357,548

IRB Holding Corp., Term Loan B, 8.17% (1 mo. Term SOFR + 2.75%), 12/15/2027	626,127	627,780

Jane Street Group LLC, Term Loan, - % , 01/26/2028(s)	618,402	619,633

Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.07% (1 mo. Term SOFR + 2.75%), 10/23/2028	565,881	568,014

New Fortress Energy, Inc.,

Term Loan B, 10.33% (1 mo. Term SOFR + 5.00%), 10/30/2028	856,852	862,743

Prairie ECI Acquiror L.P., Term Loan B, 10.07% (1 mo. Term SOFR + 4.75%), 08/01/2029	650,000	651,544

Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.18% (1 mo. Term SOFR + 3.75%), 04/20/2028	565,977	565,977

Scientific Games Lottery, First Lien Term Loan, 8.56% (3 mo. Term SOFR + 3.50%), 04/04/2029	639,483	640,531

SRS Distribution, Inc., Term Loan, 8.93% (1 mo. Term SOFR + 3.50%), 06/02/2028	275,000	277,295

Syneos Health, Inc., Term Loan, 9.31% (3 mo. Term SOFR + 4.00%), 09/27/2030	638,000	638,600

Uber Technologies, Inc., Term Loan B, 8.08% (3 mo. Term SOFR+ 2.75%), 03/03/2030	373,815	376,736

Victoria’s Secret & Co., First Lien Term Loan, -% , 08/02/2028(s)	621,258	615,046

		10,647,570

Total Variable Rate Senior Loan Interests (Cost $11,113,769)		11,287,735

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Global Strategic Income Fund

	Shares	Value
Preferred Stocks–0.04%
United States–0.04%

Bank of America Corp., 6.50%, Series Z, Pfd.(c)	615,000	$617,431

Claire’s Holdings LLC, Series A, Pfd.	195	39,975

Total Preferred Stocks (Cost $710,072)		657,406

Money Market Funds–2.00%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(t)(u)	10,799,096	10,799,096

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(t)(u)	7,711,109	7,713,423

Invesco Treasury Portfolio, Institutional Class, 5.22%(t)(u)	12,341,825	12,341,825

Total Money Market Funds (Cost $30,854,561)		30,854,344

Options Purchased–1.91%

(Cost $38,288,895)(v)		29,531,081

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-97.13% (Cost $1,571,248,876)		1,499,864,959

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.44%

Invesco Private Government Fund, 5.29%(t)(u)(w)	18,733,095	$18,733,095

Invesco Private Prime Fund, 5.46%(t)(u)(w)	49,805,505	49,820,447

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,561,183)		68,553,542

TOTAL INVESTMENTS IN SECURITIES–101.57% (Cost $1,639,810,059)		1,568,418,501

OTHER ASSETS LESS LIABILITIES–(1.57)%		(24,288,142)

NET ASSETS–100.00%		$1,544,130,359

Investment Abbreviations:

ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:

(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $649,497,940, which represented 42.06% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at April 30, 2024.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2024 was $1,592,905, which represented less than 1% of the Fund’s Net Assets.

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(k)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(l)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1R.
(p)	Non-income producing security.
(q)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(r)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(s)	This variable rate interest will settle after April 30, 2024, at which time the interest rate will be determined.
(t)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,246,221	$119,963,247	$(126,410,372)	$ -	$-	$10,799,096	$352,854
Invesco Liquid Assets Portfolio, Institutional Class	12,317,028	85,688,033	(90,295,102)	(889)	4,353	7,713,423	260,302
Invesco Treasury Portfolio, Institutional Class	19,709,966	137,100,855	(144,468,996)	-	-	12,341,825	402,470
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,315,184	74,121,614	(73,703,703)	-	-	18,733,095	461,076*
Invesco Private Prime Fund	41,281,255	160,352,477	(151,814,604)	(8,465)	9,784	49,820,447	1,267,165*
Total	$108,869,654	$577,226,226	$(586,692,777)	$(9,354)	$14,137	$99,407,886	$2,743,867

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

Open Over-The-Counter Foreign Currency Options Purchased(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price	Notional Value	Value

Currency Risk

AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	05/21/2024	USD 0.67	AUD 2,800,000	$94,759

EUR versus USD	Call	Goldman Sachs International	05/20/2024	USD 1.15	EUR 52,125,000	56

USD versus JPY	Call	Goldman Sachs International	02/13/2026	JPY 175.00	USD 10,350,000	579,921

USD versus JPY	Call	J.P. Morgan Chase Bank,N.A.	02/13/2026	JPY 175.00	USD 10,350,000	579,921

Subtotal – Foreign Currency Call Options Purchased						1,254,657

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price	Notional Value	Value

Currency Risk

CNH versus INR	Put	Deutsche Bank AG	03/28/2025	INR 11.45	CNH 12,075,000	$345,052

EUR versus BRL	Put	Goldman Sachs International	05/29/2024	BRL 5.35	EUR 3,450,000	154,453

EUR versus CLP	Put	Merrill Lynch International	07/31/2024	CLP 950.00	EUR 4,140,000	416,111

EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	10/29/2024	HUF 385.00	EUR 2,587,500	187,934

EUR versus HUF	Put	Merrill Lynch International	07/16/2024	HUF 390.00	EUR 34,500,000	66,825

EUR versus INR	Put	J.P. Morgan Chase Bank, N.A.	09/10/2024	INR 89.50	EUR 4,145,000	435,295

EUR versus MXN	Put	Morgan Stanley and Co. International PLC	07/02/2024	MXN 17.75	EUR 2,587,500	232,920

EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	06/20/2024	NOK 11.40	EUR 62,550,000	14,686

EUR versus NOK	Put	Merrill Lynch International	05/15/2024	NOK 11.30	EUR 41,400,000	353

EUR versus ZAR	Put	Goldman Sachs International	08/01/2024	ZAR 19.80	EUR 2,760,000	297,493

USD versus BRL	Put	Goldman Sachs International	06/20/2024	BRL 4.80	USD 2,780,000	81,382

USD versus BRL	Put	Goldman Sachs International	08/20/2024	BRL 4.78	USD 27,600,000	31,326

USD versus BRL	Put	Merrill Lynch International	06/17/2024	BRL 4.85	USD 4,485,000	61,018

USD versus BRL	Put	Merrill Lynch International	10/08/2024	BRL 4.90	USD 2,100,000	240,427

USD versus BRL	Put	Morgan Stanley and Co. International PLC	07/08/2024	BRL 4.60	USD 2,100,000	5,767

USD versus CAD	Put	Deutsche Bank AG	05/07/2024	CAD 1.30	USD 1,737,500	2

USD versus CAD	Put	Merrill Lynch International	05/17/2024	CAD 1.32	USD 3,450,000	1,266

USD versus CAD	Put	Morgan Stanley and Co. International PLC	05/21/2024	CAD 1.32	USD 2,800,000	2,456

USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	07/03/2024	CLP 920.00	USD 34,560,000	231,379

USD versus CLP	Put	Morgan Stanley and Co. International PLC	05/06/2024	CLP 870.00	USD 41,700,000	42

USD versus COP	Put	Goldman Sachs International	07/05/2024	COP 3,750.00	USD 41,470,000	129,013

USD versus COP	Put	Morgan Stanley and Co. International PLC	07/02/2024	COP 3,810.00	USD 34,500,000	189,784

USD versus IDR	Put	Goldman Sachs International	05/07/2024	IDR 14,600.00	USD 4,170,000	4

USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR 15,375.00	USD 33,360,000	33

USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR 15,400.00	USD 34,500,000	51,336

USD versus JPY	Put	Deutsche Bank AG	07/18/2024	JPY 129.40	USD 1,750,000	8,031

USD versus JPY	Put	Goldman Sachs International	05/07/2024	JPY 118.00	USD 52,500,000	53

USD versus JPY	Put	Goldman Sachs International	05/30/2024	JPY 115.00	USD 5,250,000	121

USD versus JPY	Put	Goldman Sachs International	06/10/2024	JPY 115.00	USD 5,250,000	567

USD versus JPY	Put	Goldman Sachs International	09/17/2024	JPY 122.00	USD 3,475,000	21,104

USD versus JPY	Put	Merrill Lynch International	06/03/2024	JPY 115.00	USD 3,500,000	192

USD versus MXN	Put	Goldman Sachs International	05/16/2024	MXN 16.25	USD 3,455,000	18,571

USD versus MXN	Put	Goldman Sachs International	08/08/2024	MXN 16.30	USD 2,432,500	202,649

USD versus MXN	Put	Goldman Sachs International	09/26/2024	MXN 16.75	USD 4,140,000	525,436

USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN 16.75	USD 56,925,000	661,013

USD versus MXN	Put	Merrill Lynch International	07/05/2024	MXN 16.40	USD 5,547,600	307,165

USD versus TRY	Put	Goldman Sachs International	08/01/2024	TRY 32.50	USD 3,450,000	222,756

USD versus ZAR	Put	Goldman Sachs International	05/14/2024	ZAR 15.00	USD 7,000,000	28

USD versus ZAR	Put	Goldman Sachs International	08/01/2024	ZAR 18.70	USD 2,760,000	338,194

USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR 18.15	USD 26,250,000	441,761

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	07/10/2024	ZAR 18.50	USD 2,432,500	414,887

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/27/2024	ZAR 18.50	USD 4,140,000	346,497

Subtotal – Foreign Currency Put Options Purchased						6,685,382

Total Foreign Currency Options Purchased						$7,940,039

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $39,335,888.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value

Interest Rate Risk

5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.30%	Receive	KWCDC	Quarterly	11/08/2028	KRW 20,850,000,000	$220,556

Interest Rate Risk

30 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.36	Pay	SOFR	Annually	05/01/2024	USD 33,600,000	3,839,906

30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD 20,700,000	2,256,859

15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi- Annually	03/15/2039	EUR 103,500,000	15,273,721

Subtotal – Interest Rate Put Swaptions Purchased									21,370,486

Total Interest Rate Swaptions Purchased									$21,591,042

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $39,335,888.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value	Value

Credit Risk

Goldman Sachs International	Put	350.00%	Markit iTraxx Europe Crossover Index, Series 41, Version 1	(5.00)%	Quarterly	06/19/2024	3.182%	EUR 69,850,000	$(395,961)

J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	(5.00)	Quarterly	06/19/2024	3.182	EUR 116,410,000	(659,898)

J.P. Morgan Chase Bank, N.A.	Put	104.50	Markit CDX North America High Yield Index, Series 42, Version 1	(5.00)	Quarterly	06/20/2024	3.539	USD 214,000,000	(1,198,171)

Total Credit Default Swaptions Written									$(2,254,030)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $39,335,888.
(b)

Implied credit spreads represent the current level, as of April 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

CNH versus INR	Call	Deutsche Bank AG	03/28/2025	INR	12.39	CNH	12,075,000	$(337,260)

EUR versus CLP	Call	Merrill Lynch International	09/30/2024	CLP	1,100.00	EUR	41,400,000	(616,915)

EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	05/30/2024	HUF	410.00	EUR	25,875,000	(11,984)

EUR versus HUF	Call	Merrill Lynch International	07/16/2024	HUF	405.00	EUR	34,500,000	(150,514)

EUR versus PLN	Call	Goldman Sachs International	08/23/2024	PLN	4.50	EUR	41,400,000	(154,991)

USD versus BRL	Call	Goldman Sachs International	02/20/2025	BRL	5.30	USD	2,760,000	(1,310,191)

USD versus BRL	Call	Goldman Sachs International	03/20/2025	BRL	5.50	USD	2,780,000	(981,023)

USD versus BRL	Call	Goldman Sachs International	04/16/2025	BRL	5.75	USD	34,535,000	(792,958)

USD versus BRL	Call	Merrill Lynch International	09/17/2024	BRL	5.30	USD	44,850,000	(1,079,539)

USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	07/03/2024	CLP	1,020.00	USD	34,560,000	(217,728)

USD versus COP	Call	Goldman Sachs International	07/05/2024	COP	3,925.00	USD	41,470,000	(1,107,083)

USD versus COP	Call	Morgan Stanley and Co. International PLC	07/02/2024	COP	4,030.00	USD	34,500,000	(504,425)

USD versus IDR	Call	Standard Chartered Bank PLC	05/07/2024	IDR	16,325.00	USD	33,360,000	(56,979)

USD versus IDR	Call	Standard Chartered Bank PLC	08/23/2024	IDR	16,290.00	USD	25,875,000	(404,400)

USD versus MXN	Call	Goldman Sachs International	03/31/2025	MXN	18.50	USD	104,362,500	(3,389,381)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)–(continued)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price			Notional Value	Value

USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	5,547,600	$(1,514,495)

USD versus ZAR	Call	Goldman Sachs International	10/16/2024	ZAR	21.75	USD	26,250,000	(205,616)

USD versus ZAR	Call	Goldman Sachs International	12/16/2024	ZAR	21.50	USD	6,950,000	(98,676)

USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	10/21/2024	ZAR	22.00	USD	41,400,000	(293,940)

Subtotal – Foreign Currency Call Options Written								(13,228,098)

Currency Risk

AUD versus USD	Put	Goldman Sachs International	01/02/2025	USD	0.64	AUD	86,875,000	(1,272,100)

AUD versus USD	Put	Goldman Sachs International	01/02/2025	USD	0.64	AUD	53,906,250	(789,342)

EUR versus NOK	Put	Merrill Lynch International	05/15/2024	NOK	11.10	EUR	82,800,000	(88)

USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	07/03/2024	CLP	890.00	USD	34,560,000	(72,576)

USD versus CNH	Put	Goldman Sachs International	04/28/2025	CNH	6.89	USD	1,035,000	(508,674)

USD versus COP	Put	Goldman Sachs International	07/05/2024	COP	3,650.00	USD	41,470,000	(43,378)

USD versus COP	Put	Morgan Stanley and Co. International PLC	07/02/2024	COP	3,660.00	USD	34,500,000	(37,191)

USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR	14,895.00	USD	33,360,000	(33)

USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	14,925.00	USD	51,750,000	(25,409)

USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	56,925,000	(233,165)

USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	17.15	USD	26,250,000	(138,338)

Subtotal – Foreign Currency Put Options Written								(3,120,294)

Total – Foreign Currency Options Written								$(16,348,392)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $39,335,888.

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value

Interest Rate Risk

30 Year Interest Rate Swap	Call	Deutsche Bank AG	3.50%	SOFR	Receive	Annually	03/28/2025	USD	52,500,000	$(1,549,697)

30 Year Interest Rate Swap	Call	Goldman Sachs International	3.55	SOFR	Receive	Annually	07/02/2024	USD	93,150,000	(336,082)

30 Year Interest Rate Swap	Call	Goldman Sachs International	3.75	SOFR	Receive	Annually	07/17/2024	USD	51,750,000	(595,954)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.85	SOFR	Receive	Annually	06/17/2024	USD	69,000,000	(136,020)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.00	SOFR	Receive	Annually	07/24/2024	USD	82,800,000	(612,155)

10 Year Interest Rate Swap	Call	Merrill Lynch International	3.75	SOFR	Receive	Annually	08/05/2024	USD	65,320,000	(259,358)

30 Year Interest Rate Swap	Call	Toronto- Dominion Bank (The)	3.70	SOFR	Receive	Annually	07/24/2024	USD	51,750,000	(542,025)

Subtotal – Interest Rate Call Swaptions Written										(4,031,291)

Interest Rate Risk

5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.57	SOFR	Pay	Annually	05/01/2024	USD	151,500,000	(6,114,308)

2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	186,300,000	(2,551,170)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.10	6 Month EURIBOR	Pay	Semi-Annually	12/06/2024	EUR	121,625,000	(1,713,777)

2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi-Annually	03/15/2039	EUR	207,000,000	(5,721,370)

30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.00	SOFR	Pay	Annually	07/08/2024	USD	51,840,000	(1,439,876)

10 Year Interest Rate Swap	Put	Merrill Lynch International	4.25	SOFR	Pay	Annually	07/08/2024	USD	69,000,000	(1,102,115)

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.95	SOFR	Pay	Annually	07/11/2024	USD	342,930,000	(997,861)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)-(continued)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value

1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.50%	SONIA	Pay	At Maturity	03/24/2025	GBP	415,735,000	$(2,219,792)

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.60	SOFR	Pay	Annually	07/02/2024	USD	548,550,000	(3,741,210)

Subtotal - Interest Rate Put Swaptions Written										(25,601,479)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(29,632,770)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $39,335,888.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	597	June-2024	$120,985,781	$(1,189,066)	$(1,189,066)

U.S. Treasury 5 Year Notes	750	June-2024	78,556,641	(1,497,533)	(1,497,533)

U.S. Treasury 10 Year Notes	744	June-2024	79,933,500	(1,919,740)	(1,919,740)

Subtotal-Long Futures Contracts				(4,606,339)	(4,606,339)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury Long Bonds	33	June-2024	(3,755,813)	173,434	173,434

U.S. Treasury Ultra Bonds	73	June-2024	(8,728,062)	591,245	591,245

Subtotal-Short Futures Contracts				764,679	764,679

Total Futures Contracts				$(3,841,660)	$(3,841,660)

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

Currency Risk

06/20/2024	BNP Paribas S.A.	NZD	42,671,000	USD	26,243,424	$1,099,624

06/20/2024	Citibank, N.A.	USD	2,460,975	GBP	1,975,000	7,516

06/21/2024	Citibank, N.A.	USD	32,000,000	CLP	30,870,720,000	140,193

06/20/2024	Deutsche Bank AG	AUD	11,800,000	USD	7,779,559	124,394

06/20/2024	Deutsche Bank AG	CAD	2,730,000	USD	2,013,170	28,503

06/20/2024	Deutsche Bank AG	EUR	23,800,000	USD	25,932,075	482,137

06/20/2024	Deutsche Bank AG	IDR 261,179,830,000		USD	16,733,179	693,247

06/20/2024	Deutsche Bank AG	MXN	575,567,444	USD	33,827,541	484,839

06/20/2024	Deutsche Bank AG	PEN	119,727,000	USD	32,623,161	838,244

06/20/2024	Deutsche Bank AG	USD	13,581,998	COP	53,981,785,000	77,723

06/20/2024	Deutsche Bank AG	USD	3,792,695	EUR	3,555,000	8,755

06/20/2024	Deutsche Bank AG	ZAR	90,364,054	USD	4,821,699	39,096

07/22/2024	Deutsche Bank AG	JPY	501,095,000	USD	3,500,000	283,594

05/03/2024	Goldman Sachs International	BRL	522,453,350	USD	104,381,418	3,766,437

05/09/2024	Goldman Sachs International	JPY	2,190,384,000	USD	17,220,000	3,317,355

05/10/2024	Goldman Sachs International	IDR 169,406,250,000		USD	10,842,000	424,577

05/20/2024	Goldman Sachs International	AUD	14,437,500	USD	9,704,888	347,185

06/04/2024	Goldman Sachs International	BRL	490,914,000	USD	94,709,792	427,392

06/20/2024	Goldman Sachs International	INR	1,543,170,000	USD	18,572,048	119,440

06/20/2024	Goldman Sachs International	MXN	385,481,250	USD	22,500,000	169,018

06/20/2024	Goldman Sachs International	PLN	131,756,639	USD	32,700,000	235,857

07/12/2024	Goldman Sachs International	EUR	19,905,000	ZAR	405,892,808	138,310

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

03/19/2025	Goldman Sachs International	INR	13,503,685,250	USD	159,850,000	$406,634

06/20/2024	J.P. Morgan Chase Bank, N.A.	AUD	30,236,485	USD	19,962,925	347,223

06/20/2024	J.P. Morgan Chase Bank, N.A.	EUR	129,102,740	USD	141,575,432	3,522,627

06/20/2024	J.P. Morgan Chase Bank, N.A.	GBP	81,819,000	USD	104,694,390	2,431,387

06/20/2024	J.P. Morgan Chase Bank, N.A.	JPY	2,400,799,000	USD	16,332,732	997,043

06/20/2024	J.P. Morgan Chase Bank, N.A.	THB	738,969,445	USD	20,500,000	484,903

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	23,657,036	CNY	169,110,000	112,138

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	17,029,572	MXN	294,517,538	31,870

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	929,710	ZAR	17,646,000	4,222

06/21/2024	Merrill Lynch International	CLP	4,525,565,000	USD	4,771,236	59,570

08/02/2024	Merrill Lynch International	COP	12,184,020,000	USD	3,105,000	42,565

10/09/2024	Merrill Lynch International	USD	5,547,600	MXN	97,526,808	3,828

06/20/2024	Morgan Stanley and Co. International PLC	COP	72,279,500,000	USD	18,500,000	210,168

06/20/2024	Morgan Stanley and Co. International PLC	USD	2,013,062	MXN	34,840,000	5,224

06/20/2024	Royal Bank of Canada	EUR	20,270,000	USD	21,719,548	44,327

05/13/2024	Standard Chartered Bank PLC	IDR	215,855,046,000	USD	13,761,000	487,904

06/20/2024	Standard Chartered Bank PLC	ZAR	751,334,946	USD	40,068,632	303,516

06/20/2024	UBS AG	CAD	13,745,000	USD	10,198,835	206,438

06/20/2024	UBS AG	JPY	787,017,999	USD	5,313,966	286,696

06/20/2024	UBS AG	THB	142,656,758	USD	3,900,000	36,121

Subtotal–Appreciation						23,277,840

Currency Risk

06/20/2024	Barclays Bank PLC	USD	2,852,222	EUR	2,620,000	(50,590)

06/20/2024	Barclays Bank PLC	USD	16,000,000	ZAR	301,936,080	(19,746)

06/20/2024	BNP Paribas S.A.	USD	2,134,112	NZD	3,470,000	(89,421)

06/20/2024	Citibank, N.A.	COP	17,634,643,086	USD	4,445,167	(17,159)

06/20/2024	Citibank, N.A.	GBP	20,088,900	USD	25,011,868	(96,618)

06/20/2024	Citibank, N.A.	USD	11,115,717	GBP	8,890,000	(4,385)

06/20/2024	Deutsche Bank AG	COP	196,602,666,914	USD	49,465,888	(283,070)

06/20/2024	Deutsche Bank AG	USD	47,490,089	IDR	741,249,054,100	(1,967,489)

06/20/2024	Deutsche Bank AG	USD	1,840	KRW	2,409,298	(98)

06/20/2024	Deutsche Bank AG	USD	11,617,076	MXN	198,096,245	(141,334)

06/20/2024	Deutsche Bank AG	USD	21,158,415	THB	750,156,789	(840,307)

05/03/2024	Goldman Sachs International	USD	101,284,994	BRL	522,453,350	(670,012)

05/06/2024	Goldman Sachs International	MXN	190,927,043	USD	9,917,000	(1,222,987)

05/16/2024	Goldman Sachs International	ZAR	124,715,938	USD	6,212,500	(406,869)

05/17/2024	Goldman Sachs International	MXN	42,358,400	USD	2,240,000	(227,157)

06/04/2024	Goldman Sachs International	USD	6,084,742	BRL	31,539,350	(27,458)

06/20/2024	Goldman Sachs International	EUR	29,509,036	USD	31,470,000	(84,754)

06/20/2024	Goldman Sachs International	USD	1,606,311	INR	133,470,000	(10,331)

07/12/2024	Goldman Sachs International	ZAR	407,049,785	EUR	19,905,000	(199,437)

11/08/2024	Goldman Sachs International	USD	7,245,000	JPY	1,047,627,000	(411,164)

02/21/2025	Goldman Sachs International	CNY	282,547,148	USD	39,815,000	(125,940)

03/19/2027	Goldman Sachs International	USD	173,750,000	INR	15,445,512,500	(488,753)

06/20/2024	HSBC Bank USA	USD	8,073,835	NOK	84,742,000	(435,936)

06/20/2024	HSBC Bank USA	USD	33,608,739	PLN	131,674,000	(1,164,958)

06/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	52,980,000	USD	7,411,447	(35,131)

06/20/2024	J.P. Morgan Chase Bank, N.A.	EUR	14,762,539	USD	15,735,000	(50,954)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	28,351,158	AUD	42,843,903	(556,484)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	90,118,864	EUR	82,185,000	(2,236,376)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	23,833,556	GBP	18,626,000	$(553,502)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	88,017,975	JPY	12,806,259,759	(6,214,868)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	8,682,596	KRW	11,365,605,715	(462,982)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	2,637,858	MXN	44,670,755	(50,075)

06/20/2024	Merrill Lynch International	USD	7,657,660	AUD	11,800,000	(2,494)

06/21/2024	Merrill Lynch International	USD	14,043,753	CLP	13,320,640,618	(175,338)

07/05/2024	Merrill Lynch International	CLP	47,548,314,000	EUR	45,540,000	(385,375)

06/20/2024	Morgan Stanley and Co. International PLC	EUR	1,294,000	USD	1,379,916	(3,790)

06/20/2024	Morgan Stanley and Co. International PLC	USD	141,135	CZK	3,260,000	(2,789)

06/20/2024	Morgan Stanley and Co. International PLC	USD	9,818,377	KRW	12,860,708,623	(517,503)

06/20/2024	Morgan Stanley and Co. International PLC	USD	23,700,000	MXN	398,914,317	(590,838)

06/20/2024	Morgan Stanley and Co. International PLC	USD	3,819,526	THB	135,766,211	(142,278)

06/20/2024	Royal Bank of Canada	GBP	1,380,000	USD	1,710,313	(14,506)

06/20/2024	Standard Chartered Bank PLC	USD	12,124,216	HUF	4,422,550,117	(95,408)

06/20/2024	Standard Chartered Bank PLC	USD	8,625,848	ZAR	161,745,000	(65,340)

06/20/2024	UBS AG	CAD	6,053,595	USD	4,400,000	(867)

06/20/2024	UBS AG	USD	5,936,026	CAD	8,000,000	(120,153)

06/20/2024	UBS AG	USD	8,303,263	EUR	7,600,000	(176,391)

06/20/2024	UBS AG	USD	7,630,410	GBP	5,975,000	(162,445)

Subtotal-Depreciation						(21,601,860)

Total Forward Foreign Currency Contracts						$1,675,980

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Markit iTraxx Europe Crossover Index, Series 41, Version 1	Buy	(5.00)%	Quarterly	06/20/2029	3.182%	EUR	85,080,000	$(8,181,169)	$(6,988,133)	$1,193,036

UBS AG	Sell	1.00	Quarterly	12/20/2028	0.566	EUR	5,170,000	74,393	103,034	28,641

Subtotal - Appreciation								(8,106,776)	(6,885,099)	1,221,677

Credit Risk

Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.058	USD	3,500,000	141,384	6,773	(134,611)

Markit CDX North America High Yield Index, Series 41, Version 2	Buy	(5.00)	Quarterly	12/20/2028	3.373	USD	109,271,250	9,799	(6,609,927)	(6,619,726)

Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.573	EUR	5,170,000	(52,280)	(102,757)	(50,477)

Subtotal - Depreciation								98,903	(6,705,911)	(6,804,814)

Total Centrally Cleared Credit Default Swap Agreements								$(8,007,873)	$(13,591,010)	$(5,583,137)

(a)	Centrally cleared swap agreements collateralized by $16,422,885 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of April 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26	Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Receive	3 Month JIBAR	Quarterly	(9.87)%	Quarterly	06/15/2033	ZAR	98,700,000	$–	$18,075	$18,075

Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	815,500,000	–	37,788	37,788

Receive	6 Month MIBOR	Semi-Annually	(6.52)	Semi-Annually	03/19/2027	INR	6,557,200,000	–	38,282	38,282

Receive	TONAR	Annually	(0.53)	Annually	03/12/2029	JPY	4,139,995,537	–	76,089	76,089

Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	1,165,500,000	–	104,991	104,991

Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	35,000,000,000	–	148,452	148,452

Receive	BZDIOVRA	At Maturity	(11.23)	At Maturity	01/02/2029	BRL	162,287,206	–	176,925	176,925

Receive	6 Month MIBOR	Semi-Annually	(6.37)	Semi-Annually	03/19/2027	INR	6,650,000,000	–	252,135	252,135

Receive	CORRA	Semi-Annually	(3.51)	Semi-Annually	03/26/2034	CAD	83,135,000	–	1,556,816	1,556,816

Receive	SOFR	Annually	(3.61)	Annually	04/13/2056	USD	46,060,000	(38,594)	1,927,856	1,966,450

Receive	SOFR	Annually	(3.87)	Annually	04/08/2036	USD	157,889,250	54,842	3,063,715	3,008,873

Subtotal – Appreciation								16,248	7,401,124	7,384,876

Interest Rate Risk

Pay	EFFR	Annually	3.67	Annually	08/09/2039	USD	210,000,000	(154,340)	(12,464,426)	(12,310,086)

Pay	SOFR	Annually	3.85	Annually	04/08/2028	USD	538,200,000	(67,019)	(3,107,104)	(3,040,085)

Pay	SOFR	Annually	3.30	Annually	05/11/2028	USD	61,130,000	–	(2,858,041)	(2,858,041)

Pay	CORRA	Semi-Annually	3.69	Semi-Annually	03/26/2026	CAD	748,205,000	–	(2,255,018)	(2,255,018)

Pay	SOFR	Annually	4.00	Annually	12/13/2028	USD	65,121,500	–	(1,426,138)	(1,426,138)

Pay	28 Day MXN TIIE	28 days	8.86	28 days	03/14/2029	MXN	714,755,000	–	(1,417,469)	(1,417,469)

Pay	BZDIOVRA	At Maturity	9.93	At Maturity	01/04/2027	BRL	278,524,077	–	(1,358,478)	(1,358,478)

Pay	SOFR	Annually	4.04	Annually	04/13/2028	USD	423,763,500	(102,236)	(1,012,604)	(910,368)

Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/06/2027	MXN	1,040,000,000	–	(725,530)	(725,530)

Pay	SOFR	Annually	4.05	Annually	03/19/2027	USD	80,500,000	–	(659,115)	(659,115)

Pay	SOFR	Annually	3.99	Annually	04/10/2028	USD	189,750,000	22,518	(629,232)	(651,750)

Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	33,396,000	(7)	(571,811)	(571,804)

Pay	28 Day MXN TIIE	28 days	8.87	28 days	03/14/2029	MXN	290,500,000	–	(571,147)	(571,147)

Pay	SONIA	Annually	4.31	Annually	04/17/2026	GBP	48,321,120	–	(511,444)	(511,444)

Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	42,590,000,000	–	(502,395)	(502,395)

Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	65,047,685	–	(387,982)	(387,982)

Pay	28 Day MXN TIIE	28 days	9.13	28 days	02/11/2028	MXN	163,100,000	–	(233,611)	(233,611)

Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	25,900,000,000	–	(214,392)	(214,392)

Receive	6 Month EURIBOR	Semi-Annually	(2.59)	Annually	06/15/2054	EUR	16,539,692	–	(202,398)	(202,398)

Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	25,400,000,000	–	(198,944)	(198,944)

Pay	SOFR	Annually	3.60	Annually	10/01/2030	USD	8,340,000	–	(195,827)	(195,827)

Pay	SOFR	Annually	4.38	Annually	03/19/2027	USD	74,200,000	–	(167,265)	(167,265)

Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	27,000,000,000	–	(149,264)	(149,264)

Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/12/2029	MXN	572,700,000	–	(102,435)	(102,435)

Pay	6 Month EURIBOR	Semi-Annually	3.74	Annually	03/14/2025	EUR	113,162,000	–	(19,312)	(19,312)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27	Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a) –(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Pay	28 Day MXN TIIE	28 days	9.71%	28 days	04/23/2029	MXN	605,000,000	$–	$(13,087)	$(13,087)

Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	203,000,000	–	(8,810)	(8,810)

Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	9,450,000,000	–	(8,669)	(8,669)

Receive	28 Day MXN TIIE	28 Days	(9.55)	28 Days	04/17/2034	MXN	363,000,000	–	(3,915)	(3,915)

Subtotal – Depreciation								(301,084)	(31,975,863)	(31,674,779)

Total Centrally Cleared Interest Rate Swap Agreements								$(284,836)	$(24,574,739)	$(24,289,903)

(a)	Centrally cleared swap agreements collateralized by $16,422,885 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.313%	EUR	3,750,000	$ 9,434	$19,918	$ 10,484

Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	0.210	EUR	7,100,000	151,854	231,628	79,774

J.P. Morgan Chase Bank, N.A.	Markit CDX North America Investment Grade Index, Series 33, Version 1	Sell	1.00	Quarterly	12/20/2024	2.472	USD	7,000,000	(327,113)	(64,779)	262,334

Subtotal–Appreciation									(165,825)	186,767	352,592

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	12/20/2024	0.220	EUR	3,750,000	6,128	(17,552)	(23,680)

Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 4	Buy	(5.00)	Quarterly	12/20/2026	0.130	USD	14,829,808	(1,606,765)	(1,773,558)	(166,793)

J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.302	USD	20,994,346	(2,811,699)	(3,214,836)	(403,137)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 40, Version 1	Sell	5.00	Quarterly	12/20/2028	6.635	EUR	17,250,000	(752,219)	(1,193,634)	(441,415)

Subtotal–Depreciation									(5,164,555)	(6,199,580)	(1,035,025)

Total Open Over-The-Counter Credit Default Swap Agreements									$(5,330,380)	$(6,012,813)	$ (682,433)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $39,335,888.
(b)

Implied credit spreads represent the current level, as of April 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Interest Rate Risk

Morgan Stanley and Co. International PLC	Receive	EFFR	Annually	(3.67)%	Annually	08/09/2039	USD $210,000,000	$–	$12,464,426	$12,464,426

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $39,335,888.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28	Invesco Global Strategic Income Fund

Abbreviations:
AUD	–Australian Dollar
BRL	–Brazilian Real
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CORRA	–Canadian Overnight Repo Rate Average
CZK	–Czech Koruna
EFFR	–Effective Federal Funds Rate
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
GBP	–British Pound Sterling
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KRW	–South Korean Won
KWCDC	–South Korean Won Certificate of Deposit
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PEN	–Peruvian Sol
PLN	–Polish Zloty
PRIBOR	–Prague Interbank Offerred Rate
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
TONAR	–Tokyo Overnight Average Rate
TRY	–Turkish Lira
USD	–U.S. Dollar
ZAR	–South African Rand

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2024

U.S. Dollar Denominated Bonds & Notes	37.87%

Non-U.S. Dollar Denominated Bonds & Notes	33.19

Asset-Backed Securities	7.14

U.S. Government Sponsored Agency Mortgage-Backed Securities	6.30

Agency Credit Risk Transfer Notes	4.16

U.S. Treasury Securities	2.26

Common Stocks & Other Equity Interests	1.53

Open Over-The-Counter Interest Rate Swaptions Purchased	1.40

Security Types Each Less Than 1% of Portfolio	1.28

Money Market Funds Plus Other Assets Less Liabilities	4.87

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

29	Invesco Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,540,394,315)*	$1,469,010,615

Investments in affiliated money market funds, at value (Cost $99,415,744)	99,407,886

Other investments:
Swaps receivable – OTC	165,758

Unrealized appreciation on swap agreements – OTC	12,817,018

Unrealized appreciation on forward foreign currency contracts outstanding	23,277,840

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	16,422,885

Cash collateral – OTC Derivatives	39,335,888

Cash collateral – TBA commitments	669,000

Cash	39,188,178

Foreign currencies, at value (Cost $23,473,019)	23,372,504

Receivable for:
Investments sold	11,790,602

Fund shares sold	285,995

Dividends	62,951

Interest	21,941,295

Principal paydowns	60,431

Investment for trustee deferred compensation and retirement plans	396,063

Other assets	87,507

Total assets	1,758,292,416

Liabilities:
Other investments:
Options written, at value (premiums received $42,385,498)	48,235,192

Variation margin payable – futures contracts	714,683

Variation margin payable – centrally cleared swap agreements	932,689

Premiums received on swap agreements – OTC	5,330,380

Unrealized depreciation on forward foreign currency contracts outstanding	21,601,860

Swaps payable – OTC	213,645

Unrealized depreciation on swap agreements – OTC	1,035,025

Payable for:
Investments purchased	51,706,136

Dividends	1,253,396

Fund shares reacquired	758,634

Collateral upon return of securities loaned	68,561,183

Accrued fees to affiliates	734,548

Accrued other operating expenses	207,482

Trustee deferred compensation and retirement plans	396,063

Collateral due to broker – OTC Derivatives	12,481,141

Total liabilities	214,162,057

Net assets applicable to shares outstanding	$1,544,130,359

Net assets consist of:
Shares of beneficial interest	$2,636,615,561

Distributable earnings (loss)	(1,092,485,202)

$1,544,130,359

Net Assets:
Class A	$1,333,459,333

Class C	$38,156,260

Class R	$50,653,235

Class Y	$111,085,426

Class R5	$8,180

Class R6	$10,767,925

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	442,325,319

Class C	12,691,286

Class R	16,789,883

Class Y	36,900,044

Class R5	2,710

Class R6	3,586,970

Class A:
Net asset value per share	$3.01

Maximum offering price per share (Net asset value of $3.01 ÷ 95.75%)	$3.14

Class C:
Net asset value and offering price per share	$3.01

Class R:
Net asset value and offering price per share	$3.02

Class Y:
Net asset value and offering price per share	$3.01

Class R5:
Net asset value and offering price per share	$3.02

Class R6:
Net asset value and offering price per share	$3.00

*	At April 30, 2024, securities with an aggregate value of $66,420,088 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

30	Invesco Global Strategic Income Fund

Consolidated Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $248,288)	$48,252,949

Dividends	23,668

Dividends from affiliates (includes net securities lending income of $70,048)	1,085,674

Total investment income	49,362,291

Expenses:
Advisory fees	4,796,936

Administrative services fees	115,856

Custodian fees	181,727

Distribution fees:
Class A	1,641,627

Class C	205,745

Class R	130,557

Transfer agent fees – A, C, R and Y	1,216,391

Transfer agent fees – R5	2

Transfer agent fees – R6	1,613

Trustees’ and officers’ fees and benefits	14,246

Registration and filing fees	53,077

Reports to shareholders	160,871

Professional services fees	61,839

Other	13,880

Total expenses	8,594,367

Less: Fees waived and/or expense offset arrangement(s)	(91,547)

Net expenses	8,502,820

Net investment income	40,859,471

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $196)	(16,295,033)

Affiliated investment securities	14,137

Foreign currencies	(1,277,898)

Forward foreign currency contracts	(7,539,525)

Futures contracts	316,891

Option contracts written	28,453,467

Swap agreements	(8,815,555)

(5,143,516)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	75,849,626

Affiliated investment securities	(9,354)

Foreign currencies	232,945

Forward foreign currency contracts	(10,340,710)

Futures contracts	1,029,481

Option contracts written	(11,463,077)

Swap agreements	(9,627,395)

45,671,516

Net realized and unrealized gain	40,528,000

Net increase in net assets resulting from operations	$81,387,471

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income	$40,859,471	$81,706,028
Net realized gain (loss)	(5,143,516)	(101,912,309)
Change in net unrealized appreciation	45,671,516	139,697,511

Net increase in net assets resulting from operations	81,387,471	119,491,230

Distributions to shareholders from distributable earnings:
Class A	(38,256,324)	(55,950,291)
Class C	(980,337)	(1,513,240)
Class R	(1,374,051)	(1,998,328)
Class Y	(3,234,052)	(4,395,833)
Class R5	(245)	(344)
Class R6	(320,917)	(444,870)

Total distributions from distributable earnings	(44,165,926)	(64,302,906)

Return of capital:
Class A	–	(14,433,288)
Class C	–	(390,365)
Class R	–	(515,501)
Class Y	–	(1,133,977)
Class R5	–	(89)
Class R6	–	(114,762)

Total return of capital	–	(16,587,982)

Total distributions	(44,165,926)	(80,890,888)

Share transactions–net:
Class A	(52,108,301)	(114,721,926)
Class C	(3,963,702)	(8,498,785)
Class R	(2,831,996)	(720,903)
Class Y	1,439,861	1,618,883
Class R6	(214,322)	76,553

Net increase (decrease) in net assets resulting from share transactions	(57,678,460)	(122,246,178)

Net increase (decrease) in net assets	(20,456,915)	(83,645,836)

Net assets:
Beginning of period	1,564,587,274	1,648,233,110

End of period	$1,544,130,359	$1,564,587,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Global Strategic Income Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (d)(e)
Class A
Six months ended 04/30/24	$2.95	$0.08	$0.07	$0.15	$(0.09)	$–	$(0.09)	$3.01	4.87	%(f)	$1,333,459	1.06	%(f)(g)	1.07	%(f)(g)	5.11	%(f)(g)	60%
Year ended 10/31/23	2.89	0.15	0.06	0.21	(0.12)	(0.03)	(0.15)	2.95	7.14	(f)	1,353,279	1.04	(f)	1.05	(f)	4.89	(f)	75
Year ended 10/31/22	3.56	0.09	(0.66)	(0.57)	–	(0.10)	(0.10)	2.89	(16.12	)(f)	1,433,892	1.08	(f)(h)	1.10	(f)(h)	2.89	(f)(h)	88
Year ended 10/31/21	3.58	0.10	(0.03)	0.07	(0.04)	(0.05)	(0.09)	3.56	2.04	(f)	2,004,153	0.99	(f)	1.01	(f)	2.79	(f)	241
Year ended 10/31/20	3.75	0.10	(0.16)	(0.06)	(0.05)	(0.06)	(0.11)	3.58	(1.47	)(f)	2,236,548	0.98	(f)	0.99	(f)	2.70	(f)	273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	(1.11)		2,669,175	0.96	(g)	1.00	(g)	3.80	(g)	25
Year ended 09/30/19	3.73	0.19	(0.01)	0.18	(0.13)	(0.06)	(0.19)	3.72	5.08		2,671,046	0.95		1.00		5.25		114
Class C
Six months ended 04/30/24	2.94	0.07	0.07	0.14	(0.07)	–	(0.07)	3.01	4.83		38,156	1.82	(g)	1.83	(g)	4.35	(g)	60
Year ended 10/31/23	2.88	0.13	0.05	0.18	(0.10)	(0.02)	(0.12)	2.94	6.34		41,073	1.80		1.81		4.13		75
Year ended 10/31/22	3.55	0.07	(0.66)	(0.59)	–	(0.08)	(0.08)	2.88	(16.83)		48,257	1.84	(h)	1.86	(h)	2.13	(h)	88
Year ended 10/31/21	3.57	0.07	(0.02)	0.05	(0.05)	(0.02)	(0.07)	3.55	1.27		78,455	1.75		1.77		2.03		241
Year ended 10/31/20	3.74	0.07	(0.16)	(0.09)	(0.03)	(0.05)	(0.08)	3.57	(2.23)		154,642	1.74		1.75		1.94		273
One month ended 10/31/19	3.71	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.74	1.04		220,077	1.72	(g)	1.76	(g)	3.03	(g)	25
Year ended 09/30/19	3.72	0.17	(0.02)	0.15	(0.11)	(0.05)	(0.16)	3.71	4.28		224,035	1.71		1.76		4.49		114
Class R
Six months ended 04/30/24	2.95	0.07	0.08	0.15	(0.08)	–	(0.08)	3.02	5.07		50,653	1.32	(g)	1.33	(g)	4.85	(g)	60
Year ended 10/31/23	2.89	0.14	0.06	0.20	(0.11)	(0.03)	(0.14)	2.95	6.86		52,259	1.30		1.31		4.63		75
Year ended 10/31/22	3.56	0.09	(0.66)	(0.57)	–	(0.10)	(0.10)	2.89	(16.34)		51,836	1.34	(h)	1.36	(h)	2.63	(h)	88
Year ended 10/31/21	3.59	0.09	(0.03)	0.06	(0.05)	(0.04)	(0.09)	3.56	1.49		70,527	1.25		1.27		2.53		241
Year ended 10/31/20	3.75	0.09	(0.15)	(0.06)	(0.04)	(0.06)	(0.10)	3.59	(1.45)		79,116	1.24		1.25		2.44		273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	1.09		99,920	1.22	(g)	1.26	(g)	3.53	(g)	25
Year ended 09/30/19	3.73	0.18	(0.01)	0.17	(0.12)	(0.06)	(0.18)	3.72	4.81		100,112	1.21		1.26		4.99		114
Class Y
Six months ended 04/30/24	2.94	0.08	0.08	0.16	(0.09)	–	(0.09)	3.01	5.34		111,085	0.82	(g)	0.83	(g)	5.35	(g)	60
Year ended 10/31/23	2.88	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.94	7.40		107,237	0.80		0.81		5.13		75
Year ended 10/31/22	3.55	0.10	(0.66)	(0.56)	–	(0.11)	(0.11)	2.88	(15.97)		103,794	0.84	(h)	0.86	(h)	3.13	(h)	88
Year ended 10/31/21	3.58	0.11	(0.04)	0.07	(0.04)	(0.06)	(0.10)	3.55	2.00		157,186	0.75		0.77		3.03		241
Year ended 10/31/20	3.75	0.11	(0.16)	(0.05)	(0.05)	(0.07)	(0.12)	3.58	(1.24)		201,675	0.74		0.75		2.94		273
One month ended 10/31/19	3.71	0.01	0.04	0.05	(0.00)	(0.01)	(0.01)	3.75	1.40		335,775	0.72	(g)	0.77	(g)	4.03	(g)	25
Year ended 09/30/19	3.73	0.20	(0.02)	0.18	(0.13)	(0.07)	(0.20)	3.71	5.05		329,963	0.72		0.77		5.49		114
Class R5
Six months ended 04/30/24	2.95	0.08	0.08	0.16	(0.09)	–	(0.09)	3.02	5.39		8	0.71	(g)	0.71	(g)	5.46	(g)	60
Year ended 10/31/23	2.89	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.95	7.51		8	0.69		0.69		5.24		75
Year ended 10/31/22	3.56	0.11	(0.66)	(0.55)	–	(0.12)	(0.12)	2.89	(15.81)		8	0.73	(h)	0.75	(h)	3.24	(h)	88
Year ended 10/31/21	3.59	0.12	(0.04)	0.08	(0.04)	(0.07)	(0.11)	3.56	2.14		10	0.61		0.62		3.17		241
Year ended 10/31/20	3.75	0.11	(0.14)	(0.03)	(0.06)	(0.07)	(0.13)	3.59	(0.81)		10	0.64		0.64		3.04		273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	1.14		10	0.70	(g)	0.72	(g)	4.05	(g)	25
Period ended 09/30/19(i)	3.69	0.07	0.02	0.09	(0.04)	(0.02)	(0.06)	3.72	2.40		10	0.63	(g)	0.68	(g)	5.58	(g)	114
Class R6
Six months ended 04/30/24	2.93	0.08	0.08	0.16	(0.09)	–	(0.09)	3.00	5.41		10,768	0.71	(g)	0.71	(g)	5.46	(g)	60
Year ended 10/31/23	2.87	0.16	0.06	0.22	(0.13)	(0.03)	(0.16)	2.93	7.53		10,731	0.69		0.69		5.24		75
Year ended 10/31/22	3.54	0.11	(0.66)	(0.55)	–	(0.12)	(0.12)	2.87	(15.93)		10,447	0.73	(h)	0.75	(h)	3.24	(h)	88
Year ended 10/31/21	3.57	0.12	(0.04)	0.08	(0.05)	(0.06)	(0.11)	3.54	2.13		18,954	0.61		0.63		3.17		241
Year ended 10/31/20	3.73	0.11	(0.15)	(0.04)	(0.05)	(0.07)	(0.12)	3.57	(0.86)		20,939	0.63		0.63		3.05		273
One month ended 10/31/19	3.70	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.73	1.14		36,634	0.57	(g)	0.62	(g)	4.18	(g)	25
Year ended 09/30/19	3.71	0.21	(0.01)	0.20	(0.14)	(0.07)	(0.21)	3.70	5.49		36,479	0.57		0.62		5.63		114

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.04% and 0.04% for the one month ended October 31, 2019 and the year ended September 30, 2019, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $364,949,527 and $405,130,315, $5,760,311,794 and $5,754,174,138 for the one month ended October 31, 2019 and the year ended September 30, 2019, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2024 and the years ended ended October 31, 2023, 2022, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Includes Interest, facilities and maintenance fees of 0.08% for the year ended October 31, 2022.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Global Strategic Income Fund

Notes to Consolidated Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.

 The Fund’s investment objective is to seek total return.

 The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

34	Invesco Global Strategic Income Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income

35	Invesco Global Strategic Income Fund

accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade datepurchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

K.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

L.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.

M.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

N.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date

36	Invesco Global Strategic Income Fund

and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

O.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

P.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Q.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by

37	Invesco Global Strategic Income Fund

the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

S.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

T.

LIBOR Transition Risk -The Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.

The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism

38	Invesco Global Strategic Income Fund

to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.

While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Fund’s performance or NAV.

U.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

V.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

W.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.500%

Next $5 billion	0.480%

Over $10 billion	0.460%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.60%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $20,718.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and

39	Invesco Global Strategic Income Fund

Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $27,106 in front-end sales commissions from the sale of Class A shares and $12 and $1,129 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$584,758,012	$–	$584,758,012

Non-U.S. Dollar Denominated Bonds & Notes	–	512,417,393	–	512,417,393

Asset-Backed Securities	–	100,953,707	9,337,283	110,290,990

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	97,285,912	–	97,285,912

Agency Credit Risk Transfer Notes	–	64,203,490	–	64,203,490

U.S. Treasury Securities	–	34,923,846	–	34,923,846

Common Stocks & Other Equity Interests	23,045,205	592,030	17,515	23,654,750

Variable Rate Senior Loan Interests	–	10,283,583	1,004,152	11,287,735

Preferred Stocks	–	657,406	–	657,406

Money Market Funds	30,854,344	68,553,542	–	99,407,886

Options Purchased	–	29,531,081	–	29,531,081

Total Investments in Securities	53,899,549	1,504,160,002	10,358,950	1,568,418,501

Other Investments – Assets*

Futures Contracts	764,679	–	–	764,679

Forward Foreign Currency Contracts	–	23,277,840	–	23,277,840

Swap Agreements	–	21,423,571	–	21,423,571

	764,679	44,701,411	–	45,466,090

40	Invesco Global Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*

Futures Contracts	$(4,606,339)	$–	$–	$(4,606,339)

Forward Foreign Currency Contracts	–	(21,601,860)	–	(21,601,860)

Options Written	–	(48,235,192)	–	(48,235,192)

Swap Agreements	–	(39,514,618)	–	(39,514,618)

	(4,606,339)	(109,351,670)	–	(113,958,009)

Total Other Investments	(3,841,660)	(64,650,259)	–	(68,491,919)

Total Investments	$50,057,889	$1,439,509,743	$10,358,950	$1,499,926,582

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

	Value

Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$–	$764,679	$764,679

Unrealized appreciation on swap agreements – Centrally Cleared(a)	1,221,677	–	7,384,876	8,606,553

Unrealized appreciation on forward foreign currency contracts outstanding	–	23,277,840	–	23,277,840

Unrealized appreciation on swap agreements – OTC	352,592	–	12,464,426	12,817,018

Options purchased, at value – OTC(b)	–	7,940,039	21,591,042	29,531,081

Total Derivative Assets	1,574,269	31,217,879	42,205,023	74,997,171

Derivatives not subject to master netting agreements	(1,221,677)	–	(8,149,555)	(9,371,232)

Total Derivative Assets subject to master netting agreements	$352,592	$31,217,879	$34,055,468	$65,625,939

	Value

Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$–	$(4,606,339)	$(4,606,339)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	(6,804,814)	–	(31,674,779)	(38,479,593)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(21,601,860)	–	(21,601,860)

Unrealized depreciation on swap agreements – OTC	(1,035,025)	–	–	(1,035,025)

Options written, at value – OTC	(2,254,030)	(16,348,392)	(29,632,770)	(48,235,192)

Total Derivative Liabilities	(10,093,869)	(37,950,252)	(65,913,888)	(113,958,009)

Derivatives not subject to master netting agreements	6,804,814	–	36,281,118	43,085,932

Total Derivative Liabilities subject to master netting agreements	$(3,289,055)	$(37,950,252)	$(29,632,770)	$(70,872,077)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

41	Invesco Global Strategic Income Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$-	$-	$-	$-	$(70,336)	$-	$-	$(70,336)	$(70,336)	$-	$-	$(70,336)

BNP Paribas S.A.	1,099,624	3,839,906	-	4,939,530	(89,421)	(6,114,308)	-	(6,203,729)	(1,264,199)	-	1,060,000	(204,199)

Citibank, N.A.	147,709	-	15,191	162,900	(118,162)	-	(28,389)	(146,551)	16,349	-	(16,349)	-

Deutsche Bank AG	3,060,532	2,609,944	-	5,670,476	(3,232,298)	(4,438,127)	-	(7,670,425)	(1,999,949)	-	1,999,949	-

Goldman Sachs International	9,352,205	3,705,901	124,353	13,182,459	(3,874,862)	(12,352,913)	(253,300)	(16,481,075)	(3,298,616)	-	3,298,616	-

HSBC Bank USA	-	-	-	-	(1,600,894)	-	-	(1,600,894)	(1,600,894)	-	1,230,000	(370,894)

J.P. Morgan Chase Bank, N.A.	7,931,413	17,579,079	378,806	25,889,298	(10,160,372)	(12,077,495)	(966,981)	(23,204,848)	2,684,450	-	-	2,684,450

Merrill Lynch International	105,963	1,093,357	-	1,199,320	(563,207)	(4,723,024)	-	(5,286,231)	(4,086,911)	-	2,780,000	(1,306,911)

Morgan Stanley and Co.

International PLC	215,392	651,525	12,464,426	13,331,343	(1,257,198)	(7,500,479)	-	(8,757,677)	4,573,666	-	-	4,573,666

Royal Bank of Canada	44,327	-	-	44,327	(14,506)	-	-	(14,506)	29,821	-	-	29,821

Standard Chartered Bank PLC	791,420	51,369	-	842,789	(160,748)	(486,821)	-	(647,569)	195,220	-	-	195,220

Toronto-Dominion Bank (The)	-	-	-	-	-	(542,025)	-	(542,025)	(542,025)	-	542,025	-

UBS AG	529,255	-	-	529,255	(459,856)	-	-	(459,856)	69,399	-	-	69,399

Total	$23,277,840	$29,531,081	$12,982,776	$65,791,697	$(21,601,860)	$(48,235,192)	$(1,248,670)	$(71,085,722)	$(5,294,025)	$-	$10,894,241	$5,600,216

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$(7,539,525)	$-	$(7,539,525)

Futures contracts	-	-	316,891	316,891

Options purchased(a)	-	(5,770,797)	(2,106,556)	(7,877,353)

Options written	-	20,182,670	8,270,797	28,453,467

Swap agreements	(7,102,889)	-	(1,712,666)	(8,815,555)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(10,340,710)	-	(10,340,710)

Futures contracts	-	-	1,029,481	1,029,481

Options purchased(a)	569,471	4,000,417	3,948,337	8,518,225

Options written	(1,398,231)	(1,333,179)	(8,731,667)	(11,463,077)

Swap agreements	(6,942,007)	-	(2,685,388)	(9,627,395)

Total	$(14,873,656)	$(801,124)	$(1,670,771)	$(17,345,551)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.

The table below summarizes the average notional value of derivatives held during the period.

				Foreign		Foreign
	Forward			Currency		Currency
	Foreign Currency	Futures	Swaptions	Options	Swaptions	Options	Swap
	Contracts	Contracts	Purchased	Purchased	Written	Written	Agreements

Average notional value	$2,133,625,004	$760,619,077	$399,854,120	$1,127,368,667	$2,978,497,333	$1,249,849,277	$2,265,459,879

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $70,829.

42	Invesco Global Strategic Income Fund

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$530,941,468	$422,664,954	$953,606,422

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $558,209,808 and $508,583,172, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$87,353,454

Aggregate unrealized (depreciation) of investments	(217,104,451)

Net unrealized appreciation (depreciation) of investments	$(129,750,997)

Cost of investments for tax purposes is $1,624,347,199.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	9,890,696	$30,627,693	13,925,917	$42,639,727

Class C	1,080,254	3,333,555	2,291,502	7,014,812

Class R	1,305,523	4,045,550	2,329,843	7,126,090

Class Y	5,516,207	17,063,697	16,517,530	50,711,935

Class R6	536,805	1,656,408	956,838	2,908,613

Issued as reinvestment of dividends:
Class A	10,215,126	31,663,974	18,982,473	58,175,403

Class C	299,677	926,595	581,152	1,775,763

Class R	433,365	1,344,722	805,926	2,470,293

Class Y	747,616	2,313,248	1,330,969	4,068,922

Class R6	85,475	263,753	147,936	450,844

Automatic conversion of Class C shares to Class A shares:
Class A	1,207,119	3,736,493	2,496,863	7,637,199

Class C	(1,211,032)	(3,736,493)	(2,504,256)	(7,637,199)

43	Invesco Global Strategic Income Fund

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(38,209,674)	$(118,136,461)	(72,984,662)	$(223,174,255)

Class C	(1,454,904)	(4,487,359)	(3,158,608)	(9,652,161)

Class R	(2,670,564)	(8,222,268)	(3,361,269)	(10,317,286)

Class Y	(5,807,170)	(17,937,084)	(17,432,059)	(53,161,974)

Class R6	(692,911)	(2,134,483)	(1,083,688)	(3,282,904)

Net increase (decrease) in share activity	(18,728,392)	$(57,678,460)	(40,157,593)	$(122,246,178)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44	Invesco Global Strategic Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,052.20	$5.41	$1,019.59	$5.32	1.06%
Class C	1,000.00	1,048.30	9.27	1,015.81	9.12	1.82
Class R	1,000.00	1,050.70	6.73	1,018.30	6.62	1.32
Class Y	1,000.00	1,056.90	4.19	1,020.79	4.12	0.82
Class R5	1,000.00	1,057.40	3.63	1,021.33	3.57	0.71
Class R6	1,000.00	1,057.60	3.63	1,021.33	3.57	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

45	Invesco Global Strategic Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)  Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld
(1)* Beth Ann Brown	2,249,378,619.33	41,629,442.71
Carol Deckbar	2,246,234,264.52	44,773,797.52
Cynthia Hostetler	2,239,884,066.77	51,123,995.27
Dr. Eli Jones	2,247,948,469.91	43,059,592.13
Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
James Liddy	2,247,297,130.55	43,710,931.50
Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
Joel W. Motley	2,243,008,410.57	47,999,651.47
Teresa M. Ressel	2,248,731,273.34	42,276,788.70
Douglas Sharp	2,248,447,243.22	42,560,818.83
Robert C. Troccoli	2,246,647,253.82	44,360,808.22
Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

46	Invesco Global Strategic Income Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders.For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-GLSI-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Greater China Fund

Nasdaq:

A: AACFX ∎ C: CACFX ∎ R: IGCRX ∎ Y: AMCYX ∎ R5: IACFX ∎ R6: CACSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses
19	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.89%
Class C Shares	4.47
Class R Shares	4.70
Class Y Shares	4.98
Class R5 Shares	5.16
Class R6 Shares	5.10
MSCI China Index▼ (Broad Market Index)	4.31
MSCI China All Shares Index∎ (Style-Specific Index)	3.64
Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

The MSCI China Index is an unmanaged index considered representative of Chinese stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The MSCI China All Shares Index is composed of large- and mid-cap stocks issued as China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Greater China Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.78%
10 Years	1.47
5 Years	-6.44
1 Year	-13.14

Class C Shares
Inception (3/31/06)	4.75%
10 Years	1.45
5 Years	-6.08
1 Year	-9.70

Class R Shares
10 Years	1.78%
5 Years	-5.63
1 Year	-8.35

Class Y Shares
Inception (10/3/08)	4.70%
10 Years	2.30
5 Years	-5.15
1 Year	-7.89

Class R5 Shares
Inception (3/31/06)	5.57%
10 Years	2.47
5 Years	-5.02
1 Year	-7.68

Class R6 Shares
10 Years	2.34%
5 Years	-5.00
1 Year	-7.73

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

 Class R shares incepted on April 23, 2021. Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Greater China Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Greater China Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.40%(b)
Aluminum–2.88%
Yunnan Aluminium Co. Ltd., A Shares	846,900	$1,671,103

Apparel, Accessories & Luxury Goods–1.74%
ANTA Sports Products Ltd.	52,600	595,484

Shenzhou International Group Holdings Ltd.	42,100	413,810

		1,009,294

Automotive Parts & Equipment–2.59%
Fuyao Glass Industry Group Co. Ltd., A Shares	182,100	1,252,012

Fuyao Glass Industry Group Co. Ltd., H Shares(c)	41,600	249,062

		1,501,074

Biotechnology–1.93%
Akeso, Inc.(c)(d)	29,000	177,454

Beijing Tiantan Biological Products Corp. Ltd., A Shares	71,000	281,152

Innovent Biologics, Inc.(c)(d)	136,000	658,371

		1,116,977

Broadline Retail–6.30%
Alibaba Group Holding Ltd.	297,400	2,784,574

MINISO Group Holding Ltd., A shares	83,800	472,720

PDD Holdings, Inc., ADR(d)	3,144	393,566

		3,650,860

Coal & Consumable Fuels–0.45%
China Shenhua Energy Co. Ltd., H Shares	63,000	261,480

Construction & Engineering–0.30%
China Railway Group Ltd., H Shares	353,000	174,191

Construction Machinery & Heavy Transportation Equipment–1.45%
Sany Heavy Industry Co. Ltd., A Shares	285,700	641,956

Weichai Power Co. Ltd., H Shares	97,000	198,206

		840,162

Copper–2.98%
Tongling Nonferrous Metals Group Co. Ltd., A Shares	3,118,500	1,729,081

Distillers & Vintners–10.81%
Kweichow Moutai Co. Ltd., A Shares	10,600	2,485,204

Luzhou Laojiao Co. Ltd., A Shares	88,300	2,260,090

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	11,541	415,648

Wuliangye Yibin Co. Ltd., A Shares	53,500	1,106,380

		6,267,322

Diversified Banks–6.99%
Bank of China Ltd., H Shares	3,847,000	1,725,341

China Construction Bank Corp., H Shares	2,415,000	1,562,483

	Shares	Value

Diversified Banks–(continued)
China Merchants Bank Co. Ltd., H Shares	176,500	$764,396

		4,052,220

Diversified Metals & Mining–4.69%
CMOC Group Ltd., A Shares	1,687,100	2,074,340

CMOC Group Ltd., H Shares	405,000	379,975

Western Mining Co. Ltd., A Shares	95,300	262,774

		2,717,089

Education Services–1.52%
New Oriental Education & Technology Group, Inc.(d)	110,900	881,207

Electrical Components & Equipment–2.59%
Contemporary Amperex Technology Co. Ltd., A Shares	24,465	684,252

Gongniu Group Co. Ltd., A Shares	47,792	787,096

Hongfa Technology Co. Ltd., A Shares	7,125	28,019

		1,499,367

Electronic Components–0.24%
Xiamen Faratronic Co. Ltd., A Shares	10,400	141,194

Footwear–0.52%
Stella International Holdings Ltd.	167,000	304,413

Gas Utilities–0.61%
China Resources Gas Group Ltd.	113,200	355,784

Gold–7.91%
Zijin Mining Group Co. Ltd., A Shares	1,198,500	2,885,346

Zijin Mining Group Co. Ltd., H Shares	778,000	1,697,185

		4,582,531

Health Care Equipment–1.04%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	14,400	604,620

Heavy Electrical Equipment–0.22%
NARI Technology Co. Ltd., A Shares	38,700	125,164

Household Appliances–4.70%
Haier Smart Home Co. Ltd., A Shares	655,146	2,725,465

Industrial Machinery & Supplies & Components–2.29%
Haitian International Holdings Ltd.	282,000	918,431

Jiangsu Hengli Hydraulic Co. Ltd., A Shares	40,300	283,694

Shenzhen Inovance Technology Co. Ltd., A Shares	15,500	127,108

		1,329,233

Integrated Oil & Gas–1.98%
PetroChina Co. Ltd., A Shares	375,100	529,179

PetroChina Co. Ltd., H Shares	662,000	616,813

		1,145,992

Interactive Home Entertainment–3.10%
NetEase, Inc.	95,800	1,795,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Greater China Fund

	Shares	Value

Interactive Media & Services–11.98%
Baidu, Inc., A Shares(d)	25,200	$326,481

Kuaishou Technology(c)(d)	39,100	274,118

Tencent Holdings Ltd.	144,500	6,341,120

		6,941,719

Investment Banking & Brokerage–0.32%
Futu Holdings Ltd., ADR (Hong Kong)(d)	2,869	184,505

Life & Health Insurance–0.46%
AIA Group Ltd. (Hong Kong)	36,400	266,606

Marine Transportation–1.25%
SITC International Holdings Co. Ltd.	334,000	724,310

Movies & Entertainment–2.62%
Tencent Music Entertainment Group, ADR(d)	120,990	1,518,425

Oil & Gas Drilling–0.36%
China Oilfield Services Ltd., H Shares	194,000	207,445

Packaged Foods & Meats–1.20%
Guangdong Haid Group Co. Ltd., A Shares	101,300	696,999

Paper Products–0.14%
Lee & Man Paper Manufacturing Ltd.	267,000	80,366

Pharmaceuticals–0.17%
China Animal Healthcare Ltd.(e)	349,000	0

Hansoh Pharmaceutical Group Co. Ltd.(c)	44,000	97,227

		97,227

Property & Casualty Insurance–0.93%
PICC Property & Casualty Co. Ltd., H Shares	432,000	536,709

Real Estate Development–0.35%
Longfor Group Holdings Ltd.(c)	137,500	203,657

Real Estate Services–0.43%
KE Holdings, Inc., A shares	48,300	247,019

	Shares	Value

Restaurants–1.61%
Meituan, B Shares(c)(d)	61,920	$845,488

Yum China Holdings, Inc.	2,300	86,102

		931,590

Specialty Chemicals–4.56%
Shenzhen Capchem Technology Co. Ltd., A Shares	4,960	22,987

Wanhua Chemical Group Co. Ltd., A Shares	214,100	2,622,863

		2,645,850

Steel–1.22%
CITIC Pacific Special Steel Group Co. Ltd., A Shares	190,200	408,544

Zhejiang JIULI Hi-tech Metals Co. Ltd., A Shares	86,500	297,792

		706,336

Technology Hardware, Storage & Peripherals–0.97%
Lenovo Group Ltd.	498,000	560,130

Total Common Stocks & Other Equity Interests (Cost $50,382,698)		57,030,451

Money Market Funds–0.83%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(f)(g)	167,527	167,527

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(f)(g)	119,616	119,651

Invesco Treasury Portfolio, Institutional Class, 5.22%(f)(g)	191,460	191,460

Total Money Market Funds (Cost $478,648)		478,638

TOTAL INVESTMENTS IN SECURITIES–99.23% (Cost $50,861,346)		57,509,089

OTHER ASSETS LESS LIABILITIES–0.77%		448,732

NET ASSETS–100.00%		$57,957,821

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $2,505,377, which represented 4.32% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	October 31, 2023	at Cost	from Sales	(Depreciation)	Gain	April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,289	$4,184,704	$(4,162,466)	$ -	$-	$167,527	$6,823
Invesco Liquid Assets Portfolio, Institutional Class	103,766	2,989,074	(2,973,205)	(19)	35	119,651	5,079
Invesco Treasury Portfolio, Institutional Class	166,045	4,782,519	(4,757,104)	-	-	191,460	7,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Greater China Fund

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	October 31, 2023	at Cost	from Sales	(Depreciation)	Gain	April 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$ 208,790	$4,297,465	$(4,506,255)	$ -	$ -	$ -	$ 9,787	*
Invesco Private Prime Fund	537,124	10,216,257	(10,754,033)	(6)	658	-	26,277	*
Total	$1,161,014	$26,470,019	$(27,153,063)	$(25)	$693	$478,638	$55,709

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2024

Materials	24.38%
Consumer Discretionary	18.99
Communication Services	17.69
Consumer Staples	12.02
Financials	8.70
Industrials	8.10
Health Care	3.14
Energy	2.79
Other Sectors, Each Less than 2% of Net Assets	2.59
Money Market Funds Plus Other Assets Less Liabilities	1.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Greater China Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $50,382,698)	$57,030,451

Investments in affiliated money market funds, at value (Cost $478,648)	478,638

Foreign currencies, at value (Cost $53,906)	53,939

Receivable for:
Investments sold	444,092

Fund shares sold	21,840

Dividends	1,011

Investment for trustee deferred compensation and retirement plans	50,081

Other assets	179,709

Total assets	58,259,761

Liabilities:
Payable for:
Investments purchased	93,532

Dividends	18

Fund shares reacquired	33,479

Accrued fees to affiliates	47,165

Accrued other operating expenses	35,990

Trustee deferred compensation and retirement plans	91,756

Total liabilities	301,940

Net assets applicable to shares outstanding	$57,957,821

Net assets consist of:
Shares of beneficial interest	$86,173,014

Distributable earnings (loss)	(28,215,193)

$57,957,821

Net Assets:
Class A	$51,647,425

Class C	$1,947,328

Class R	$496,403

Class Y	$3,552,997

Class R5	$6,900

Class R6	$306,768

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,944,921

Class C	116,153

Class R	28,340

Class Y	202,467

Class R5	393

Class R6	17,474

Class A:
Net asset value per share	$17.54

Maximum offering price per share (Net asset value of $17.54 ÷ 94.50%)	$18.56

Class C:
Net asset value and offering price per share	$16.77

Class R:
Net asset value and offering price per share	$17.52

Class Y:
Net asset value and offering price per share	$17.55

Class R5:
Net asset value and offering price per share	$17.56

Class R6:
Net asset value and offering price per share	$17.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Greater China Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $14,328)	$263,909

Dividends from affiliated money market funds (includes net securities lending income of $964)	20,609

Total investment income	284,518

Expenses:
Advisory fees	253,459

Administrative services fees	4,405

Custodian fees	2,129

Distribution fees:
Class A	64,157

Class C	9,662

Class R	1,157

Transfer agent fees – A, C, R and Y	68,053

Transfer agent fees – R6	40

Trustees’ and officers’ fees and benefits	9,890

Registration and filing fees	38,271

Reports to shareholders	28,158

Professional services fees	36,857

Other	6,048

Total expenses	522,286

Less: Fees waived and/or expense offset arrangement(s)	(3,641)

Net expenses	518,645

Net investment income (loss)	(234,127)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(5,075,937)

Affiliated investment securities	693

Foreign currencies	(23,308)

(5,098,552)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	7,774,389

Affiliated investment securities	(25)

Foreign currencies	170

7,774,534

Net realized and unrealized gain	2,675,982

Net increase in net assets resulting from operations	$2,441,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Greater China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income (loss)	$(234,127)	$759,718

Net realized gain (loss)	(5,098,552)	(18,420,097)

Change in net unrealized appreciation	7,774,534	29,196,995

Net increase in net assets resulting from operations	2,441,855	11,536,616

Distributions to shareholders from distributable earnings:
Class A	(1,022,887)	(1,147,256)

Class C	(23,143)	(22,293)

Class R	(7,477)	(6,683)

Class Y	(97,974)	(117,984)

Class R5	(162)	(151)

Class R6	(8,656)	(8,833)

Total distributions from distributable earnings	(1,160,299)	(1,303,200)

Share transactions–net:
Class A	(5,698,527)	(8,406,321)

Class C	(341,890)	(212,608)

Class R	(6,762)	85,057

Class Y	(1,305,385)	(491,134)

Class R6	(65,499)	(9,615)

Net increase (decrease) in net assets resulting from share transactions	(7,418,063)	(9,034,621)

Net increase (decrease) in net assets	(6,136,507)	1,198,795

Net assets:
Beginning of period	64,094,328	62,895,533

End of period	$57,957,821	$64,094,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Greater China Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$17.05	$(0.07)		$ 0.88	$ 0.81	$(0.32)	$ –	$(0.32)	$17.54	4.89%	$51,647	1.77	%(d)	1.78	%(d)	(0.79	)%(d)	41%
Year ended 10/31/23	14.70	0.19		2.47	2.66	(0.31)	–	(0.31)	17.05	17.90	56,178	1.63		1.63		0.99		94
Year ended 10/31/22	25.26	0.23	(e)	(10.77)	(10.54)	(0.02)	–	(0.02)	14.70	(41.77)	55,282	1.55		1.60		1.10	(e)	114
Year ended 10/31/21	29.41	0.07		(4.06)	(3.99)	–	(0.16)	(0.16)	25.26	(13.66)	110,423	1.52		1.52		0.23		101
Year ended 10/31/20	23.24	0.00	(e)	6.42	6.42	(0.25)	–	(0.25)	29.41	27.92	68,875	1.66		1.67		0.02	(e)	59
Year ended 10/31/19	25.52	0.20	(e)	1.77	1.97	(0.21)	(4.04)	(4.25)	23.24	9.33	62,869	1.76		1.76		0.86	(e)	59
Class C
Six months ended 04/30/24	16.23	(0.12)		0.84	0.72	(0.18)	–	(0.18)	16.77	4.53 (f)	1,947	2.51	(d)(f)	2.52	(d)(f)	(1.53	)(d)(f)	41
Year ended 10/31/23	13.97	0.06		2.35	2.41	(0.15)	–	(0.15)	16.23	17.14 (f)	2,244	2.29	(f)	2.29	(f)	0.33	(f)	94
Year ended 10/31/22	24.17	0.07	(e)	(10.27)	(10.20)	–	–	–	13.97	(42.20)	2,110	2.30		2.35		0.35	(e)	114
Year ended 10/31/21	28.37	(0.15)		(3.89)	(4.04)	–	(0.16)	(0.16)	24.17	(14.33)	4,296	2.27		2.27		(0.52)		101
Year ended 10/31/20	22.35	(0.18	)(e)	6.21	6.03	(0.01)	–	(0.01)	28.37	26.98	3,647	2.41		2.42		(0.73	)(e)	59
Year ended 10/31/19	24.65	0.02	(e)	1.72	1.74	–	(4.04)	(4.04)	22.35	8.51	5,198	2.51		2.51		0.11	(e)	59
Class R
Six months ended 04/30/24	17.00	(0.09)		0.88	0.79	(0.27)	–	(0.27)	17.52	4.76	496	2.02	(d)	2.03	(d)	(1.04	)(d)	41
Year ended 10/31/23	14.65	0.14	(e)	2.47	2.61	(0.26)	–	(0.26)	17.00	17.62	489	1.88		1.88		0.74		94
Year ended 10/31/22	25.21	0.18	(e)	(10.74)	(10.56)	–	–	–	14.65	(41.89)	366	1.80		1.85		0.85	(e)	114
Period ended 10/31/21(g)	32.59	0.01		(7.39)	(7.38)	–	–	–	25.21	(22.65)	701	1.71	(d)	1.71	(d)	0.04	(d)	101
Class Y
Six months ended 04/30/24	17.10	(0.04)		0.86	0.82	(0.37)	–	(0.37)	17.55	4.98	3,553	1.52	(d)	1.53	(d)	(0.54	)(d)	41
Year ended 10/31/23	14.74	0.24	(e)	2.49	2.73	(0.37)	–	(0.37)	17.10	18.27	4,809	1.38		1.38		1.24		94
Year ended 10/31/22	25.34	0.28	(e)	(10.80)	(10.52)	(0.08)	–	(0.08)	14.74	(41.64)	4,805	1.30		1.35		1.35	(e)	114
Year ended 10/31/21	29.44	0.14		(4.08)	(3.94)	–	(0.16)	(0.16)	25.34	(13.47)	10,703	1.27		1.27		0.48		101
Year ended 10/31/20	23.26	0.06	(e)	6.43	6.49	(0.31)	–	(0.31)	29.44	28.26	7,754	1.41		1.42		0.27	(e)	59
Year ended 10/31/19	25.57	0.26	(e)	1.76	2.02	(0.29)	(4.04)	(4.33)	23.26	9.56	9,339	1.51		1.51		1.11	(e)	59
Class R5
Six months ended 04/30/24	17.12	(0.03)		0.88	0.85	(0.41)	–	(0.41)	17.56	5.16	7	1.30	(d)	1.30	(d)	(0.32	)(d)	41
Year ended 10/31/23	14.75	0.27	(e)	2.49	2.76	(0.39)	–	(0.39)	17.12	18.41	7	1.20		1.20		1.42		94
Year ended 10/31/22	25.37	0.30	(e)	(10.82)	(10.52)	(0.10)	–	(0.10)	14.75	(41.61)	6	1.24		1.24		1.41	(e)	114
Year ended 10/31/21	29.45	0.18		(4.10)	(3.92)	–	(0.16)	(0.16)	25.37	(13.40)	17	1.17		1.17		0.58		101
Year ended 10/31/20	23.27	0.11	(e)	6.43	6.54	(0.36)	–	(0.36)	29.45	28.49	32	1.26		1.27		0.42	(e)	59
Year ended 10/31/19	25.58	0.30	(e)	1.77	2.07	(0.34)	(4.04)	(4.38)	23.27	9.79	23	1.33		1.33		1.29	(e)	59
Class R6
Six months ended 04/30/24	17.12	(0.03)		0.88	0.85	(0.41)	–	(0.41)	17.56	5.16	307	1.32	(d)	1.32	(d)	(0.34	)(d)	41
Year ended 10/31/23	14.76	0.27	(e)	2.49	2.76	(0.40)	–	(0.40)	17.12	18.42	368	1.20		1.20		1.42		94
Year ended 10/31/22	25.37	0.31	(e)	(10.81)	(10.50)	(0.11)	–	(0.11)	14.76	(41.55)	326	1.18		1.18		1.47	(e)	114
Year ended 10/31/21	29.43	0.18		(4.08)	(3.90)	–	(0.16)	(0.16)	25.37	(13.34)	981	1.13		1.13		0.62		101
Year ended 10/31/20	23.26	0.11	(e)	6.42	6.53	(0.36)	–	(0.36)	29.43	28.46	867	1.25		1.26		0.43	(e)	59
Year ended 10/31/19	25.57	0.30	(e)	1.77	2.07	(0.34)	(4.04)	(4.38)	23.26	9.79	642	1.33		1.33		1.29	(e)	59

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $64,937,627 in connection with the acquisition of Invesco Pacific Growth Fund into the Fund.

(d)	Annualized.
(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2022. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.23 and 1.09%, $0.06 and 0.34%, $0.17 and 0.84%, $0.28 and 1.34%, $0.30 and 1.40% and $0.31 and 1.46% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2020. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.05) and (0.17)%, $(0.23) and (0.92)%, $0.01 and 0.08%, $0.06 and 0.23% and $0.06 and 0.24% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.05 and 0.20%, $(0.13) and (0.55)%, $0.11 and 0.45%, $0.15 and 0.63% and $0.15 and 0.63% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99% and 0.91% for the six months ended April 30, 2024 and the year ended October 31, 2023, respectively.

(g)	Commencement date of April 23, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Greater China Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Greater China Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Greater China Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco Greater China Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries.

Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.

Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

14	Invesco Greater China Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.870%
Next $1 billion	0.820%
Next $49 billion	0.770%
Over $51 billion	0.760%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.87%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $459.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $2,042 in front-end sales commissions from the sale of Class A shares and $0 and $124 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15	Invesco Greater China Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,096,496	$54,933,955	$0	$57,030,451

Money Market Funds	478,638	–	–	478,638

Total Investments	$2,575,134	$54,933,955	$0	$57,509,089

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,182.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$14,547,589	$14,428,520	$28,976,109

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $24,011,023 and $33,371,535, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$8,148,921

Aggregate unrealized (depreciation) of investments	(1,944,454)

Net unrealized appreciation of investments	$6,204,467

Cost of investments for tax purposes is $51,304,622.

16	Invesco Greater China Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	114,733	$1,877,778	997,548	$18,622,567

Class C	4,141	65,420	16,309	306,867

Class R	2,337	38,414	9,267	182,948

Class Y	80,415	1,336,146	215,424	4,628,149

Class R6	2,363	39,036	9,350	178,763

Issued as reinvestment of dividends:
Class A	55,382	904,394	53,343	1,017,779

Class C	1,388	21,717	1,174	21,445

Class R	458	7,477	351	6,683

Class Y	5,231	85,372	5,452	104,082

Class R6	444	7,248	426	8,124

Automatic conversion of Class C shares to Class A shares:
Class A	3,798	62,080	5,889	110,321

Class C	(3,971)	(62,080)	(6,166)	(110,321)

Reacquired:
Class A	(523,770)	(8,542,779)	(1,523,331)	(28,156,988)

Class C	(23,673)	(366,947)	(24,044)	(430,599)

Class R	(3,202)	(52,653)	(5,890)	(104,574)

Class Y	(164,480)	(2,726,903)	(265,441)	(5,223,365)

Class R6	(6,834)	(111,783)	(10,396)	(196,502)

Net increase (decrease) in share activity	(455,240)	$(7,418,063)	(520,735)	$(9,034,621)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Greater China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,048.90	$9.02	$1,016.06	$8.87	1.77%
Class C	1,000.00	1,044.70	12.76	1,012.38	12.56	2.51
Class R	1,000.00	1,047.00	10.28	1,014.82	10.12	2.02
Class Y	1,000.00	1,049.80	7.75	1,017.30	7.62	1.52
Class R5	1,000.00	1,051.60	6.63	1,018.40	6.52	1.30
Class R6	1,000.00	1,051.00	6.73	1,018.30	6.62	1.32

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Greater China Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

19	Invesco Greater China Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	CHI-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Health Care Fund

Nasdaq:

A: GGHCX ∎ C: GTHCX ∎ Y: GGHYX ∎ Investor: GTHIX ∎ R6: GGHSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

18	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.43%
Class C Shares	17.02
Class Y Shares	17.56
Investor Class Shares	17.43
Class R6 Shares	17.62
MSCI World Index▼ (Broad Market Index)	20.29
S&P Composite 1500 Health Care Index▼ (Style-Specific Index)	13.68
MSCI World Health Care Index▼ (Style-Specific Index)	13.97

Source(s): ▼RIMES Technologies Corp.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The S&P Composite 1500® Health Care Index comprises those companies included in the S&P Composite 1500 that are classified as members of the GICS® Health Care sector.

 The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Health Care Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	9.96%
10 Years	6.54
5 Years	7.01
1 Year	1.92

Class C Shares
Inception (3/1/99)	8.23%
10 Years	6.50
5 Years	7.41
1 Year	6.04

Class Y Shares
Inception (10/3/08)	9.81%
10 Years	7.41
5 Years	8.50
1 Year	8.13

Investor Class Shares
Inception (7/15/05)	8.14%
10 Years	7.14
5 Years	8.23
1 Year	7.85

Class R6 Shares
10 Years	7.39%
5 Years	8.58
1 Year	8.20

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Health Care Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Health Care Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.06%
Biotechnology–17.69%
AbbVie, Inc.	155,744	$25,330,204

Amgen, Inc.	70,962	19,439,330

argenx SE, ADR (Netherlands)(b)	6,161	2,313,456

Ascendis Pharma A/S, ADR (Denmark)(b)	61,627	8,531,642

Blueprint Medicines Corp.(b)	61,180	5,588,181

BridgeBio Pharma, Inc.(b)	84,127	2,155,334

CSL Ltd. (Australia)	10,752	1,910,373

Cytokinetics, Inc.(b)	105,756	6,484,958

Exact Sciences Corp.(b)(c)	25,626	1,520,903

Exelixis, Inc.(b)	239,574	5,620,406

Halozyme Therapeutics, Inc.(b)	73,638	2,805,608

Ideaya Biosciences, Inc.(b)(c)	55,542	2,257,782

Immunovant, Inc.(b)	76,427	2,097,157

Insmed, Inc.(b)(c)	68,537	1,694,235

Ionis Pharmaceuticals, Inc.(b)	60,533	2,497,592

Krystal Biotech, Inc.(b)(c)	24,912	3,814,525

Kyverna Therapeutics, Inc.(b)(c)	55,564	841,239

Natera, Inc.(b)	134,888	12,528,397

Neurocrine Biosciences, Inc.(b)	73,975	10,174,522

Regeneron Pharmaceuticals, Inc.(b)	50,296	44,796,635

Sarepta Therapeutics, Inc.(b)	29,593	3,748,249

Scholar Rock Holding Corp.(b)(c)	55,502	814,214

SpringWorks Therapeutics, Inc.(b)(c)	88,909	4,151,161

Twist Bioscience Corp.(b)(c)	135,732	4,238,910

Ultragenyx Pharmaceutical, Inc.(b)	49,138	2,090,331

United Therapeutics Corp.(b)	12,957	3,036,214

Vaxcyte, Inc.(b)	88,019	5,329,551

Vericel Corp.(b)(c)	42,109	1,931,540

Vertex Pharmaceuticals, Inc.(b)	106,643	41,890,437

Viking Therapeutics, Inc.(b)(c)	42,888	3,413,027

		233,046,113

Health Care Distributors–7.44%
Cencora, Inc.	169,593	40,541,207

McKesson Corp.	106,906	57,430,972

		97,972,179

Health Care Equipment–18.97%
Boston Scientific Corp.(b)	1,066,783	76,669,694

DexCom, Inc.(b)	199,263	25,384,114

Edwards Lifesciences Corp.(b)	88,833	7,521,490

Glaukos Corp.(b)	65,606	6,298,176

IDEXX Laboratories, Inc.(b)	29,825	14,696,567

Inspire Medical Systems, Inc.(b)	19,372	4,681,438

Integer Holdings Corp.(b)	64,723	7,225,028

Intuitive Surgical, Inc.(b)	112,051	41,528,342

iRhythm Technologies, Inc.(b)(c)	25,916	2,839,875

Shockwave Medical, Inc.(b)	20,870	6,891,065

STERIS PLC	18,827	3,851,251

Stryker Corp.	136,225	45,839,713

TransMedics Group, Inc.(b)(c)	55,022	5,179,221

Treace Medical Concepts, Inc.(b)	116,295	1,205,979

		249,811,953

	Shares	Value

Health Care Facilities–5.52%
Acadia Healthcare Co., Inc.(b)	60,465	$4,470,782

Encompass Health Corp.	212,793	17,742,680

HCA Healthcare, Inc.	91,744	28,424,126

Tenet Healthcare Corp.(b)	196,871	22,106,645

		72,744,233

Health Care Services–0.75%
BrightSpring Health Services, Inc.(b)(c)	259,196	2,770,805

RadNet, Inc.(b)(c)	145,310	7,047,535

		9,818,340

Health Care Supplies–1.49%
Alcon, Inc. (Switzerland)	61,914	4,747,366

Cooper Cos., Inc. (The)	105,934	9,434,482

Lantheus Holdings, Inc.(b)	28,490	1,895,725

RxSight, Inc.(b)	67,912	3,540,252

		19,617,825

Health Care Technology–0.22%
Veeva Systems, Inc., Class A(b)	14,830	2,944,645

Life Sciences Tools & Services–12.65%
Bruker Corp.	139,493	10,881,849

Charles River Laboratories International, Inc.(b)	27,736	6,351,544

Danaher Corp.	167,249	41,246,948

ICON PLC(b)	79,022	23,539,073

Lonza Group AG (Switzerland)	15,888	8,770,069

Medpace Holdings, Inc.(b)	39,681	15,410,116

Repligen Corp.(b)	67,406	11,068,065

Thermo Fisher Scientific, Inc.	81,342	46,260,822

West Pharmaceutical Services, Inc.	8,580	3,067,179

		166,595,665

Managed Health Care–10.23%
Elevance Health, Inc.	82,239	43,469,891

HealthEquity, Inc.(b)	95,828	7,561,788

Humana, Inc.	8,645	2,611,568

Molina Healthcare, Inc.(b)	46,581	15,935,360

Progyny, Inc.(b)(c)	61,490	1,971,369

UnitedHealth Group, Inc.	130,671	63,205,563

		134,755,539

Office REITs–0.24%
Alexandria Real Estate Equities, Inc.	27,191	3,150,621

Pharmaceuticals–21.86%
AstraZeneca PLC (United Kingdom)	44,802	6,776,252

AstraZeneca PLC, ADR (United Kingdom)(c)	530,651	40,265,798

Axsome Therapeutics, Inc.(b)	21,596	1,592,921

Collegium Pharmaceutical, Inc.(b)(c)	55,480	2,048,876

Eli Lilly and Co.	160,437	125,317,341

Intra-Cellular Therapies, Inc.(b)	81,261	5,835,352

Merck & Co., Inc.	381,072	49,242,124

Novo Nordisk A/S, Class B (Denmark)	327,404	41,987,007

Tarsus Pharmaceuticals, Inc.(b)	99,928	3,140,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)
Zoetis, Inc.	73,795	$11,751,116

		287,957,524

Total Common Stocks & Other Equity Interests (Cost $816,289,535)		1,278,414,637

Money Market Funds–2.99%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	13,549,918	13,549,918

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(d)(e)	10,329,665	10,332,764

Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	15,485,620	15,485,620

Total Money Market Funds (Cost $39,366,154)		39,368,302

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $855,655,689)		1,317,782,939

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.25%
Invesco Private Government Fund, 5.29%(d)(e)(f)	12,004,799	$12,004,799

Invesco Private Prime Fund, 5.46%(d)(e)(f)	30,867,449	30,876,709

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,884,271)		42,881,508

TOTAL INVESTMENTS IN SECURITIES-103.30% (Cost $898,539,960)		1,360,664,447

OTHER ASSETS LESS LIABILITIES–(3.30)%		(43,508,230)

NET ASSETS–100.00%		$1,317,156,217

Investment Abbreviations:

ADR  -  American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value
	October 31, 2023	at Cost	from Sales	(Depreciation)	Gain	April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 22,579,302	$48,569,258	$(57,598,642)	$ -	$-	$13,549,918	$ 352,009
Invesco Liquid Assets Portfolio, Institutional Class	16,779,987	34,692,326	(41,141,887)	(2,042)	4,380	10,332,764	275,815
Invesco Treasury Portfolio, Institutional Class	25,804,916	55,507,723	(65,827,019)	-	-	15,485,620	399,698
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,203,495	76,707,068	(80,905,764)	-	-	12,004,799	446,067*
Invesco Private Prime Fund	36,593,104	152,502,848	(158,229,673)	(4,080)	14,510	30,876,709	1,202,507*
Total	$117,960,804	$367,979,223	$(403,702,985)	$(6,122)	$18,890	$82,249,810	$ 2,676,096

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Health Care Fund

Portfolio Composition

By industry, based on Net Assets

as of April 30, 2024

Pharmaceuticals	21.86%
Health Care Equipment	18.97
Biotechnology	17.69
Life Sciences Tools & Services	12.65
Managed Health Care	10.23
Health Care Distributors	7.44
Health Care Facilities	5.52
Health Care Supplies	1.49
Industry Type Each Less Than 1% of Net Assets	1.21
Money Market Funds Plus Other Assets Less Liabilities	2.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Health Care Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $816,289,535)*	$1,278,414,637

Investments in affiliated money market funds, at value (Cost $82,250,425)	82,249,810

Foreign currencies, at value (Cost $1,074)	1,006

Receivable for:
Investments sold	1,493,715

Fund shares sold	170,724

Dividends	1,623,946

Investment for trustee deferred compensation and retirement plans	183,189

Other assets	65,619

Total assets	1,364,202,646

Liabilities:
Payable for:
Investments purchased	2,800,236

Fund shares reacquired	475,826

Collateral upon return of securities loaned	42,884,271

Accrued fees to affiliates	590,211

Accrued other operating expenses	63,059

Trustee deferred compensation and retirement plans	232,826

Total liabilities	47,046,429

Net assets applicable to shares outstanding	$1,317,156,217

Net assets consist of:
Shares of beneficial interest	$840,115,522

Distributable earnings	477,040,695

$1,317,156,217

Net Assets:
Class A	$670,913,159

Class C	$16,909,534

Class Y	$44,913,215

Investor Class	$582,676,836

Class R6	$1,743,473

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	17,569,022

Class C	868,989

Class Y	1,129,389

Investor Class	15,254,590

Class R6	43,604

Class A:
Net asset value per share	$38.19

Maximum offering price per share (Net asset value of $38.19 ÷ 94.50%)	$40.41

Class C:
Net asset value and offering price per share	$19.46

Class Y:
Net asset value and offering price per share	$39.77

Investor Class:
Net asset value and offering price per share	$38.20

Class R6:
Net asset value and offering price per share	$39.98

*	At April 30, 2024, securities with an aggregate value of $41,777,627 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Health Care Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $45,544)	$4,708,414

Dividends from affiliated money market funds (includes net securities lending income of $65,292)	1,092,814

Total investment income	5,801,228

Expenses:
Advisory fees	4,075,902

Administrative services fees	88,623

Custodian fees	9,684

Distribution fees:
Class A	824,755

Class C	83,896

Investor Class	713,830

Transfer agent fees – A, C, Y and Investor	820,818

Transfer agent fees – R6	243

Trustees’ and officers’ fees and benefits	14,745

Registration and filing fees	47,068

Reports to shareholders	99,133

Professional services fees	42,931

Other	13,691

Total expenses	6,835,319

Less: Fees waived and/or expense offset arrangement(s)	(55,494)

Net expenses	6,779,825

Net investment income (loss)	(978,597)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	24,625,752

Affiliated investment securities	18,890

Foreign currencies	8,688

24,653,330

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	179,389,907

Affiliated investment securities	(6,122)

Foreign currencies	4,681

179,388,466

Net realized and unrealized gain	204,041,796

Net increase in net assets resulting from operations	$203,063,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income (loss)	$(978,597)	$(580,059)

Net realized gain	24,653,330	19,855,383

Change in net unrealized appreciation (depreciation)	179,388,466	(76,922,488)

Net increase (decrease) in net assets resulting from operations	203,063,199	(57,647,164)

Share transactions–net:
Class A	(39,882,965)	(59,793,005)

Class C	(1,177,521)	(3,599,535)

Class Y	(498,802)	(5,698,577)

Investor Class	(29,817,300)	(39,916,790)

Class R6	15,924	269,234

Net increase (decrease) in net assets resulting from share transactions	(71,360,664)	(108,738,673)

Net increase (decrease) in net assets	131,702,535	(166,385,837)

Net assets:
Beginning of period	1,185,453,682	1,351,839,519

End of period	$1,317,156,217	$1,185,453,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Health Care Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$32.52	$(0.03)	$ 5.70	$ 5.67	$ –	$ –	$ –	$38.19	17.43%	$670,913	1.06	%(d)	1.06	%(d)	(0.16	)%(d)	28%
Year ended 10/31/23	34.13	(0.01)	(1.60)	(1.61)	–	–	–	32.52	(4.72)	607,032	1.05		1.05		(0.05)		59
Year ended 10/31/22	50.30	(0.05)	(6.19)	(6.24)	–	(9.93)	(9.93)	34.13	(14.73)	696,308	1.04		1.04		(0.16)		44
Year ended 10/31/21	41.82	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.30	28.20	896,054	1.02		1.02		(0.24)		78
Year ended 10/31/20	38.59	0.03	4.67	4.70	(0.10)	(1.37)	(1.47)	41.82	12.32	740,884	1.06		1.06		0.08		17
Year ended 10/31/19	37.89	0.08	3.52	3.60	–	(2.90)	(2.90)	38.59	10.46	700,483	1.08		1.08		0.22		11
Class C
Six months ended 04/30/24	16.63	(0.08)	2.91	2.83	–	–	–	19.46	17.02	16,910	1.81	(d)	1.81	(d)	(0.91	)(d)	28
Year ended 10/31/23	17.59	(0.14)	(0.82)	(0.96)	–	–	–	16.63	(5.46)	15,508	1.80		1.80		(0.80)		59
Year ended 10/31/22	31.06	(0.17)	(3.37)	(3.54)	–	(9.93)	(9.93)	17.59	(15.35)	20,023	1.79		1.79		(0.91)		44
Year ended 10/31/21	26.99	(0.29)	7.25	6.96	–	(2.89)	(2.89)	31.06	27.26	29,391	1.77		1.77		(0.99)		78
Year ended 10/31/20	25.48	(0.18)	3.06	2.88	–	(1.37)	(1.37)	26.99	11.46	27,720	1.81		1.81		(0.67)		17
Year ended 10/31/19	26.20	(0.13)	2.31	2.18	–	(2.90)	(2.90)	25.48	9.62	24,570	1.83		1.83		(0.53)		11
Class Y
Six months ended 04/30/24	33.83	0.02	5.92	5.94	–	–	–	39.77	17.56	44,913	0.81	(d)	0.81	(d)	0.09	(d)	28
Year ended 10/31/23	35.41	0.07	(1.65)	(1.58)	–	–	–	33.83	(4.46)	38,762	0.80		0.80		0.20		59
Year ended 10/31/22	51.69	0.04	(6.39)	(6.35)	–	(9.93)	(9.93)	35.41	(14.51)	46,087	0.79		0.79		0.09		44
Year ended 10/31/21	42.90	0.00	11.79	11.79	(0.11)	(2.89)	(3.00)	51.69	28.52	60,527	0.77		0.77		0.01		78
Year ended 10/31/20	39.54	0.14	4.79	4.93	(0.20)	(1.37)	(1.57)	42.90	12.62	43,816	0.81		0.81		0.33		17
Year ended 10/31/19	38.67	0.18	3.59	3.77	–	(2.90)	(2.90)	39.54	10.70	38,519	0.83		0.83		0.47		11
Investor Class
Six months ended 04/30/24	32.53	(0.03)	5.70	5.67	–	–	–	38.20	17.43	582,677	1.06	(d)	1.06	(d)	(0.16	)(d)	28
Year ended 10/31/23	34.14	(0.01)	(1.60)	(1.61)	–	–	–	32.53	(4.72)	522,684	1.05		1.05		(0.05)		59
Year ended 10/31/22	50.31	(0.05)	(6.19)	(6.24)	–	(9.93)	(9.93)	34.14	(14.73)	588,159	1.04		1.04		(0.16)		44
Year ended 10/31/21	41.83	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.31	28.20	745,607	1.02		1.02		(0.24)		78
Year ended 10/31/20	38.60	0.03	4.67	4.70	(0.10)	(1.37)	(1.47)	41.83	12.33	618,818	1.06		1.06		0.08		17
Year ended 10/31/19	37.90	0.08	3.52	3.60	–	(2.90)	(2.90)	38.60	10.45	597,301	1.08		1.08		0.22		11
Class R6
Six months ended 04/30/24	33.99	0.04	5.95	5.99	–	–	–	39.98	17.62	1,743	0.71	(d)	0.71	(d)	0.19	(d)	28
Year ended 10/31/23	35.56	0.11	(1.68)	(1.57)	–	–	–	33.99	(4.42)	1,467	0.70		0.70		0.30		59
Year ended 10/31/22	51.82	0.07	(6.40)	(6.33)	–	(9.93)	(9.93)	35.56	(14.42)	1,262	0.69		0.69		0.19		44
Year ended 10/31/21	42.97	0.04	11.83	11.87	(0.13)	(2.89)	(3.02)	51.82	28.66	2,174	0.69		0.69		0.09		78
Year ended 10/31/20	39.61	0.16	4.79	4.95	(0.22)	(1.37)	(1.59)	42.97	12.65	374	0.77		0.77		0.37		17
Year ended 10/31/19	38.71	0.20	3.60	3.80	–	(2.90)	(2.90)	39.61	10.77	52	0.77		0.77		0.53		11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Health Care Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Health Care Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of

13	Invesco Health Care Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $4,050 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - The Fund’s performance is vulnerable to factors affecting the health care sector, including significant government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating

14	Invesco Health Care Fund

expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $24,062.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $23,669 in front-end sales commissions from the sale of Class A shares and $301 and $441 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2024, the Fund incurred $23,120 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,214,223,570	$64,191,067	$–	$1,278,414,637

Money Market Funds	39,368,302	42,881,508	–	82,249,810

Total Investments	$1,253,591,872	$107,072,575	$–	$1,360,664,447

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $31,432.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a

15	Invesco Health Care Fund

period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$4,206,451	$–	$4,206,451

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $347,950,703 and $388,672,325, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$467,858,352

Aggregate unrealized (depreciation) of investments	(9,415,187)

Net unrealized appreciation of investments	$458,443,165

Cost of investments for tax purposes is $902,221,282.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	318,961	$11,852,071	648,963	$22,356,047

Class C	91,619	1,725,969	193,583	3,428,618

Class Y	203,860	7,934,264	426,648	15,311,305

Investor Class	41,526	1,530,319	93,942	3,246,765

Class R6	3,432	125,571	16,542	583,646

Automatic conversion of Class C shares to Class A shares:
Class A	30,157	1,122,434	94,432	3,232,212

Class C	(59,089)	(1,122,434)	(183,978)	(3,232,212)

Reacquired:
Class A	(1,445,311)	(52,857,470)	(2,477,109)	(85,381,264)

Class C	(95,848)	(1,781,056)	(215,594)	(3,795,941)

Class Y	(220,398)	(8,433,066)	(582,115)	(21,009,882)

Investor Class	(854,554)	(31,347,619)	(1,252,654)	(43,163,555)

Class R6	(2,993)	(109,647)	(8,860)	(314,412)

Net increase (decrease) in share activity	(1,988,638)	$(71,360,664)	(3,246,200)	$(108,738,673)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,174.30	$5.73	$1,019.59	$5.32	1.06%
Class C	1,000.00	1,170.20	9.77	1,015.86	9.07	1.81
Class Y	1,000.00	1,175.60	4.38	1,020.84	4.07	0.81
Investor Class	1,000.00	1,174.30	5.73	1,019.59	5.32	1.06
Class R6	1,000.00	1,176.20	3.84	1,021.33	3.57	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco Health Care Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/Withheld

(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

18	Invesco Health Care Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	GHC-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco International Bond Fund

Nasdaq:
A: OIBAX ∎ C: OIBCX ∎ R: OIBNX ∎ Y: OIBYX ∎ R5: INBQX ∎ R6: OIBIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
20	Consolidated Financial Statements
23	Consolidated Financial Highlights
24	Notes to Consolidated Financial Statements
34	Fund Expenses
35	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.70%
Class C Shares	3.57
Class R Shares	3.82
Class Y Shares	4.08
Class R5 Shares	4.08
Class R6 Shares	3.85
FTSE Non-U.S. Dollar World Government Bond Index▼*	4.18
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index▼	4.07
JP Morgan EMBI Global Diversified Index▼	10.57
Bloomberg Global Aggregate ex U.S. Index▼*	3.92
Custom Invesco International Bond Index∎	5.42
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Non-U.S. Dollar World Government Bond Index to the Bloomberg Global Aggregate ex U.S. Index to reflect that the Bloomberg Global Aggregate ex U.S. Index can be considered more broadly representative of the overall applicable securities market.

The FTSE Non-U.S. Dollar World Government Bond Index is a broad benchmark providing exposure to the global sovereign fixed-income market, excluding the US.

 The JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic currency government bonds.

 The JP Morgan EMBI Global Diversified Index is an unmanaged index that tracks the traded market for US-dollar-denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

The Bloomberg Global Aggregate ex U.S. Index is an unmanaged index considered representative of bonds of foreign countries.

 The Custom Invesco International Bond Index is composed of 50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index and 20% JP Morgan EMBI Global Diversified Index.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Bond Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (6/15/95)	5.27%
10 Years	-0.36
5 Years	-2.36
1 Year	-2.44

Class C Shares
Inception (6/15/95)	5.19%
10 Years	-0.50
5 Years	-2.23
1 Year	0.33

Class R Shares
Inception (3/1/01)	4.53%
10 Years	-0.17
5 Years	-1.74
1 Year	1.81

Class Y Shares
Inception (9/27/04)	3.61%
10 Years	0.32
5 Years	-1.27
1 Year	2.33

Class R5 Shares
10 Years	0.24%
5 Years	-1.18
1 Year	2.33

Class R6 Shares
Inception (1/27/12)	0.88%
10 Years	0.46
5 Years	-1.17
1 Year	2.15

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Bond Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Bond Fund. Note: The Fund was subsequently renamed the Invesco International Bond Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

 Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduc-

tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Bond Fund

Consolidated Schedule of Investments

April 30, 2024

(Unaudited)

		Principal Amount	Value
Non-U.S. Dollar Denominated Bonds & Notes–54.20%(a)
Argentina–0.01%
Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	$ 97,148

Austria–1.90%
Republic of Austria Government Bond, 2.10%, 09/20/2117(b)	EUR	25,825,000	20,265,919

Brazil–2.10%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	BRL	28,000,000	22,436,980

Colombia–8.47%
Colombian TES,
Series B, 7.50%, 08/26/2026	COP	45,000,000,000	10,927,694
Series B, 6.00%, 04/28/2028	COP	51,500,000,000	11,457,267
Series B, 7.75%, 09/18/2030	COP	175,000,000,000	39,672,568
Series B, 9.25%, 05/28/2042	COP	16,250,000,000	3,544,960
Series B, 7.25%, 10/26/2050	COP	100,000,000,000	17,246,214
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,412,185
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(b)	COP	6,107,644,400	1,377,840
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	4,690,538
			90,329,266

Czech Republic–1.48%
Czech Republic Government Bond, Series 105, 2.75%, 07/23/2029	CZK	400,000,000	15,818,407

Egypt–1.63%
Egypt Government Bond, 0.00%, 09/30/2025(c)	EGP	250,000,000	3,781,760
Egypt Treasury Bills, Series 364D, 26.05%, 03/18/2025(d)	EGP	240,000,000	4,100,391
Series 364D, 25.75%, 04/01/2025(d)	EGP	166,675,000	2,824,815
Series 364D, 25.95%, 04/29/2025(d)	EGP	400,000,000	6,672,414
			17,379,380

France–0.30%
Societe Generale S.A., 7.88%(b)(e)(f)	EUR	2,900,000	3,193,144

		Principal Amount	Value
Greece–4.27%
Hellenic Republic Government Bond,
4.38%, 07/18/2038(b)	EUR	20,000,000	$ 22,528,753
0.00%, 10/15/2042(c)	EUR	107,000,000	319,733
4.13%, 06/15/2054(b)	EUR	21,250,000	22,666,673
			45,515,159

India–4.83%
India Government Bond,
8.15%, 11/24/2026	INR	500,000,000	6,139,683
6.54%, 01/17/2032	INR	1,000,000,000	11,535,753
7.26%, 08/22/2032	INR	1,300,000,000	15,617,013
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	6,013,327
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	6,045,511
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	6,111,780
			51,463,067

Indonesia–1.99%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	200,000,000,000	11,966,334
Series FR96, 7.00%, 02/15/2033	IDR	150,000,000,000	9,212,039
			21,178,373

Ivory Coast–0.29%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	3,500,000	3,123,899

Japan–1.63%
Japan Government Bond,
Series 15, 1.00%, 03/20/2062	JPY	2,405,700,000	11,137,825
Series 77, 1.60%, 12/20/2052	JPY	1,054,500,000	6,253,440
			17,391,265

Malaysia–2.07%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	25,000,000	5,272,702
Series 319, 3.48%, 06/14/2024	MYR	80,000,000	16,765,506
			22,038,208

Netherlands–0.22%
ABN AMRO Bank N.V., 4.38%(b)(e)(f)	EUR	2,200,000	2,286,901

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco International Bond Fund

		Principal Amount	Value
New Zealand–2.02%

New Zealand Government Bond, Series 554, 5.00%, 05/15/2054	NZD	37,600,000	$ 21,575,646

Peru–4.49%
Credicorp Capital Sociedad Titulizadora S.A., 10.10%, 12/15/2043(b)	PEN	10,000,000	2,731,336
Peru Government Bond, 6.15%, 08/12/2032	PEN	180,000,000	45,173,232
			47,904,568

South Africa–9.80%

Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	ZAR	783,300,000	34,642,700
Series 2040, 9.00%, 01/31/2040	ZAR	800,000,000	31,768,347
Series R186, 10.50%, 12/21/2026	ZAR	700,000,000	38,095,769
			104,506,816

Spain–1.60%
Repsol International Finance B.V., 3.75%(b)(e)(f)	EUR	2,200,000	2,304,704
Spain Government Bond, 1.45%, 10/31/2071(b)	EUR	20,000,000	10,324,952
Telefonica Europe B.V., 2.88%(b)(e)(f)	EUR	4,400,000	4,406,241
			17,035,897

Supranational–1.68%

African Development Bank, 0.00%, 04/05/2046(c)	ZAR	600,000,000	2,662,966
0.00%, 01/17/2050(c)	ZAR	310,000,000	1,096,157
Corp. Andina de Fomento, 10.35%, 03/15/2033(b)	MXN	200,000,000	11,747,881
International Bank for Reconstruction & Development, 0.00%, 09/30/2052(c)	MXN	700,000,000	2,457,861
			17,964,865

Sweden–0.16%

Heimstaden Bostad AB, 3.38%(b)(e)(f)	EUR	2,500,000	1,747,541

Switzerland–0.97%

UBS Group AG, 2.13%, 10/13/2026(b)(e)	EUR	10,000,000	10,375,025

United Kingdom–1.52%
Barclays PLC, 7.13%(e)(f)	GBP	1,900,000	2,342,985
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	4,700,000	5,673,918
Lloyds Banking Group PLC, 8.50%(e)(f)	GBP	2,850,000	3,596,901

		Principal Amount	Value
United Kingdom–(continued)
Nationwide Building Society, 5.75%(b)(e)(f)	GBP	2,200,000	$ 2,566,916
NatWest Group PLC, 5.13%(e)(f)	GBP	1,800,000	2,049,440
			16,230,160

United States–0.42%

Citigroup, Inc., 4.25%, 02/25/2030(b)(e)	EUR	4,250,000	4,524,224

Uruguay–0.35%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	138,900,300	3,778,475
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $633,759,171)			578,160,333

U.S. Dollar Denominated Bonds & Notes–16.89%
Argentina–0.22%
Argentine Republic Government International Bond, 0.75%, 07/09/2030(g)		$2,500,000	1,452,525
YPF S.A., 9.50%, 01/17/2031(b)		911,000	921,116
			2,373,641

Australia–0.47%

QBE Insurance Group Ltd., 6.75%, 12/02/2044(b)(e)		5,000,000	5,012,310

Belgium–0.72%

Kingdom of Belgium Government International Bond, 4.88%, 06/10/2055(b)		8,000,000	7,657,402

Brazil–1.28%
CSN Inova Ventures, 6.75%, 01/28/2028(b)		475,000	454,912
CSN Resources S.A., 5.88%, 04/08/2032(b)		1,250,000	1,045,363
Embraer Netherlands Finance B.V., 7.00%, 07/28/2030(b)		2,150,000	2,201,925
Minerva (Luxembourg) S.A., 8.88%, 09/13/2033(b)		2,110,000	2,165,571
Nexa Resources S.A., 6.75%, 04/09/2034(b)		2,260,000	2,269,209
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)		5,970,000	5,458,394
			13,595,374

Chile–0.66%
AES Andes S.A., 6.35%, 10/07/2079(b)(e)		1,398,000	1,362,345

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco International Bond Fund

	Principal Amount	Value
Chile–(continued)
Banco del Estado de Chile, 7.95%(b)(e)(f)	$1,450,000	$1,461,781
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)	4,400,000	4,230,422
		7,054,548

China–0.17%

Prosus N.V., 3.06%, 07/13/2031(b)	2,200,000	1,764,132

Colombia–0.26%

Colombia Government International Bond, 4.13%, 02/22/2042	4,400,000	2,811,625

Denmark–0.28%

Danske Bank A/S, 0.98%, 09/10/2025(b)(e)	3,075,000	3,016,635

Dominican Republic–0.20%
Dominican Republic International Bond, 4.50%, 01/30/2030(b)	975,000	874,231
4.88%, 09/23/2032(b)	1,470,000	1,290,659
		2,164,890

Egypt–0.23%

Egypt Government International Bond, 8.50%, 01/31/2047(b)	3,130,000	2,397,424

France–2.33%
BNP Paribas S.A., 7.38%(b)(e)(f)	10,500,000	10,520,094

7.75%(b)(e)(f)(h)	2,200,000	2,224,009
BPCE S.A., 1.00%, 01/20/2026(b)	4,500,000	4,164,812
Electricite de France S.A., 9.13%(b)(e)(f)	3,000,000	3,265,059
Societe Generale S.A., 6.75%(b)(e)(f)	2,250,000	2,011,774
4.75%(b)(e)(f)	3,000,000	2,676,045
		24,861,793

Hong Kong–0.39%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(b)	2,200,000	2,144,366
5.75%, 07/21/2028(b)	2,200,000	2,042,116
		4,186,482

Indonesia–0.38%
PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero), 6.76%, 11/15/2048(b)	2,380,000	2,390,703

	Principal Amount	Value
Indonesia–(continued)
PT Pertamina (Persero), 4.18%, 01/21/2050(b)(h)	$2,200,000	$1,627,061
		4,017,764

Iraq–0.11%

Iraq International Bond, 5.80%, 01/15/2028(b)	1,250,000	1,170,813

Ireland–0.53%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,500,000	2,390,289
Coriolanus DAC, Series 116, 0.00%, 04/30/2025(b)(c)	346,651	333,233
Series 119, 0.00%, 04/30/2025(b)(c)	368,795	354,520
Series 120, 0.00%, 04/30/2025(b)(c)	461,639	443,770
Series 122, 0.00%, 04/30/2025(b)(c)	404,463	388,808
Series 124, 0.00%, 04/30/2025(b)(c)	324,862	312,288
Series 126, 0.00%, 04/30/2025(b)(c)	545,130	524,030
Series 127, 0.00%, 04/30/2025(b)(c)	420,947	404,653
0.00%, 04/30/2025(b)(c)	495,561	476,379
		5,627,970

Ivory Coast–0.51%

Ivory Coast Government International Bond, 5.38%, 07/23/2024(b)	2,650,000	2,638,128
8.25%, 01/30/2037(b)	2,910,000	2,789,817
		5,427,945

Macau–0.32%

MGM China Holdings Ltd., 5.88%, 05/15/2026(b)	3,520,000	3,459,680

Mexico–1.40%

Banco Mercantil del Norte S.A., 8.38%(b)(e)(f)	2,500,000	2,490,636

Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(b)	3,520,000	2,782,630
6.99%, 02/20/2032(b)(h)	876,000	658,426

CEMEX S.A.B. de C.V., 5.13%(b)(e)(f)	3,050,000	2,935,030

Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	3,750,000	2,936,262

Petroleos Mexicanos, 7.69%, 01/23/2050	2,500,000	1,742,104
6.95%, 01/28/2060	2,120,000	1,350,345
		14,895,433

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco International Bond Fund

	Principal Amount	Value
Nigeria–0.37%

Nigeria Government International Bond, 6.50%, 11/28/2027(b)	$2,200,000	$2,043,338
7.88%, 02/16/2032(b)	2,200,000	1,930,991
		3,974,329

Oman–0.41%

Oman Government International Bond, 6.75%, 01/17/2048(b)	4,400,000	4,364,492

Panama–0.18%

Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	2,200,000	1,936,296

Romania–0.21%

Romanian Government International Bond, 7.13%, 01/17/2033(b)	2,200,000	2,276,318

Supranational–0.23%

European Bank for Reconstruction and Development, 6.40%, 08/27/2025	2,400,000	2,433,731

Sweden–0.37%

Swedbank AB, Series NC5, 5.63%(b)(e)(f)	4,000,000	3,972,240

Switzerland–1.30%

Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(b)(e)	4,000,000	3,962,288

Credit Suisse Group AG, 6.25%(b)(e)(f)(i)	9,800,000	1,127,000

UBS Group AG, 6.88%(b)(e)(f)	5,000,000	4,925,960
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(b)(e)	4,000,000	3,867,540
		13,882,788

Turkey–0.27%

Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(b)	2,860,000	2,863,403

Ukraine–0.09%

Ukraine Government International Bond, 7.75%, 08/01/2041(b)(i)	1,760,000	943,612

United Kingdom–2.73%

abrdn PLC, 4.25%, 06/30/2028(b)	2,000,000	1,782,872

Barclays PLC, 8.00%(e)(f)	13,000,000	13,021,307

		Principal Amount	Value
United Kingdom–(continued)
British Telecommunications PLC, 4.25%, 11/23/2081(b)(e)		$4,400,000	$4,151,572
Lloyds Banking Group PLC, 7.50%(e)(f)		1,760,000	1,763,237
NatWest Group PLC, 6.00%(e)(f)(h)		4,400,000	4,287,414
Vodafone Group PLC, 3.25%, 06/04/2081(e)		4,400,000	4,092,202
			29,098,604

United States–0.27%
BP Capital Markets PLC, 4.88%(e)(f)		1,500,000	1,405,756
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		1,600,000	1,500,620
			2,906,376
Total U.S. Dollar Denominated Bonds & Notes (Cost $197,351,234)			180,148,050

U.S. Treasury Securities–10.57%
U.S. Treasury Bills–10.57%
5.29 - 5.31%, 06/13/2024(d)		64,592,837	64,592,837
5.11%, 09/05/2024(d)		48,107,605	48,099,394
Total U.S. Treasury Securities (Cost $112,700,442)			112,692,231

Asset-Backed Securities–8.01%

Alba PLC, Series 2007-1, Class F, 8.60% (SONIA + 3.37%), 03/17/2039(a)(b)(j)	GBP	3,146,096	3,763,382
Series 2006-2, Class F, 8.60% (SONIA + 3.37%), 12/15/2038(a)(b)(j)	GBP	1,036,592	1,201,668

Eurohome UK Mortgages PLC, Series 2007-1, Class M2, 5.85% (SONIA + 0.62%), 06/15/2044(a)(b)(j)	GBP	4,000,000	4,612,789
Series 2007-1, Class B1, 6.25% (SONIA + 1.02%), 06/15/2044(a)(b)(j)	GBP	5,275,000	5,759,486
Series 2007-2, Class B1, 6.75% (SONIA + 1.52%), 09/15/2044(a)(b)(j)	GBP	4,000,000	4,269,243
Series 2007-2, Class B2, 9.35% (SONIA + 4.12%), 09/15/2044(a)(b)(j)	GBP	3,750,000	4,448,233

Eurosail PLC, Series 2007-4X, Class D1A, 7.10% (SONIA + 1.87%), 06/13/2045(a)(b)(j)	GBP	4,094,013	4,661,822

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco International Bond Fund

		Principal Amount	Value

Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 6.24% (SONIA + 1.01%), 03/13/2045(a)(b)(j)	GBP	2,500,000	$2,675,487

Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(a)(b)(c)(k)	GBP	207,500,000	3,359,512

Mansard Mortgages PLC, Series 2006-1X, Class B2, 8.85% (SONIA + 3.62%), 10/15/2048(a)(b)(j)	GBP	3,243,751	4,053,129
Series 2007-1X, Class B2, 8.35% (SONIA + 3.12%), 04/15/2049(a)(b)(j)	GBP	2,059,680	2,456,084

Mortgage Funding PLC, Series 2008-1, Class B2, 8.55% (SONIA + 3.32%), 03/13/2046(a)(b)(j)	GBP	1,509,419	1,801,213

Newgate Funding PLC, Series 2006-2, Class CB, 4.34% (3 mo. EURIBOR + 0.43%), 12/01/2050(a)(b)(j)	EUR	1,412,749	1,354,180
Series 2007-2X, Class CB, 4.38% (3 mo. EURIBOR + 0.44%), 12/15/2050(a)(b)(j)	EUR	1,846,158	1,635,197
Series 2007-1X, Class CB, 4.32% (3 mo. EURIBOR + 0.38%), 12/01/2050(a)(b)(j)	EUR	1,037,130	954,021

ResLoC UK PLC, Series 2007-1X, Class D1A, 5.14% (3 mo. EURIBOR + 1.20%), 12/15/2043(a)(b)(j)	EUR	3,606,339	3,246,764

RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 4.79% (3 mo. EURIBOR + 0.85%), 06/12/2044(a)(b)(j)	EUR	6,794,501	6,726,145

Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024- GR6X, Class F, 0.00% (SONIA + 4.50%), 07/20/2053(a)(b)(c)(j)	GBP	1,000,000	1,250,121

Sestante Finance S.r.l., Series 2005, Class C1, 4.71% (3 mo. EURIBOR + 0.80%), 07/15/2045(a)(b)(j)	EUR	9,700,000	6,720,573

IM Pastor 4, FTA, Series B, 4.11% (3 mo. EURIBOR + 0.19%), 03/22/2044(a)(b)(j)	EUR	3,800,000	2,707,583

Lusitano Mortgages No. 5 PLC, Series D, 4.87% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(b)(j)	EUR	5,120,345	4,597,787

		Principal Amount	Value

Fideicomiso Dorrego Y Libertador, 2.00%, 12/31/2043(l)		$10,843,617	$10,301,436
0.00%, 12/31/2043(a)(c)(l)	ARS	117,222,368	127,013

Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(c)(k)(l)	ARS	445,000,000	2,761,549
Total Asset-Backed Securities (Cost $93,419,911)			85,444,417

		Shares
Common Stocks & Other Equity Interests–3.50%
Argentina–3.50%
Banco BBVA Argentina S.A.(m)		500,000	1,987,122
Banco Macro S.A., Class B(m)		950,000	6,434,873
Grupo Financiero Galicia S.A., Class B		2,260,000	9,135,419
Pampa Energia S.A.(m)		1,450,000	3,208,365
YPF S.A., ADR(m)		70,000	1,537,200
YPF S.A., Class D(m)		547,500	15,052,385
Total Common Stocks & Other Equity Interests (Cost $27,596,390)			37,355,364

Money Market Funds–0.72%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(n)(o)		2,681,060	2,681,060

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(n)(o)		1,914,231	1,914,805
Invesco Treasury Portfolio, Institutional Class, 5.22%(n)(o)		3,064,068	3,064,068
Total Money Market Funds (Cost $7,659,984)			7,659,933

Options Purchased–2.82%

(Cost $43,316,150)(p)			30,067,594
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-96.71% (Cost $1,115,803,282)			1,031,527,922

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.14%

Invesco Private Government Fund, 5.29%(n)(o)(q)		421,728	421,728
Invesco Private Prime Fund, 5.46%(n)(o)(q)		1,084,118	1,084,443
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,506,235)			1,506,171
TOTAL INVESTMENTS IN SECURITIES–96.85% (Cost $1,117,309,517)			1,033,034,093
OTHER ASSETS LESS LIABILITIES–3.15%			33,636,441
NET ASSETS–100.00%			$1,066,670,534

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco International Bond Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
ARS	– Argentina Peso
BRL	– Brazilian Real
COP	– Colombia Peso
CZK	– Czech Koruna
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
SONIA	– Sterling Overnight Index Average
UYU	– Uruguay Peso
ZAR	– South African Rand

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $352,099,904, which represented 33.01% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	All or a portion of this security was out on loan at April 30, 2024.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2024 was $2,070,612, which represented less than 1% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(k)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	Non-income producing security.
(n)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$20,424,446	$107,312,646	$(125,056,032)	$-	$-	$2,681,060	$179,444

Invesco Liquid Assets Portfolio, Institutional Class	14,229,288	76,651,890	(88,968,780)	(1,148)	3,555	1,914,805	126,684

Invesco Treasury Portfolio, Institutional Class	23,342,225	122,643,024	(142,921,181)	-	-	3,064,068	204,204

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,739,416	19,886,769	(22,204,457)	-	-	421,728	41,461*

Invesco Private Prime Fund	7,045,803	44,830,150	(50,792,439)	(156)	1,085	1,084,443	113,124*

Total	$67,781,178	$371,324,479	$(429,942,889)	$(1,304)	$4,640	$9,166,104	$664,917

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(p)	The table below details options purchased.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price			Notional Value	Value

Currency Risk

AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	05/21/2024	USD	0.67	AUD	6,000,000	$203,054

EUR versus USD	Call	Goldman Sachs International	05/20/2024	USD	1.15	EUR	75,000,000	80

USD versus JPY	Call	Goldman Sachs International	02/13/2026	JPY	175.00	USD	10,000,000	560,310

USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	02/13/2026	JPY	175.00	USD	10,000,000	560,310

Subtotal – Foreign Currency Call Options Purchased								1,323,754

Currency Risk

CNH versus INR	Put	Deutsche Bank AG	03/28/2025	INR	11.45	CNH	17,500,000	500,076

EUR versus BRL	Put	Goldman Sachs International	05/29/2024	BRL	5.35	EUR	5,000,000	223,845

EUR versus CLP	Put	Merrill Lynch International	07/31/2024	CLP	950.00	EUR	4,000,000	402,040

EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	10/29/2024	HUF	385.00	EUR	3,750,000	272,368

EUR versus HUF	Put	Merrill Lynch International	07/16/2024	HUF	390.00	EUR	50,000,000	96,848

EUR versus INR	Put	J.P. Morgan Chase Bank, N.A.	09/10/2024	INR	89.50	EUR	4,000,000	420,067

EUR versus MXN	Put	Morgan Stanley and Co. International PLC	07/02/2024	MXN	17.75	EUR	2,250,000	202,539

EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	06/20/2024	NOK	11.40	EUR	60,000,000	14,087

EUR versus NOK	Put	Merrill Lynch International	05/15/2024	NOK	11.30	EUR	40,000,000	342

EUR versus ZAR	Put	Goldman Sachs International	08/01/2024	ZAR	19.80	EUR	3,000,000	323,362

USD versus BRL	Put	Goldman Sachs International	06/20/2024	BRL	4.80	USD	4,000,000	117,096

USD versus BRL	Put	Goldman Sachs International	08/20/2024	BRL	4.78	USD	60,000,000	68,100

USD versus BRL	Put	Merrill Lynch International	06/17/2024	BRL	4.85	USD	3,500,000	47,618

USD versus BRL	Put	Merrill Lynch International	10/08/2024	BRL	4.90	USD	2,000,000	228,978

USD versus BRL	Put	Morgan Stanley and Co. International PLC	07/08/2024	BRL	4.60	USD	2,000,000	5,492

USD versus CAD	Put	Deutsche Bank AG	05/07/2024	CAD	1.30	USD	2,500,000	3

USD versus CAD	Put	Merrill Lynch International	05/17/2024	CAD	1.32	USD	5,000,000	1,835

USD versus CAD	Put	Morgan Stanley and Co. International PLC	05/21/2024	CAD	1.32	USD	6,000,000	5,262

USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	07/03/2024	CLP	920.00	USD	50,000,000	334,750

USD versus CLP	Put	Morgan Stanley and Co. International PLC	05/06/2024	CLP	870.00	USD	40,000,000	40

USD versus COP	Put	Goldman Sachs International	07/05/2024	COP	3,750.00	USD	40,000,000	124,440

USD versus COP	Put	Morgan Stanley and Co. International PLC	07/02/2024	COP	3,810.00	USD	50,000,000	275,050

USD versus IDR	Put	Goldman Sachs International	05/07/2024	IDR	14,600.00	USD	4,000,000	4

USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR	15,375.00	USD	32,000,000	32

USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	15,400.00	USD	50,000,000	74,400

USD versus JPY	Put	Deutsche Bank AG	07/18/2024	JPY	129.40	USD	5,000,000	22,945

USD versus JPY	Put	Goldman Sachs International	05/07/2024	JPY	118.00	USD	50,000,000	50

USD versus JPY	Put	Goldman Sachs International	05/30/2024	JPY	115.00	USD	5,000,000	115

USD versus JPY	Put	Goldman Sachs International	06/10/2024	JPY	115.00	USD	5,000,000	540

USD versus JPY	Put	Goldman Sachs International	09/17/2024	JPY	122.00	USD	10,000,000	60,730

USD versus JPY	Put	Merrill Lynch International	06/03/2024	JPY	115.00	USD	7,500,000	413

USD versus MXN	Put	Goldman Sachs International	05/16/2024	MXN	16.25	USD	5,000,000	26,875

USD versus MXN	Put	Goldman Sachs International	08/08/2024	MXN	16.30	USD	3,500,000	291,581

USD versus MXN	Put	Goldman Sachs International	09/26/2024	MXN	16.75	USD	4,000,000	507,668

USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.75	USD	67,500,000	783,810

USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/17/2024	MXN	16.50	USD	5,000,000	303,880

USD versus MXN	Put	Merrill Lynch International	07/05/2024	MXN	16.40	USD	3,960,000	219,261

USD versus TRY	Put	Goldman Sachs International	08/01/2024	TRY	32.50	USD	5,000,000	322,835

USD versus ZAR	Put	Goldman Sachs International	05/14/2024	ZAR	15.00	USD	10,000,000	40

USD versus ZAR	Put	Goldman Sachs International	08/01/2024	ZAR	18.70	USD	6,000,000	735,204

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price			Notional Value	Value

USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	18.15	USD	37,500,000	$631,087

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	07/10/2024	ZAR	18.50	USD	3,500,000	596,960

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/27/2024	ZAR	18.50	USD	4,000,000	334,780

Subtotal – Foreign Currency Put Options Purchased								8,577,448

Total Foreign Currency Options Purchased								$9,901,202

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,324,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)

Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date		Notional Value	Value

Interest Rate Risk

5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.30%	Receive	KWCDC	Quarterly	11/08/2028	KRW	20,000,000,000	$211,565

Interest Rate Risk

30 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.36	Pay	SOFR	Annually	05/01/2024	USD	26,400,000	3,017,069

30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	20,000,000	2,180,540

15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	100,000,000	14,757,218

Subtotal – Interest Rate Put Swaptions Purchased										19,954,827
Total Interest Rate Swaptions Purchased										$20,166,392

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,324,000.

Open Over-The-Counter Credit Default Swaptions Written(a)

Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)		Notional Value	Value

Credit Risk

Goldman Sachs International	Put	350.00%	Markit iTraxx Europe Crossover Index, Series 41, Version 1	(5.00)%	Quarterly	06/19/2024	3.182%	EUR	49,500,000	$(280,602)

J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	(5.00)	Quarterly	06/19/2024	3.182	EUR	82,500,000	(467,671)

J.P. Morgan Chase Bank, N.A.	Put	104.50	Markit CDX North America High Yield Index, Series 42, Version 1	(5.00)	Quarterly	06/20/2024	3.539	USD	163,000,000	(912,626)

Total Credit Default Swaptions Written										$(1,660,899)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,324,000.
(b)

Implied credit spreads represent the current level, as of April 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date		Exercise Price		Notional Value	Value

Currency Risk

CNH versus INR	Call	Deutsche Bank AG	03/28/2025	INR	12.39	CNH	17,500,000	$(488,783)

EUR versus CLP	Call	Merrill Lynch International	09/30/2024	CLP	1,100.00	EUR	40,000,000	(596,053)

EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	05/30/2024	HUF	410.00	EUR	37,500,000	(17,369)

EUR versus HUF	Call	Merrill Lynch International	07/16/2024	HUF	405.00	EUR	50,000,000	(218,136)

EUR versus PLN	Call	Goldman Sachs International	08/23/2024	PLN	4.50	EUR	40,000,000	(149,750)

USD versus BRL	Call	Goldman Sachs International	02/20/2025	BRL	5.30	USD	6,000,000	(2,848,242)

USD versus BRL	Call	Goldman Sachs International	03/20/2025	BRL	5.50	USD	4,000,000	(1,411,544)

USD versus BRL	Call	Goldman Sachs International	04/16/2025	BRL	5.75	USD	50,000,000	(1,148,050)

USD versus BRL	Call	Merrill Lynch International	09/17/2024	BRL	5.30	USD	35,000,000	(842,450)

USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	07/03/2024	CLP	1,020.00	USD	50,000,000	(315,000)

USD versus COP	Call	Goldman Sachs International	07/05/2024	COP	3,925.00	USD	40,000,000	(1,067,840)

USD versus COP	Call	Morgan Stanley and Co. International PLC	07/02/2024	COP	4,030.00	USD	50,000,000	(731,050)

USD versus IDR	Call	Standard Chartered Bank PLC	05/07/2024	IDR	16,325.00	USD	32,000,000	(54,656)

USD versus IDR	Call	Standard Chartered Bank PLC	08/23/2024	IDR	16,290.00	USD	37,500,000	(586,087)

USD versus MXN	Call	Goldman Sachs International	03/31/2025	MXN	18.50	USD	123,750,000	(4,019,029)

USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	3,960,000	(1,081,080)

USD versus ZAR	Call	Goldman Sachs International	10/16/2024	ZAR	21.75	USD	37,500,000	(293,737)

USD versus ZAR	Call	Goldman Sachs International	12/16/2024	ZAR	21.50	USD	15,000,000	(212,970)

USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	10/21/2024	ZAR	22.00	USD	40,000,000	(284,000)

Subtotal – Foreign Currency Call Options Written								(16,365,826)

Currency Risk

AUD versus USD	Put	Goldman Sachs International	01/02/2025	USD	0.64	AUD	75,000,000	(1,098,215)

AUD versus USD	Put	Goldman Sachs International	01/02/2025	USD	0.64	AUD	46,875,000	(686,385)

EUR versus NOK	Put	Merrill Lynch International	05/15/2024	NOK	11.10	EUR	80,000,000	(85)

USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	07/03/2024	CLP	890.00	USD	50,000,000	(105,000)

USD versus CNH	Put	Goldman Sachs International	04/28/2025	CNH	6.89	USD	1,500,000	(737,208)

USD versus COP	Put	Goldman Sachs International	07/05/2024	COP	3,650.00	USD	40,000,000	(41,840)

USD versus COP	Put	Morgan Stanley and Co. International PLC	07/02/2024	COP	3,660.00	USD	50,000,000	(53,900)

USD versus IDR	Put	Standard Chartered Bank PLC	05/07/2024	IDR	14,895.00	USD	32,000,000	(32)

USD versus IDR	Put	Standard Chartered Bank PLC	08/23/2024	IDR	14,925.00	USD	75,000,000	(36,825)

USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	67,500,000	(276,480)

USD versus ZAR	Put	Goldman Sachs International	10/16/2024	ZAR	17.15	USD	37,500,000	(197,625)

Subtotal – Foreign Currency Put Options Written								(3,233,595)

Total – Foreign Currency Options Written								$(19,599,421)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,324,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date		Notional Value	Value

Interest Rate Risk

30 Year Interest Rate Swap	Call	Goldman Sachs International	3.55%	SOFR	Receive	Annually	07/02/2024	USD	135,000,000	$(487,075)

30 Year Interest Rate Swap	Call	Goldman Sachs International	3.75	SOFR	Receive	Annually	07/17/2024	USD	75,000,000	(863,701)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.00	SOFR	Receive	Annually	07/24/2024	USD	80,000,000	(591,454)

10 Year Interest Rate Swap	Call	Merrill Lynch International	3.75	SOFR	Receive	Annually	08/05/2024	USD	40,500,000	(160,808)

30 Year Interest Rate Swap	Call	Toronto-Dominion Bank (The)	3.70	SOFR	Receive	Annually	07/24/2024	USD	75,000,000	(785,544)

Subtotal–Interest Rate Call Swaptions Written										(2,888,582)

Interest Rate Risk

5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.57	SOFR	Pay	Annually	05/01/2024	USD	118,000,000	(4,762,299)

2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	180,000,000	(2,464,898)

5 Year Interest Rate Swap	Put	Goldman Sachs International	4.10	SOFR	Pay	Annually	05/29/2024	USD	200,000,000	(3,427,252)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.10	6 Month EURIBOR	Pay	Semi- Annually	12/06/2024	EUR	75,000,000	(1,056,800)

2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi- Annually	03/15/2039	EUR	200,000,000	(5,527,894)

30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.00	SOFR	Pay	Annually	07/08/2024	USD	75,000,000	(2,083,154)

10 Year Interest Rate Swap	Put	Merrill Lynch International	4.25	SOFR	Pay	Annually	07/08/2024	USD	100,000,000	(1,597,268)

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.95	SOFR	Pay	Annually	07/11/2024	USD	203,000,000	(590,691)

1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.50	SONIA	Pay	At Maturity	03/24/2025	GBP	400,000,000	(2,135,776)

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.60	SOFR	Pay	Annually	07/02/2024	USD	705,000,000	(4,808,227)

Subtotal–Interest Rate Put Swaptions Written										(28,454,259)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(31,342,841)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,324,000.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation

Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/20/2024	BNP Paribas S.A.	NZD	38,950,000	USD	23,954,943	$1,003,734

06/20/2024	Citibank, N.A.	USD	3,875,257	GBP	3,110,000	11,835

06/21/2024	Citibank, N.A.	USD	22,465,000	CLP	21,672,210,150	98,420

06/20/2024	Deutsche Bank AG	AUD	17,200,000	USD	11,339,697	181,320

06/20/2024	Deutsche Bank AG	IDR	373,114,050,000	USD	23,904,542	990,352

06/20/2024	Deutsche Bank AG	MXN	502,597,718	USD	29,682,443	566,887

06/20/2024	Deutsche Bank AG	PEN	171,037,000	USD	46,604,087	1,197,481

06/20/2024	Deutsche Bank AG	ZAR	239,632,807	USD	12,786,470	103,676

07/22/2024	Deutsche Bank AG	JPY	1,431,700,000	USD	10,000,000	810,269

05/03/2024	Goldman Sachs International	BRL	230,427,044	USD	45,272,805	896,761

05/09/2024	Goldman Sachs International	JPY	2,086,080,000	USD	16,400,000	3,159,385

05/10/2024	Goldman Sachs International	IDR	162,500,000,000	USD	10,400,000	407,269

05/20/2024	Goldman Sachs International	AUD	12,375,000	USD	8,318,475	297,588

06/04/2024	Goldman Sachs International	BRL	103,110,244	USD	19,892,587	89,769

06/20/2024	Goldman Sachs International	INR	4,640,681,000	USD	55,850,586	359,186

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco International Bond Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation

Date	Counterparty	Deliver		Receive		(Depreciation)

06/20/2024	Goldman Sachs International	MXN	609,917,000	USD	35,600,000	$267,424

06/20/2024	Goldman Sachs International	PLN	104,357,705	USD	25,900,000	186,810

07/12/2024	Goldman Sachs International	EUR	19,200,000	ZAR	391,516,800	133,412

03/19/2025	Goldman Sachs International	INR	19,429,825,000	USD	230,000,000	584,353

06/04/2024	J.P. Morgan Chase Bank, N.A.	BRL	56,429,132	USD	10,970,000	132,513

06/20/2024	J.P. Morgan Chase Bank, N.A.	AUD	48,037,138	USD	31,696,126	532,377

06/20/2024	J.P. Morgan Chase Bank, N.A.	EUR	115,858,000	USD	127,051,111	3,161,237

06/20/2024	J.P. Morgan Chase Bank, N.A.	GBP	61,796,505	USD	79,073,899	1,836,386

06/20/2024	J.P. Morgan Chase Bank, N.A.	JPY	4,592,295,649	USD	31,082,864	1,748,457

06/20/2024	J.P. Morgan Chase Bank, N.A.	KRW	17,103,799,650	USD	13,066,210	696,730

06/20/2024	J.P. Morgan Chase Bank, N.A.	NZD	19,549,212	USD	11,800,000	280,666

06/20/2024	J.P. Morgan Chase Bank, N.A.	THB	1,066,999,784	USD	29,600,000	700,153

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	33,522,877	CNY	239,635,000	158,903

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	1,702,360	ZAR	32,311,000	7,731

06/21/2024	Merrill Lynch International	CLP	5,428,840,000	USD	5,723,545	71,459

08/02/2024	Merrill Lynch International	COP	17,658,000,000	USD	4,500,000	61,688

10/09/2024	Merrill Lynch International	USD	3,960,000	MXN	69,616,800	2,732

06/20/2024	Morgan Stanley and Co. International PLC	COP	42,977,000,000	USD	11,000,000	124,965

06/20/2024	Morgan Stanley and Co. International PLC	CZK	375,355,000	USD	16,250,182	321,168

06/20/2024	Morgan Stanley and Co. International PLC	EUR	34,000,000	USD	37,052,262	695,206

06/20/2024	Morgan Stanley and Co. International PLC	GBP	5,503,988	USD	6,900,000	20,738

06/20/2024	Morgan Stanley and Co. International PLC	USD	2,709,892	MXN	46,900,000	7,032

06/20/2024	Royal Bank of Canada	EUR	20,835,000	USD	22,324,953	45,563

05/13/2024	Standard Chartered Bank PLC	IDR	207,055,200,000	USD	13,200,000	468,014

06/20/2024	Standard Chartered Bank PLC	HUF	9,027,943,772	USD	24,749,688	194,760

06/20/2024	Standard Chartered Bank PLC	ZAR	1,992,434,973	USD	106,256,399	804,882

06/20/2024	UBS AG	CAD	1,655,000	USD	1,228,015	24,857

06/20/2024	UBS AG	JPY	1,132,400,000	USD	7,645,994	412,513

06/20/2024	UBS AG	THB	446,259,603	USD	12,200,000	112,993

Subtotal–Appreciation						23,969,654

Currency Risk

06/20/2024	Barclays Bank PLC	USD	2,737,915	EUR	2,515,000	(48,563)

06/20/2024	Barclays Bank PLC	USD	11,000,000	ZAR	207,581,055	(13,575)

06/20/2024	BNP Paribas S.A.	USD	14,532,871	NZD	23,630,000	(608,941)

06/20/2024	Citibank, N.A.	COP	28,285,380,595	USD	7,129,899	(27,523)

06/20/2024	Deutsche Bank AG	COP	315,344,134,405	USD	79,341,638	(454,034)

06/20/2024	Deutsche Bank AG	USD	2,369,273	GBP	1,849,000	(58,266)

06/20/2024	Deutsche Bank AG	USD	71,837,491	IDR	1,121,275,479,200	(2,976,188)

06/20/2024	Deutsche Bank AG	USD	4,631	KRW	6,062,741	(246)

06/20/2024	Deutsche Bank AG	USD	38,727,975	MXN	660,395,617	(471,165)

06/20/2024	Deutsche Bank AG	USD	36,265,905	THB	1,285,782,264	(1,440,302)

05/03/2024	Goldman Sachs International	USD	45,435,970	BRL	230,427,044	(1,059,926)

05/06/2024	Goldman Sachs International	MXN	112,299,832	USD	5,833,000	(719,339)

05/16/2024	Goldman Sachs International	ZAR	178,165,625	USD	8,875,000	(581,241)

05/17/2024	Goldman Sachs International	MXN	90,768,000	USD	4,800,000	(486,765)

06/04/2024	Goldman Sachs International	USD	24,562,648	BRL	127,316,800	(110,843)

06/20/2024	Goldman Sachs International	EUR	20,722,901	USD	22,100,000	(59,519)

06/20/2024	Goldman Sachs International	USD	12,630,407	INR	1,049,473,125	(81,228)

07/12/2024	Goldman Sachs International	ZAR	392,632,800	EUR	19,200,000	(192,373)

11/08/2024	Goldman Sachs International	USD	24,500,000	JPY	3,542,700,000	(1,390,410)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco International Bond Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation

Date	Counterparty	Deliver		Receive		(Depreciation)

02/21/2025	Goldman Sachs International	CNY	272,505,600	USD	38,400,000	$(121,464)

03/19/2027	Goldman Sachs International	USD	250,000,000	INR	22,223,750,000	(703,342)

06/20/2024	HSBC Bank USA, N.A.	USD	6,565,910	NOK	68,915,000	(354,517)

06/20/2024	HSBC Bank USA, N.A.	USD	26,694,488	PLN	104,585,000	(925,294)

06/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	44,785,000	USD	6,265,037	(29,697)

06/20/2024	J.P. Morgan Chase Bank, N.A.	EUR	20,734,166	USD	22,100,000	(71,565)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	48,976,464	AUD	74,016,270	(958,940)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	307,393,117	EUR	280,271,000	(7,692,287)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	14,312,801	GBP	11,185,500	(332,396)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	120,477,434	JPY	17,528,979,970	(8,506,800)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	21,848,823	KRW	28,600,327,484	(1,165,046)

06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	8,793,857	MXN	148,919,383	(166,937)

06/20/2024	Merrill Lynch International	USD	11,162,012	AUD	17,200,000	(3,636)

06/21/2024	Merrill Lynch International	USD	10,456,728	CLP	9,918,311,865	(130,553)

07/05/2024	Merrill Lynch International	CLP	22,970,200,000	EUR	22,000,000	(372,343)

06/20/2024	Morgan Stanley and Co. International PLC	EUR	1,453,000	USD	1,549,474	(4,256)

06/20/2024	Morgan Stanley and Co. International PLC	USD	815,853	CZK	18,845,000	(16,125)

06/20/2024	Morgan Stanley and Co. International PLC	USD	24,706,891	KRW	32,362,593,555	(1,302,241)

06/20/2024	Morgan Stanley and Co. International PLC	USD	16,700,000	MXN	281,091,523	(416,329)

06/20/2024	Morgan Stanley and Co. International PLC	USD	6,546,737	THB	232,705,736	(243,868)

06/20/2024	Royal Bank of Canada	GBP	1,000,000	USD	1,239,357	(10,512)

06/20/2024	Standard Chartered Bank PLC	USD	7,015,463	GBP	5,600,000	(16,198)

06/20/2024	Standard Chartered Bank PLC	USD	30,829,438	HUF	11,245,654,000	(242,603)

06/20/2024	Standard Chartered Bank PLC	USD	20,179,242	ZAR	378,385,000	(152,856)

06/20/2024	UBS AG	CAD	4,677,778	USD	3,400,000	(670)

06/20/2024	UBS AG	EUR	20,789,900	USD	22,145,526	(85,637)

06/20/2024	UBS AG	USD	5,494,534	CAD	7,405,000	(111,217)

06/20/2024	UBS AG	USD	4,984,739	EUR	4,550,000	(119,309)

Subtotal–Depreciation						(35,037,085)

Total Forward Foreign Currency Contracts						$(11,067,431)

	Open Centrally Cleared Credit Default Swap Agreements(a)

		(Pay)/
		Receive			Implied			Upfront		Unrealized
	Buy/Sell	Fixed	Payment	Maturity	Credit			Payments Paid		Appreciation
Reference Entity	Protection	Rate	Frequency	Date	Spread(b)	Notional Value		(Received)	Value	(Depreciation)

Credit Risk

Markit iTraxx Europe Crossover Index, Series 41, Version 1	Buy	(5.00)%	Quarterly	06/20/2029	3.182%	EUR	60,950,000	$(5,860,861)	$(5,006,191)	$854,670

UBS AG	Sell	1.00	Quarterly	12/20/2028	0.567	EUR	7,500,000	107,921	149,469	41,548

Subtotal - Appreciation								(5,752,940)	(4,856,722)	896,218

Credit Risk

Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.059	USD	5,000,000	201,977	9,676	(192,301)

Markit CDX North America High Yield Index, Series 41, Version 2	Buy	(5.00)	Quarterly	12/20/2028	3.374	USD	82,179,900	7,370	(4,971,144)	(4,978,514)

Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.573	EUR	7,500,000	(75,841)	(149,067)	(73,226)

Subtotal - Depreciation								133,506	(5,110,535)	(5,244,041)

Total Centrally Cleared Credit Default Swap Agreements								$(5,619,434)	$(9,967,257)	$(4,347,823)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco International Bond Fund

(a)	Centrally cleared swap agreements collateralized by $17,323,457 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of April 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	6 Month EURIBOR	Semi-Annually	2.60%	Annually	01/09/2029	EUR	111,800,000	$–	$ –	$ –

Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	141,000,000	–	25,821	25,821

Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	1,165,000,000	–	53,983	53,983

Receive	6 Month MIBOR Semi-Annually		(6.52)	Semi-Annually	03/19/2027	INR	9,500,000,000	–	55,463	55,463

Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	1,665,000,000	–	149,986	149,986

Receive	TONAR	Annually	(0.53)	Annually	03/12/2029	JPY	9,000,006,432	–	165,411	165,411

Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	50,000,000,000	–	212,074	212,074

Receive	BZDIOVRA	At Maturity	(11.23)	At Maturity	01/02/2029	BRL	235,198,849	–	256,413	256,413

Receive	6 Month MIBOR Semi-Annually		(6.37)	Semi-Annually	03/19/2027	INR	9,500,000,000	–	360,193	360,193

Receive	SOFR	Annually	(4.10)	Annually	05/09/2029	USD	25,000,000	5,195	416,896	411,701

Receive	3 Month JIBAR	Quarterly	(7.42)	Quarterly	05/05/2027	ZAR	370,000,000	–	571,321	571,321

Receive	CORRA	Semi-Annually	(3.51)	Semi-Annually	03/26/2034	CAD	80,000,000	–	1,498,109	1,498,109

Receive	COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	–	2,448,028	2,448,028

Receive	SOFR	Annually	(3.61)	Annually	04/13/2056	USD	73,360,000	(61,469)	3,070,506	3,131,975

Receive	SOFR	Annually	(3.87)	Annually	04/08/2036	USD	176,175,000	61,193	3,418,535	3,357,342

Receive	SOFR	Annually	(3.53)	Annually	09/27/2032	USD	62,000,000	–	3,504,416	3,504,416

Subtotal – Appreciation								4,919	16,207,155	16,202,236

Interest Rate Risk

Pay	EFFR	Annually	3.67	Annually	08/09/2039	USD	200,000,000	(146,990)	(11,870,882)	(11,723,892)

Pay	CORRA	Semi-Annually	3.69	Semi-Annually	03/26/2026	CAD	720,000,000	–	(2,170,010)	(2,170,010)

Pay	28 Day MXN TIIE	28 days	8.86	28 days	03/14/2029	MXN	1,063,880,000	–	(2,109,838)	(2,109,838)

Pay	BZDIOVRA	At Maturity	9.93	At Maturity	01/04/2027	BRL	397,901,409	–	(1,940,731)	(1,940,731)

Pay	SOFR	Annually	3.78	Annually	04/13/2028	USD	230,000,000	(32,775)	(1,593,675)	(1,560,900)

Pay	SOFR	Annually	3.85	Annually	04/08/2028	USD	260,000,000	(32,376)	(1,501,016)	(1,468,640)

Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/06/2027	MXN	1,540,000,000	–	(1,074,343)	(1,074,343)

Pay	SOFR	Annually	3.99	Annually	04/10/2028	USD	275,000,000	32,635	(911,930)	(944,565)

Pay	SOFR	Annually	4.05	Annually	03/19/2027	USD	115,000,000	–	(941,594)	(941,594)

Pay	SONIA	Annually	4.31	Annually	04/17/2026	GBP	78,970,000	–	(835,839)	(835,839)

Pay	28 Day MXN TIIE	28 days	8.87	28 days	03/14/2029	MXN	415,000,000	–	(815,925)	(815,925)

Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	60,845,000,000	–	(717,732)	(717,732)

Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	90,677,160	–	(540,852)	(540,852)

Pay	SOFR	Annually	4.04	Annually	04/13/2028	USD	250,850,000	(60,520)	(599,419)	(538,899)

Pay	28 Day MXN TIIE	28 days	9.13	28 days	02/11/2028	MXN	233,000,000	–	(333,731)	(333,731)

Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	36,300,000,000	–	(284,317)	(284,317)

Pay	SOFR	Annually	4.38	Annually	03/19/2027	USD	107,500,000	–	(242,332)	(242,332)

Receive	6 Month EURIBOR	Semi-Annually	(2.59)	Annually	06/15/2054	EUR	17,002,616	(30)	(208,063)	(208,033)

Pay	28 Day MXN TIIE	28 days	9.71	28 days	04/23/2029	MXN	875,000,000	–	(18,927)	(18,927)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	3 Month JIBAR	Quarterly	(10.00)%	Quarterly	10/26/2033	ZAR	290,000,000	$–	$(12,585)	$(12,585)

Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	13,500,000,000	–	(12,383)	(12,383)

Receive	28 Day MXN TIIE	28 Days	(9.55)	28 Days	04/17/2034	MXN	525,000,000	–	(5,663)	(5,663)

Subtotal – Depreciation								(240,056)	(28,741,787)	(28,501,731)

Total Centrally Cleared Interest Rate Swap Agreements								$(235,137)	$(12,534,632)	$(12,299,495)

(a)	Centrally cleared swap agreements collateralized by $17,323,457 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)

			(Pay)/			Implied			Upfront		Unrealized
		Buy/Sell	Receive	Payment	Maturity	Credit	Notional		Payments Paid		Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Frequency	Date	Spread(b)	Value		(Received)	Value	(Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.313%	EUR	5,000,000	$12,565	$26,557	$13,992

Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	0.210	EUR	10,000,000	213,878	326,237	112,359

Subtotal–Appreciation									226,443	352,794	126,351

Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.313	EUR	5,000,000	8,162	(51,377)	(59,539)

Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 4	Buy	(5.00)	Quarterly	12/20/2026	0.130	USD	24,724,038	(2,677,941)	(2,955,929)	(277,988)

J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 3	Buy	(5.00)	Quarterly	12/20/2027	0.302	USD	19,994,615	(2,677,809)	(3,061,748)	(383,939)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 40, Version 1	Sell	5.00	Quarterly	12/20/2028	6.635	EUR	15,000,000	(654,103)	(1,037,943)	(383,840)

Subtotal–Depreciation									(6,001,691)	(7,106,997)	(1,105,306)

Total Open Over-The-Counter Credit Default Swap Agreements									$(5,775,248)	$(6,754,203)	$(978,955)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,324,000.
(b)

Implied credit spreads represent the current level, as of April 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Interest Rate Risk

Morgan Stanley and Co. International PLC	Receive	EFFR	Annually	(3.67)%	Annually	08/09/2039	USD $200,000,000	$–	$11,870,882	$11,870,882

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $43,324,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco International Bond Fund

Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
BZDIOVRA	– Brazil Ceptip DI Interbank Deposit Rate
CAD	– Canadian Dollar
CLP	– Chile Peso
CNH	– Chinese Renminbi
CNY	– Chinese Yuan Renminbi
COOVIBR	– Colombia IBR Overnight Nominal Interbank Reference Rate
COP	– Colombia Peso
CORRA	– Canadian Overnight Repo Rate Average
CZK	– Czech Koruna
EFFR	– Effective Federal Funds Rate
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JIBAR	– Johannesburg Interbank Average Rate
JPY	– Japanese Yen
KRW	– South Korean Won
KWCDC	– South Korean Won Certificate of Deposit
MIBOR	– Mumbai Interbank Offered Rate
MXN	– Mexican Peso
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PLN	– Polish Zloty
PRIBOR	– Prague Interbank Offerred Rate
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
THB	– Thai Baht
TIIE	– Interbank Equilibrium Interest Rate
TONAR	– Tokyo Overnight Average Rate
TRY	– Turkish Lira
USD	– U.S. Dollar
ZAR	– South African Rand

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2024

Non-U.S. Dollar Denominated Bonds & Notes	54.20%
U.S. Dollar Denominated Bonds & Notes	16.89
U.S. Treasury Securities	10.57
Asset-Backed Securities	8.01
Common Stocks & Other Equity Interests	3.50
Open Over-The-Counter Interest Rate Swaptions Purchased	1.88
Security Types Each Less Than 1% of Portfolio	0.94
Money Market Funds Plus Other Assets Less Liabilities	4.01

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco International Bond Fund

Consolidated Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,108,143,298)*	$1,023,867,989

Investments in affiliated money market funds, at value (Cost $9,166,219)	9,166,104

Other investments:
Variation margin receivable – futures contracts	6,715,986

Swaps receivable – OTC	163,242

Unrealized appreciation on swap agreements – OTC	11,997,233

Unrealized appreciation on forward foreign currency contracts outstanding	23,969,654

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	17,323,457

Cash collateral – OTC Derivatives	43,324,000

Cash	40,002,318

Foreign currencies, at value (Cost $17,672,855)	17,277,051

Receivable for:
Investments sold	9,045,110

Fund shares sold	390,267

Dividends	62,837

Interest	15,696,854

Investment for trustee deferred compensation and retirement plans	327,456

Other assets	74,707

Total assets	1,219,404,265

Liabilities:
Other investments:
Options written, at value (premiums received $42,927,828)	52,603,161

Variation margin payable – centrally cleared swap agreements	176,550

Premiums received on swap agreements – OTC	5,775,248

Unrealized depreciation on forward foreign currency contracts outstanding	35,037,085

Swaps payable – OTC	267,057

Unrealized depreciation on swap agreements – OTC	1,105,306

Payable for:
Investments purchased	52,600,812

Dividends	794,784

Fund shares reacquired	1,111,640

Collateral upon return of securities loaned	1,506,235

Accrued fees to affiliates	525,709

Accrued other operating expenses	258,304

Trustee deferred compensation and retirement plans	327,456

Collateral due to broker – OTC Derivatives	644,384

Total liabilities	152,733,731

Net assets applicable to shares outstanding	$1,066,670,534

Net assets consist of:
Shares of beneficial interest	$1,425,643,533

Distributable earnings (loss)	(358,972,999)

$1,066,670,534

Net Assets:
Class A	$388,668,960

Class C	$13,392,041

Class R	$36,444,614

Class Y	$415,762,309

Class R5	$1,306,943

Class R6	$211,095,667

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	92,525,079

Class C	3,199,586

Class R	8,699,680

Class Y	99,024,210

Class R5	310,665

Class R6	50,358,088

Class A:
Net asset value per share	$4.20

Maximum offering price per share (Net asset value of $4.20 ÷ 95.75%)	$4.39

Class C:
Net asset value and offering price per share	$4.19

Class R:
Net asset value and offering price per share	$4.19

Class Y:
Net asset value and offering price per share	$4.20

Class R5:
Net asset value and offering price per share	$4.21

Class R6:
Net asset value and offering price per share	$4.19

*	At April 30, 2024, securities with an aggregate value of $1,462,116 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco International Bond Fund

Consolidated Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $367,195)	$36,464,111

Dividends from affiliated money market funds (includes net securities lending income of $9,809)	520,141

Total investment income	36,984,252

Expenses:
Advisory fees	3,901,630

Administrative services fees	88,959

Custodian fees	232,526

Distribution fees:
Class A	504,427

Class C	72,335

Class R	96,837

Transfer agent fees – A, C, R and Y	886,019

Transfer agent fees – R5	629

Transfer agent fees – R6	49,572

Trustees’ and officers’ fees and benefits	13,111

Registration and filing fees	45,550

Reports to shareholders	189,997

Professional services fees	60,442

Other	11,836

Total expenses	6,153,870

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(654,411)

Net expenses	5,499,459

Net investment income	31,484,793

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,947,145)

Affiliated investment securities	4,640

Foreign currencies	(2,887,093)

Forward foreign currency contracts	(6,484,144)

Futures contracts	1,553,761

Option contracts written	23,553,897

Swap agreements	(670,724)

7,123,192

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	53,377,253

Affiliated investment securities	(1,304)

Foreign currencies	255,920

Forward foreign currency contracts	(15,155,578)

Futures contracts	575,410

Option contracts written	(19,797,543)

Swap agreements	(3,431,804)

15,822,354

Net realized and unrealized gain	22,945,546

Net increase in net assets resulting from operations	$54,430,339

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco International Bond Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30, 2024	October 31, 2023

Operations:

Net investment income	$31,484,793	$67,993,807

Net realized gain (loss)	7,123,192	(72,822,919)

Change in net unrealized appreciation	15,822,354	128,427,764

Net increase in net assets resulting from operations	54,430,339	123,598,652

Distributions to shareholders from distributable earnings:

Class A	(10,095,749)	(3,990,702)

Class C	(301,033)	(124,362)

Class R	(901,497)	(347,746)

Class Y	(11,283,056)	(4,555,496)

Class R5	(32,505)	(10,546)

Class R6	(8,427,110)	(3,296,864)

Total distributions from distributable earnings	(31,040,950)	(12,325,716)

Return of capital:

Class A	–	(15,235,988)

Class C	–	(474,796)

Class R	–	(1,327,651)

Class Y	–	(17,392,299)

Class R5	–	(40,262)

Class R6	–	(12,587,001)

Total return of capital	–	(47,057,997)

Total distributions	(31,040,950)	(59,383,713)

Share transactions–net:

Class A	(27,183,768)	(63,170,758)

Class C	(1,614,409)	(3,654,656)

Class R	(2,538,437)	(4,724,501)

Class Y	(25,950,296)	(86,721,980)

Class R5	181,609	112,045

Class R6	(149,148,163)	52,649,973

Net increase (decrease) in net assets resulting from share transactions	(206,253,464)	(105,509,877)

Net increase (decrease) in net assets	(182,864,075)	(41,294,938)

Net assets:

Beginning of period	1,249,534,609	1,290,829,547

End of period	$1,066,670,534	$1,249,534,609

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco International Bond Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/24	$4.15	$0.11	$0.05	$0.16	$(0.11)	$–	$(0.11)	$4.20	3.70%	$388,669	1.04	%(e)	1.19	%(e)	4.97	%(e)	44%
Year ended 10/31/23	3.96	0.21	0.17	0.38	(0.04)	(0.15)	(0.19)	4.15	9.40 (f)	409,561	1.03	(f)	1.14	(f)	4.95	(f)	78
Year ended 10/31/22	5.08	0.15	(1.13)	(0.98)	–	(0.14)	(0.14)	3.96	(19.50)	449,632	1.16	(g)	1.18	(g)	3.21	(g)	90
Year ended 10/31/21	5.41	0.15	(0.33)	(0.18)	–	(0.15)	(0.15)	5.08	(3.54)	690,866	1.01		1.07		2.73		197
Year ended 10/31/20	5.53	0.17	(0.10)	0.07	(0.12)	(0.07)	(0.19)	5.41	1.35	894,798	1.00		1.04		3.17		162
One month ended 10/31/19	5.41	0.02	0.12	0.14	–	(0.02)	(0.02)	5.53	2.60	1,043,265	1.01	(e)	1.03	(e)	4.60	(e)	7
Year ended 09/30/19	5.47	0.28	(0.06)	0.22	–	(0.28)	(0.28)	5.41	4.15	1,039,683	0.99		1.02		5.15		105
Class C
Six months ended 04/30/24	4.13	0.09	0.06	0.15	(0.09)	–	(0.09)	4.19	3.57	13,392	1.79	(e)	1.94	(e)	4.22	(e)	44
Year ended 10/31/23	3.94	0.18	0.16	0.34	(0.03)	(0.12)	(0.15)	4.13	8.61	14,744	1.79		1.90		4.19		78
Year ended 10/31/22	5.06	0.11	(1.12)	(1.01)	–	(0.11)	(0.11)	3.94	(20.21)	17,454	1.91	(g)	1.93	(g)	2.46	(g)	90
Year ended 10/31/21	5.39	0.11	(0.33)	(0.22)	–	(0.11)	(0.11)	5.06	(4.29)	30,414	1.76		1.82		1.98		197
Year ended 10/31/20	5.51	0.13	(0.10)	0.03	(0.09)	(0.06)	(0.15)	5.39	0.58	64,440	1.75		1.79		2.42		162
One month ended 10/31/19	5.39	0.02	0.12	0.14	–	(0.02)	(0.02)	5.51	2.55	113,329	1.77	(e)	1.79	(e)	3.84	(e)	7
Year ended 09/30/19	5.45	0.24	(0.06)	0.18	–	(0.24)	(0.24)	5.39	3.36	116,134	1.74		1.77		4.39		105
Class R
Six months ended 04/30/24	4.13	0.10	0.06	0.16	(0.10)	–	(0.10)	4.19	3.82	36,445	1.29	(e)	1.44	(e)	4.72	(e)	44
Year ended 10/31/23	3.95	0.20	0.15	0.35	(0.04)	(0.13)	(0.17)	4.13	8.87	38,381	1.29		1.40		4.69		78
Year ended 10/31/22	5.06	0.14	(1.12)	(0.98)	–	(0.13)	(0.13)	3.95	(19.59)	40,962	1.41	(g)	1.43	(g)	2.96	(g)	90
Year ended 10/31/21	5.39	0.14	(0.34)	(0.20)	–	(0.13)	(0.13)	5.06	(3.80)	60,913	1.26		1.32		2.48		197
Year ended 10/31/20	5.51	0.15	(0.10)	0.05	(0.10)	(0.07)	(0.17)	5.39	1.09	79,763	1.25		1.29		2.92		162
One month ended 10/31/19	5.39	0.02	0.12	0.14	–	(0.02)	(0.02)	5.51	2.59	99,080	1.27	(e)	1.29	(e)	4.34	(e)	7
Year ended 09/30/19	5.45	0.27	(0.06)	0.21	–	(0.27)	(0.27)	5.39	3.88	98,380	1.24		1.27		4.90		105
Class Y
Six months ended 04/30/24	4.14	0.11	0.06	0.17	(0.11)	–	(0.11)	4.20	4.08	415,762	0.79	(e)	0.94	(e)	5.22	(e)	44
Year ended 10/31/23	3.96	0.22	0.16	0.38	(0.04)	(0.16)	(0.20)	4.14	9.40	435,275	0.79		0.90		5.19		78
Year ended 10/31/22	5.08	0.16	(1.12)	(0.96)	–	(0.16)	(0.16)	3.96	(19.28)	497,025	0.91	(g)	0.93	(g)	3.46	(g)	90
Year ended 10/31/21	5.40	0.16	(0.32)	(0.16)	–	(0.16)	(0.16)	5.08	(3.11)	936,624	0.76		0.82		2.98		197
Year ended 10/31/20	5.53	0.18	(0.11)	0.07	(0.12)	(0.08)	(0.20)	5.40	1.41	1,105,508	0.75		0.79		3.42		162
One month ended 10/31/19	5.41	0.02	0.12	0.14	–	(0.02)	(0.02)	5.53	2.62	1,623,640	0.77	(e)	0.79	(e)	4.84	(e)	7
Year ended 09/30/19	5.47	0.29	(0.05)	0.24	–	(0.30)	(0.30)	5.41	4.40	1,611,797	0.74		0.77		5.39		105
Class R5
Six months ended 04/30/24	4.15	0.11	0.06	0.17	(0.11)	–	(0.11)	4.21	4.08	1,307	0.79	(e)	0.84	(e)	5.22	(e)	44
Year ended 10/31/23	3.96	0.22	0.17	0.39	(0.04)	(0.16)	(0.20)	4.15	9.66	1,118	0.78		0.81		5.20		78
Year ended 10/31/22	5.08	0.15	(1.11)	(0.96)	–	(0.16)	(0.16)	3.96	(19.23)	964	0.84	(g)	0.84	(g)	3.53	(g)	90
Year ended 10/31/21	5.41	0.16	(0.32)	(0.16)	–	(0.17)	(0.17)	5.08	(3.16)	70	0.64		0.64		3.10		197
Year ended 10/31/20	5.53	0.19	(0.11)	0.08	(0.12)	(0.08)	(0.20)	5.41	1.71	10	0.61		0.62		3.56		162
One month ended 10/31/19	5.41	0.02	0.12	0.14	–	(0.02)	(0.02)	5.53	2.62	10	0.68	(e)	0.68	(e)	4.93	(e)	7
Period ended 09/30/19(h)	5.41	0.11	(0.01)	0.10	–	(0.10)	(0.10)	5.41	1.74	10	0.65	(e)	0.67	(e)	5.48	(e)	105
Class R6
Six months ended 04/30/24	4.14	0.11	0.05	0.16	(0.11)	–	(0.11)	4.19	3.85	211,096	0.77	(e)	0.77	(e)	5.24	(e)	44
Year ended 10/31/23	3.95	0.22	0.17	0.39	(0.04)	(0.16)	(0.20)	4.14	9.75	350,456	0.74		0.74		5.24		78
Year ended 10/31/22	5.07	0.17	(1.13)	(0.96)	–	(0.16)	(0.16)	3.95	(19.25)	284,792	0.78	(g)	0.78	(g)	3.59	(g)	90
Year ended 10/31/21	5.40	0.17	(0.33)	(0.16)	–	(0.17)	(0.17)	5.07	(3.17)	469,683	0.64		0.65		3.10		197
Year ended 10/31/20	5.52	0.19	(0.10)	0.09	(0.13)	(0.08)	(0.21)	5.40	1.75	574,695	0.61		0.62		3.56		162
One month ended 10/31/19	5.40	0.02	0.12	0.14	–	(0.02)	(0.02)	5.52	2.64	878,616	0.60	(e)	0.62	(e)	5.01	(e)	7
Year ended 09/30/19	5.46	0.30	(0.06)	0.24	–	(0.30)	(0.30)	5.40	4.55	857,498	0.60		0.62		5.53		105

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.01% and 0.01% for the one month ended October 31, 2019 and the year ended September 30, 2019, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2023.
(g)	Ratios include interest, facilities and maintenance fees of 0.15% for the year ended October 31, 2022.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco International Bond Fund

Notes to Consolidated Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco International Bond Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Susbsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.

 The Fund’s investment objective is to seek total return.

 The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

24	Invesco International Bond Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

J.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”).

25	Invesco International Bond Fund

Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

N.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the

26	Invesco International Bond Fund

value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

O.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.

Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Q.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and

27	Invesco International Bond Fund

thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

R.

LIBOR Transition Risk – The Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.

The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.

While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact the Fund. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect the Fund’s performance or NAV.

S.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

T.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

28	Invesco International Bond Fund

U.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.500%

Next $10 billion	0.480%

Over $15 billion	0.450%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

 For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.

 The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

 The Adviser has contractually agreed, through at least February 28, 2025, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.04%, 1.79%, 1.29%, 0.79%, 0.79%, and 0.79%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

 Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

 For the six months ended April 30, 2024, the Adviser waived advisory fees of $9,964 and reimbursed class level expenses of $277,421, $10,107, $27,057, $305,516, $305 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

 The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

 Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the

29	Invesco International Bond Fund

shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $7,662 in front-end sales commissions from the sale of Class A shares and $288 and $222 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$578,160,333	$–	$578,160,333

U.S. Dollar Denominated Bonds & Notes	–	180,148,050	–	180,148,050

U.S. Treasury Securities	–	112,692,231	–	112,692,231

Asset-Backed Securities	–	72,254,419	13,189,998	85,444,417

Common Stocks & Other Equity Interests	37,355,364	–	–	37,355,364

Money Market Funds	7,659,933	1,506,171	–	9,166,104

Options Purchased	–	30,067,594	–	30,067,594

Total Investments in Securities	45,015,297	974,828,798	13,189,998	1,033,034,093

Other Investments - Assets*

Forward Foreign Currency Contracts	–	23,969,654	–	23,969,654

Swap Agreements	–	29,095,687	–	29,095,687

	–	53,065,341	–	53,065,341

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(35,037,085)	–	(35,037,085)

Options Written	–	(52,603,161)	–	(52,603,161)

Swap Agreements	–	(34,851,078)	–	(34,851,078)

	–	(122,491,324)	–	(122,491,324)

Total Other Investments	–	(69,425,983)	–	(69,425,983)

Total Investments	$45,015,297	$905,402,815	$13,189,998	$963,608,110

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

 A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

 The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2024:

	Value 10/31/23	Purchases at Cost	Proceeds from Sales		Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/24

Asset-Backed Securities	$14,327,403	$–	.$	–	$–	$–	$(1,137,405)	$–	$–	$13,189,998

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

 For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

30	Invesco International Bond Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on swap agreements – Centrally Cleared(a)	$896,218	$–	$16,202,236	$17,098,454

Unrealized appreciation on forward foreign currency contracts outstanding	–	23,969,654	–	23,969,654

Unrealized appreciation on swap agreements – OTC	126,351	–	11,870,882	11,997,233

Options purchased, at value – OTC(b)	–	9,901,202	20,166,392	30,067,594

Total Derivative Assets	1,022,569	33,870,856	48,239,510	83,132,935

Derivatives not subject to master netting agreements	(896,218)	–	(16,202,236)	(17,098,454)

Total Derivative Assets subject to master netting agreements	$126,351	$33,870,856	$32,037,274	$66,034,481

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on swap agreements – Centrally Cleared(a)	$(5,244,041)	$–	$(28,501,731)	$(33,745,772)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(35,037,085)	–	(35,037,085)

Unrealized depreciation on swap agreements – OTC	(1,105,306)	–	–	(1,105,306)

Options written, at value – OTC	(1,660,899)	(19,599,421)	(31,342,841)	(52,603,161)

Total Derivative Liabilities	(8,010,246)	(54,636,506)	(59,844,572)	(122,491,324)

Derivatives not subject to master netting agreements	5,244,041	–	28,501,731	33,745,772

Total Derivative Liabilities subject to master netting agreements	$(2,766,205)	$(54,636,506)	$(31,342,841)	$(88,745,552)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$–	$–	$–	$–	$(62,138)	$–	$–	$(62,138)	$(62,138)	$–	$–	$(62,138)

BNP Paribas S.A.	1,003,734	3,017,069	–	4,020,803	(608,941)	(4,762,299)	–	(5,371,240)	(1,350,437)	–	1,120,000	(230,437)

Citibank, N.A.	110,255	–	20,271	130,526	(27,523)	–	(65,818)	(93,341)	37,185	–	(37,185)	–

Deutsche Bank AG	3,849,985	2,703,564	–	6,553,549	(5,400,201)	(2,953,681)	–	(8,353,882)	(1,800,333)	–	1,800,333	–

Goldman Sachs International	6,381,957	4,777,772	175,144	11,334,873	(5,506,450)	(19,247,545)	(422,168)	(25,176,163)	(13,841,290)	–	13,841,290	–

HSBC Bank USA, N.A.	–	–	–	–	(1,279,811)	–	–	(1,279,811)	(1,279,811)	–	1,190,000	(89,811)

J.P. Morgan Chase Bank, N.A.	9,255,153	17,797,474	94,178	27,146,805	(18,923,668)	(11,360,968)	(884,378)	(31,169,014)	(4,022,209)	–	4,022,209	–

Merrill Lynch International	135,879	997,335	–	1,133,214	(506,532)	(4,495,880)	–	(5,002,412)	(3,869,198)	–	2,910,000	(959,198)

Morgan Stanley and Co. International PLC	1,169,109	699,948	11,870,882	13,739,939	(1,982,819)	(8,319,644)	–	(10,302,463)	3,437,476	–	–	3,437,476

Royal Bank of Canada	45,563	–	–	45,563	(10,512)	–	–	(10,512)	35,051	–	–	35,051

Standard Chartered Bank PLC	1,467,656	74,432	–	1,542,088	(411,657)	(677,600)	–	(1,089,257)	452,831	–	–	452,831

Toronto-Dominion Bank (The)	–	–	–	–	–	(785,544)	–	(785,544)	(785,544)	–	785,544	–

UBS AG	550,363	–	–	550,363	(316,833)	–	–	(316,833)	233,530	–	–	233,530

Total	$23,969,654	$30,067,594	$12,160,475	$66,197,723	$(35,037,085)	$(52,603,161)	$(1,372,364)	$(89,012,610)	$(22,814,887)	$–	$25,632,191	$2,817,304

31	Invesco International Bond Fund

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):

Forward foreign currency contracts	$–	$(6,484,144)	$–	$(6,484,144)

Futures contracts	–	–	1,553,761	1,553,761

Options purchased(a)	–	(6,205,017)	(1,513,187)	(7,718,204)

Options written	–	17,651,347	5,902,550	23,553,897

Swap agreements	(5,350,717)	–	4,679,993	(670,724)

Change in Net Unrealized Appreciation (Depreciation):

Forward foreign currency contracts	–	(15,155,578)	–	(15,155,578)

Futures contracts	–	–	575,410	575,410

Options purchased(a)	406,765	3,320,048	3,582,242	7,309,055

Options written	(1,009,393)	(1,484,342)	(17,303,808)	(19,797,543)

Swap agreements	(5,775,253)	–	2,343,449	(3,431,804)

Total	$(11,728,598)	$(8,357,686)	$(179,590)	$(20,265,874)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Foreign Currency Options Purchased	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$2,804,969,864	$659,865,585	$371,537,213	$1,348,524,440	$2,601,255,412	$1,299,686,158	$2,427,460,131

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $24,041.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund had a capital loss carryforward as of October 31, 2023, as follows:

	Capital Loss Carryforward*
Expiration		Short-Term	Long-Term	Total

Not subject to expiration		$200,602,146	$51,168,234	$251,770,380

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

32	Invesco International Bond Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $417,286,919 and $488,365,730, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$84,944,006

Aggregate unrealized (depreciation) of investments	(198,639,634)

Net unrealized appreciation (depreciation) of investments	$(113,695,628)

 Cost of investments for tax purposes is $1,071,528,490.

NOTE 10–Share Information

		Summary of Share Activity

	Six months ended		Year ended
	April 30, 2024(a)		October 31, 2023
	Shares	Amount	Shares	Amount

Sold:

Class A	2,793,805	$12,160,902	5,240,826	$22,502,818

Class C	210,477	908,825	380,326	1,625,996

Class R	692,008	2,999,051	1,008,632	4,318,474

Class Y	9,654,844	42,010,113	21,710,668	93,548,744

Class R5	57,190	250,141	58,516	253,566

Class R6	3,678,988	15,918,626	27,187,620	115,228,476

Issued as reinvestment of dividends:

Class A	1,928,361	8,384,963	3,706,065	15,942,298

Class C	60,479	262,211	120,181	515,001

Class R	205,721	892,180	388,397	1,665,068

Class Y	1,934,505	8,407,708	3,836,793	16,491,201

Class R5	7,422	32,292	11,684	50,318

Class R6	1,865,626	8,120,913	3,531,830	15,156,966

Automatic conversion of Class C shares to Class A shares:

Class A	249,542	1,085,908	458,185	1,971,834

Class C	(250,582)	(1,085,908)	(459,908)	(1,971,834)

Reacquired:

Class A	(11,230,199)	(48,815,541)	(24,206,556)	(103,587,708)

Class C	(390,434)	(1,699,537)	(897,168)	(3,823,819)

Class R	(1,481,729)	(6,429,668)	(2,491,619)	(10,708,043)

Class Y	(17,609,546)	(76,368,117)	(46,146,891)	(196,761,925)

Class R5	(23,093)	(100,824)	(44,307)	(191,839)

Class R6	(39,845,679)	(173,187,702)	(18,101,341)	(77,735,469)

Net increase (decrease) in share activity	(47,492,294)	$(206,253,464)	(24,708,067)	$(105,509,877)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33	Invesco International Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,037.00	$5.27	$1,019.69	$5.22	1.04%
Class C	1,000.00	1,035.70	9.06	1,015.96	8.97	1.79
Class R	1,000.00	1,038.20	6.54	1,018.45	6.47	1.29
Class Y	1,000.00	1,040.80	4.01	1,020.93	3.97	0.79
Class R5	1,000.00	1,040.80	4.01	1,020.93	3.97	0.79
Class R6	1,000.00	1,038.50	3.90	1,021.03	3.87	0.77

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

34	Invesco International Bond Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against/ Withheld

(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

35	Invesco International Bond Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-IBD-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Macro Allocation Strategy Fund

Nasdaq:

A: GMSDX ∎ C: GMSEX ∎ R: GMSJX ∎ Y: GMSHX ∎ R5: GMSKX ∎ R6: GMSLX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
11	Consolidated Financial Statements
14	Consolidated Financial Highlights
15	Notes to Consolidated Financial Statements
24	Fund Expenses
25	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.31%
Class C Shares	6.02
Class R Shares	6.31
Class Y Shares	6.51
Class R5 Shares	6.50
Class R6 Shares	6.52
Bloomberg 3-month Treasury Bellwether Index▼ (Broad Market*/Style-Specific Index)	2.68
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)*	4.97

Source(s): ▼RIMES Technologies Corp.

*Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg 3-month Treasury Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

The Bloomberg 3-month Treasury Bellwether Index measures the performance of treasury bills with maturities of less than three months.

 The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Macro Allocation Strategy Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges

Class A Shares
Inception (8/28/13)	1.13%
10 Years	1.24
5 Years	-1.93
1 Year	0.10

Class C Shares
Inception (8/28/13)	1.11%
10 Years	1.20
5 Years	-1.56
1 Year	4.15

Class R Shares
Inception (8/28/13)	1.44%
10 Years	1.57
5 Years	-1.06
1 Year	5.59

Class Y Shares
Inception (9/26/12)	2.22%
10 Years	2.08
5 Years	-0.59
1 Year	6.09

Class R5 Shares
Inception (8/28/13)	1.94%
10 Years	2.08
5 Years	-0.57
1 Year	6.22

Class R6 Shares
Inception (8/28/13)	1.93%
10 Years	2.07
5 Years	-0.59
1 Year	6.09

On August 28, 2013, Class H1 shares converted to Class Y shares.

 Class A, Class C and Class R shares incepted on August 28, 2013. Performance shown prior to that date is that of Class Y shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class A, Class C and Class R shares.

 Class R5 shares and Class R6 shares incepted on August 28, 2013. Performance shown prior to that date is that of Class Y shares at net asset value.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Macro Allocation Strategy Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Macro Allocation Strategy Fund

Consolidated Schedule of Investments

April 30, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–29.30%
U.S. Treasury Floating Rate Notes–29.30%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.57%	01/31/2026	$23,030	$ 23,082,503
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	5.47%	04/30/2026	24,000	23,994,819
Total U.S. Treasury Securities (Cost $47,030,000)				47,077,322

			Shares
Exchange-Traded Funds–4.04%
Invesco Short Term Treasury ETF(b) (Cost $6,489,480)			61,500	6,484,560

Money Market Funds–55.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(b)(c)			37,742,901	37,742,901
Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(b)(c)			14,649,419	14,653,813
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.52%(b)(c)			12,939,382	12,939,382
Invesco Treasury Portfolio, Institutional Class, 5.22%(b)(c)			23,194,173	23,194,173
Total Money Market Funds (Cost $88,527,150)				88,530,269

Options Purchased–0.29%
(Cost $1,065,894)(d)				465,348
TOTAL INVESTMENTS IN SECURITIES–88.74% (Cost $143,112,524)				142,557,499
OTHER ASSETS LESS LIABILITIES–11.26%				18,084,971
NET ASSETS–100.00%				$160,642,470

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2024	Dividend Income
Invesco Short Term Treasury ETF	$6,490,710	$-	$-	$(6,150)	$-	$6,484,560	$ 169,356
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	35,477,548	22,079,836	(19,814,483)	-	-	37,742,901	958,398
Invesco Liquid Assets Portfolio, Institutional Class	13,036,207	15,771,312	(14,153,202)	(987)	483	14,653,813	370,599
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	13,384,742	30,359,297	(30,804,657)	-	-	12,939,382	349,305
Invesco Treasury Portfolio, Institutional Class	20,605,197	25,234,099	(22,645,123)	-	-	23,194,173	567,609
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	58,236,645	(58,236,645)	-	-	-	22,791*
Invesco Private Prime Fund	-	107,867,454	(107,866,329)	-	(1,125)	-	62,413*
Total	$88,994,404	$259,548,643	$(253,520,439)	$(7,137)	$ (642)	$95,014,829	$2,500,471

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(d)	The table below details options purchased.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Mini Index	Put	07/19/2024	38	USD 453.00	USD 1,721,400	$ 8,227
S&P 500 Mini Index	Put	08/16/2024	38	USD 465.00	USD 1,767,000	16,397
S&P 500 Mini Index	Put	10/18/2024	38	USD 437.00	USD 1,660,600	15,257
S&P 500 Mini Index	Put	11/15/2024	38	USD 429.00	USD 1,630,200	16,815
S&P 500 Mini Index	Put	12/20/2024	38	USD 465.00	USD 1,767,000	36,195
S&P 500 Mini Index	Put	01/17/2025	38	USD 480.00	USD 1,824,000	50,255
S&P 500 Mini Index	Put	03/21/2025	38	USD 520.00	USD 1,976,000	104,253
S&P 500 Mini Index	Put	02/21/2025	38	USD 493.00	USD 1,873,400	67,089
S&P 500 Mini Index	Put	04/17/2025	38	USD 535.00	USD 2,033,000	128,687
S&P 500 Mini Index	Put	05/17/2024	38	USD 420.00	USD 1,596,000	437
S&P 500 Mini Index	Put	06/21/2024	38	USD 425.00	USD 1,615,000	2,071
S&P 500 Mini Index	Put	09/20/2024	38	USD 460.00	USD 1,748,000	19,665
Total Index Options Purchased						$465,348

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Brent Crude	32	June-2024	$2,739,520	$156,755	$156,755

Cocoa	2	July-2024	185,660	65,868	65,868

Coffee ‘C’	13	July-2024	1,056,169	115,992	115,992

Cotton No. 2	44	December-2024	1,690,260	(122,911)	(122,911)

Gasoline Reformulated Blendstock Oxygenate Blending	27	May-2024	3,051,821	(63,903)	(63,903)

Live Cattle	7	December-2024	509,040	(16,301)	(16,301)

Low Sulphur Gas Oil	48	May-2024	3,715,200	(294,790)	(294,790)

New York Harbor Ultra-Low Sulfur Diesel	28	May-2024	2,972,458	(84,080)	(84,080)

Soybean	16	July-2024	930,400	(112,422)	(112,422)

Soybean Oil	8	July-2024	206,448	(29,131)	(29,131)

Sugar No. 11	60	February-2025	1,325,856	(195,075)	(195,075)

WTI Crude	21	September-2024	1,663,410	2,047	2,047

Subtotal				(577,951)	(577,951)

Equity Risk

E-Mini Russell 2000 Index	30	June-2024	2,978,400	(178,178)	(178,178)

EURO STOXX 50 Index	114	June-2024	5,957,733	(745)	(745)

FTSE 100 Index	76	June-2024	7,747,786	227,417	227,417

MSCI Emerging Markets Index	88	June-2024	4,584,800	(43,837)	(43,837)

S&P/TSX 60 Index	33	June-2024	6,258,889	(62,608)	(62,608)

Tokyo Stock Price Index	61	June-2024	10,624,671	167,139	167,139

Subtotal				109,188	109,188

Interest Rate Risk

Australia 10 Year Bonds	137	June-2024	9,986,923	(322,802)	(322,802)

Japan 10 Year Bonds	16	June-2024	14,659,354	(97,610)	(97,610)

Long Gilt	41	June-2024	4,906,958	(140,331)	(140,331)

Subtotal				(560,743)	(560,743)

Subtotal–Long Futures Contracts				(1,029,506)	(1,029,506)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)–(continued)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Corn	78	July-2024	$(1,742,325)	$188,447	$188,447

Gold 100 Oz.	15	June-2024	(3,454,350)	(181,388)	(181,388)

Kansas City Wheat	76	July-2024	(2,413,950)	(89,276)	(89,276)

Lean Hogs	4	December-2024	(123,520)	(77)	(77)

LME Nickel	15	June-2024	(1,725,210)	(98,748)	(98,748)

Natural Gas	73	November-2024	(2,574,710)	17,612	17,612

Silver	28	July-2024	(3,731,560)	160,656	160,656

Soybean Meal	9	July-2024	(316,710)	(14,163)	(14,163)

Wheat	61	July-2024	(1,839,913)	86,105	86,105

Subtotal				69,168	69,168

Equity Risk

E-Mini S&P 500 Index	98	June-2024	(24,828,300)	614,296	614,296

MSCI EAFE Index	190	June-2024	(21,541,250)	551,303	551,303

Subtotal				1,165,599	1,165,599

Interest Rate Risk

Canada 10 Year Bonds	94	June-2024	(7,988,276)	184,363	184,363

Euro-Bund	18	June-2024	(2,498,786)	50,397	50,397

U.S. Treasury Long Bonds	40	June-2024	(4,552,500)	228,690	228,690

Subtotal				463,450	463,450

Subtotal–Short Futures Contracts				1,698,217	1,698,217

Total Futures Contracts				$668,711	$668,711

(a)	Futures contracts collateralized by $12,434,000 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Barclays Bank PLC	Receive	Barclays Commodity Strategy 1756 Excess Return Index	(0.42)%	Monthly	69,400	March–2025	USD	15,420,153	$–	$51,606	$51,606

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	1,800	February–2025	USD	205,293	–	12,327	12,327

Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	(0.32)	Monthly	177,450	April–2025	USD	53,331,480	–	355,468	355,468

Subtotal – Appreciation									–	419,401	419,401

Commodity Risk

Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminum type A Excess Return Index	(0.14)	Monthly	(32,200)	December–2024	USD	1,998,016	–	(20,344)	(20,344)

Total – Total Return Swap Agreements									$–	$399,057	$399,057

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

BNP Paribas S.A.	Receive	MSCI EAFE Momentum Index	SOFR - 0.100%	Monthly	315	May–2024	USD	2,376,417	$–	$ 21,429	$ 21,429

BNP Paribas S.A.	Receive	MSCI EAFE Momentum Index	SOFR - 0.130%	Monthly	625	May–2024	USD	4,715,113	–	42,518	42,518

Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR - 0.010%	Monthly	1,240	May–2024	USD	2,570,136	–	68,907	68,907

Citibank, N.A.	Receive	MSCI EAFE Quality Index	SOFR - 0.060%	Monthly	405	May–2024	USD	2,048,834	–	31,276	31,276

Citibank, N.A.	Receive	MSCI EAFE Quality Index	SOFR - 0.130%	Monthly	1,000	May–2024	USD	5,058,850	–	77,225	77,225

Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR - 0.150%	Monthly	2,200	May–2024	USD	4,559,918	–	122,254	122,254

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.415%	Monthly	720	June–2024	USD	4,986,828	–	31,192	31,192

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.415%	Monthly	285	June–2024	USD	1,973,953	–	12,346	12,346

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.420%	Monthly	20	June–2024	USD	138,523	–	866	866

Subtotal – Appreciation									–	408,013	408,013
Equity Risk

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.420%	Monthly	245	June–2024	USD	2,257,337	–	(24,321)	(24,321)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.420%	Monthly	543	June–2024	USD	5,002,996	–	(53,905)	(53,905)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.570%	Monthly	185	September–2024	USD	2,301,801	–	(29,346)	(29,346)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.630%	Monthly	395	October–2024	USD	4,925,346	–	(73,347)	(73,347)
Subtotal – Depreciation									–	(180,919)	(180,919)
Total – Total Return Swap Agreements									$–	$ 227,094	$ 227,094

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Macro Allocation Strategy Fund

Reference Entity Components

Reference Entity	Underlying Components	Percentage

Barclays Commodity Strategy 1756 Excess Return Index

Long Futures Contracts
Aluminum	4.17%
Brent Crude	8.09%
Coffee ‘C’	3.33%
Corn	5.06%
Cotton No.2	1.56%
Gas Oil	2.84%
Gasoline	2.65%
Gold	15.57%
Heating Oil	2.10%
Kansas Wheat	1.58%
Lead	0.84%
Lean Hogs	2.53%
Live Cattle	3.32%
Natural Gas	6.32%
Nickel	2.65%
Silver	5.14%
Soybean Meal	3.04%
Soybean Oil	3.07%
Soybeans	5.17%
Sugar	2.57%
US Copper	5.59%
Wheat	2.42%
WTI Crude	7.87%
Zinc	2.52%
Total	100.00%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2

Long Futures Contracts
Copper	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Macro Allocation Strategy Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

Macquarie F6 Carry Alpha Index

Long Futures Contracts
Aluminum	6.14%
Coffee ‘C’	4.67%
Copper	8.40%
Corn	7.44%
Cotton No.2	1.96%
Heating Oil	2.76%
KC HRW Wheat	2.53%
Lean Hogs	2.52%
Live Cattle	4.80%
Low Sulphur Gasoil	3.67%
Malaysian Palm Oil Futures	1.21%
Natural Gas	10.37%
Nickel	3.97%
RBOB Gasoline	3.03%
Soybean Meal	4.40%
Soybean Oil	4.09%
Soybeans	7.16%
Sugar No.11	3.41%
Wheat	3.84%
WTI Crude	9.95%
Zinc	3.68%
Total	100.00%

Macquarie Single Commodity Aluminum type A Excess Return Index

Long Futures Contracts

Aluminum	100.00%

Abbreviations:

SOFR –Secured Overnight Financing Rate

USD –U.S. Dollar

Notional Asset Weights of April 30, 2024

Asset Class	Notional Asset Weights
Equities	25.75%
Fixed Income	9.43
Commodities	43.55
Options	11.19
Total	89.92

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Macro Allocation Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $48,095,894)	$47,542,670

Investments in affiliates, at value (Cost $95,016,630)	95,014,829

Other investments:
Variation margin receivable – non-LME futures contracts	842,560

Unrealized appreciation on swap agreements – OTC	827,414

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	12,434,000

Cash collateral – exchange-traded options contracts	4,095,000

Foreign currencies, at value (Cost $639)	626

Receivable for:
Fund shares sold	1,151

Dividends	403,809

Interest	7,214

Investment for trustee deferred compensation and retirement plans	24,532

Other assets	45,578

Total assets	161,239,383

Liabilities:
Other investments:
Swaps payable – OTC	83,622

Unrealized depreciation on LME futures contracts	98,748

Unrealized depreciation on swap agreements–OTC	201,263

Payable for:
Fund shares reacquired	101,946

Accrued fees to affiliates	31,989

Accrued other operating expenses	52,676

Trustee deferred compensation and retirement plans	26,669

Total liabilities	596,913

Net assets applicable to shares outstanding	$160,642,470

Net assets consist of:
Shares of beneficial interest	$161,802,521

Distributable earnings (loss)	(1,160,051)

$160,642,470

Net Assets:
Class A	$1,272,409

Class C	$114,216

Class R	$80,521

Class Y	$3,640,579

Class R5	$7,499

Class R6	$155,527,246

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	163,500

Class C	14,936

Class R	10,376

Class Y	462,402

Class R5	952

Class R6	19,786,708

Class A:
Net asset value per share	$7.78

Maximum offering price per share
(Net asset value of $7.78 ÷ 94.50%)	$8.23

Class C:
Net asset value and offering price per share	$7.65

Class R:
Net asset value and offering price per share	$7.76

Class Y:
Net asset value and offering price per share	$7.87

Class R5:
Net asset value and offering price per share	$7.88

Class R6:
Net asset value and offering price per share	$7.86

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Macro Allocation Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:
Interest	$1,534,933

Dividends from affiliates (includes net securities lending income of $ 8,377)	2,423,644

Total investment income	3,958,577

Expenses:
Advisory fees	852,049

Administrative services fees	10,866

Custodian fees	28,088

Distribution fees:
Class A	1,540

Class C	721

Class R	203

Transfer agent fees – A, C, R and Y	3,367

Transfer agent fees – R5	1

Transfer agent fees – R6	22,468

Trustees’ and officers’ fees and benefits	9,309

Registration and filing fees	37,664

Reports to shareholders	5,012

Professional services fees	44,255

Other	7,298

Total expenses	1,022,841

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(136,134)

Net expenses	886,707

Net investment income	3,071,870

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(576,926)

Affiliated investment securities	(642)

Foreign currencies	(2,511)

Futures contracts	1,449,434

Swap agreements	6,655,175

7,524,530

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(811,438)

Affiliated investment securities	(7,137)

Foreign currencies	(70,289)

Futures contracts	(1,673,253)

Swap agreements	1,699,028

(863,089)

Net realized and unrealized gain	6,661,441

Net increase in net assets resulting from operations	$9,733,311

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Macro Allocation Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income	$3,071,870	$5,268,152

Net realized gain (loss)	7,524,530	(6,663,103)

Change in net unrealized appreciation (depreciation)	(863,089)	(713,074)

Net increase (decrease) in net assets resulting from operations	9,733,311	(2,108,025)

Distributions to shareholders from distributable earnings:
Class A	(17,453)	–

Class C	(1,123)	–

Class R	(912)	–

Class Y	(59,073)	–

Class R5	(117)	–

Class R6	(2,361,332)	–

Total distributions from distributable earnings	(2,440,010)	–

Share transactions–net:
Class A	(63,929)	(109,285)

Class C	(70,301)	(14,558)

Class R	(5,950)	(42,383)

Class Y	8,976	(756,813)

Class R6	4,009,991	(3,614,708)

Net increase (decrease) in net assets resulting from share transactions	3,878,787	(4,537,747)

Net increase (decrease) in net assets	11,172,088	(6,645,772)

Net assets:
Beginning of period	149,470,382	156,116,154

End of period	$160,642,470	$149,470,382

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Macro Allocation Strategy Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$7.42	$0.14	$0.32	$0.46	$(0.10)	$–	$(0.10)	$7.78	6.31%	$1,272	1.39	%(d)	1.66	%(d)	3.72	%(d)	80%
Year ended 10/31/23	7.54	0.24	(0.36)	(0.12)	–	–	–	7.42	(1.59)	1,278	1.39		1.67		3.17		20
Year ended 10/31/22	9.16	(0.05)	(0.76)	(0.81)	(0.49)	(0.32)	(0.81)	7.54	(9.88)	1,411	1.41		1.58		(0.67)		104
Year ended 10/31/21	8.18	(0.12)	1.10	0.98	–	–	–	9.16	11.98	1,982	1.42		1.62		(1.36)		86
Year ended 10/31/20	9.47	(0.06)	(0.56)	(0.62)	(0.67)	–	(0.67)	8.18	(7.02)	2,111	1.38		1.85		(0.75)		120
Year ended 10/31/19	8.81	0.08	0.60	0.68	(0.02)	–	(0.02)	9.47	7.67	4,982	1.37	(e)	2.12	(e)	0.87	(e)	0
Class C
Six months ended 04/30/24	7.26	0.11	0.32	0.43	(0.04)	–	(0.04)	7.65	6.02	114	2.14	(d)	2.41	(d)	2.97	(d)	80
Year ended 10/31/23	7.43	0.18	(0.35)	(0.17)	–	–	–	7.26	(2.29)	178	2.14		2.42		2.42		20
Year ended 10/31/22	8.98	(0.11)	(0.77)	(0.88)	(0.35)	(0.32)	(0.67)	7.43	(10.66)	197	2.16		2.33		(1.42)		104
Year ended 10/31/21	8.08	(0.19)	1.09	0.90	–	–	–	8.98	11.14	364	2.17		2.37		(2.11)		86
Year ended 10/31/20	9.30	(0.13)	(0.54)	(0.67)	(0.55)	–	(0.55)	8.08	(7.61)	828	2.13		2.60		(1.50)		120
Year ended 10/31/19	8.71	0.01	0.58	0.59	(0.00)	–	(0.00)	9.30	6.82	3,329	2.12	(e)	2.87	(e)	0.12	(e)	0
Class R
Six months ended 04/30/24	7.38	0.13	0.33	0.46	(0.08)	–	(0.08)	7.76	6.31	81	1.64	(d)	1.91	(d)	3.47	(d)	80
Year ended 10/31/23	7.52	0.22	(0.36)	(0.14)	–	–	–	7.38	(1.86)	82	1.64		1.92		2.92		20
Year ended 10/31/22	9.12	(0.07)	(0.76)	(0.83)	(0.45)	(0.32)	(0.77)	7.52	(10.11)	127	1.66		1.83		(0.92)		104
Year ended 10/31/21	8.17	(0.15)	1.10	0.95	–	–	–	9.12	11.63	151	1.67		1.87		(1.61)		86
Year ended 10/31/20	9.44	(0.08)	(0.56)	(0.64)	(0.63)	–	(0.63)	8.17	(7.22)	98	1.63		2.10		(1.00)		120
Year ended 10/31/19	8.80	0.06	0.59	0.65	(0.01)	–	(0.01)	9.44	7.41	128	1.62	(e)	2.37	(e)	0.62	(e)	0
Class Y
Six months ended 04/30/24	7.51	0.15	0.33	0.48	(0.12)	–	(0.12)	7.87	6.51	3,641	1.14	(d)	1.41	(d)	3.97	(d)	80
Year ended 10/31/23	7.61	0.26	(0.36)	(0.10)	–	–	–	7.51	(1.31)	3,455	1.14		1.42		3.42		20
Year ended 10/31/22	9.25	(0.03)	(0.77)	(0.80)	(0.52)	(0.32)	(0.84)	7.61	(9.70)	4,275	1.16		1.33		(0.42)		104
Year ended 10/31/21	8.25	(0.10)	1.10	1.00	–	–	–	9.25	12.12	5,934	1.17		1.37		(1.11)		86
Year ended 10/31/20	9.54	(0.04)	(0.55)	(0.59)	(0.70)	–	(0.70)	8.25	(6.66)	10,377	1.13		1.60		(0.50)		120
Year ended 10/31/19	8.87	0.10	0.60	0.70	(0.03)	–	(0.03)	9.54	7.88	17,768	1.12	(e)	1.87	(e)	1.12	(e)	0
Class R5
Six months ended 04/30/24	7.51	0.15	0.34	0.49	(0.12)	–	(0.12)	7.88	6.64	7	1.14	(d)	1.31	(d)	3.97	(d)	80
Year ended 10/31/23	7.62	0.26	(0.37)	(0.11)	–	–	–	7.51	(1.44)	7	1.14		1.32		3.42		20
Year ended 10/31/22	9.26	(0.03)	(0.77)	(0.80)	(0.52)	(0.32)	(0.84)	7.62	(9.69)	7	1.16		1.27		(0.42)		104
Year ended 10/31/21	8.26	(0.10)	1.10	1.00	–	–	–	9.26	12.11	9	1.17		1.22		(1.11)		86
Year ended 10/31/20	9.54	(0.04)	(0.54)	(0.58)	(0.70)	–	(0.70)	8.26	(6.55)	8	1.13		1.58		(0.50)		120
Year ended 10/31/19	8.88	0.11	0.58	0.69	(0.03)	–	(0.03)	9.54	7.76	9	1.12	(e)	1.83	(e)	1.12	(e)	0
Class R6
Six months ended 04/30/24	7.50	0.15	0.33	0.48	(0.12)	–	(0.12)	7.86	6.52	155,527	1.14	(d)	1.31	(d)	3.97	(d)	80
Year ended 10/31/23	7.60	0.26	(0.36)	(0.10)	–	–	–	7.50	(1.32)	144,471	1.14		1.32		3.42		20
Year ended 10/31/22	9.24	(0.03)	(0.77)	(0.80)	(0.52)	(0.32)	(0.84)	7.60	(9.72)	150,099	1.16		1.27		(0.42)		104
Year ended 10/31/21	8.23	(0.10)	1.11	1.01	–	–	–	9.24	12.27	243,382	1.17		1.22		(1.11)		86
Year ended 10/31/20	9.53	(0.04)	(0.56)	(0.60)	(0.70)	–	(0.70)	8.23	(6.77)	169,884	1.13		1.58		(0.50)		120
Year ended 10/31/19	8.86	0.10	0.60	0.70	(0.03)	–	(0.03)	9.53	7.89	244	1.12	(e)	1.83	(e)	1.12	(e)	0

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.11% for the year ended October 31, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Macro Allocation Strategy Fund

Notes to Consolidated Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Macro Allocation Strategy Fund (the “Fund”), is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

15	Invesco Macro Allocation Strategy Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed

16	Invesco Macro Allocation Strategy Fund

(i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are

17	Invesco Macro Allocation Strategy Fund

incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Consolidated Statement of Assets and Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. For settlement of LME commodity futures contracts, cash is not transferred until the settled futures contracts expire. Net realized gains or losses on LME contracts which have been closed out but for which the contract has not yet expired are reflected as a receivable or payable on the Consolidated Statements of Assets and Liabilities. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

P.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Q.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

18	Invesco Macro Allocation Strategy Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	1.100%

Next $250 million	1.080%

Next $500 million	1.050%

Next $1.5 billion	1.030%

Next $2.5 billion	1.000%

Next $2.5 billion	0.980%

Next $2.5 billion	0.950%
Over $10 billion	0.930%

For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 1.10%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2025, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees, of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2024, the Adviser waived advisory fees of $110,105 and reimbursed class level expenses of $810, $95, $53, $2,409, $1 and $22,468 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $526 in front-end sales commissions from the sale of Class A shares and $350 and $100 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

19	Invesco Macro Allocation Strategy Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$–	$47,077,322	$–	$47,077,322

Exchange-Traded Funds	6,484,560	–	–	6,484,560

Money Market Funds	88,530,269	–	–	88,530,269

Options Purchased	465,348	–	–	465,348

Total Investments in Securities	95,480,177	47,077,322	–	142,557,499

Other Investments - Assets*

Futures Contracts	2,817,087	–	–	2,817,087

Swap Agreements	–	827,414	–	827,414

	2,817,087	827,414	–	3,644,501

Other Investments - Liabilities*

Futures Contracts	(2,148,376)	–	–	(2,148,376)

Swap Agreements	–	(201,263)	–	(201,263)

	(2,148,376)	(201,263)	–	(2,349,639)

Total Other Investments	668,711	626,151	–	1,294,862

Total Investments	$96,148,888	$47,703,473	$–	$143,852,361

*	Unrealized appreciation (depreciation).

NOTE 4– Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$793,482	$1,560,155	$463,450	$2,817,087

Unrealized appreciation on swap agreements – OTC	419,401	408,013	–	827,414

Options purchased, at value – Exchange-Traded(b)	–	465,348	–	465,348

Total Derivative Assets	1,212,883	2,433,516	463,450	4,109,849

Derivatives not subject to master netting agreements	(793,482)	(2,025,503)	(463,450)	(3,282,435)

Total Derivative Assets subject to master netting agreements	$419,401	$408,013	$–	$827,414

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(1,302,265)	$(285,368)	$(560,743)	$(2,148,376)

Unrealized depreciation on swap agreements – OTC	(20,344)	(180,919)	–	(201,263)

Total Derivative Liabilities	(1,322,609)	(466,287)	(560,743)	(2,349,639)

Derivatives not subject to master netting agreements	1,302,265	285,368	560,743	2,148,376

Total Derivative Liabilities subject to master netting agreements	$(20,344)	$(180,919)	$–	$(201,263)

20	Invesco Macro Allocation Strategy Fund

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)

Fund

BNP Paribas S.A.	$ 63,948	$ (12,270)	$ 51,678	$–	$–	$ 51,678

Citibank, N.A.	299,662	(24,708)	274,954	–	–	274,954

J.P. Morgan Chase Bank, N.A.	44,403	(220,389)	(175,986)	–	–	(175,986)

Subtotal - Fund	408,013	(257,367)	150,646	–	–	150,646

Subsidiary

Barclays Bank PLC	51,606	(2,878)	48,728	–	–	48,728

Canadian Imperial Bank of Commerce	12,327	(31)	12,296	–	–	12,296

Macquarie Bank Ltd.	355,468	(24,609)	330,859	–	–	330,859

Subtotal - Subsidiary	419,401	(27,518)	391,883	–	–	391,883

Total	$827,414	$(284,885)	$542,529	$–	$–	$ 542,529

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

Effect of Derivative Investments for the six months ended April 30, 2024

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$1,598,510	$(917,874)	$768,798	$1,449,434

Options purchased(a)	-	(576,981)	-	(576,981)

Swap agreements	2,212,057	4,443,118	-	6,655,175

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,430,534)	(265,215)	22,496	(1,673,253)

Options purchased(a)	-	(859,432)	-	(859,432)

Swap agreements	350,976	1,348,052	-	1,699,028

Total	$2,731,009	$3,171,668	$791,294	$6,693,971

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Index Options Purchased	Swap Agreements

Average notional value	$204,785,855	$25,150,367	$116,938,517

Average contracts	–	570	–

NOTE 5– Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $193.

NOTE 6– Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

21	Invesco Macro Allocation Strategy Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,034,386	$4,794,819	$9,829,205

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $722,771 and $106,783, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,269,691

Aggregate unrealized (depreciation) of investments	(3,089,263)

Net unrealized appreciation (depreciation) of investments	$(1,819,572)

Cost of investments for tax purposes is $145,671,933.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	11,950	$91,213	37,042	$275,645

Class C	1,528	11,262	6,268	45,715

Class R	138	1,037	1,726	12,759

Class Y	361,776	2,827,444	23,587	176,838

Class R6	539,125	4,226,732	1,752,205	13,095,257

Issued as reinvestment of dividends:
Class A	2,299	17,034	-	-

Class C	140	1,024	-	-

Class R	113	835	-	-

Class Y	7,769	58,189	-	-

Class R6	315,670	2,361,215	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	3,394	25,782	3,726	27,617

Class C	(3,453)	(25,782)	(3,795)	(27,617)

22	Invesco Macro Allocation Strategy Fund

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(26,377)	$(197,958)	(55,710)	$(412,547)

Class C	(7,736)	(56,805)	(4,476)	(32,656)

Class R	(1,039)	(7,822)	(7,412)	(55,142)

Class Y	(366,996)	(2,876,657)	(125,196)	(933,651)

Class R6	(328,540)	(2,577,956)	(2,233,900)	(16,709,965)

Net increase (decrease) in share activity	509,761	$3,878,787	(605,935)	$(4,537,747)

(a)	93% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

23	Invesco Macro Allocation Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,063.10	$7.13	$1,017.95	$6.97	1.39%
Class C	1,000.00	1,060.20	10.96	1,014.22	10.72	2.14
Class R	1,000.00	1,063.10	8.41	1,016.71	8.22	1.64
Class Y	1,000.00	1,065.10	5.85	1,019.19	5.72	1.14
Class R5	1,000.00	1,065.00	5.85	1,019.19	5.72	1.14
Class R6	1,000.00	1,065.20	5.85	1,019.19	5.72	1.14

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

24	Invesco Macro Allocation Strategy Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1)	Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against/Withheld

(1)* Beth Ann Brown	2,249,378,619.33	41,629,442.71
Carol Deckbar	2,246,234,264.52	44,773,797.52
Cynthia Hostetler	2,239,884,066.77	51,123,995.27
Dr. Eli Jones	2,247,948,469.91	43,059,592.13
Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
James Liddy	2,247,297,130.55	43,710,931.50
Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
Joel W. Motley	2,243,008,410.57	47,999,651.47
Teresa M. Ressel	2,248,731,273.34	42,276,788.70
Douglas Sharp	2,248,447,243.22	42,560,818.83
Robert C. Troccoli	2,246,647,253.82	44,360,808.22
Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

25	Invesco Macro Allocation Strategy Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	MAS-SAR-1

Semiannual Report to Shareholders	April 30, 2024

Invesco Multi-Asset Income Fund

Nasdaq:

A: PIAFX ∎ C: PICFX ∎ R: PIRFX ∎ Y: PIYFX ∎ R5: IPNFX ∎ R6: PIFFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

28	Financial Statements

31	Financial Highlights

32	Notes to Financial Statements

41	Fund Expenses

42	Proxy Results

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/23 to 4/30/24, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.57%
Class C Shares	9.15
Class R Shares	9.42
Class Y Shares	9.69
Class R5 Shares	9.75
Class R6 Shares	9.74
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	4.97
Custom Invesco Multi-Asset Income Index∎ (Style-Specific Index)	10.93

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

 The Custom Invesco Multi-Asset Income Index comprises the following indexes: 60% of the Bloomberg U.S. Aggregate Bond Index and 40% of the MSCI World Index. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index return is computed using the net return, which withholds applicable taxes for non-resident investors.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Multi-Asset Income Fund

Average Annual Total Returns
As of 4/30/24, including maximum applicable sales charges
Class A Shares
Inception (12/14/11)	3.10%
10 Years	2.20
5 Years	-1.42
1 Year	-0.25
Class C Shares
Inception (12/14/11)	3.06%
10 Years	2.17
5 Years	-1.05
1 Year	3.84
Class R Shares
Inception (12/14/11)	3.32%
10 Years	2.54
5 Years	-0.53
1 Year	5.35
Class Y Shares
Inception (12/14/11)	3.83%
10 Years	3.05
5 Years	-0.05
1 Year	5.89
Class R5 Shares
Inception (12/14/11)	3.83%
10 Years	3.04
5 Years	-0.06
1 Year	5.81
Class R6 Shares
Inception (9/24/12)	3.15%
10 Years	3.07
5 Years	0.01
1 Year	5.98

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

 Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Multi-Asset Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 25-27, 2024, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the end of an aggressive rate hike cycle, signs that inflation was abating and market liquidity was reverting to normal, and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Multi-Asset Income Fund

Schedule of Investments(a)

April 30, 2024

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–37.43%
Advertising–0.15%

Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	$700,000	$ 652,058

Belo Corp., 7.25%, 09/15/2027	813,000	822,194

		1,474,252

Aerospace & Defense–0.35%

AAR Escrow Issuer LLC, 6.75%, 03/15/2029(b)	645,000	649,289
Boeing Co. (The),

2.75%, 02/01/2026	119,000	112,161

2.25%, 06/15/2026	59,000	54,305

6.26%, 05/01/2027(b)	329,000	330,172

Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)	800,000	852,110

Moog, Inc., 4.25%, 12/15/2027(b)	500,000	467,253

Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	413,000	447,185

TransDigm, Inc., 4.88%, 05/01/2029(c)	700,000	644,623

		3,557,098

Agricultural & Farm Machinery–0.10%

CNH Industrial Capital LLC, 4.55%, 04/10/2028	75,000	72,221

Deere & Co., 2.75%, 04/15/2025	125,000	121,905

Titan International, Inc., 7.00%, 04/30/2028	850,000	822,566

		1,016,692

Agricultural Products & Services–0.06%

Darling Ingredients, Inc., 5.25%, 04/15/2027(b)	622,000	603,304

Air Freight & Logistics–0.17%

GN Bondco LLC, 9.50%, 10/15/2031(b)(c)	352,000	338,364

Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	1,400,000	1,386,374

		1,724,738

Alternative Carriers–0.04%

Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	478,000	380,941

Aluminum–0.10%

Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	400,000	350,823

Novelis Corp., 3.25%, 11/15/2026(b)	216,000	202,185

PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero) (Indonesia), 4.75%, 05/15/2025(b)	458,000	451,907

		1,004,915

	Principal Amount	Value
Apparel Retail–0.22%

Gap, Inc. (The),

3.63%, 10/01/2029(b)(c)	$975,000	$ 825,805

3.88%, 10/01/2031(b)	935,000	760,910

Ross Stores, Inc., 0.88%, 04/15/2026	164,000	150,206

Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	592,000	465,629

		2,202,550

Apparel, Accessories & Luxury Goods–0.05%

Hanesbrands, Inc., 9.00%, 02/15/2031(b)(c)	380,000	378,483

Tapestry, Inc.,

7.00%, 11/27/2026	54,000	55,044

4.13%, 07/15/2027	59,000	55,625

		489,152

Application Software–0.17%

Cloud Software Group, Inc.,

6.50%, 03/31/2029(b)	308,000	292,358

9.00%, 09/30/2029(b)	1,178,000	1,134,402

Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	317,000	271,932

		1,698,692

Asset Management & Custody Banks–0.05%

Ares Capital Corp., 2.88%, 06/15/2028	110,000	96,668

BrightSphere Investment Group, Inc., 4.80%, 07/27/2026	400,000	385,400

Legg Mason, Inc., 4.75%, 03/15/2026	59,000	58,332

		540,400

Automobile Manufacturers–0.12%

American Honda Finance Corp., 2.35%, 01/08/2027	95,000	88,021

General Motors Co., 6.13%, 10/01/2025	135,000	135,489
Jaguar Land Rover Automotive PLC (United Kingdom),

7.75%, 10/15/2025(b)	434,000	436,624

4.50%, 10/01/2027(b)	412,000	383,895

Toyota Motor Credit Corp.,

3.20%, 01/11/2027	100,000	94,800

1.15%, 08/13/2027	100,000	87,909

		1,226,738

Automotive Parts & Equipment–0.47%

ANGI Group LLC, 3.88%, 08/15/2028(b)	500,000	423,199

Dana, Inc., 4.50%, 02/15/2032	283,000	240,340

IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	857,000	843,358

Tenneco, Inc., 8.00%, 11/17/2028(b)	1,759,000	1,645,331

United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	397,000	380,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Automotive Parts & Equipment–(continued)

ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	$1,182,000	$ 1,164,081

		4,697,220

Automotive Retail–0.02%

Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	250,000	224,023

Broadcasting–0.29%

iHeartCommunications, Inc., 5.25%, 08/15/2027(b)(c)	443,000	325,412
Paramount Global,

3.70%, 06/01/2028	125,000	111,782

6.38%, 03/30/2062(c)(e)	1,722,000	1,594,341

Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)(c)	443,000	307,469

Urban One, Inc., 7.38%, 02/01/2028(b)	250,000	203,077

Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	411,000	397,495

		2,939,576

Broadline Retail–0.46%
Amazon.com, Inc.,

3.30%, 04/13/2027	150,000	142,673

1.65%, 05/12/2028	60,000	52,691

GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	289,000	258,024

Kohl’s Corp., 4.63%, 05/01/2031(c)	840,000	693,394

Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	437,000	368,157
Nordstrom, Inc.,

6.95%, 03/15/2028	400,000	397,062

4.25%, 08/01/2031(c)	578,000	499,155

5.00%, 01/15/2044(c)	1,330,000	1,010,983

QVC, Inc., 4.75%, 02/15/2027(c)	605,000	527,821

Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	635,000	661,527

		4,611,487

Building Products–0.41%

Adams Homes, Inc., 9.25%, 10/15/2028(b)	405,000	418,586

JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	991,000	941,597

MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)(c)	1,000,000	906,677
Standard Industries, Inc.,

4.75%, 01/15/2028(b)	967,000	912,913

4.38%, 07/15/2030(b)	1,019,000	903,310

		4,083,083

Cable & Satellite–1.30%

Cable One, Inc., 4.00%, 11/15/2030(b)(c)	540,000	412,549

	Principal Amount	Value
Cable & Satellite–(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,

5.50%, 05/01/2026(b)	$969,000	$ 950,195

5.13%, 05/01/2027(b)	548,000	514,064

4.75%, 03/01/2030(b)	1,010,000	840,068

4.25%, 02/01/2031(b)	1,260,000	987,069

4.50%, 05/01/2032	1,065,000	818,694

4.50%, 06/01/2033(b)	1,080,000	813,092

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	100,000	98,655
CSC Holdings LLC,

11.75%, 01/31/2029(b)	700,000	622,335

5.75%, 01/15/2030(b)	452,000	198,602

4.63%, 12/01/2030(b)	765,000	332,712

4.50%, 11/15/2031(b)	741,000	470,994

DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	1,863,000	1,737,996

Discovery Communications LLC, 3.95%, 03/20/2028	100,000	93,067
DISH DBS Corp.,

7.75%, 07/01/2026	915,000	575,043

5.25%, 12/01/2026(b)	532,000	419,353

5.75%, 12/01/2028(b)	660,000	446,924

DISH Network Corp., 11.75%, 11/15/2027(b)	820,000	827,296
LCPR Senior Secured Financing DAC (Puerto Rico),

6.75%, 10/15/2027(b)	982,000	911,051

5.13%, 07/15/2029(b)	745,000	622,955

Scripps Escrow, Inc., 5.88%, 07/15/2027(b)(c)	430,000	338,798

		13,031,512

Cargo Ground Transportation–0.01%

Ryder System, Inc., 5.65%, 03/01/2028	150,000	150,870

Casinos & Gaming–0.55%

Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(d)	100,894	7,063

Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/2026(b)	674,000	644,610
International Game Technology PLC,

4.13%, 04/15/2026(b)	227,000	218,760

6.25%, 01/15/2027(b)	241,000	240,814
Melco Resorts Finance Ltd. (Hong Kong),

4.88%, 06/06/2025(b)	616,000	600,422

5.25%, 04/26/2026(b)	310,000	297,814

5.75%, 07/21/2028(b)	319,000	296,107
MGM China Holdings Ltd. (Macau),

5.25%, 06/18/2025(b)(c)	683,000	672,752

4.75%, 02/01/2027(b)	646,000	610,230

Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	911,000	866,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Casinos & Gaming–(continued)

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	$585,000	$ 420,534

Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	740,000	683,055

		5,558,258

Coal & Consumable Fuels–0.01%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	90,000	89,943

Commercial & Residential Mortgage Finance–0.07%

PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	362,000	357,431

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	357,000	328,075

		685,506

Commodity Chemicals–0.05%

Methanex Corp. (Canada), 5.13%, 10/15/2027	540,000	519,894

Communications Equipment–0.23%

Ciena Corp., 4.00%, 01/31/2030(b)(c)	610,000	535,628
Viasat, Inc.,

5.63%, 04/15/2027(b)(c)	1,240,000	1,135,984

6.50%, 07/15/2028(b)	277,000	212,029

7.50%, 05/30/2031(b)(c)	570,000	403,272

		2,286,913

Construction & Engineering–0.15%

AECOM, 5.13%, 03/15/2027	650,000	631,995

Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	805,000	864,851

Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	36,000	35,552

		1,532,398

Construction Machinery & Heavy Transportation Equipment– 0.02%

Caterpillar Financial Services Corp., 1.10%, 09/14/2027	130,000	114,072

Wabtec Corp., 3.45%, 11/15/2026	135,000	128,060

		242,132

Construction Materials–0.24%

Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	427,000	420,193

Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	492,000	496,051
Smyrna Ready Mix Concrete LLC,

6.00%, 11/01/2028(b)	1,095,000	1,060,283

8.88%, 11/15/2031(b)	400,000	421,561

		2,398,088

Consumer Electronics–0.01%

Tyco Electronics Group S.A., 3.13%, 08/15/2027	75,000	70,126

	Principal Amount	Value
Consumer Finance–0.76%

Ally Financial, Inc., 5.75%, 11/20/2025	$558,000	$ 553,619

American Express Co., 3.30%, 05/03/2027	130,000	122,351

ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	712,000	704,880

Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	475,000	494,381
General Motors Financial Co., Inc.,

2.75%, 06/20/2025	100,000	96,608

1.50%, 06/10/2026	61,000	55,957
Navient Corp.,

5.00%, 03/15/2027	300,000	283,097

4.88%, 03/15/2028	279,000	252,338

5.50%, 03/15/2029(c)	1,256,000	1,126,984

5.63%, 08/01/2033	602,000	478,709
OneMain Finance Corp.,

7.13%, 03/15/2026(c)	952,000	961,391

3.50%, 01/15/2027	775,000	713,692

3.88%, 09/15/2028(c)	540,000	475,843

PRA Group, Inc., 8.38%, 02/01/2028(b)	541,000	528,072

Synchrony Financial, 7.25%, 02/02/2033	800,000	780,976

		7,628,898

Copper–0.01%

Freeport-McMoRan, Inc., 5.00%, 09/01/2027	75,000	73,717

Data Processing & Outsourced Services–0.02%

Concentrix Corp., 6.60%, 08/02/2028	200,000	199,491

Distillers & Vintners–0.01%

Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	111,832

Distributors–0.02%

Resideo Funding, Inc., 4.00%, 09/01/2029(b)	250,000	219,490

Diversified Banks–0.49%

Banco Santander S.A. (Spain), 2.75%, 05/28/2025	200,000	193,698
Bank of America Corp.,

4.45%, 03/03/2026	100,000	97,984

1.32%, 06/19/2026(e)	160,000	152,085

1.20%, 10/24/2026(e)	160,000	149,514

1.73%, 07/22/2027(e)	70,000	64,235

Series L, 4.18%, 11/25/2027	100,000	95,714

Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	600,000	565,920
Citigroup, Inc.,

1.12%, 01/28/2027(e)	110,000	101,546

1.46%, 06/09/2027(e)	140,000	128,210

Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	300,000	289,031
HSBC Holdings PLC (United Kingdom),

1.59%, 05/24/2027(e)	200,000	183,282

4.58%, 06/19/2029(e)	200,000	190,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Banks–(continued)

ING Groep N.V. (Netherlands), 4.02%, 03/28/2028(e)	$200,000	$ 190,774

Intesa Sanpaolo S.p.A. (Italy), 5.71%, 01/15/2026(b)	350,000	344,998
JPMorgan Chase & Co.,

2.08%, 04/22/2026(e)	134,000	129,223

1.05%, 11/19/2026(e)	60,000	55,852

4.25%, 10/01/2027	75,000	72,377

2.18%, 06/01/2028(e)	75,000	67,819

Lloyds Banking Group PLC (United Kingdom), 4.45%, 05/08/2025	275,000	271,199

Mitsubishi UFJ Financial Group, Inc. (Japan), 3.29%, 07/25/2027	60,000	56,326

Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(e)	200,000	200,704

PNC Bank N.A., 4.20%, 11/01/2025	275,000	268,187

Royal Bank of Canada (Canada), 4.65%, 01/27/2026	125,000	122,982

Toronto-Dominion Bank (The) (Canada), 5.16%, 01/10/2028	100,000	99,215
U.S. Bancorp,

1.45%, 05/12/2025	125,000	119,935

4.55%, 07/22/2028(e)	50,000	48,380
Wells Fargo & Co.,

2.19%, 04/30/2026(e)	150,000	144,651

3.53%, 03/24/2028(e)	160,000	151,029

4.81%, 07/25/2028(e)	100,000	97,462

6.30%, 10/23/2029(e)	100,000	102,479
Westpac Banking Corp. (Australia),

3.40%, 01/25/2028	105,000	98,440

1.95%, 11/20/2028	60,000	52,039

		4,906,042

Diversified Capital Markets–0.01%

Deutsche Bank AG (Germany), 2.55%, 01/07/2028(e)	150,000	137,001

Diversified Chemicals–0.20%
Chemours Co. (The),

5.38%, 05/15/2027	407,000	385,533

5.75%, 11/15/2028(b)	303,000	278,632

4.63%, 11/15/2029(b)	974,000	835,585

INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(b)	536,000	527,234

		2,026,984

Diversified Financial Services–0.73%

Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	439,000	431,356

Corebridge Financial, Inc., 3.65%, 04/05/2027	130,000	123,151

eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	630,000	650,990

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	466,000	419,685

	Principal Amount	Value
Diversified Financial Services–(continued)
Midcap Financial Issuer Trust,

6.50%, 05/01/2028(b)	$615,000	$ 556,812

5.63%, 01/15/2030(b)	285,000	239,983

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	500,000	464,393

PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,299,000	1,243,822
Resorts World Las Vegas LLC/RWLV Capital, Inc.,

4.63%, 04/16/2029(b)	800,000	710,625

4.63%, 04/06/2031(b)	500,000	424,572

Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	745,000	705,401
United Wholesale Mortgage LLC,

5.50%, 11/15/2025(b)	677,000	666,529

5.75%, 06/15/2027(b)	350,000	336,208

5.50%, 04/15/2029(b)(c)	410,000	381,306

		7,354,833

Diversified Metals & Mining–0.27%
Corp. Nacional del Cobre de Chile (Chile),

3.63%, 08/01/2027(b)	1,524,000	1,424,383

5.63%, 10/18/2043(b)	95,000	85,430

4.88%, 11/04/2044(b)	105,000	85,085
Mineral Resources Ltd. (Australia),

8.00%, 11/01/2027(b)	650,000	658,161

9.25%, 10/01/2028(b)(c)	450,000	472,314

		2,725,373

Diversified Real Estate Activities–0.00%

Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	4,000	4,006

Diversified REITs–0.22%

Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)(c)	609,000	518,823

HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)(c)	753,000	700,688

Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	396,000	351,281

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(b)	630,000	618,525

		2,189,317

Diversified Support Services–0.26%

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.63%, 06/01/2028(b)	950,000	854,372

MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(b)	606,000	494,428

Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	1,173,000	1,108,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Support Services–(continued)

Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	$124,000	$ 109,824

		2,566,905

Drug Retail–0.04%

Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(c)	385,000	364,078

Education Services–0.06%

Grand Canyon University, 5.13%, 10/01/2028	630,000	562,225

Electric Utilities–0.61%

Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	706,000	706,000
Edison International,

4.13%, 03/15/2028	100,000	94,111

5.25%, 11/15/2028	90,000	88,143

8.13%, 06/15/2053(c)(e)	626,000	640,030

7.88%, 06/15/2054(c)(e)	450,000	458,422

Eversource Energy, 5.95%, 02/01/2029	100,000	101,178
NextEra Energy Operating Partners L.P.,

3.88%, 10/15/2026(b)(c)	800,000	749,168

4.50%, 09/15/2027(b)	125,000	116,594

7.25%, 01/15/2029(b)(c)	800,000	811,126
NRG Energy, Inc.,

3.63%, 02/15/2031(b)	1,103,000	934,861

3.88%, 02/15/2032(b)	77,000	64,947
Pacific Gas and Electric Co.,

3.30%, 12/01/2027	100,000	91,894

3.00%, 06/15/2028	85,000	76,511

System Energy Resources, Inc., 6.00%, 04/15/2028	150,000	150,913

Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	898,000	950,824

Xcel Energy, Inc., 3.35%, 12/01/2026	50,000	47,323

		6,082,045

Electrical Components & Equipment–0.15%

Emerson Electric Co., 1.80%, 10/15/2027	80,000	71,746

EnerSys, 4.38%, 12/15/2027(b)	600,000	564,113

WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	863,000	864,440

		1,500,299

Environmental & Facilities Services–0.09%

Enviri Corp., 5.75%, 07/31/2027(b)	763,000	714,459

GFL Environmental, Inc., 3.75%, 08/01/2025(b)	190,000	184,965

		899,424

Fertilizers & Agricultural Chemicals–0.14%
Consolidated Energy Finance S.A. (Switzerland),

5.63%, 10/15/2028(b)	559,000	472,986

12.00%, 02/15/2031(b)	480,000	497,402

	Principal Amount	Value
Fertilizers & Agricultural Chemicals–(continued)

Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 10.88%, 02/28/2026(b)	$381,000	$ 394,811

		1,365,199

Financial Exchanges & Data–0.11%

Cboe Global Markets, Inc., 3.65%, 01/12/2027	60,000	57,606

Coinbase Global, Inc., 3.38%, 10/01/2028(b)	1,215,000	1,019,808

S&P Global, Inc., 2.45%, 03/01/2027	65,000	60,177

		1,137,591

Food Distributors–0.08%

C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	1,087,000	838,558

Food Retail–0.05%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	200,000	191,276

PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	372,000	353,967

		545,243

Footwear–0.04%

Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	401,000	404,442

Gas Utilities–0.13%
AmeriGas Partners L.P./AmeriGas Finance Corp.,

5.50%, 05/20/2025	184,000	183,068

5.88%, 08/20/2026	456,000	448,787

9.38%, 06/01/2028(b)	620,000	644,816

Southwest Gas Corp., 5.45%, 03/23/2028	80,000	79,702

		1,356,373

Health Care Equipment–0.02%

Baxter International, Inc., 2.27%, 12/01/2028	245,000	212,056

Health Care Facilities–0.16%
LifePoint Health, Inc.,

9.88%, 08/15/2030(b)	407,000	424,317

11.00%, 10/15/2030(b)(c)	529,000	563,725

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	522,000	520,267

Universal Health Services, Inc., 1.65%, 09/01/2026	134,000	121,783

		1,630,092

Health Care REITs–0.19%
MPT Operating Partnership L.P./MPT Finance Corp.,

5.25%, 08/01/2026(c)	380,000	346,566

5.00%, 10/15/2027(c)	952,000	779,683

4.63%, 08/01/2029(c)	847,000	634,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Health Care REITs–(continued)

Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	$120,000	$ 118,333

		1,879,185

Health Care Services–0.38%

CommonSpirit Health, 1.55%, 10/01/2025	64,000	60,239
Community Health Systems, Inc.,

8.00%, 03/15/2026(b)	297,000	295,842

5.63%, 03/15/2027(b)	707,000	648,076

8.00%, 12/15/2027(b)	329,000	322,351

5.25%, 05/15/2030(b)	746,000	610,605

HCA, Inc., 5.63%, 09/01/2028	150,000	149,364

Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)(c)	337,000	355,151

ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)(c)	515,000	358,276

Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	453,000	450,427

Sutter Health, Series 20A, 1.32%, 08/15/2025	167,000	157,814

US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	361,000	365,879

		3,774,024

Health Care Supplies–0.05%

Embecta Corp., 5.00%, 02/15/2030(b)(c)	700,000	540,390

Health Care Technology–0.08%

athenahealth Group, Inc., 6.50%, 02/15/2030(b)	858,000	773,210

Home Furnishings–0.20%
Tempur Sealy International, Inc.,

4.00%, 04/15/2029(b)(c)	936,000	833,117

3.88%, 10/15/2031(b)	937,000	772,351

WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	469,000	455,174

		2,060,642

Home Improvement Retail–0.01%

Home Depot, Inc. (The), 2.50%, 04/15/2027	80,000	74,273

Lowe’s Cos., Inc., 4.80%, 04/01/2026	74,000	73,180

		147,453

Homebuilding–0.19%

Beazer Homes USA, Inc., 5.88%, 10/15/2027	435,000	422,888

Lennar Corp., 4.75%, 11/29/2027	60,000	58,947

LGI Homes, Inc., 4.00%, 07/15/2029(b)	508,000	436,171

Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	276,000	247,441

Taylor Morrison Communities, Inc., 5.88%, 06/15/2027(b)	640,000	630,677

5.75%, 01/15/2028(b)	100,000	97,318

		1,893,442

	Principal Amount	Value
Hotel & Resort REITs–0.12%

Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	$50,000	$ 48,731
Service Properties Trust,

4.75%, 10/01/2026	450,000	418,236

4.95%, 02/15/2027	277,000	255,167

4.95%, 10/01/2029	595,000	487,225

		1,209,359

Hotels, Resorts & Cruise Lines–0.20%

Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	47,020

Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	1,043,000	967,205

Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	540,000	518,899

Travel + Leisure Co., 6.60%, 10/01/2025	444,000	446,859

		1,979,983

Housewares & Specialties–0.22%
Newell Brands, Inc.,

5.70%, 04/01/2026	654,000	644,124

6.38%, 09/15/2027(c)	776,000	759,127

6.63%, 09/15/2029(c)	626,000	605,815

7.00%, 04/01/2046	310,000	251,830

		2,260,896

Human Resource & Employment Services–0.12%

AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	1,195,000	1,059,994

Automatic Data Processing, Inc., 3.38%, 09/15/2025	100,000	97,504

		1,157,498

Independent Power Producers & Energy Traders–0.19%

AES Corp. (The), 5.45%, 06/01/2028	80,000	78,798

Calpine Corp., 4.50%, 02/15/2028(b)	300,000	280,412

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	1,044,000	854,901

Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	689,000	670,931

		1,885,042

Industrial Conglomerates–0.21%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,

6.38%, 12/15/2025	667,000	655,645

6.25%, 05/15/2026	719,000	699,897

5.25%, 05/15/2027	846,000	777,579

		2,133,121

Industrial Machinery & Supplies & Components–0.08%

CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	396,000	393,999

Stanley Black & Decker, Inc., 3.40%, 03/01/2026	80,000	76,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Industrial Machinery & Supplies & Components–(continued)

TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	$358,000	$ 342,831

		813,774

Insurance Brokers–0.04%

Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	349,000	342,524

Willis North America, Inc., 4.65%, 06/15/2027	75,000	72,914

		415,438

Integrated Oil & Gas–0.59%

BP Capital Markets America, Inc., 3.54%, 04/06/2027	75,000	71,541

Chevron USA, Inc., 1.02%, 08/12/2027	100,000	87,714

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)	1,085,000	1,094,159

Exxon Mobil Corp., 3.29%, 03/19/2027	50,000	47,848

Petroleos Mexicanos (Mexico), 7.69%, 01/23/2050	4,600,000	3,205,470

PETRONAS Capital Ltd. (Malaysia), 2.48%, 01/28/2032(b)	898,000	727,647

Qatar Energy (Qatar), 1.38%, 09/12/2026(b)	800,000	729,018

		5,963,397

Integrated Telecommunication Services–0.50%

Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	574,000	204,310
Altice France S.A. (France),

8.13%, 02/01/2027(b)	814,000	613,599

5.13%, 07/15/2029(b)	551,000	359,701

5.50%, 10/15/2029(b)	200,000	131,154

CommScope, Inc., 6.00%, 03/01/2026(b)	329,000	294,455

Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,154,000	1,118,645

Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	292,000	253,757

Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	889,000	885,568

Level 3 Financing, Inc., 10.50%, 05/15/2030(b)	527,000	524,851

Windstream Escrow LLC/ Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	672,000	648,179

		5,034,219

Interactive Home Entertainment–0.03%

Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	281,000	266,996

Interactive Media & Services–0.07%

Nexstar Media, Inc., 5.63%, 07/15/2027(b)	408,000	384,000

Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	307,000	227,087

	Principal Amount	Value
Interactive Media & Services–(continued)

TripAdvisor, Inc., 7.00%, 07/15/2025(b)	$133,000	$ 133,174

		744,261

Internet Services & Infrastructure–0.11%

Arches Buyer, Inc., 4.25%, 06/01/2028(b)	990,000	849,863

Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	261,000	245,652

		1,095,515

Investment Banking & Brokerage–0.13%
Charles Schwab Corp. (The),

2.00%, 03/20/2028	100,000	88,338

6.20%, 11/17/2029(e)	100,000	102,376
Goldman Sachs Group, Inc. (The),

3.85%, 01/26/2027	125,000	119,929

1.54%, 09/10/2027(e)	140,000	126,885

1.95%, 10/21/2027(e)	75,000	68,492

3.62%, 03/15/2028(e)	105,000	99,369
Morgan Stanley,

3.63%, 01/20/2027	130,000	124,305

1.59%, 05/04/2027(e)	110,000	101,404

6.30%, 10/18/2028(e)	300,000	306,415

Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	182,941

		1,320,454

IT Consulting & Other Services–0.16%

Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	273,000	247,307

EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)(c)	337,000	346,378
International Business Machines Corp.,

3.45%, 02/19/2026	150,000	145,098

3.30%, 05/15/2026	100,000	96,107

Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	91,437

Unisys Corp., 6.88%, 11/01/2027(b)	780,000	673,405

		1,599,732

Leisure Facilities–0.12%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	100,000	100,000

Life Time, Inc., 5.75%, 01/15/2026(b)(c)	456,000	451,379

NCL Corp. Ltd., 5.88%, 02/15/2027(b)	634,000	619,795

		1,171,174

Life & Health Insurance–0.10%

Genworth Holdings, Inc., 6.50%, 06/15/2034	910,000	849,594

Principal Financial Group, Inc., 3.40%, 05/15/2025	160,000	156,451

		1,006,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Life Sciences Tools & Services–0.04%

IQVIA, Inc., 5.00%, 05/15/2027(b)	$419,000	$ 404,907

Managed Health Care–0.01%

Centene Corp., 2.45%, 07/15/2028	60,000	52,428

Marine Ports & Services–0.08%

DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	810,000	855,642

Marine Transportation–0.05%

Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	276,000	237,756

Stena International S.A. (Sweden), 7.25%, 01/15/2031(b)	250,000	250,438

		488,194

Metal, Glass & Plastic Containers–0.24%

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)(c)	500,000	412,620
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,

5.25%, 04/30/2025(b)	819,000	811,793

4.13%, 08/15/2026(b)	1,043,000	870,271

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)(c)	350,000	334,518

		2,429,202

Movies & Entertainment–0.14%

Cinemark USA, Inc., 8.75%, 05/01/2025(b)	388,000	388,000

Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	406,000	407,141

Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	617,000	636,215

		1,431,356

Multi-line Insurance–0.01%

Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	94,265

Multi-Utilities–0.09%

Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	1,037,000	900,417

Office REITs–0.06%

Boston Properties L.P., 4.50%, 12/01/2028	100,000	93,271

Office Properties Income Trust, 4.50%, 02/01/2025	678,000	535,398

		628,669

Office Services & Supplies–0.24%

ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	1,090,000	948,989
Pitney Bowes, Inc.,

6.88%, 03/15/2027(b)	578,000	521,484

7.25%, 03/15/2029(b)	540,000	462,947

	Principal Amount	Value
Office Services & Supplies–(continued)

Steelcase, Inc., 5.13%, 01/18/2029	$503,000	$ 471,106

		2,404,526

Oil & Gas Drilling–0.28%

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	370,000	361,710

Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	855,000	858,151
Nabors Industries, Inc.,

7.38%, 05/15/2027(b)	958,000	950,321

9.13%, 01/31/2030(b)(c)	593,000	611,934

		2,782,116

Oil & Gas Equipment & Services–0.09%

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	75,000	70,009

Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	850,000	871,200

		941,209

Oil & Gas Exploration & Production–0.88%

Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	405,000	422,588
Civitas Resources, Inc.,

5.00%, 10/15/2026(b)	427,000	413,393

8.75%, 07/01/2031(b)	404,000	429,045
Comstock Resources, Inc.,

6.75%, 03/01/2029(b)(c)	1,020,000	972,062

5.88%, 01/15/2030(b)	837,000	763,186

Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	405,000	428,233

Devon Energy Corp., 5.25%, 10/15/2027	75,000	74,154
Hilcorp Energy I L.P./Hilcorp Finance Co.,

6.00%, 04/15/2030(b)	307,000	294,456

8.38%, 11/01/2033(b)	529,000	567,891

Ithaca Energy (North Sea) PLC (United Kingdom), 9.00%, 07/15/2026(b)	249,000	250,845

PDC Energy, Inc., 5.75%, 05/15/2026	496,000	496,027

PT Pertamina (Persero) (Indonesia), 6.45%, 05/30/2044(b)	200,000	201,857

Sinopec Group Overseas Development 2018 Ltd. (China), 2.95%, 11/12/2029(b)	2,760,000	2,480,319

SM Energy Co., 6.63%, 01/15/2027(c)	423,000	421,192

Talos Production, Inc., 9.38%, 02/01/2031(b)	570,000	607,913

		8,823,161

Oil & Gas Refining & Marketing–0.11%

HF Sinclair Corp., 5.88%, 04/01/2026	94,000	94,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing–(continued)
NuStar Logistics L.P.,

6.00%, 06/01/2026	$422,000	$ 419,138

5.63%, 04/28/2027	555,000	543,386

		1,056,786

Oil & Gas Storage & Transportation–1.23%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	1,587,000	1,368,724

Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	125,000	123,262
Energy Transfer L.P.,

4.40%, 03/15/2027	60,000	58,139

5.50%, 06/01/2027	50,000	49,763

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	350,000	350,220

ITT Holdings LLC, 6.50%, 08/01/2029(b)	497,000	449,406

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	410,000	435,307
New Fortress Energy, Inc.,

6.75%, 09/15/2025(b)	861,000	851,140

6.50%, 09/30/2026(b)(c)	1,217,000	1,164,765

Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	443,000	434,080

ONEOK, Inc., 5.65%, 11/01/2028	100,000	100,348

Rockies Express Pipeline LLC, 7.50%, 07/15/2038(b)	366,000	375,716

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(b)(f)	1,053,000	1,076,000
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,

6.00%, 03/01/2027(b)	290,000	282,746

7.38%, 02/15/2029(b)	430,000	430,842

6.00%, 12/31/2030(b)	1,145,000	1,078,274
Venture Global LNG, Inc.,

8.13%, 06/01/2028(b)	913,000	934,294

9.50%, 02/01/2029(b)	786,000	845,333

8.38%, 06/01/2031(b)	1,136,000	1,166,527

9.88%, 02/01/2032(b)	712,000	760,225

		12,335,111

Other Specialized REITs–0.08%

EPR Properties, 4.75%, 12/15/2026	75,000	71,959
Iron Mountain, Inc.,

4.88%, 09/15/2027(b)	238,000	227,319

4.50%, 02/15/2031(b)	585,000	516,569

		815,847

Other Specialty Retail–0.43%
Bath & Body Works, Inc.,

6.69%, 01/15/2027	600,000	604,294

6.75%, 07/01/2036	670,000	654,468

	Principal Amount	Value
Other Specialty Retail–(continued)

LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	$377,000	$ 369,919

Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	237,000	200,862

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	1,545,000	1,427,415

Staples, Inc., 7.50%, 04/15/2026(b)	1,130,000	1,090,481

		4,347,439

Packaged Foods & Meats–0.07%

Conagra Brands, Inc., 1.38%, 11/01/2027	100,000	86,514

TKC Holdings, Inc., 6.88%, 05/15/2028(b)	500,000	472,460

Tyson Foods, Inc., 4.00%, 03/01/2026	127,000	123,333

		682,307

Paper & Plastic Packaging Products & Materials–0.30%

Berry Global, Inc., 1.57%, 01/15/2026	80,000	74,544

Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	879,000	861,003
LABL, Inc.,

6.75%, 07/15/2026(b)	276,000	272,440

5.88%, 11/01/2028(b)	266,000	237,067

Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	435,000	426,777
Sealed Air Corp.,

5.50%, 09/15/2025(b)	563,000	560,267

6.13%, 02/01/2028(b)	184,000	181,947

6.88%, 07/15/2033(b)(c)	430,000	433,379

		3,047,424

Paper Products–0.09%

Domtar Corp., 6.75%, 10/01/2028(b)	999,000	873,420

Passenger Airlines–0.48%

Air Canada (Canada), 3.88%, 08/15/2026(b)	680,000	645,638

Air Canada Pass-Through Trust (Canada), Series 2020-1, Class C, 10.50%, 07/15/2026(b)	583,000	635,470

Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	410,000	396,703

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	626,000	619,314

Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	434,000	392,395

Delta Air Lines, Inc., 7.38%, 01/15/2026	416,000	425,891

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)(c)	838,000	786,823

Southwest Airlines Co., 3.45%, 11/16/2027	125,000	116,116

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Passenger Airlines–(continued)

United AirLines, Inc., 4.38%, 04/15/2026(b)	$799,000	$ 769,280

		4,787,630

Passenger Ground Transportation–0.04%

Uber Technologies, Inc., 8.00%, 11/01/2026(b)	400,000	404,331

Personal Care Products–0.05%

Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	571,000	548,363

Pharmaceuticals–0.49%

1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)(c)	669,000	657,511
AdaptHealth LLC,

4.63%, 08/01/2029(b)	805,000	679,010

5.13%, 03/01/2030(b)(c)	1,043,000	888,825

Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	465,000	433,589

Bristol-Myers Squibb Co., 0.75%, 11/13/2025	100,000	93,287

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)(c)	565,000	332,364

Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	1,778,000	1,621,015

Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	128,532

Viatris, Inc., 2.30%, 06/22/2027	85,000	76,449

		4,910,582

Property & Casualty Insurance–0.01%

Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	75,000	72,850

Publishing–0.08%

Gannett Holdings LLC, 6.00%, 11/01/2026(b)	858,000	797,087

Rail Transportation–0.12%

Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,236,874

Real Estate Development–0.05%

Forestar Group, Inc., 3.85%, 05/15/2026(b)	558,000	530,073

Real Estate Services–0.29%

Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	934,254	820,733

Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	1,255,000	1,238,479

Newmark Group, Inc., 7.50%, 01/12/2029(b)	845,000	853,959

		2,913,171

	Principal Amount	Value
Regional Banks–0.06%

Santander Holdings USA, Inc., 2.49%, 01/06/2028(e)	$100,000	$ 90,637

Truist Financial Corp., 4.87%, 01/26/2029(e)	100,000	97,009

Verde Purchaser LLC, 10.50%, 11/30/2030(b)(c)	355,000	374,392

		562,038

Reinsurance–0.09%

Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(e)	992,000	876,982

Renewable Electricity–0.04%

Sunnova Energy Corp., 5.88%, 09/01/2026(b)	700,000	436,026

Retail REITs–0.21%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,

5.75%, 05/15/2026(b)(c)	1,000,000	968,541

4.50%, 04/01/2027(b)	517,000	459,653

Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	594,000	507,227

Realty Income Corp., 4.88%, 06/01/2026	80,000	78,998

Simon Property Group L.P., 3.30%, 01/15/2026	64,000	61,633

		2,076,052

Security & Alarm Services–0.15%
CoreCivic, Inc.,

4.75%, 10/15/2027	467,000	435,718

8.25%, 04/15/2029	400,000	413,654

Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	634,000	626,593

		1,475,965

Semiconductors–0.04%

ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)(c)	429,000	429,807

Sovereign Debt–14.82%
Abu Dhabi Government International Bond (United Arab Emirates),

3.13%, 05/03/2026(b)	440,000	421,775

2.70%, 09/02/2070(b)	5,040,000	2,717,250
Angolan Government International Bond (Angola),

8.25%, 05/09/2028(b)	1,745,000	1,648,999

9.38%, 05/08/2048(b)	440,000	375,263

9.13%, 11/26/2049(b)	1,140,000	951,410
Argentine Republic Government International Bond (Argentina),

0.75%, 07/09/2030(f)	3,000,000	1,743,030

3.63%, 07/09/2046(f)	2,192,000	1,047,781
Bahrain Government International Bond (Bahrain),

7.00%, 01/26/2026(b)	2,000,000	2,015,620

7.00%, 10/12/2028(b)	979,000	998,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Brazilian Government International Bond (Brazil),

4.63%, 01/13/2028	$1,110,000	$ 1,067,578

4.50%, 05/30/2029	760,000	708,709

3.88%, 06/12/2030	1,540,000	1,356,498

6.00%, 10/20/2033	1,528,000	1,462,552

7.13%, 01/20/2037	854,000	882,555

5.63%, 01/07/2041	252,000	217,550

CBB International Sukuk Programme Co. WLL (Bahrain), 4.50%, 03/30/2027(b)	2,880,000	2,762,286
Chile Government International Bond (Chile),

3.24%, 02/06/2028	1,241,000	1,147,951

2.45%, 01/31/2031	1,414,000	1,180,664

2.55%, 01/27/2032	770,000	631,422

3.50%, 01/31/2034	1,140,000	965,976

China Government International Bond (China), 1.20%, 10/21/2030(b)	908,000	735,157
Colombia Government International Bond (Colombia),

3.88%, 04/25/2027	2,250,000	2,093,615

4.50%, 03/15/2029	880,000	791,918

7.50%, 02/02/2034	880,000	867,676

7.38%, 09/18/2037	3,000,000	2,872,190

6.13%, 01/18/2041	1,950,000	1,605,861
Costa Rica Government International Bond (Costa Rica),

6.13%, 02/19/2031(b)	440,000	438,827

6.55%, 04/03/2034(b)	1,688,000	1,713,697
Dominican Republic International Bond (Dominican Republic),

6.88%, 01/29/2026(b)	820,000	823,779

6.00%, 07/19/2028(b)	600,000	587,924

5.50%, 02/22/2029(b)	440,000	419,720

4.50%, 01/30/2030(b)	1,140,000	1,022,177

4.88%, 09/23/2032(b)	1,975,000	1,734,049

6.00%, 02/22/2033(b)	820,000	777,360

6.85%, 01/27/2045(b)	802,000	764,923
Ecuador Government International Bond (Ecuador),

6.00%, 07/31/2030(b)(f)	293,000	206,821

3.50%, 07/31/2035(b)(f)	2,022,000	1,115,549
Egypt Government International Bond (Egypt),

7.50%, 01/31/2027(b)	1,118,000	1,063,866

5.80%, 09/30/2027(b)	770,000	687,013

7.60%, 03/01/2029(b)	200,000	180,486

8.50%, 01/31/2047(b)	2,896,000	2,218,221

7.90%, 02/21/2048(b)	1,200,000	874,044

8.70%, 03/01/2049(b)	2,110,000	1,641,913
El Salvador Government International Bond (El Salvador),

7.65%, 06/15/2035(b)	274,000	198,574

9.50%, 07/15/2052(b)	590,000	467,204
Ghana Government International Bond (Ghana),

7.63%, 05/16/2029(b)	818,000	398,530

8.95%, 03/26/2051(b)	738,000	358,577

	Principal Amount	Value
Sovereign Debt–(continued)

Guatemala Government Bond (Guatemala), 6.60%, 06/13/2036(b)	$895,000	$ 879,518
Hungary Government International Bond (Hungary),

5.25%, 06/16/2029(b)	3,080,000	2,988,462

2.13%, 09/22/2031(b)	2,400,000	1,851,847

6.25%, 09/22/2032(b)	1,334,000	1,347,908

5.50%, 06/16/2034(b)	410,000	390,951

7.63%, 03/29/2041	1,200,000	1,335,060

6.75%, 09/25/2052(b)	380,000	391,478
Indonesia Government International Bond (Indonesia),

4.75%, 01/08/2026(b)	636,000	630,264

4.85%, 01/11/2033	780,000	746,703

8.50%, 10/12/2035(b)	581,000	721,134

6.75%, 01/15/2044(b)	651,000	729,772
Ivory Coast Government International Bond (Ivory Coast),

6.38%, 03/03/2028(b)	650,000	631,638

6.13%, 06/15/2033(b)	820,000	712,490

Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,634,948
Jordan Government International Bond (Jordan),

6.13%, 01/29/2026(b)	1,000,000	972,777

7.50%, 01/13/2029(b)	1,849,000	1,826,045

Kazakhstan Government International Bond (Kazakhstan), 4.88%, 10/14/2044(b)	1,000,000	926,800

KSA Sukuk Ltd. (Saudi Arabia), 4.30%, 01/19/2029(b)	2,000,000	1,922,324

Kuwait International Government Bond (Kuwait), 3.50%, 03/20/2027(b)	800,000	763,560

Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	240,460
Mexico Government International Bond (Mexico),

4.13%, 01/21/2026	2,310,000	2,250,837

4.50%, 04/22/2029	2,310,000	2,187,422

6.35%, 02/09/2035	342,000	340,725

5.75%, 10/12/2110	3,150,000	2,611,031

Series A, 6.05%, 01/11/2040	366,000	348,854
Nigeria Government International Bond (Nigeria),

8.38%, 03/24/2029(b)	1,785,000	1,693,947

7.70%, 02/23/2038(b)	2,000,000	1,582,060

7.63%, 11/28/2047(b)	440,000	328,060
Oman Government International Bond (Oman),

4.75%, 06/15/2026(b)	3,310,000	3,231,944

5.63%, 01/17/2028(b)	1,000,000	985,922

6.25%, 01/25/2031(b)	1,000,000	1,011,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Panama Government International Bond (Panama),

7.13%, 01/29/2026	$1,110,000	$ 1,121,224

3.88%, 03/17/2028	1,000,000	901,587

3.16%, 01/23/2030	780,000	637,318

2.25%, 09/29/2032	780,000	541,360

6.40%, 02/14/2035(c)	1,160,000	1,067,321

6.70%, 01/26/2036	1,350,000	1,270,625

6.88%, 01/31/2036(c)	1,807,000	1,706,128

4.50%, 04/01/2056	2,700,000	1,683,315

4.50%, 01/19/2063(c)	1,520,000	932,101

Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	769,000	755,858

Perusahaan Penerbit SBSN Indonesia III (Indonesia), 4.15%, 03/29/2027(b)	1,176,000	1,135,908
Peruvian Government International Bond (Peru),

2.39%, 01/23/2026	1,180,000	1,115,395

4.13%, 08/25/2027	1,226,000	1,171,811

2.84%, 06/20/2030	500,000	425,625

2.78%, 01/23/2031	1,059,000	881,512

8.75%, 11/21/2033	725,000	863,692

3.60%, 01/15/2072	650,000	397,475
Philippine Government International Bond (Philippines),

3.00%, 02/01/2028	1,000,000	920,238

6.38%, 01/15/2032	2,000,000	2,111,569
Qatar Government International Bond (Qatar),

6.40%, 01/20/2040(b)	780,000	848,946

5.10%, 04/23/2048(b)	936,000	866,647

4.82%, 03/14/2049(b)	964,000	854,343

4.40%, 04/16/2050(b)	1,033,000	859,001
Republic of Poland Government International Bond (Poland),

3.25%, 04/06/2026	2,310,000	2,229,289

5.75%, 11/16/2032	1,980,000	2,019,129
Republic of South Africa Government International Bond (South Africa),

5.88%, 09/16/2025	1,100,000	1,093,070

4.30%, 10/12/2028	965,000	861,258

4.85%, 09/30/2029	1,000,000	892,113

5.88%, 04/20/2032	440,000	392,157

5.38%, 07/24/2044	820,000	581,273

5.65%, 09/27/2047	780,000	554,034

5.75%, 09/30/2049	1,177,000	835,246

7.30%, 04/20/2052	400,000	338,928
Romanian Government International Bond (Romania),

3.00%, 02/27/2027(b)	780,000	720,619

6.63%, 02/17/2028(b)	820,000	831,154

3.63%, 03/27/2032(b)	800,000	664,273

7.13%, 01/17/2033(b)	380,000	393,183

6.00%, 05/25/2034(b)	1,540,000	1,477,091

6.13%, 01/22/2044(b)	800,000	750,720

5.13%, 06/15/2048(b)	2,344,000	1,914,017

4.00%, 02/14/2051(b)	1,750,000	1,175,232

7.63%, 01/17/2053(b)	760,000	813,031

	Principal Amount	Value
Sovereign Debt–(continued)
Saudi Government International Bond (Saudi Arabia),

3.25%, 10/26/2026(b)	$500,000	$ 476,784

4.38%, 04/16/2029(b)	1,798,000	1,729,458

4.50%, 04/17/2030(b)	1,062,000	1,014,999

5.50%, 10/25/2032(b)	1,560,000	1,569,240

2.25%, 02/02/2033(b)	2,550,000	1,989,637

4.50%, 10/26/2046(b)	618,000	503,145

4.63%, 10/04/2047(b)	780,000	641,156

5.00%, 01/18/2053(b)	1,320,000	1,118,283

4.50%, 04/22/2060(b)	1,140,000	879,994

Serbia International Bond (Serbia), 6.50%, 09/26/2033(b)	370,000	370,503
Sharjah Sukuk Program Ltd. (United Arab Emirates),

3.85%, 04/03/2026(b)	600,000	578,258

4.23%, 03/14/2028(b)	1,019,000	966,873
Turkey Government International Bond (Turkey),

4.75%, 01/26/2026	440,000	431,248

4.25%, 04/14/2026	1,320,000	1,276,295

7.63%, 04/26/2029	1,474,000	1,499,795

11.88%, 01/15/2030	1,232,000	1,529,485

6.88%, 03/17/2036	1,218,000	1,131,967

Uruguay Government International Bond (Uruguay), 5.75%, 10/28/2034	405,000	415,361

		148,907,141

Specialized Consumer Services–0.04%

Sotheby’s, 7.38%, 10/15/2027(b)	430,000	401,103

Specialized Finance–0.03%

Blackstone Private Credit Fund, 3.25%, 03/15/2027	75,000	68,845

Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	251,000	246,974

		315,819

Specialty Chemicals–0.15%

ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(b)	385,000	232,369

PPG Industries, Inc., 1.20%, 03/15/2026	67,000	61,834

SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	832,000	799,458

WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	470,000	421,326

		1,514,987

Steel–0.06%

ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	134,000	130,878

Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	379,000	370,565

Nucor Corp., 3.95%, 05/01/2028	100,000	95,147

		596,590

Systems Software–0.16%

Gen Digital, Inc., 6.75%, 09/30/2027(b)	424,000	425,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Systems Software–(continued)

McAfee Corp., 7.38%, 02/15/2030(b)	$740,000	$ 686,140

Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	502,000	457,143

		1,569,217

Technology Distributors–0.03%

Avnet, Inc., 4.63%, 04/15/2026	75,000	73,256

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	260,000	259,131

		332,387

Technology Hardware, Storage & Peripherals–0.25%
Apple, Inc.,

3.25%, 02/23/2026	150,000	144,999

3.20%, 05/11/2027	135,000	128,038

Seagate HDD Cayman, 9.63%, 12/01/2032	466,706	523,889

Western Digital Corp., 4.75%, 02/15/2026	538,000	523,941

Xerox Corp., 6.75%, 12/15/2039(c)	513,000	391,282
Xerox Holdings Corp.,

5.00%, 08/15/2025(b)	231,000	224,668

5.50%, 08/15/2028(b)(c)	693,000	601,986

		2,538,803

Telecom Tower REITs–0.08%
American Tower Corp.,

1.30%, 09/15/2025	134,000	126,348

3.65%, 03/15/2027	105,000	99,678

3.55%, 07/15/2027	105,000	98,745

SBA Communications Corp., 3.88%, 02/15/2027	481,000	452,504

		777,275

Tires & Rubber–0.06%

Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	655,000	628,678

Tobacco–0.12%

Altria Group, Inc., 4.40%, 02/14/2026	134,000	131,383

B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	126,806

Philip Morris International, Inc., 4.88%, 02/15/2028	160,000	157,325

Vector Group Ltd., 5.75%, 02/01/2029(b)	817,000	743,632

		1,159,146

Trading Companies & Distributors–0.15%

Air Lease Corp., 4.63%, 10/01/2028	90,000	86,140

Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)	540,000	540,000

Herc Holdings, Inc., 5.50%, 07/15/2027(b)	880,000	855,539

		1,481,679

	Principal Amount	Value
Transaction & Payment Processing Services–0.11%

Block, Inc., 2.75%, 06/01/2026	$276,000	$ 259,557

Global Payments, Inc., 2.15%, 01/15/2027	110,000	100,739

NCR Atleos Corp., 9.50%, 04/01/2029(b)	655,000	696,860

Western Union Co. (The), 1.35%, 03/15/2026	75,000	69,007

		1,126,163

Wireless Telecommunication Services–0.01%

Sprint Capital Corp., 6.88%, 11/15/2028	70,000	73,362

Total U.S. Dollar Denominated Bonds & Notes (Cost $391,829,393)		376,081,872

Equity Linked Notes–22.26%
Diversified Banks–21.43%

Bank of Montreal (Communication Services Select Sector SPDR Fund) (Canada), 15.71%, 05/22/2024(b)	8,678,000	8,457,744

Bank of Montreal (Industrial Select Sector SPDR Fund) (Canada), 11.81%, 05/15/2024(b)	8,925,000	8,680,385

Bank of Montreal (Technology Select Sector SPDR Fund) (Canada), 16.32%, 05/09/2024(b)	12,360,000	11,566,919
Bank of Nova Scotia (The) (Technology Select Sector SPDR Fund) (Canada),

15.75%, 05/01/2024(b)	12,271,000	11,683,681

17.25%, 06/03/2024(b)	11,644,000	11,442,071

Barclays Bank PLC (Consumer Staples Select Sector SPDR Fund) (United Kingdom), 8.15%, 05/20/2024(b)	5,868,000	5,983,200
Barclays Bank PLC (Technology Select Sector SPDR Fund) (United Kingdom),

17.00%, 05/03/2024(b)	12,210,000	11,226,902

18.23%, 06/05/2024(b)	11,409,000	11,409,000

BNP Paribas S.A. (Industrial Select Sector SPDR Fund) (France), 10.09%, 05/08/2024(b)	8,910,000	8,717,818

Canadian Imperial Bank of Commerce (Financial Select Sector SPDR Fund) (Canada), 15.00%, 05/24/2024(b)	8,603,000	8,661,506

Citigroup, Inc. (Consumer Discretionary Select Sector SPDR Fund), 19.05%, 05/21/2024(b)	6,815,000	6,891,594

HSBC Bank PLC (Consumer Discretionary Select Sector SPDR Fund) (United Kingdom), 17.88%, 05/29/2024(b)	6,726,000	6,850,758

HSBC Bank PLC (Health Care Select Sector SPDR Fund) (United Kingdom), Series 76, 11.21%, 05/28/2024(b)	7,930,000	7,978,696

JPMorgan Chase & Co. (Health Care Select Sector SPDR Fund), 9.41%, 05/31/2024(b)	7,857,000	7,832,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Banks–(continued)

Mizuho Financial Group, Inc. (Consumer Discretionary Select Sector SPDR Fund) (Japan), 15.50%, 05/10/2024(b)	$7,128,000	$ 7,050,269
Mizuho Financial Group, Inc. (Consumer Staples Select Sector SPDR Fund) (Japan),

7.00%, 05/02/2024(b)	5,689,000	5,712,094

5.06%, 06/04/2024(b)	5,461,000	5,404,794

Mizuho Financial Group, Inc. (Materials Select Sector SPDR Fund) (Japan), 12.50%, 05/16/2024(b)	4,851,000	4,678,419

Mizuho Financial Group, Inc. (Utilities Select Sector SPDR Fund) (Japan), 13.70%, 05/16/2024(b)	4,497,000	4,521,883

Royal Bank of Canada (Communication Services Select Sector SPDR Fund) (Canada), 15.04%, 05/07/2024(b)	8,979,000	8,458,520

Royal Bank of Canada (iShares Dow Jones U.S. Real Estate ETF) (Canada), 14.41%, 05/23/2024(b)	4,111,000	4,172,399

Royal Bank of Canada (Technology Select Sector SPDR Fund) (Canada), 16.81%, 05/29/2024(b)	11,648,000	11,819,731
Societe Generale S.A. (Financial Select Sector SPDR Fund) (France),

13.76%, 05/13/2024(b)	9,061,000	8,762,281

10.80%, 05/30/2024(b)	8,421,000	8,204,506

Toronto-Dominion Bank (The) (Energy Select Sector SPDR Fund) (Canada), 19.20%, 05/23/2024(b)	7,542,000	7,523,104

Toronto-Dominion Bank (The) (Technology Select Sector SPDR Fund) (Canada), 18.50%, 05/17/2024(b)	12,501,000	11,638,908

		215,329,777

Diversified Capital Markets–0.83%

UBS Group AG (Health Care Select Sector SPDR Fund) (Switzerland), 9.15%, 05/14/2024(b)	8,448,000	8,297,208

Total Equity Linked Notes (Cost $228,543,000)		223,626,985

U.S. Treasury Securities–19.58%
U.S. Treasury Bills–0.09%

5.27% - 5.28%, 09/05/2024(g)(h)	851,000	835,359

U.S. Treasury Bonds–16.95%

5.25%, 11/15/2028	400,000	408,031

4.75%, 11/15/2053	170,700,000	169,873,172

		170,281,203

	Principal Amount	Value
U.S. Treasury Notes–2.54%

1.13%, 01/15/2025	$9,650,000	$ 9,371,848

5.00%, 09/30/2025	4,700,000	4,688,801

0.38%, 12/31/2025	5,350,000	4,949,168

1.25%, 12/31/2026	6,100,000	5,548,855

2.63%, 05/31/2027	1,050,000	983,350

		25,542,022

Total U.S. Treasury Securities (Cost $211,082,102)		196,658,584

	Shares
Preferred Stocks–7.01%
Alternative Carriers–0.04%

Qwest Corp., 6.50%, Pfd.	27,087	263,286

Qwest Corp., 6.75%, Pfd.	18,289	179,781

		443,067

Asset Management & Custody Banks–0.17%

Affiliated Managers Group, Inc., 5.88%, Pfd.	8,313	183,800

Affiliated Managers Group, Inc., 4.75%, Pfd.	7,620	141,046

Affiliated Managers Group, Inc., 4.20%, Pfd.	5,542	91,776

Affiliated Managers Group, Inc., 6.75%, Pfd.(c)	12,470	319,232

Brookfield Oaktree Holdings LLC, 6.63%, Series A, Pfd.	4,988	108,738

Brookfield Oaktree Holdings LLC, 6.55%, Series B, Pfd.	6,512	140,008

New Mountain Finance Corp., 8.25%, Pfd.	3,187	81,364

Northern Trust Corp., 4.70%, Series E, Pfd.	11,084	230,547

Prospect Capital Corp., 5.35%, Series A, Pfd.	3,638	62,574

State Street Corp., 5.35%, Series G, Pfd.(c)	13,855	329,472

		1,688,557

Automobile Manufacturers–0.14%

Ford Motor Co., 6.20%, Pfd.	20,783	502,325

Ford Motor Co., 6.00%, Pfd.	22,168	532,032

Ford Motor Co., 6.50%, Pfd.	16,626	407,337

		1,441,694

Broadline Retail–0.04%

Dillard’s Capital Trust I, 7.50%, Pfd.	5,542	143,316

QVC, Inc., 6.38%, Pfd.	6,235	79,185

QVC, Inc., 6.25%, Pfd.	13,862	173,691

		396,192

Commercial & Residential Mortgage Finance–0.02%

Merchants Bancorp, 6.00%, Series C, Pfd.	5,436	105,241

Merchants Bancorp, 8.25%, Pfd.(e)	3,949	102,674

		207,915

Consumer Finance–0.29%

Capital One Financial Corp., 5.00%, Series I, Pfd.	41,565	803,036

Capital One Financial Corp., 4.80%, Series J, Pfd.	34,638	635,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Multi-Asset Income Fund

	Shares	Value
Consumer Finance–(continued)

Capital One Financial Corp., 4.63%, Series K, Pfd.	3,464	$ 62,733

Capital One Financial Corp., 4.38%, Series L, Pfd.	18,704	316,285

Capital One Financial Corp., 4.25%, Series N, Pfd.	11,777	194,320

Navient Corp., 6.00%, Pfd.	8,313	155,536

Synchrony Financial, 5.63%, Series A, Pfd.	20,783	369,937

Synchrony Financial, 8.25%, Series B, Pfd.(e)	13,855	348,176

		2,885,977
Data Center REITs–0.05%

Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	5,542	117,102

Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	5,819	132,499

Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	9,560	202,672

		452,273
Diversified Banks–1.82%

Bank of America Corp., 6.00%, Series GG, Pfd.	37,409	921,384

Bank of America Corp., 5.88%, Series HH, Pfd.	23,587	575,759

Bank of America Corp., 6.45%, Series K, Pfd.	29,096	733,219

Bank of America Corp., 5.38%, Series KK, Pfd.	38,290	871,480

Bank of America Corp., 5.00%, Series LL, Pfd.	36,054	768,311

Bank of America Corp., 4.38%, Series NN, Pfd.	29,783	562,899

Bank of America Corp., 4.13%, Series PP, Pfd.	25,285	451,843

Bank of America Corp., 4.25%, Series QQ, Pfd.	35,939	657,684

Bank of America Corp., 4.75%, Series SS, Pfd.	19,025	384,876

Fifth Third Bancorp, 6.00%, Series A, Pfd.	5,542	127,355

Fifth Third Bancorp, 4.95%, Series K, Pfd.	6,928	148,606

First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	9,560	200,569

First Citizens BancShares, Inc., 5.63%, Series C, Pfd.	5,542	120,871

JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	47,003	1,162,854

JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	51,264	1,289,290

JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	24,939	531,450

JPMorgan Chase & Co., 4.55%, Series JJ, Pfd.	41,565	844,601

JPMorgan Chase & Co., 4.63%, Series LL, Pfd.	51,264	1,064,753

JPMorgan Chase & Co., 4.20%, Series MM, Pfd.	55,420	1,054,088

KeyCorp, 6.13%, Series E, Pfd.(e)	13,855	319,496

KeyCorp, 5.65%, Series F, Pfd.	11,777	242,253

	Shares	Value
Diversified Banks–(continued)

KeyCorp, 5.63%, Series G, Pfd.	12,470	$ 257,131

KeyCorp, 6.20%, Pfd.(e)	16,626	372,422

U.S. Bancorp, 5.50%, Series K, Pfd.	15,933	371,398

U.S. Bancorp, 3.75%, Series L, Pfd.	13,855	224,728

U.S. Bancorp, 4.00%, Series M, Pfd.	20,783	358,715

U.S. Bancorp, 4.50%, Series O, Pfd.	12,470	242,292

Wells Fargo & Co., 5.63%, Series Y, Pfd.	19,120	445,305

Wells Fargo & Co., 4.75%, Series Z, Pfd.	55,766	1,135,953

Wells Fargo & Co., 4.70%, Series AA, Pfd.	32,421	653,607

Wells Fargo & Co., 4.38%, Series CC, Pfd.	29,096	554,279

Wells Fargo & Co., 4.25%, Series DD, Pfd.	34,638	640,110

		18,289,581

Diversified Chemicals–0.01%

EIDP, Inc., 4.50%, Series B, Pfd.	1,218	84,895

Diversified Financial Services–0.27%

Apollo Global Management, Inc., 7.63%, Pfd.(e)	16,626	439,259

Brookfield BRP Holdings Canada, Inc., 4.63%, Pfd.	9,699	150,819

Brookfield BRP Holdings Canada, Inc., 4.88%, Pfd.	7,205	116,361

Carlyle Finance LLC, 4.63%, Pfd.	13,855	250,914

Equitable Holdings, Inc., 5.25%, Series A, Pfd.(c)	22,168	483,262

Equitable Holdings, Inc., 4.30%, Series C, Pfd.	8,313	146,143

Jackson Financial, Inc., 8.00%, Pfd.(e)	15,241	399,009

KKR Group Finance Co. IX LLC, 4.63%, Pfd.	13,855	261,998

TPG Operating Group II L.P., 6.95%, Pfd.	11,084	285,856

Voya Financial, Inc., 5.35%, Series B, Pfd.(e)	8,313	199,845

		2,733,466

Diversified REITs–0.02%

Global Net Lease, Inc., 7.25%, Series A, Pfd.	4,710	94,247

Global Net Lease, Inc., 6.88%, Series B, Pfd.	3,133	60,373

		154,620

Electric Utilities–0.52%

BIP Bermuda Holdings I Ltd., 5.13%, Pfd.	8,313	147,473

Brookfield Infrastructure Finance ULC, 5.00%, Pfd.	6,928	118,053

Duke Energy Corp., 5.63%, Pfd.	13,855	326,701

Duke Energy Corp., 5.75%, Series A, Pfd.(c)	27,710	685,822

Entergy Arkansas LLC, 4.88%, Pfd.	11,361	241,421

Entergy Louisiana LLC, 4.88%, Pfd.	7,482	158,618

Entergy Mississippi LLC, 4.90%, Pfd.	7,205	156,421

Entergy New Orleans LLC, 5.50%, Pfd.	3,048	69,129

Georgia Power Co., 5.00%, Series 2017-A, Pfd.	7,482	165,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Multi-Asset Income Fund

	Shares	Value
Electric Utilities–(continued)

National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	6,928	$ 170,429

NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	19,051	464,463

Pacific Gas and Electric Co., 6.00%, Series A, Pfd.	2,918	65,480

SCE Trust II, 5.10%, Pfd.	6,096	120,762

SCE Trust IV, 5.38%, Series J, Pfd.(e)	9,006	212,452

SCE Trust V, 5.45%, Series K, Pfd.(e)	8,313	204,167

SCE Trust VI, 5.00%, Pfd.	13,162	260,871

SCE Trust VII, 7.50%, Series M, Pfd.	15,241	397,790

Southern Co. (The), 5.25%, Pfd.	12,470	281,198

Southern Co. (The), 4.95%,

Series 2020, Pfd.	27,710	592,163

Southern Co. (The), 4.20%, Series C, Pfd.	20,783	399,241

		5,237,707

Gas Utilities–0.02%

South Jersey Industries, Inc., 5.63%, Pfd.	4,788	66,518

Spire, Inc., 5.90%, Series A, Pfd.	6,928	166,757

		233,275

Integrated Telecommunication Services–0.30%

AT&T, Inc., 5.35%, Pfd.	36,646	821,970

AT&T, Inc., 5.63%, Pfd.(c)	22,861	545,006

AT&T, Inc., 5.00%, Series A, Pfd.	33,252	689,979

AT&T, Inc., 4.75%, Series C, Pfd.	48,493	952,403

		3,009,358

Investment Banking & Brokerage–0.59%

Brookfield Finance I (UK) PLC, 4.50%, Pfd.	6,373	99,801

Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	11,084	189,204

Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	20,783	517,497

Charles Schwab Corp. (The), 4.45%, Series J, Pfd.	16,626	330,359

Morgan Stanley, 5.85%, Series K, Pfd.	27,710	663,931

Morgan Stanley, 7.13%, Series E, Pfd.	23,900	602,997

Morgan Stanley, 6.88%, Series F, Pfd.	23,554	592,619

Morgan Stanley, 6.38%, Series I, Pfd.	27,710	690,533

Morgan Stanley, 4.88%, Series L, Pfd.	13,855	301,208

Morgan Stanley, 4.25%, Series O, Pfd.	36,023	668,947

Morgan Stanley, 6.50%, Series P, Pfd.	27,710	700,786

Stifel Financial Corp., 5.20%, Pfd.	6,235	134,801

Stifel Financial Corp., 6.25%, Series B, Pfd.	4,434	107,081

Stifel Financial Corp., 6.13%, Series C, Pfd.	6,235	144,901

Stifel Financial Corp., 4.50%, Series D, Pfd.	8,313	146,558

		5,891,223

Leisure Products–0.04%

Brunswick Corp., 6.50%, Pfd.	5,126	124,972

Brunswick Corp., 6.63%, Pfd.	3,464	84,937

Brunswick Corp., 6.38%, Pfd.	6,373	155,374

		365,283

	Shares	Value
Life & Health Insurance–0.71%

AEGON Funding Co. LLC, 5.10%, Pfd.	25,632	$ 539,041

American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.	8,313	204,250

Athene Holding Ltd., 5.63%, Series B, Pfd.	9,560	197,701

Athene Holding Ltd., 6.38%, Series C, Pfd.(e)	16,626	416,149

Athene Holding Ltd., 4.88%, Series D, Pfd.	15,933	282,014

Athene Holding Ltd., 7.75%, Series E, Pfd.(e)	13,855	368,682

Athene Holding Ltd., 6.35%, Series A, Pfd.(e)	23,900	561,889

Athene Holding Ltd., 7.25%, Pfd.(e)	15,933	396,891

Brighthouse Financial, Inc., 6.25%, Pfd.	10,391	233,486

Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	11,777	261,685

Brighthouse Financial, Inc., 6.75%, Series B, Pfd.	11,153	259,642

Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	15,933	293,326

Brighthouse Financial, Inc., 4.63%, Series D, Pfd.	9,699	149,559

CNO Financial Group, Inc., 5.13%, Pfd.	4,157	83,722

F&G Annuities & Life, Inc., 7.95%, Pfd.	9,560	248,560

Globe Life, Inc., 4.25%, Pfd.	9,006	135,630

Lincoln National Corp., 9.00%, Series D, Pfd.	13,855	373,392

MetLife, Inc., 5.63%, Series E, Pfd.	22,307	523,545

MetLife, Inc., 4.75%, Series F, Pfd.	27,710	565,838

Prudential Financial, Inc., 5.63%, Pfd.	15,656	375,901

Prudential Financial, Inc., 4.13%, Pfd.	13,855	268,302

Prudential Financial, Inc., 5.95%, Pfd.	8,313	208,074

Unum Group, 6.25%, Pfd.	8,313	206,578

		7,153,857

Multi-line Insurance–0.01%

Assurant, Inc., 5.25%, Pfd.	6,928	143,063

Multi-Utilities–0.21%

Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	5,542	95,600

Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	5,542	92,829

CMS Energy Corp., 5.63%, Pfd.	5,542	128,297

CMS Energy Corp., 5.88%, Pfd.(i)	7,759	186,837

CMS Energy Corp., 5.88%, Pfd.(i)	17,457	424,205

CMS Energy Corp., 4.20%, Series C, Pfd.	6,373	117,901

DTE Energy Co., 5.25%, Series E, Investment Units	11,084	250,055

DTE Energy Co., 4.38%, Series G, Pfd.	6,373	124,337

DTE Energy Co., 4.38%, Pfd.	7,759	153,007

Sempra, 5.75%, Pfd.	20,990	505,439

		2,078,507

Office REITs–0.08%

Hudson Pacific Properties, Inc., 4.75%, Series C, Pfd.	11,777	167,233

SL Green Realty Corp., 6.50%, Series I, Pfd.	6,371	141,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Multi-Asset Income Fund

	Shares	Value
Office REITs–(continued)

Vornado Realty Trust, 5.40%, Series L, Pfd.	8,313	$ 127,937

Vornado Realty Trust, 5.25%, Series M, Pfd.	8,853	133,680

Vornado Realty Trust, 5.25%, Series N, Pfd.	8,313	123,698

Vornado Realty Trust, 4.45%, Series O, Pfd.	8,313	105,991

		800,294

Office Services & Supplies–0.02%

Pitney Bowes, Inc., 6.70%, Pfd.	11,777	193,378

Other Specialized REITs–0.01%

EPR Properties, 5.75%, Series G, Pfd.	4,157	78,401

Property & Casualty Insurance–0.40%

Allstate Corp. (The), 5.10%, Series H, Pfd.	31,867	683,229

Allstate Corp. (The), 4.75%, Series I, Pfd.	8,313	172,412

Allstate Corp. (The), 7.38%, Series J, Pfd.	16,626	443,582

American Financial Group, Inc., 5.88%, Pfd.	3,464	79,014

American Financial Group, Inc., 5.13%, Pfd.	5,542	114,609

American Financial Group, Inc., 5.63%, Pfd.	4,157	94,114

American Financial Group, Inc., 4.50%, Pfd.	5,542	103,746

Arch Capital Group Ltd., 5.45%, Series F, Pfd.	9,144	205,009

Arch Capital Group Ltd., 4.55%, Series G, Pfd.	13,855	267,402

Argo Group International Holdings, Inc., 7.00%, Pfd.(e)	4,157	101,015

Argo Group US, Inc., 6.50%, Pfd.	3,983	85,396

Aspen Insurance Holdings Ltd., 5.63%, Pfd.	6,928	136,135

Aspen Insurance Holdings Ltd., 5.63%, Pfd.	6,928	133,433

AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	15,241	317,622

Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	9,560	238,713

Kemper Corp., 5.88%, Pfd.(e)	4,157	92,909

PartnerRe Ltd., 4.88%, Series J, Pfd.	5,542	108,180

Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	5,542	99,534

W.R. Berkley Corp., 5.70%, Pfd.	5,126	117,693

W.R. Berkley Corp., 5.10%, Pfd.	8,313	175,487

W.R. Berkley Corp., 4.25%, Pfd.	6,928	129,761

W.R. Berkley Corp., 4.13%, Pfd.	8,313	152,128

		4,051,123

Real Estate Operating Companies–0.05%

Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	5,099	74,190

Brookfield Property Partners L.P., 6.38%, Series A-2, Pfd.	6,928	93,736

Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	7,967	99,667

	Shares	Value
Real Estate Operating Companies–(continued)

Brookfield Property Preferred L.P., 6.25%, Pfd.	18,597	$ 269,843

		537,436

Regional Banks–0.47%

Associated Banc-Corp, 5.88%, Series E, Pfd.	2,771	55,420

Associated Banc-Corp, 5.63%, Series F, Pfd.	2,771	52,344

Associated Banc-Corp, 6.63%, Pfd.(e)	8,313	186,211

Bank of Hawaii Corp., 4.38%, Series A, Pfd.	4,988	79,808

Bank OZK, 4.63%, Series A, Pfd.	9,699	166,241

Cadence Bank, 5.50%, Series A, Pfd.	4,780	98,372

Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	12,470	244,661

Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	4,157	76,239

First Horizon Corp., 6.50%, Series E, Pfd.	4,157	98,521

First Horizon Corp., 4.70%, Series F, Pfd.	4,157	72,748

Fulton Financial Corp., 5.13%, Series A, Pfd.	5,542	101,973

Hancock Whitney Corp., 6.25%, Pfd.	4,780	110,591

Huntington Bancshares, Inc., 4.50%, Series H, Pfd.	13,855	247,173

Huntington Bancshares, Inc., 5.70%, Series C, Pfd.	4,849	104,544

Huntington Bancshares, Inc., 6.88%, Series J, Pfd.(e)	9,006	223,709

M&T Bank Corp., 5.63%, Series H, Pfd.(e)	6,928	159,344

New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(e)	14,271	222,913

Old National Bancorp, 7.00%, Series C, Pfd.	3,394	86,717

Old National Bancorp, 7.00%, Series A, Pfd.	2,993	75,124

Popular Capital Trust II, 6.13%, Pfd.	2,799	70,759

Regions Financial Corp., 5.70%, Series C, Pfd.(e)	13,855	302,870

Regions Financial Corp., 4.45%, Series E, Pfd.	11,084	189,647

Texas Capital Bancshares, Inc., 5.75%, Series B, Pfd.	8,313	158,529

Truist Financial Corp., 5.25%, Series O, Pfd.	15,933	354,669

Truist Financial Corp., 4.75%, Series R, Pfd.	25,632	508,283

Valley National Bancorp, 6.25%, Series A, Pfd.(e)	3,187	69,891

WaFd, Inc., 4.88%, Series A, Pfd.	8,313	128,851

Webster Financial Corp., 5.25%, Series F, Pfd.	4,157	78,983

Western Alliance Bancorporation, 4.25%, Series A, Pfd.(e)	8,313	148,803

Wintrust Financial Corp., 6.50%, Series D, Pfd.(e)	3,464	83,517

Wintrust Financial Corp., 6.88%, Series E, Pfd.(e)	7,967	200,131

		4,757,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Multi-Asset Income Fund

	Shares	Value
Reinsurance–0.17%

Enstar Group Ltd., 7.00%, Series D, Pfd.(e)	11,084	$ 282,642

Enstar Group Ltd., 7.00%, Series E, Pfd.	3,048	73,701

Reinsurance Group of America, Inc., 5.75%, Pfd.(e)	11,084	276,768

Reinsurance Group of America, Inc., 7.13%, Pfd.(e)	19,397	508,007

RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	6,928	157,681

RenaissanceRe Holdings Ltd., 4.20%, Series G, Pfd.	13,855	241,770

SiriusPoint Ltd., 8.00%, Series B, Pfd.(e)	5,542	141,044

		1,681,613

Renewable Electricity–0.01%

Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	5,542	94,214

Retail REITs–0.07%

Agree Realty Corp., 4.25%, Series A, Pfd.	4,849	81,172

Federal Realty Investment Trust, 5.00%, Series C, Pfd.	4,157	85,842

Kimco Realty Corp., 5.13%, Series L, Pfd.	6,167	133,639

Kimco Realty Corp., 5.25%, Series M, Pfd.	7,250	161,167

Realty Income Corp., 6.00%, Series A, Pfd.	4,780	112,856

SITE Centers Corp., 6.38%, Series A, Pfd.	4,849	105,175

		679,851

Self-Storage REITs–0.24%

Public Storage, 5.15%, Series F, Pfd.	8,053	182,320

Public Storage, 5.05%, Series G, Pfd.	8,305	188,773

Public Storage, 5.60%, Series H, Pfd.	8,184	201,899

Public Storage, 4.88%, Series I, Pfd.	8,749	190,028

Public Storage, 4.70%, Series J, Pfd.	7,505	155,279

Public Storage, 4.75%, Series K, Pfd.	6,719	140,158

Public Storage, 4.63%, Series L, Pfd.	15,962	328,498

Public Storage, 4.13%, Series M, Pfd.	6,388	116,964

Public Storage, 3.88%, Series N, Pfd.	8,222	139,938

Public Storage, 3.90%, Series O, Pfd.	5,046	85,833

Public Storage, 4.00%, Series P, Pfd.	17,081	303,700

Public Storage, 3.95%, Series Q, Pfd.	4,327	74,468

Public Storage, 4.00%, Series R, Pfd.	12,414	220,100

Public Storage, 4.10%, Series S, Pfd.	3,547	63,669

		2,391,627

Single-Family Residential REITs–0.01%

American Homes 4 Rent, 5.88%, Series G, Pfd.	3,187	69,763

American Homes 4 Rent, 6.25%, Series H, Pfd.	3,187	72,600

		142,363

Trading Companies & Distributors–0.09%

FTAI Aviation Ltd., 8.25%, Series C, Pfd.(e)	2,910	73,303

Triton International Ltd., 8.00%, Pfd.	3,983	101,168

	Shares		Value
Trading Companies & Distributors–(continued)

Triton International Ltd., 7.38%, Pfd.		4,849	$ 118,800

Triton International Ltd., 6.88%, Pfd.		4,157	94,780

Triton International Ltd., 5.75%, Series E, Pfd.		4,849	97,562

WESCO International, Inc., 10.63%, Series A, Pfd.(e)		14,920	393,739

			879,352

Wireless Telecommunication Services–0.12%

Telephone and Data Systems, Inc., 6.63%, Series UU, Pfd.		11,638	201,803

Telephone and Data Systems, Inc., 6.00%, Series VV, Pfd.		19,120	287,565

United States Cellular Corp., 6.25%, Pfd.		13,855	266,847

United States Cellular Corp., 5.50%, Pfd.		13,855	246,203

United States Cellular Corp., 5.50%, Pfd.		13,855	244,541

			1,246,959

Total Preferred Stocks (Cost $67,487,912)			70,424,707

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.79%

Agricultural Products & Services–0.01%

Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	125,000	128,190

Apparel, Accessories & Luxury Goods–0.01%

PVH Corp., 3.13%, 12/15/2027(b)	EUR	100,000	103,232

Automobile Manufacturers–0.04%

Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(b)	EUR	100,000	104,076

Volkswagen Financial Services AG (Germany), 0.13%, 02/12/2027(b)	EUR	90,000	87,113

2.25%, 10/01/2027(b)	EUR	49,000	50,183

Volkswagen Leasing GmbH (Germany),

1.50%, 06/19/2026(b)	EUR	100,000	101,818

0.38%, 07/20/2026(b)	EUR	85,000	84,217

			427,407

Brewers–0.01%

Anheuser-Busch InBev S.A./N.V. (Belgium), 2.00%, 03/17/2028(b)	EUR	100,000	102,149

Broadcasting–0.02%

ITV PLC (United Kingdom), 1.38%, 09/26/2026(b)	EUR	125,000	125,689

TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(b)	EUR	100,000	103,664

			229,353

Cable & Satellite–0.01%

SES S.A. (Luxembourg), 1.63%, 03/22/2026(b)	EUR	120,000	121,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Multi-Asset Income Fund

	Principal Amount		Value
Casinos & Gaming–0.01%

Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(d)	EUR	216,503	$ 78,558

Commercial & Residential Mortgage Finance–0.01%

Aareal Bank AG (Germany), 0.50%, 04/07/2027(b)	EUR	100,000	93,987

Construction Materials–0.02%

Danfoss Finance I B.V. (Denmark), 0.38%, 10/28/2028(b)	EUR	100,000	91,989
Heidelberg Materials Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(b)	EUR	60,000	61,772

			153,761

Consumer Finance–0.02%

General Motors Financial Co., Inc., 0.65%, 09/07/2028(b)	EUR	200,000	186,119

Diversified Banks–0.20%

ASB Bank Ltd. (New Zealand), 0.25%, 09/08/2028(b)	EUR	200,000	184,419

Banco Santander S.A. (Spain),

3.13%, 01/19/2027(b)	EUR	100,000	104,502

0.50%, 02/04/2027(b)	EUR	100,000	97,682

Bank of America Corp., 0.58%, 08/24/2028(b)(e)	EUR	100,000	96,169

Bankinter S.A. (Spain), 0.88%, 07/08/2026(b)	EUR	100,000	100,035

Banque Federative du Credit Mutuel S.A. (France),

2.13%, 09/12/2026(b)	EUR	100,000	102,249

0.63%, 11/19/2027(b)	EUR	100,000	95,561

Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(b)	EUR	200,000	201,784

BNP Paribas S.A. (France), 1.50%, 11/17/2025(b)	EUR	100,000	103,140

2.88%, 10/01/2026(b)	EUR	100,000	104,079

0.25%, 04/13/2027(b)(e)	EUR	100,000	99,407

Credit Agricole S.A. (France), 0.38%, 10/21/2025(b)	EUR	100,000	101,661

Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(b)	EUR	100,000	101,364

NatWest Group PLC (United Kingdom), 4.07%, 09/06/2028(b)(e)	EUR	100,000	107,512

Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(b)(e)	EUR	100,000	100,159

Swedbank AB (Sweden), 0.30%, 05/20/2027(b)(e)	EUR	100,000	99,434

0.20%, 01/12/2028(b)	EUR	100,000	93,858

Virgin Money UK PLC (United Kingdom), 4.63%, 10/29/2028(b)(e)	EUR	100,000	108,860

			2,001,875

Diversified Capital Markets–0.05%

Deutsche Bank AG (Germany), 2.63%, 02/12/2026(b)	EUR	100,000	104,449

0.75%, 02/17/2027(b)(e)	EUR	100,000	100,654

	Principal Amount		Value
Diversified Capital Markets–(continued)

Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(b)	EUR	100,000	$ 98,331

UBS Group AG (Switzerland), 0.25%, 11/05/2028(b)(e)	EUR	200,000	188,166

			491,600

Diversified Chemicals–0.02%

BASF SE (Germany), 3.13%, 06/29/2028(b)	EUR	100,000	105,712

LANXESS AG (Germany), 1.75%, 03/22/2028(b)	EUR	100,000	97,451

			203,163

Diversified Financial Services–0.03%

Clearstream Banking AG (Germany), 0.00%, 12/01/2025(b)	EUR	100,000	100,772

Nykredit Realkredit A/S (Denmark), 4.00%, 07/17/2028(b)	EUR	100,000	106,770

OP Corporate Bank PLC (Finland), 0.60%, 01/18/2027	EUR	100,000	98,101

			305,643

Electric Utilities–0.03%

AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(b)	EUR	100,000	100,553

EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(b)	EUR	100,000	99,254

Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(b)	EUR	140,000	134,742

			334,549

Health Care Equipment–0.01%

Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	103,271

Health Care Services–0.00%

Fresenius Medical Care AG (Germany), 0.63%, 11/30/2026(b)	EUR	30,000	29,686

Highways & Railtracks–0.01%

Autostrade per l’Italia S.p.A. (Italy), 2.00%, 12/04/2028(b)	EUR	100,000	97,533

Household Appliances–0.01%

Whirlpool Finance (Luxembourg) S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	97,343

Household Products–0.01%

Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	75,000	83,631

Industrial Machinery & Supplies & Components–0.01%

SKF AB (Sweden), 3.13%, 09/14/2028(b)	EUR	100,000	104,341

Integrated Oil & Gas–0.01%

Eni S.p.A. (Italy), 1.00%, 03/14/2025(b)	EUR	130,000	135,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Multi-Asset Income Fund

	Principal Amount		Value
Integrated Telecommunication Services–0.01%

Verizon Communications, Inc., 1.38%, 11/02/2028	EUR	100,000	$ 97,603

Investment Banking & Brokerage–0.02%

Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(b)	EUR	72,000	67,946

Morgan Stanley, 4.81%, 10/25/2028(e)	EUR	100,000	110,061

			178,007

IT Consulting & Other Services–0.02%

DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	102,765

International Business Machines Corp., 1.25%, 01/29/2027	EUR	100,000	100,373

			203,138

Life & Health Insurance–0.01%

New York Life Global Funding, 0.25%, 01/23/2027(b)	EUR	100,000	97,932

Multi-Sector Holdings–0.02%

Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	100,182

Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(b)	EUR	100,000	104,610

			204,792

Office REITs–0.01%

Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(b)	EUR	100,000	103,107

Oil & Gas Exploration & Production–0.01%

APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(b)	EUR	100,000	101,364

Passenger Airlines–0.01%

easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(b)	EUR	100,000	99,043

Passenger Ground Transportation–0.01%

ALD S.A. (France), 4.75%, 10/13/2025(b)	EUR	100,000	107,917

Pharmaceuticals–0.01%

Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(b)	EUR	100,000	102,578

Precious Metals & Minerals–0.01%

Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(b)	EUR	100,000	102,725

Regional Banks–0.03%

Credit Mutuel Arkea S.A. (France),

0.88%, 05/07/2027(b)	EUR	100,000	98,178

0.38%, 10/03/2028(b)	EUR	100,000	92,644

SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(b)	EUR	100,000	93,595

			284,417

	Principal Amount		Value
Renewable Electricity–0.01%

Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	$ 102,236

Restaurants–0.02%

Sodexo S.A. (France), 0.75%, 04/27/2025(b)	EUR	150,000	155,422

Telecom Tower REITs–0.01%

American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	102,520

Tobacco–0.01%

Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(b)	EUR	100,000	105,725

Transaction & Payment Processing Services–0.01%

Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	101,223

Water Utilities–0.01%

Thames Water Utilities Finance PLC (United Kingdom), 0.88%, 01/31/2028(b)	EUR	100,000	85,105

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,559,439)			7,947,700

Asset-Backed Securities–0.00%

Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		$45,877	36,766

GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(j)		1,335	1,259

Total Asset-Backed Securities (Cost $42,980)			38,025

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Fannie Mae REMICs, IO, 4.37%(9.80% - (30 Day Average SOFR + 0.11%)), 03/17/2031 (Cost $1)(k)(l)		6	0

		Shares
Money Market Funds–15.30%

Invesco Government & Agency Portfolio, Institutional Class, 5.23%(m)(n)		53,788,852	53,788,852

Invesco Liquid Assets Portfolio, Institutional Class, 5.34%(m)(n)		38,418,085	38,429,610

Invesco Treasury Portfolio, Institutional Class, 5.22%(m)(n)		61,472,974	61,472,974

Total Money Market Funds (Cost $153,685,150)			153,691,436

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.37% (Cost $1,061,229,977)			1,028,469,309

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.76%

Invesco Private Government Fund, 5.29%(m)(n)(o)		12,632,996	12,632,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Multi-Asset Income Fund

	Shares	Value
Money Market Funds–(continued)

Invesco Private Prime Fund, 5.46%(m)(n)(o)	35,184,789	$35,195,345

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,834,849)		47,828,341

TOTAL INVESTMENTS IN SECURITIES–107.13% (Cost $1,109,064,826)		1,076,297,650

OTHER ASSETS LESS LIABILITIES–(7.13)%		(71,656,270)

NET ASSETS–100.00%		$1,004,641,380

Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SPDR	– Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2024 was $482,739,495, which represented 48.05% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2024.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1O.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(j)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2024.

(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2024.
(m)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$54,873,700	$113,497,641	$(114,582,489)	$-	$-	$53,788,852	$1,575,121
Invesco Liquid Assets Portfolio, Institutional Class	39,204,104	81,069,744	(81,844,636)	(1,211)	1,609	38,429,610	1,154,767
Invesco Treasury Portfolio, Institutional Class	62,712,800	129,711,589	(130,951,415)	-	-	61,472,974	1,787,509
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,854,024	49,521,043	(51,742,071)	-	-	12,632,996	363,166*
Invesco Private Prime Fund	38,687,262	93,327,366	(96,823,656)	(7,816)	12,189	35,195,345	1,001,071*
Total	$210,331,890	$467,127,383	$(475,944,267)	$(9,027)	$13,798	$201,519,777	$5,881,634

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of April 30, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Multi-Asset Income Fund

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk

E-Mini Russell 2000 Index	25	June-2024	$2,482,000	$(140,556)	$(140,556)

E-Mini S&P 500 Index	11	June-2024	2,786,850	(68,960)	(68,960)

EURO STOXX 50 Index	220	June-2024	11,497,378	(5,282)	(5,282)

FTSE 100 Index	158	June-2024	16,107,239	311,951	311,951

MSCI Emerging Markets Index	105	June-2024	5,470,500	(62,252)	(62,252)

Tokyo Stock Price Index	124	June-2024	21,597,692	334,547	334,547

Subtotal				369,448	369,448

Interest Rate Risk

U.S. Treasury 5 Year Notes	126	June-2024	13,197,516	(254,352)	(254,352)

U.S. Treasury 10 Year Notes	107	June-2024	11,495,813	(194,587)	(194,587)

U.S. Treasury Ultra Bonds	2	June-2024	239,125	(629)	(629)

Subtotal				(449,568)	(449,568)

Subtotal–Long Futures Contracts				(80,120)	(80,120)

Short Futures Contracts

Interest Rate Risk

Euro-Bobl	26	June-2024	(3,230,608)	47,131	47,131

Euro-Bund	371	June-2024	(51,502,757)	1,024,384	1,024,384

Euro-Schatz	30	June-2024	(3,365,204)	19,072	19,072

Long Gilt	249	June-2024	(29,800,797)	737,001	737,001

U.S. Treasury 2 Year Notes	66	June-2024	(13,375,312)	118,620	118,620

U.S. Treasury 10 Year Ultra Notes	30	June-2024	(3,306,563)	117,306	117,306

U.S. Treasury Long Bonds	371	June-2024	(42,224,438)	1,913,967	1,913,967

Subtotal–Short Futures Contracts				3,977,481	3,977,481

Total Futures Contracts				$3,897,361	$3,897,361

(a)	Futures contracts collateralized by $9,527,000 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts

						Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver		Receive

Currency Risk

06/21/2024	Citibank, N.A.	EUR	25,000	USD	27,180	$446

05/15/2024	Goldman Sachs International	EUR	223,000	USD	242,368	4,269

05/15/2024	State Street Bank & Trust Co.	EUR	8,530,000	USD	9,260,947	153,422

06/21/2024	State Street Bank & Trust Co.	USD	1,151,182	EUR	1,080,000	3,741

Subtotal–Appreciation						161,878

Currency Risk

05/15/2024	J.P. Morgan Chase Bank, N.A.	USD	60,545	EUR	56,000	(754)

05/15/2024	Merrill Lynch International	USD	122,889	EUR	113,000	(2,239)

05/15/2024	Royal Bank of Canada	USD	30,368	EUR	28,000	(472)

05/15/2024	UBS AG	USD	98,204	EUR	90,000	(2,110)

Subtotal–Depreciation						(5,575)

Total Forward Foreign Currency Contracts						$156,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Multi-Asset Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Credit Risk

Markit CDX North America High Yield Index, Series 39, Version 2	Sell	5.00%	Quarterly	12/20/2027	3.011%	USD 1,435,700	$25,379	$88,947	$63,568

(a)	Swaps are collateralized by $86,011 cash held with Merrill Lynch International, the Counterparty.
(b)

Implied credit spreads represent the current level, as of April 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

EUR – Euro

USD – U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2024

U.S. Dollar Denominated Bonds & Notes	37.43%

Equity Linked Notes	22.26

U.S. Treasury Securities	19.58

Preferred Stocks	7.01

Security Types Each Less Than 1% of Portfolio	0.79

Money Market Funds Plus Other Assets Less Liabilities	12.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Multi-Asset Income Fund

Statement of Assets and Liabilities

April 30, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $907,544,827)*	$874,777,873

Investments in affiliated money market funds, at value (Cost $201,519,999)	201,519,777

Other investments:

Variation margin receivable – futures contracts	843,130

Variation margin receivable–centrally cleared swap agreements	358,083

Unrealized appreciation on forward foreign currency contracts outstanding	161,878

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	9,527,000

Cash collateral – centrally cleared swap agreements	86,011

Foreign currencies, at value (Cost $51,525)	51,626

Receivable for:
Fund shares sold	921,222

Dividends	1,024,528

Interest	10,792,693

Investments matured, at value (Cost $1,618,563)	0

Investment for trustee deferred compensation and retirement plans	177,535

Other assets	75,650

Total assets	1,100,317,006

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	5,575

Payable for:
Investments purchased	45,121,000

Fund shares reacquired	1,464,547

Amount due custodian	303,840

Collateral upon return of securities loaned	47,834,849

Accrued fees to affiliates	469,406

Accrued other operating expenses	263,170

Trustee deferred compensation and retirement plans	213,239

Total liabilities	95,675,626

Net assets applicable to shares outstanding	$1,004,641,380

Net assets consist of:
Shares of beneficial interest	$1,752,974,456

Distributable earnings (loss)	(748,333,076)

$1,004,641,380

Net Assets:
Class A	$804,011,803

Class C	$56,599,843

Class R	$23,778,625

Class Y	$113,538,572

Class R5	$9,324

Class R6	$6,703,213

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	104,535,593

Class C	7,361,218

Class R	3,089,232

Class Y	14,751,366

Class R5	1,212

Class R6	870,351

Class A:
Net asset value per share	$7.69

Maximum offering price per share (Net asset value of $7.69 ÷ 94.50%)	$8.14

Class C:
Net asset value and offering price per share	$7.69

Class R:
Net asset value and offering price per share	$7.70

Class Y:
Net asset value and offering price per share	$7.70

Class R5:
Net asset value and offering price per share	$7.69

Class R6:
Net asset value and offering price per share	$7.70

*	At April 30, 2024, securities with an aggregate value of $45,937,077 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Multi-Asset Income Fund

Statement of Operations

For the six months ended April 30, 2024

(Unaudited)

Investment income:

Interest	$31,822,483

Dividends (net of foreign withholding taxes of $743)	2,444,174

Dividends from affiliated money market funds (includes net securities lending income of $146,135)	4,663,532

Total investment income	38,930,189

Expenses:
Advisory fees	2,522,801

Administrative services fees	78,018

Custodian fees	49,623

Distribution fees:
Class A	948,388

Class C	306,817

Class R	58,940

Transfer agent fees – A, C, R and Y	722,419

Transfer agent fees – R6	6,040
Trustees’ and officers’ fees and benefits	17,772

Registration and filing fees	44,417

Licensing fees	56,118

Reports to shareholders	99,984

Professional services fees	41,827

Other	15,522

Total expenses	4,968,686

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(269,248)

Net expenses	4,699,438

Net investment income	34,230,751

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(52,138,098)

Affiliated investment securities	13,798

Foreign currencies	(39,233)

Forward foreign currency contracts	231,506

Futures contracts	1,104,804

Swap agreements	26,286

(50,800,937)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	113,569,771

Affiliated investment securities	(9,027)

Foreign currencies	(450,268)

Forward foreign currency contracts	(186,104)

Futures contracts	2,369,056

Swap agreements	84,296

115,377,724

Net realized and unrealized gain	64,576,787

Net increase in net assets resulting from operations	$98,807,538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Multi-Asset Income Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2024 and the year ended October 31, 2023

(Unaudited)

	April 30,	October 31,
	2024	2023

Operations:
Net investment income	$34,230,751	$77,145,429

Net realized gain (loss)	(50,800,937)	(63,118,839)

Change in net unrealized appreciation	115,377,724	35,395,133

Net increase in net assets resulting from operations	98,807,538	49,421,723

Distributions to shareholders from distributable earnings:
Class A	(27,548,672)	(58,444,286)

Class C	(1,840,648)	(4,626,634)

Class R	(765,561)	(1,605,955)

Class Y	(4,747,763)	(11,320,083)

Class R5	(331)	(1,985)

Class R6	(1,324,185)	(3,499,023)

Total distributions from distributable earnings	(36,227,160)	(79,497,966)

Share transactions–net:
Class A	(23,005,670)	(49,251,490)

Class C	(8,749,520)	(21,038,526)

Class R	225,224	(525,326)

Class Y	(39,002,106)	(24,691,098)

Class R5	–	(55,170)

Class R6	(38,265,907)	(6,897,140)

Net increase (decrease) in net assets resulting from share transactions	(108,797,979)	(102,458,750)

Net increase (decrease) in net assets	(46,217,601)	(132,534,993)

Net assets:
Beginning of period	1,050,858,981	1,183,393,974

End of period	$1,004,641,380	$1,050,858,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Multi-Asset Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/24	$7.26	$0.25	$0.44	$0.69	$(0.26)	$7.69	9.57	%(d)	$804,012	0.86	%(d)(e)	0.91	%(d)(e)	6.38	%(d)(e)	52%
Year ended 10/31/23	7.49	0.51	(0.21)	0.30	(0.53)	7.26	3.87	(d)	780,788	0.79	(d)	0.85	(d)	6.69	(d)	54
Year ended 10/31/22	9.75	0.50	(2.21)	(1.71)	(0.55)	7.49	(18.16	)(d)	852,899	0.82	(d)	0.87	(d)	5.68	(d)	94
Year ended 10/31/21	9.26	0.48	0.59	1.07	(0.58)	9.75	11.73	(d)	1,178,389	0.82	(d)	0.91	(d)	4.93	(d)	53
Year ended 10/31/20	10.79	0.58	(1.55)	(0.97)	(0.56)	9.26	(8.97	)(d)	1,209,154	0.82	(d)	0.92	(d)	6.13	(d)	117
Year ended 10/31/19	10.07	0.55	0.74	1.29	(0.57)	10.79	13.18		188,655	0.84		0.97		5.21		76
Class C
Six months ended 04/30/24	7.26	0.22	0.44	0.66	(0.23)	7.69	9.15		56,600	1.63	(e)	1.68	(e)	5.61	(e)	52
Year ended 10/31/23	7.49	0.45	(0.21)	0.24	(0.47)	7.26	3.08		61,668	1.56		1.62		5.92		54
Year ended 10/31/22	9.75	0.43	(2.21)	(1.78)	(0.48)	7.49	(18.80)		84,143	1.59		1.64		4.91		94
Year ended 10/31/21	9.26	0.40	0.60	1.00	(0.51)	9.75	10.89		147,030	1.59		1.68		4.16		53
Year ended 10/31/20	10.78	0.51	(1.54)	(1.03)	(0.49)	9.26	(9.58)		210,967	1.59		1.69		5.36		117
Year ended 10/31/19	10.06	0.47	0.74	1.21	(0.49)	10.78	12.35		118,619	1.59		1.72		4.46		76
Class R
Six months ended 04/30/24	7.27	0.24	0.44	0.68	(0.25)	7.70	9.42		23,779	1.13	(e)	1.18	(e)	6.11	(e)	52
Year ended 10/31/23	7.49	0.49	(0.20)	0.29	(0.51)	7.27	3.73		22,241	1.06		1.12		6.42		54
Year ended 10/31/22	9.76	0.47	(2.22)	(1.75)	(0.52)	7.49	(18.47)		23,452	1.09		1.14		5.41		94
Year ended 10/31/21	9.27	0.45	0.59	1.04	(0.55)	9.76	11.43		47,214	1.09		1.18		4.66		53
Year ended 10/31/20	10.78	0.55	(1.52)	(0.97)	(0.54)	9.27	(9.02)		55,930	1.09		1.19		5.86		117
Year ended 10/31/19	10.07	0.52	0.74	1.26	(0.55)	10.78	12.80		5,202	1.09		1.22		4.96		76
Class Y
Six months ended 04/30/24	7.27	0.25	0.45	0.70	(0.27)	7.70	9.69		113,539	0.63	(e)	0.68	(e)	6.61	(e)	52
Year ended 10/31/23	7.49	0.53	(0.20)	0.33	(0.55)	7.27	4.26		143,870	0.56		0.62		6.92		54
Year ended 10/31/22	9.76	0.52	(2.22)	(1.70)	(0.57)	7.49	(18.05)		172,528	0.59		0.64		5.91		94
Year ended 10/31/21	9.27	0.50	0.59	1.09	(0.60)	9.76	11.99		274,095	0.59		0.68		5.16		53
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	9.27	(8.65)		360,565	0.59		0.69		6.36		117
Year ended 10/31/19	10.07	0.57	0.75	1.32	(0.60)	10.79	13.47		397,303	0.59		0.72		5.46		76
Class R5
Six months ended 04/30/24	7.26	0.26	0.44	0.70	(0.27)	7.69	9.75		9	0.45	(e)	0.47	(e)	6.79	(e)	52
Year ended 10/31/23	7.49	0.54	(0.22)	0.32	(0.55)	7.26	4.13		9	0.53		0.58		6.95		54
Year ended 10/31/22	9.75	0.52	(2.21)	(1.69)	(0.57)	7.49	(17.97)		63	0.59		0.62		5.91		94
Year ended 10/31/21	9.27	0.50	0.58	1.08	(0.60)	9.75	11.89		78	0.59		0.60		5.16		53
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	9.27	(8.63)		85	0.59		0.63		6.36		117
Year ended 10/31/19	10.08	0.57	0.74	1.31	(0.60)	10.79	13.35		104	0.59		0.68		5.46		76
Class R6
Six months ended 04/30/24	7.27	0.26	0.44	0.70	(0.27)	7.70	9.74		6,703	0.55	(e)	0.57	(e)	6.69	(e)	52
Year ended 10/31/23	7.49	0.54	(0.21)	0.33	(0.55)	7.27	4.32		42,283	0.49		0.51		6.99		54
Year ended 10/31/22	9.76	0.52	(2.22)	(1.70)	(0.57)	7.49	(18.01)		50,310	0.54		0.55		5.96		94
Year ended 10/31/21	9.27	0.51	0.59	1.10	(0.61)	9.76	12.05		64,850	0.54		0.55		5.21		53
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	9.27	(8.59)		65,618	0.53		0.54		6.42		117
Year ended 10/31/19	10.07	0.57	0.75	1.32	(0.60)	10.79	13.47		59,569	0.59		0.60		5.46		76

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,279,950,104 in connection with the acquisition of Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for Class A for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021 and 2020, respectively.

(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Multi-Asset Income Fund

Notes to Financial Statements

April 30, 2024

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Multi-Asset Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is to provide current income.

 The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

32	Invesco Multi-Asset Income Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual

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results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, the Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

L.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2024, the Fund paid the Adviser $3,612 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

M.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

N.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or

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intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

O.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

P.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including

35	Invesco Multi-Asset Income Fund

potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Q.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

S.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.500%

Next $500 million	0.450%

Next $500 million	0.400%

Over $1.5 billion	0.390%

 For the six months ended April 30, 2024, the effective advisory fee rate incurred by the Fund was 0.47%.

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

 Effective March 1, 2023, through at least February 28, 2025, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.90%, 1.65%, 1.15%, 0.65%, 0.65% and 0.65%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to March 1, 2023, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

 Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

 For the six months ended April 30, 2024, the Adviser waived advisory fees of $93,635 and reimbursed class level expenses of $106,120, $8,029, $3,068, $17,923, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

36	Invesco Multi-Asset Income Fund

 The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

 Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2024, IDI advised the Fund that IDI retained $42,207 in front-end sales commissions from the sale of Class A shares and $0 and $1,000 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

 Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$376,081,872	$–	$376,081,872

Equity Linked Notes	–	223,626,985	–	223,626,985

U.S. Treasury Securities	–	196,658,584	–	196,658,584

Preferred Stocks	70,358,189	66,518	–	70,424,707

Non-U.S. Dollar Denominated Bonds & Notes	–	7,947,700	–	7,947,700

Asset-Backed Securities	–	38,025	–	38,025

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	0	–	0

Money Market Funds	153,691,436	47,828,341	–	201,519,777

Total Investments in Securities	224,049,625	852,248,025	–	1,076,297,650

Other Investments - Assets*

Investments Matured	–	–	0	0

Futures Contracts	4,623,979	–	–	4,623,979

Forward Foreign Currency Contracts	–	161,878	–	161,878

Swap Agreements	–	63,568	–	63,568

	4,623,979	225,446	0	4,849,425

Other Investments - Liabilities*

Futures Contracts	(726,618)	–	–	(726,618)

Forward Foreign Currency Contracts	–	(5,575)	–	(5,575)

	(726,618)	(5,575)	–	(732,193)

Total Other Investments	3,897,361	219,871	–	4,117,232

Total Investments	$227,946,986	$852,467,896	$0	$1,080,414,882

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

 For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

37	Invesco Multi-Asset Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2024:

	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded	$–	$–	$646,498	$3,977,481	$4,623,979

Unrealized appreciation on swap agreements – Centrally Cleared(a)	63,568	–	–	–	63,568

Unrealized appreciation on forward foreign currency contracts outstanding	–	161,878	–	–	161,878

Total Derivative Assets	63,568	161,878	646,498	3,977,481	4,849,425

Derivatives not subject to master netting agreements	(63,568)	–	(646,498)	(3,977,481)	(4,687,547)

Total Derivative Assets subject to master netting agreements	$–	$161,878	$–	$–	$161,878

	Value

Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded	$–	$(277,050)	$(449,568)	$(726,618)

Unrealized depreciation on forward foreign currency contracts outstanding	(5,575)	–	–	(5,575)

Total Derivative Liabilities	(5,575)	(277,050)	(449,568)	(732,193)

Derivatives not subject to master netting agreements	–	277,050	449,568	726,618

Total Derivative Liabilities subject to master netting agreements	$(5,575)	$–	$–	$(5,575)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2024.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Citibank, N.A.	$ 446	$ –	$ 446	$–	$–	$446

Goldman Sachs International	4,269	–	4,269	–	–	4,269

J.P. Morgan Chase Bank, N.A.	–	(754)	(754)	–	–	(754)

Merrill Lynch International	–	(2,239)	(2,239)	–	–	(2,239)

Royal Bank of Canada	–	(472)	(472)	–	–	(472)

State Street Bank & Trust Co.	157,163	–	157,163	–	–	157,163

UBS AG	–	(2,110)	(2,110)	–	–	(2,110)

Total	$161,878	$(5,575)	$156,303	$–	$–	$156,303

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$–	$231,506	$–	$–	$231,506

Futures contracts	–	–	5,441,898	(4,337,094)	1,104,804

Swap agreements	26,286	–	–	–	26,286

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	–	(186,104)	–	–	(186,104)

Futures contracts	–	–	1,705,890	663,166	2,369,056

Swap agreements	84,296	–	–	–	84,296

Total	$110,582	$45,402	$7,147,788	$(3,673,928)	$3,629,844

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures	Swap
	Contracts	Contracts	Agreements

Average notional value	$11,367,750	$262,509,575	$1,566,367

38	Invesco Multi-Asset Income Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $40,473.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2023, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$426,554,070	$199,700,138	$626,254,208

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2024 was $170,639,570 and $212,756,106, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$15,688,867

Aggregate unrealized (depreciation) of investments	(84,108,338)

Net unrealized appreciation (depreciation) of investments	$(68,419,471)

Cost of investments for tax purposes is $1,148,834,353.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Sold:
Class A	2,607,984	$20,128,577	4,002,354	$30,757,252

Class C	270,696	2,099,142	591,278	4,557,505

Class R	201,201	1,559,949	465,761	3,589,248

Class Y	1,796,533	13,966,441	3,962,741	30,627,354

Class R6	186,863	1,438,183	259,652	1,988,962

Issued as reinvestment of dividends:
Class A	3,174,856	24,394,255	6,704,847	51,334,704

Class C	179,353	1,377,543	448,775	3,437,889

Class R	97,484	749,726	205,567	1,575,533

Class Y	433,062	3,327,490	1,013,311	7,764,065

Class R5	-	-	170	1,318

Class R6	163,875	1,261,058	437,489	3,353,057

39	Invesco Multi-Asset Income Fund

	Summary of Share Activity

	Six months ended April 30, 2024(a)		Year ended October 31, 2023
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	715,920	$5,524,594	1,551,820	$11,884,183

Class C	(716,069)	(5,524,594)	(1,552,009)	(11,884,183)

Reacquired:
Class A	(9,454,329)	(73,053,096)	(18,650,298)	(143,227,629)

Class C	(865,507)	(6,701,611)	(2,234,003)	(17,149,737)

Class R	(269,085)	(2,084,451)	(740,749)	(5,690,107)

Class Y	(7,271,069)	(56,296,037)	(8,202,752)	(63,082,517)

Class R5	-	-	(7,400)	(56,488)

Class R6	(5,297,496)	(40,965,148)	(1,593,389)	(12,239,159)

Net increase (decrease) in share activity	(14,045,728)	$(108,797,979)	(13,336,835)	$(102,458,750)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Invesco Multi-Asset Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/24)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,095.70	$4.48	$1,020.59	$4.32	0.86%
Class C	1,000.00	1,091.50	8.48	1,016.76	8.17	1.63
Class R	1,000.00	1,094.20	5.88	1,019.24	5.67	1.13
Class Y	1,000.00	1,096.90	3.28	1,021.73	3.17	0.63
Class R5	1,000.00	1,097.50	2.35	1,022.63	2.26	0.45
Class R6	1,000.00	1,097.40	2.87	1,022.13	2.77	0.55

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2023 through April 30, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

41	Invesco Multi-Asset Income Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of AIM Investment Funds (Invesco Investment Funds), a Delaware statutory trust (“Trust”), was held on January 16, 2024. The Meeting was held for the following purpose:

(1) Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against/Withheld
(1)*	Beth Ann Brown	2,249,378,619.33	41,629,442.71
	Carol Deckbar	2,246,234,264.52	44,773,797.52
	Cynthia Hostetler	2,239,884,066.77	51,123,995.27
	Dr. Eli Jones	2,247,948,469.91	43,059,592.13
	Elizabeth Krentzman	2,249,230,311.83	41,777,750.22
	Jeffrey H. Kupor	2,246,969,783.10	44,038,278.94
	Anthony J. LaCava, Jr.	2,248,588,977.62	42,419,084.42
	James Liddy	2,247,297,130.55	43,710,931.50
	Dr. Prema Mathai-Davis	2,240,956,129.31	50,051,932.73
	Joel W. Motley	2,243,008,410.57	47,999,651.47
	Teresa M. Ressel	2,248,731,273.34	42,276,788.70
	Douglas Sharp	2,248,447,243.22	42,560,818.83
	Robert C. Troccoli	2,246,647,253.82	44,360,808.22
	Daniel S. Vandivort	2,247,577,966.04	43,430,096.00

* Proposal 1 required approval by a combined vote of all the portfolios of AIM Investment Funds (Invesco Investment Funds).

42	Invesco Multi-Asset Income Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

 Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

 Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	MAIN-SAR-1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 14, 2024, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 14, 2024, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 14.	EXHIBITS.

14(a) (1)	Not applicable.

14(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

14(a) (3)	Not applicable.

14(a) (4)	Not applicable.

14(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	June 28, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	June 28, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	June 28, 2024